OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Australia Index Portfolio
ING BlackRock Science and Technology Opportunities Portfolio
ING Euro STOXX 50® Index Portfolio
ING FTSE 100 Index® Portfolio
ING Hang Seng Index Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING International Index Portfolio
ING Japan TOPIX Index Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING Small Company Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 107.4%
		Consumer Discretionary: 3.8%
71,673		APN News & Media Ltd.	$57,666	0.0
79,832		Aristocrat Leisure Ltd.	159,760	0.1
99,205		Austar United Communications Ltd.	110,277	0.1
35,466		Billabong International Ltd.	111,917	0.1
80,922		Crown Ltd.	616,461	0.4
94,839		David Jones Ltd.	272,691	0.2
129,744		Echo Entertainment Group Ltd.	458,268	0.3
389,333		John Fairfax Holdings Ltd.	305,974	0.2
7,925		Fleetwood Corp. Ltd.	85,531	0.0
10,451		Flight Centre Ltd.	169,570	0.1
11,243		G.U.D. Holdings Ltd.	76,894	0.0
108,288		Harvey Norman Holdings Ltd.	222,501	0.1
18,415		Invocare Ltd.	122,000	0.1
18,415		JB Hi-Fi Ltd.	266,831	0.2
110,157		Myer Holdings Ltd.	214,374	0.1
35,068		Navitas Ltd.	129,075	0.1
87,940		News Corp., Inc.	1,362,020	0.8
158,937		Pacific Brands Ltd.	101,645	0.1
4,370		Reject Shop Ltd./The	39,769	0.0
68,260		Seven West Media Ltd	170,305	0.1
95,689		Southern Cross Media Group Ltd.	87,676	0.1
129,744		TABCORP Holdings Ltd.	319,717	0.2
249,797		Tattersall’s Ltd.	534,442	0.3
103,093		Ten Network Holdings Ltd.	86,777	0.1
20,136		Wotif.Com Holdings Ltd.	76,238	0.0
			6,158,379	3.8
		Consumer Staples: 10.3%
100,063		Coca-Cola Amatil Ltd.	1,146,304	0.7
365,028		Foster’s Group Ltd.	1,865,091	1.2
226,106	X	Goodman Fielder Ltd.	103,636	0.1
37,569		GrainCorp Ltd.	257,951	0.2
145,416		Metcash Ltd.	573,235	0.3
121,676		Treasury Wine Estates Ltd.	455,676	0.3
219,378		Wesfarmers Ltd.	6,628,403	4.1
230,427		Woolworths Ltd.	5,506,402	3.4
			16,536,698	10.3
		Energy: 7.4%
28,675		Aquila Resources Ltd.	134,426	0.1
68,517		Aurora Oil and Gas Ltd.	145,773	0.1
91,352		Australian Worldwide Exploration Ltd.	89,628	0.0
204,707		Beach Petroleum Ltd.	211,268	0.1
59,551		Bow Energy Ltd.	83,934	0.0
25,574		Caltex Australia Ltd.	263,580	0.2
68,948		Coalspur Mines Ltd.	90,483	0.1
103,562		Dart Energy Ltd.	51,501	0.0
139,199		Eastern Star Gas Ltd.	102,041	0.1
10,289		Energy Resources of Australia Ltd.	28,566	0.0
14,172		Extract Resources Ltd	103,091	0.1
12,663		Gloucester Coal Ltd.	82,019	0.0
28,994		Karoon Gas Australia Ltd.	77,796	0.0
52,773		Linc Energy Ltd.	95,168	0.1
204,308		Oil Search Ltd.	1,101,374	0.7
201,633		Origin Energy Ltd.	2,580,104	1.6
123,781		Paladin Resources Ltd.	142,043	0.1
165,607		Santos Ltd.	1,792,263	1.1
53,778		Whitehaven Coal Ltd.	272,556	0.2
113,794		Woodside Petroleum Ltd.	3,525,752	2.2
39,084		WorleyParsons Ltd.	975,206	0.6
			11,948,572	7.4
		Financials: 40.6%
43,584		Abacus Property Group	77,141	0.0
534,831		AMP Ltd.	2,008,857	1.2
51,874		Ardent Leisure Group	54,037	0.0
33,177		ASX Ltd.	963,652	0.6
40,091		Australand Property Group	88,160	0.1
496,880		Australia & New Zealand Banking Group Ltd.	9,222,670	5.7
41,684		Bank of Queensland Ltd.	284,824	0.2
66,332		Bendigo Bank Ltd.	537,285	0.3
67,543		Bunnings Warehouse Property Trust	110,392	0.1
444,798		CFS Retail Property Trust	746,403	0.5
98,031		Challenger Financial Services Group Ltd.	397,607	0.2
41,131		Charter Hall Group	66,002	0.0
45,122		Charter Hall Retail REIT	135,586	0.1
295,192		Commonwealth Bank of Australia	12,837,768	8.0
464,026		Commonwealth Property Office Fund	399,291	0.2
916,651		Dexus Property Group	722,518	0.5
118,687		FKP Property Group	50,633	0.0
1,246,809		Goodman Group	683,115	0.4
324,143		GPT Group	974,938	0.6
88,957		Henderson Group PLC	140,589	0.1
536,448		Investa Office Fund	312,762	0.2
392,386		Insurance Australia Group	1,135,888	0.7
30,769		IOOF Holdings Ltd.	158,899	0.1
98,520		Lend Lease Corp., Ltd.	661,660	0.4
65,272		Macquarie Group Ltd.	1,411,565	0.9
77,870		Macquarie Office Trust	250,616	0.2
646,960		Mirvac Group	711,271	0.4
416,730		National Australia Bank Ltd.	8,851,894	5.5
7,623		Perpetual Trustees Australia Ltd.	151,156	0.1
40,802		Platinum Asset Management Ltd.	148,769	0.1
206,981		QBE Insurance Group Ltd.	2,541,771	1.6
451,416		Stockland	1,256,505	0.8
243,720		Suncorp-Metway Ltd.	1,855,592	1.2
401,102		Westfield Group	2,974,448	1.9
532,206		Westfield Retail Trust	1,238,587	0.8

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
573,784		Westpac Banking Corp.	$11,111,453	6.9
			65,274,304	40.6
		Health Care: 3.7%
27,184		Acrux Ltd.	82,889	0.1
25,661		Ansell Ltd.	320,917	0.2
10,710		Cochlear Ltd.	474,770	0.3
100,837		CSL Ltd.	2,862,692	1.8
29,159		Mesoblast Ltd.	223,681	0.1
84,117		Primary Health Care Ltd.	241,280	0.1
24,423		Ramsay Health Care Ltd.	445,863	0.3
130,679		ResMed, Inc.	366,662	0.2
196,173		Sigma Pharmaceuticals Ltd.	122,285	0.1
73,580		Sonic Healthcare Ltd.	804,245	0.5
			5,945,284	3.7
		Industrials: 7.2%
554,289		Asciano Group	763,691	0.5
116,528		Australian Infrastructure Fund	201,926	0.1
87,357		Boart Longyear Group	215,930	0.1
30,600		Bradken Ltd.	192,704	0.1
280,088		Brambles Ltd.	1,726,673	1.1
18,799		Cabcharge Australia Ltd.	78,200	0.1
12,685		Campbell Brothers Ltd.	505,377	0.3
746,377		ConnectEast Group	390,145	0.2
97,764		CSR Ltd.	217,772	0.1
78,396		Downer EDI Ltd.	214,574	0.1
107,718		Emeco Holdings Ltd.	100,631	0.1
42,704		GWA International Ltd.	81,724	0.1
30,969		Leighton Holdings Ltd.	550,019	0.3
103,933		Macmahon Holdings Ltd.	59,394	0.0
67,486		Macquarie Atlas Roads Group	85,021	0.1
273,400		Macquarie Airports Management Ltd.	846,568	0.5
36,414		Mermaid Marine Australia Ltd.	110,820	0.1
22,693		Mineral Resources Ltd.	219,275	0.1
16,282		Monadelphous Group Ltd.	269,775	0.2
42,705		NRW Holdings Ltd.	94,097	0.1
429,080		Qantas Airways Ltd.	575,186	0.4
305,057		QR National Ltd.	922,478	0.6
77,810		Qube Logistics Holdings Ltd.	96,322	0.1
61,860		Seek Ltd.	313,815	0.2
16,628		Seven Group Holdings Ltd.	126,576	0.1
44,219		Spotless Group Ltd.	75,750	0.0
123,857		Toll Holdings Ltd.	519,392	0.3
79,128		Transfield Services Ltd.	143,911	0.1
91,260		Transpacific Industries Group Ltd.	53,801	0.0
271,633		Transurban Group	1,412,261	0.9
31,014		United Group Ltd.	339,066	0.2
222,644		Virgin Blue Holdings Ltd.	67,543	0.0
			11,570,417	7.2
		Information Technology: 0.6%
40,399		carsales.com.au Ltd.	183,644	0.1
96,458		Computershare Ltd.	686,828	0.4
17,013		Iress Market Technology Ltd.	114,079	0.1
11,336		SMS Management & Technology Ltd.	58,861	0.0
			1,043,412	0.6
		Materials: 27.5%
91,776		Adelaide Brighton Ltd	231,369	0.1
12,892		Alacer Gold Corp.	129,814	0.1
468,974		Alumina Ltd.	653,958	0.4
231,465		Amcor Ltd.	1,532,376	1.0
74,563		Aquarius Platinum Ltd.	209,219	0.1
23,933		Aston Resources Ltd.	228,176	0.1
136,827		Atlas Iron Ltd.	367,371	0.2
41,639		Ausdrill Ltd.	107,305	0.1
113,598		Bathurst Resources Ltd.	68,039	0.0
607,912		BHP Billiton Ltd.	20,128,206	12.5
343,372		BlueScope Steel Ltd.	236,768	0.1
135,749		Boral Ltd.	451,753	0.3
22,360	X	Cudeco Ltd.	73,352	0.1
68,423		Discovery Metals Ltd.	85,454	0.1
61,296		DuluxGroup Ltd.	147,692	0.1
51,469		Fletcher Building Ltd.	296,494	0.2
322,286		Fortescue Metals Group Ltd.	1,346,196	0.8
135,111		Gindalbie Metals Ltd.	61,394	0.0
49,363		Gryphon Minerals Ltd.	61,557	0.0
142,953		Gunns Ltd.	20,130	0.0
79,273		Iluka Resources Ltd.	927,861	0.6
308,529		Incitec Pivot Ltd.	955,909	0.6
34,626		Independence Group NL	142,132	0.1
88,787		Intrepid Mines Ltd.	77,982	0.1
82,015		James Hardie Industries SE	448,455	0.3
93,135		Kagara Zinc Ltd.	34,955	0.0
25,550		Kingsgate Consolidated Ltd.	176,613	0.1
314,926		Lynas Corp. Ltd.	322,320	0.2
28,447		MacArthur Coal Ltd.	434,997	0.3
35,134		Medusa Mining Ltd.	229,962	0.1
71,242		Mirabela Nickel Ltd.	90,708	0.1
109,411		Mount Gibson Iron Ltd.	138,062	0.1
57,112		Murchison Metals Ltd.	17,932	0.0
144,599		Newcrest Mining Ltd.	4,766,142	3.0
30,526		Nufarm Ltd.	124,038	0.1
20,893		OceanaGold Corp.	45,329	0.0
48,398		OM Holdings Ltd.	27,722	0.0
238,421		OneSteel Ltd.	279,414	0.2
68,806		Orica Ltd.	1,544,152	1.0
61,349		OZ Minerals Ltd.	546,542	0.3
88,985		Pan Australian Resources Ltd.	212,734	0.1
34,804		Panoramic Resources Ltd	39,127	0.0
79,803		Perseus Mining Ltd.	234,680	0.1
62,570		Regis Resources Ltd.	157,568	0.1
60,540		Resolute Mining Ltd.	88,330	0.1
82,546		Rio Tinto Ltd.	4,834,997	3.0
16,016		Sandfire Resources NL	91,761	0.1
31,497		Sims Group Ltd.	377,947	0.2
55,355		St Barbara Ltd.	109,614	0.1
437,694		Sundance Resources Ltd	177,907	0.1
24,291		Western Areas NL	99,415	0.1

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
41,491		White Energy Co., Ltd.	$58,237	0.0
			44,250,167	27.5
		Telecommunication Services: 0.3%
52,363		Singapore Telecommunications Ltd.	125,527	0.1
109,314		Telecom Corp. of New Zealand Ltd.	215,027	0.1
48,847		TPG Telecom Ltd.	66,486	0.1
			407,040	0.3
		Telecommunications: 4.4%
2,357,075		Telstra Corp., Ltd.	7,019,890	4.4
		Utilities: 1.6%
86,801		AGL Energy Ltd.	1,190,172	0.7
100,198		APA Group	388,861	0.2
187,337		Diversified Utility & Energy Trusts	291,121	0.2
143,615		Energy World Corp. Ltd.	69,962	0.0
128,786		Envestra Ltd.	81,879	0.1
75,106		Hastings Diversified Utilities Fund	110,917	0.1
255,472		SP AusNet	229,437	0.1
224,213	#	Spark Infrastructure Group	268,018	0.2
			2,630,367	1.6
		Total Common Stock
		(Cost $216,579,740)	172,784,530	107.4
RIGHTS: 0.1%
		Consumer Staples: 0.1%
94,210		Goodman Fielder Ltd.	4,558	0.1
		Total Rights
		(Cost $—)	4,558	0.1
		Total Long-Term Investments
		(Cost $216,579,740)	172,789,088	107.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateral(cc)(1): 2.0%
$3,294,865		BNY Mellon Overnight Government Fund
		(Cost $3,294,865)	$3,294,865	2.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
643,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $643,000)	$643,000	0.4
		Total Short-Term Investments
		(Cost $3,937,865)	3,937,865	2.4
		Total Investments in Securities (Cost $220,517,605)*	$176,726,953	109.9
		Liabilities in Excess of Other Assets	(15,850,083)	(9.9)
		Net Assets	$160,876,870	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	cc	Securities purchased with cash collateral for securities loaned.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $220,757,235.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$706,127
		Gross Unrealized Depreciation	(44,736,409)
		Net Unrealized depreciation	$(44,030,282)

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$458,268	$5,700,111	$—	$6,158,379
Consumer Staples	2,320,767	14,215,931	—	16,536,698
Energy	—	11,948,572	—	11,948,572
Financials	—	65,274,304	—	65,274,304
Health Care	—	5,945,284	—	5,945,284
Industrials	—	11,570,417	—	11,570,417
Information Technology	—	1,043,412	—	1,043,412
Materials	377,947	43,798,868	73,352	44,250,167
Telecommunication Services	—	407,040	—	407,040
Telecommunications	—	7,019,890	—	7,019,890
Utilities	—	2,630,367	—	2,630,367
Total Common Stock	3,156,982	169,554,196	73,352	172,784,530
Rights	4,558	—	—	4,558
Short-Term Investments	3,937,865	—	—	3,937,865
Total Investments, at value	$7,099,405	$169,554,196	$73,352	$176,726,953
Liabilities Table
Other Financial Instruments+
Futures	$(120,327)	$—	$—	$(120,327)
Forward Foreign Currency Contracts	—	(98,946)	—	(98,946)
Total Liabilities	$(120,327)	$(98,946)	$—	$(219,273)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$73,352	$—	$—	$—	$—	$—	$—	$—	$73,352
Total Investments, at value	$73,352	$—	$—	$—	$—	$—	$—	$—	$73,352

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	Australian Dollar	2,000,000	Buy	12/21/11	$2,015,080	$1,916,134	$(98,946)
							$(98,946)

ING Australia Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	74	12/15/11	$7,160,967	$(120,327)
			$7,160,967	$(120,327)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Equity contracts	$(120,327)
Foreign exchange contracts	(98,946)
Total	$(219,273)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

ING Blackrock Science and Technology	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.3%
		Consumer Discretionary: 3.5%
32,900	@	Amazon.com, Inc.	$7,113,967	2.3
13,000		New Oriental Education & Technology Group ADR	298,610	0.1
87,500		Schibsted ASA	1,873,885	0.6
221,100		United Business Media Ltd.	1,537,375	0.5
			10,823,837	3.5
		Health Care: 2.3%
111,100	@	Gilead Sciences, Inc.	4,310,680	1.4
170,200		Pfizer, Inc.	3,009,136	0.9
			7,319,816	2.3
		Information Technology: 84.4%
179,400		Accenture PLC	9,450,792	3.0
48,900	@	ACI Worldwide, Inc.	1,346,706	0.4
103,900	@	Apple, Inc.	39,604,602	12.6
326,200		Applied Materials, Inc.	3,376,170	1.1
181,400		ARM Holdings PLC	1,551,273	0.5
64,900	@	Arrow Electronics, Inc.	1,802,922	0.6
156,900		ASML Holding NV	5,425,343	1.7
75,100		Automatic Data Processing, Inc.	3,540,965	1.1
95,800		Avago Technologies Ltd.	3,139,366	1.0
178,400		Broadcom Corp.	5,938,936	1.9
149,200		CA, Inc.	2,895,972	0.9
72,300		Canon, Inc.	3,282,857	1.0
37,500		Check Point Software Technologies	1,978,500	0.6
67,700	@	Citrix Systems, Inc.	3,691,681	1.2
75,800	@	Cognizant Technology Solutions Corp.	4,752,660	1.5
273,700	@	Compuware Corp.	2,096,542	0.7
204,600	@	eBay, Inc.	6,033,654	1.9
321,600	@	EMC Corp.	6,750,384	2.2
86,200	@	F5 Networks, Inc.	6,124,510	2.0
252,700	@	Fortinet, Inc.	4,245,360	1.4
26,310	@	Google, Inc. - Class A	13,533,338	4.3
190,900		Hewlett-Packard Co.	4,285,705	1.4
88,400		International Business Machines Corp.	15,472,652	4.9
200,600		Infineon Technologies AG	1,480,142	0.5
106,000	@	Informatica Corp.	4,340,700	1.4
72,300		KLA-Tencor Corp.	2,767,644	0.9
94,900	@	Lam Research Corp.	3,604,302	1.1
108,700		Linear Technology Corp.	3,005,555	1.0
226,800		Marvell Technology Group Ltd.	3,295,404	1.1
695,300	@	Micron Technology, Inc.	3,504,312	1.1
305,000		Microsoft Corp.	7,591,450	2.4
40,071		Motorola Solutions, Inc.	1,678,975	0.5
139,300	@	Novellus Systems, Inc.	3,797,318	1.2
216,800		Oracle Corp.	6,230,832	2.0
139,850	@	Progress Software Corp.	2,454,368	0.8
120,100	@	QLIK Technologies, Inc.	2,601,366	0.8
252,580		Qualcomm, Inc.	12,282,965	3.9
139,500	@	Red Hat, Inc.	5,895,270	1.9
42,500	@	Responsys, Inc.	458,150	0.1
345,500	@	RF Micro Devices, Inc.	2,190,470	0.7
70,930	@	Rovi Corp.	3,048,571	1.0
4,800		Samsung Electronics Co., Ltd.	3,351,631	1.1
72,600	@	Sandisk Corp.	2,929,410	0.9
60,800		SAP AG ADR ADR	3,077,696	1.0
4,700	@	Sohu.com, Inc.	226,540	0.1
294,500	@	Symantec Corp.	4,800,350	1.5
250,300		Temenos Group AG	3,380,309	1.1
36,700		Tencent Holdings Ltd.	761,235	0.2
124,000	@	Teradata Corp.	6,637,720	2.1
132,600	@	Teradyne, Inc.	1,459,926	0.5
199,200		Texas Instruments, Inc.	5,308,680	1.7
213,900	@	TIBCO Software, Inc.	4,789,221	1.5
110,800		VeriSign, Inc.	3,169,988	1.0
126,800		Western Union Co.	1,938,772	0.6
189,000	@	Yahoo!, Inc.	2,487,240	0.8
			264,867,402	84.4
		Telecommunications: 1.1%
125,900		AT&T, Inc.	3,590,668	1.1
		Total Common Stock (Cost $265,955,995)	286,601,723	91.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateral(cc)(1): 0.2%
$396,801	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08 (Cost $396,802)	$317,441	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.9%
9,229,177		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $9,229,177)	$9,229,177	2.9
		Total Short-Term Investments (Cost $9,625,979)	9,546,618	3.1
		Total Investments in Securities (Cost $275,581,974)*	$296,148,341	94.4
		Assets in Excess of Other Liabilities	17,675,093	5.6
		Net Assets	$313,823,434	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt

ING Blackrock Science and Technology	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of September 30, 2011 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $281,401,026.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$37,400,432
	Gross Unrealized Depreciation	(22,653,117)
	Net Unrealized appreciation	$14,747,315

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$7,412,577	$3,411,260	$—	$10,823,837
Health Care	7,319,816	—	—	7,319,816
Information Technology	245,634,612	19,232,790	—	264,867,402
Telecommunications	3,590,668	—	—	3,590,668
Total Common Stock	263,957,673	22,644,050	—	286,601,723
Short-Term Investments	9,229,177	—	317,441	9,546,618
Total Investments, at value	$273,186,850	$22,644,050	$317,441	$296,148,341
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,184,162	—	2,184,162
Total Assets	$273,186,850	$24,828,212	$317,441	$298,332,503
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(695,701)	$—	$(695,701)
Total Liabilities	$—	$(695,701)	$—	$(695,701)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441
Total Investments, at value	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011, the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	2,000,000	Buy	10/07/11	$2,754,256	$2,679,350	$(74,906)
Citigroup, Inc.	EU Euro	345,000	Buy	10/07/11	485,223	462,187	(23,036)
Citigroup, Inc.	Hong Kong Sar Dollar	7,858,000	Buy	10/07/11	1,009,061	1,009,154	93
Citigroup, Inc.	Japanese Yen	96,992,000	Buy	10/07/11	1,236,763	1,257,637	20,874
Deutsche Bank AG	Swiss Franc	2,000,000	Buy	10/07/11	2,496,798	2,206,827	(289,971)
Royal Bank of Scotland	Japanese Yen	253,040,000	Buy	10/07/11	3,313,521	3,281,017	(32,504)

ING Blackrock Science and Technology	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of September 30, 2011 (Unaudited) (continued)

Royal Bank of Scotland	EU Euro	475,000	Buy	10/07/11	680,993	636,346	(44,647)
							$(444,097)

Citigroup, Inc.	EU Euro	434,000	Sell	10/07/11	$602,406	$581,419	$20,987
Citigroup, Inc.	EU Euro	926,000	Sell	10/07/11	1,268,054	1,240,539	27,515
Citigroup, Inc.	EU Euro	587,500	Sell	10/07/11	802,776	787,059	15,717
Citigroup, Inc.	British Pound	923,000	Sell	10/07/11	1,493,817	1,439,226	54,591
Citigroup, Inc.	Hong Kong Sar Dollar	27,612,000	Sell	10/07/11	3,545,347	3,546,036	(689)
Citigroup, Inc.	EU Euro	2,561,000	Sell	10/07/11	3,643,573	3,430,908	212,665
Citigroup, Inc.	British Pound	547,000	Sell	10/07/11	886,576	852,932	33,644
Citigroup, Inc.	British Pound	1,584,000	Sell	10/07/11	2,579,506	2,469,919	109,587
Citigroup, Inc.	Hong Kong Sar Dollar	6,175,000	Sell	10/07/11	791,272	793,017	(1,745)
Citigroup, Inc.	Swiss Franc	2,000,000	Sell	10/07/11	2,542,285	2,206,827	335,458
Citigroup, Inc.	Swiss Franc	957,000	Sell	10/07/11	1,172,267	1,055,967	116,300
Citigroup, Inc.	EU Euro	1,473,000	Sell	10/07/11	2,106,717	1,973,341	133,376
Citigroup, Inc.	Hong Kong Sar Dollar	1,240,000	Sell	10/07/11	159,445	159,246	199
Citigroup, Inc.	Japanese Yen	367,880,000	Sell	10/07/11	4,541,874	4,770,077	(228,203)
Deutsche Bank AG	Swiss Franc	2,844,000	Sell	10/07/11	3,550,300	3,138,108	412,192
Deutsche Bank AG	EU Euro	569,000	Sell	10/07/11	811,160	762,276	48,884
Deutsche Bank AG	Swiss Franc	424,500	Sell	10/07/11	527,263	468,399	58,864
Royal Bank of Scotland	EU Euro	430,000	Sell	10/07/11	587,601	576,060	11,541
Royal Bank of Scotland	British Pound	1,204,000	Sell	10/07/11	1,956,384	1,877,387	78,997
Royal Bank of Scotland	Norwegian Krone	7,960,000	Sell	10/07/11	1,449,936	1,355,545	94,391
Royal Bank of Scotland	Norwegian Krone	10,025,000	Sell	10/07/11	1,826,082	1,707,204	118,878
UBS Warburg LLC	EU Euro	2,075,000	Sell	10/07/11	2,965,829	2,779,826	186,003
UBS Warburg LLC	Swiss Franc	645,760	Sell	10/07/11	805,947	712,541	93,406
							$1,932,558

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 6.8%
116,729		Bayerische Motoren Werke AG	$7,711,241	1.3
323,688		DaimlerChrysler AG	14,395,806	2.3
76,979		Inditex S.A.	6,571,315	1.1
97,034		LVMH Moet Hennessy Louis Vuitton S.A.	12,808,492	2.1
			41,486,854	6.8
		Consumer Staples: 9.7%
270,075		Anheuser-Busch InBev NV	14,335,312	2.4
213,252		Carrefour S.A.	4,856,160	0.8
222,480		Groupe Danone	13,676,542	2.2
86,558		L’Oreal S.A.	8,443,945	1.4
563,864		Unilever NV	17,848,151	2.9
			59,160,110	9.7
		Energy: 9.8%
931,835		ENI S.p.A.	16,393,474	2.7
297,153		Repsol YPF S.A.	7,844,458	1.3
806,330		Total S.A.	35,574,718	5.8
			59,812,650	9.8
		Financials: 24.0%
164,255		Allianz AG	15,395,455	2.5
485,149		Assicurazioni Generali S.p.A.	7,682,905	1.3
673,293		AXA S.A.	8,759,432	1.4
3,064,780		Banco Santander Central Hispano S.A.	25,057,251	4.1
1,751,949		Banco Bilbao Vizcaya Argentaria S.A.	14,505,493	2.4
362,507		BNP Paribas	14,290,939	2.4
338,164		Deutsche Bank AG	11,717,794	1.9
70,808		Deutsche Boerse AG	3,581,144	0.6
1,402,292	**	ING Groep NV	9,891,540	1.6
5,072,610		Intesa Sanpaolo S.p.A.	7,955,063	1.3
58,453		Muenchener Rueckversicherungs AG	7,259,656	1.2
281,806		Societe Generale	7,377,037	1.2
33,129		Unibail	5,911,417	1.0
5,992,970		UniCredito Italiano S.p.A.	6,354,751	1.1
			145,739,877	24.0
		Health Care: 7.5%
300,277		Bayer AG	16,570,396	2.7
446,669		Sanofi-Aventis	29,380,382	4.8
			45,950,778	7.5
		Industrials: 9.8%
157,451		Cie de Saint-Gobain	6,006,950	1.0
347,762		Koninklijke Philips Electronics NV	6,239,515	1.0
199,271		Schneider Electric S.A.	10,664,070	1.8
313,437		Siemens AG	28,199,981	4.6
192,860		Vinci S.A.	8,272,118	1.4
			59,382,634	9.8
		Information Technology: 4.1%
1,359,843		Nokia OYJ	7,689,578	1.3
335,644		SAP AG	17,078,283	2.8
			24,767,861	4.1
		Materials: 6.9%
103,207		Air Liquide	12,052,055	2.0
335,427		ArcelorMittal	5,359,037	0.9
333,746		BASF AG	20,346,918	3.3
263,425		CRH PLC	4,096,633	0.7
			41,854,643	6.9
		Telecommunications: 10.7%
1,081,795		Deutsche Telekom AG	12,697,923	2.1
693,037		France Telecom S.A.	11,342,802	1.9
3,767,961		Telecom Italia S.p.A.	4,093,918	0.7
1,445,122		Telefonica S.A.	27,695,392	4.5
448,986		Vivendi	9,141,298	1.5
			64,971,333	10.7
		Utilities: 9.0%
726,591		E.ON AG	15,764,113	2.6
2,314,082		Enel S.p.A.	10,214,824	1.7
483,991		Gaz de France	14,380,145	2.3
1,329,028		Iberdrola S.A.	8,985,400	1.5
150,144		RWE AG	5,538,525	0.9
			54,883,007	9.0
		Total Common Stock
		(Cost $745,838,971)	598,009,747	98.3
PREFERRED STOCK: 1.1%
		Consumer Discretionary: 1.1%
52,235		Volkswagen AG	6,893,348	1.1
		Total Preferred Stock
		(Cost $8,284,466)	6,893,348	1.1
RIGHTS: 0.1%
		Financials: 0.1%
1,751,949		Banco Bilbao Vizcaya Argentaria SA	258,188	0.1
		Total Rights (Cost $—)	258,188	0.1
		Total Long-Term Investments (Cost $754,123,437)	605,161,283	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Securities Lending Collateral(cc)(1): 2.3%
$14,085,236		BNY Mellon Overnight Government Fund
		(Cost $14,085,236)	$14,085,236	2.3
		Total Short-Term Investments (Cost $14,085,236)	14,085,236	2.3

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Total Investments in Securities (Cost $768,208,673)*	$619,246,519	101.8
	Liabilities in Excess of Other Assets	(11,151,522)	(1.8)
	Net Assets	$608,094,997	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
cc	Securities purchased with cash collateral for securities loaned.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $787,157,617.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$6,869,312
	Gross Unrealized Depreciation	(174,780,410)
	Net Unrealized depreciation	$(167,911,098)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$41,486,854	$—	$41,486,854
Consumer Staples	—	59,160,110	—	59,160,110
Energy	—	59,812,650	—	59,812,650
Financials	18,086,637	127,653,240	—	145,739,877
Health Care	—	45,950,778	—	45,950,778
Industrials	—	59,382,634	—	59,382,634
Information Technology	—	24,767,861	—	24,767,861
Materials	—	41,854,643	—	41,854,643
Telecommunications	—	64,971,333	—	64,971,333
Utilities	—	54,883,007	—	54,883,007
Total Common Stock	18,086,637	579,923,110	—	598,009,747
Preferred Stock	—	6,893,348	—	6,893,348
Rights	258,188	—	—	258,188
Short-Term Investments	14,085,236	—	—	14,085,236
Total Investments, at value	$32,430,061	$586,816,458	$—	$619,246,519
Other Financial Instruments+
Futures	224,668	—	—	224,668
Total Assets	$32,654,729	$586,816,458	$—	$619,471,187
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(104,978)	$—	$(104,978)
Total Liabilities	$—	$(104,978)	$—	$(104,978)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	4,000,000	Buy	12/21/11	$5,462,240	$5,357,262	$(104,978)
							$(104,978)

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	999	12/16/11	$28,856,044	$224,668
			$28,856,044	$224,668

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Equity contracts	$224,668
Foreign exchange contracts	(104,978)
Total	$119,690

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.7%
	Consumer Discretionary: 5.7%
310,797	British Sky Broadcasting PLC	$3,200,956	0.7
103,628	Burberry Group PLC	1,881,817	0.4
50,754	Carnival PLC	1,582,041	0.3
444,332	Compass Group PLC	3,584,709	0.7
366,381	GKN PLC	994,816	0.2
68,556	Intercontinental Hotels Group PLC	1,111,686	0.2
919,442	ITV PLC	840,955	0.2
553,765	Kingfisher PLC	2,126,420	0.4
375,065	Marks & Spencer Group PLC	1,826,404	0.4
41,045	Next PLC	1,609,166	0.3
192,228	Pearson PLC	3,390,746	0.7
287,470	Reed Elsevier PLC	2,200,882	0.4
41,540	Whitbread PLC	1,018,586	0.2
297,526	WPP PLC	2,755,847	0.6
		28,125,031	5.7
	Consumer Staples: 17.1%
93,620	Associated British Foods PLC	1,611,704	0.3
472,008	British American Tobacco PLC	19,930,751	4.0
595,458	Diageo PLC	11,353,414	2.3
240,359	Imperial Tobacco Group PLC	8,111,566	1.6
441,091	J Sainsbury PLC	1,878,202	0.4
171,365	Reckitt Benckiser PLC	8,682,758	1.7
281,291	SABMiller PLC	9,178,282	1.8
110,163	Tate & Lyle PLC	1,068,198	0.2
1,879,988	Tesco PLC	11,012,211	2.2
309,739	Unilever PLC	9,702,340	2.0
609,005	WM Morrison Supermarkets PLC	2,745,851	0.6
		85,275,277	17.1
	Energy: 19.3%
78,378	Amec PLC	988,968	0.2
796,529	BG Group PLC	15,244,519	3.0
4,454,656	BP PLC	26,708,777	5.3
330,372	Cairn Energy PLC	1,432,841	0.3
92,417	Essar Energy PLC	358,044	0.1
61,201	Petrofac Ltd.	1,132,061	0.2
635,162	Royal Dutch Shell PLC - Class B	19,762,963	4.0
849,928	Royal Dutch Shell PLC - Class A	26,260,322	5.3
213,682	Tullow Oil PLC	4,321,545	0.9
		96,210,040	19.3
	Financials: 17.0%
47,570	Admiral Group PLC	933,168	0.2
83,800	Ashmore Group PLC	421,001	0.1
676,835	Aviva PLC	3,183,082	0.6
2,879,586	Barclays PLC	7,061,800	1.4
209,170	British Land Co. PLC	1,540,724	0.3
152,318	Capital Shopping Centres Group PLC	772,359	0.2
167,281	Hammerson PLC	979,346	0.2
56,068	Hargreaves Lansdown PLC	391,421	0.1
4,212,230	HSBC Holdings PLC	32,262,849	6.5
154,629	ICAP PLC	985,626	0.2
126,994	Investec PLC	687,094	0.1
184,078	Land Securities Group PLC	1,829,480	0.4
1,385,735	Legal & General Group PLC	2,069,633	0.4
9,495,208	Lloyds TSB Group PLC	5,097,565	1.0
443,451	Man Group PLC	1,147,109	0.2
1,306,876	Old Mutual PLC	2,120,617	0.4
596,640	Prudential PLC	5,123,988	1.0
336,466	Resolution Ltd.	1,289,298	0.3
4,200,563	Royal Bank of Scotland Group PLC	1,502,749	0.3
833,267	Royal & Sun Alliance Insurance Group	1,434,020	0.3
40,076	Schroders PLC	794,412	0.2
13,328	Schroders PLC - Non Voting	215,246	0.0
562,051	Standard Chartered PLC	11,213,506	2.3
550,364	Standard Life PLC	1,703,207	0.3
		84,759,300	17.0
	Health Care: 9.0%
318,031	AstraZeneca PLC	14,114,098	2.8
1,201,399	GlaxoSmithKline PLC	24,791,055	5.0
132,236	Shire PLC	4,123,739	0.8
209,860	Smith & Nephew PLC	1,887,780	0.4
		44,916,672	9.0
	Industrials: 4.8%
62,697	Aggreko PLC	1,577,718	0.3
796,252	BAE Systems PLC	3,288,662	0.7
77,574	Bunzl PLC	924,407	0.2
144,963	Capita Group PLC	1,587,740	0.3
236,403	Experian Group Ltd.	2,653,788	0.5
332,915	Group 4 Securicor PLC	1,377,446	0.3
75,670	IMI PLC	830,585	0.2
438,522	International Consolidated Airlines Group SA	1,035,740	0.2
37,522	Intertek Group PLC	1,079,163	0.2
442,508	Rolls-Royce Holdings PLC	4,067,877	0.8
115,601	Serco Group PLC	914,512	0.2
92,684	Smiths Group PLC	1,430,350	0.3
49,646	Weir Group PLC	1,186,157	0.3
66,741	Wolseley PLC	1,655,977	0.3
		23,610,122	4.8
	Information Technology: 1.3%
317,911	ARM Holdings PLC	2,718,670	0.5
57,340	Autonomy Corp. PLC	2,268,659	0.5
312,776	Sage Group PLC	1,240,478	0.3
		6,227,807	1.3
	Materials: 11.5%
313,473	Anglo American PLC	10,786,966	2.2
93,228	Antofagasta PLC	1,331,172	0.3
499,322	BHP Billiton PLC	13,338,902	2.7
91,333	Eurasian Natural Resources Corp.	809,463	0.2
50,864	Fresnillo PLC	1,243,481	0.2

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
196,395		Glencore International PLC	$1,233,919	0.3
50,753		Johnson Matthey PLC	1,244,900	0.2
50,616		Kazakhmys PLC	618,328	0.1
47,804		Lonmin PLC	776,188	0.2
21,492		Randgold Resources Ltd.	2,087,655	0.4
206,938		Rexam PLC	995,111	0.2
348,135		Rio Tinto PLC	15,439,193	3.1
31,324		Vedanta Resources PLC	532,462	0.1
525,670		Xstrata PLC	6,638,023	1.3
			57,075,763	11.5
		Telecommunications: 7.4%
1,828,190		BT Group PLC	4,900,158	1.0
107,211		Inmarsat PLC	816,483	0.1
12,121,711		Vodafone Group PLC	31,241,169	6.3
			36,957,810	7.4
		Utilities: 4.6%
1,218,009		Centrica PLC	5,614,568	1.1
359,045		International Power PLC	1,704,416	0.3
841,440		National Grid PLC	8,340,388	1.7
220,238		Scottish & Southern Energy PLC	4,419,559	0.9
55,683		Severn Trent PLC	1,330,419	0.3
159,585		United Utilities Group PLC	1,544,741	0.3
			22,954,091	4.6
		Total Common Stock
		(Cost $494,856,881)	486,111,913	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
		Securities Lending Collateral(cc)(1): 0.4%
$2,018,142		BNY Mellon Overnight Government Fund
		(Cost $2,018,142)	$2,018,142	0.4
		Total Short-Term Investments
		(Cost $2,018,142)	2,018,142	0.4
		Total Investments in Securities (Cost $496,875,023)*	$488,130,055	98.1
		Assets in Excess of Other Liabilities	9,491,501	1.9
		Net Assets	$497,621,556	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $498,205,474.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$41,281,047
		Gross Unrealized Depreciation	(51,356,466)
		Net Unrealized depreciation	$(10,075,419)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$28,125,031	$—	$28,125,031
Consumer Staples	—	85,275,277	—	85,275,277
Energy	—	96,210,040	—	96,210,040
Financials	—	84,759,300	—	84,759,300
Health Care	—	44,916,672	—	44,916,672
Industrials	—	23,610,122	—	23,610,122
Information Technology	—	6,227,807	—	6,227,807
Materials	1,233,919	55,841,844	—	57,075,763
Telecommunications	—	36,957,810	—	36,957,810
Utilities	—	22,954,091	—	22,954,091
Total Common Stock	1,233,919	484,877,994	—	486,111,913
Short-Term Investments	2,018,142	—	—	2,018,142
Total Investments, at value	$3,252,061	$484,877,994	$—	$488,130,055
Liabilities Table
Other Financial Instruments+
Futures	$(24,857)	$—	$—	$(24,857)
Forward Foreign Currency Contracts	—	(34,801)	—	(34,801)
Total Liabilities	$(24,857)	$(34,801)	$—	$(59,658)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	British Pound	5,000,000	Buy	12/21/11	$7,825,520	$7,790,719	$(34,801)
							$(34,801)

ING FTSE 100 Index® Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	297	12/16/11	$23,576,317	$(24,857)
			$23,576,317	$(24,857)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Equity contracts	$(24,857)
Foreign exchange contracts	(34,801)
Total	$(59,658)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 100.6%
	Consumer Discretionary: 3.0%
985,000	Belle International Holdings	$1,698,134	1.3
264,379	Esprit Holdings Ltd.	320,187	0.2
1,205,028	Li & Fung Ltd.	2,010,688	1.5
		4,029,009	3.0
	Consumer Staples: 1.7%
255,286	China Resources Enterprise	849,208	0.7
169,000	Hengan International Group Co., Ltd.	1,349,717	1.0
		2,198,925	1.7
	Energy: 14.0%
829,000	China Coal Energy Co. - Class H	739,755	0.6
3,566,337	China Petroleum & Chemical Corp.	3,429,780	2.6
722,341	China Shenhua Energy Co., Ltd.	2,832,338	2.1
3,796,714	CNOOC Ltd.	6,104,718	4.6
4,484,604	PetroChina Co., Ltd.	5,432,186	4.1
		18,538,777	14.0
	Financials: 55.8%
1,791,600	AIA Group Ltd.	5,073,705	3.8
13,327,746	Bank of China Ltd.	4,121,226	3.1
1,550,451	Bank of Communications Co., Ltd.	918,215	0.7
328,184	Bank of East Asia Ltd.	1,007,938	0.8
786,129	BOC Hong Kong Holdings Ltd.	1,662,126	1.3
295,739	Cheung Kong Holdings Ltd.	3,205,996	2.4
12,773,107	China Construction Bank	7,725,634	5.8
1,581,911	China Life Insurance Co., Ltd.	3,741,862	2.8
868,991	China Overseas Land & Investment Ltd.	1,241,160	0.9
400,000	China Resources Land Ltd.	430,181	0.3
522,706	Hang Lung Properties Ltd.	1,555,221	1.2
162,443	Hang Seng Bank Ltd.	1,902,973	1.4
201,024	Henderson Land Development Co., Ltd.	902,516	0.7
217,741	Hong Kong Exchanges and Clearing Ltd.	3,158,516	2.4
2,648,501	HSBC Holdings PLC	20,239,212	15.3
13,833,340	Industrial and Commercial Bank of China Ltd.	6,679,986	5.1
508,176	New World Development Ltd.	485,908	0.4
365,716	Ping An Insurance Group Co. of China Ltd.	2,044,831	1.6
560,241	Sino Land Co.	739,858	0.6
327,555	Sun Hung Kai Properties Ltd.	3,757,715	2.8
154,091	Swire Pacific Ltd.	1,583,267	1.2
322,637	Wharf Holdings Ltd.	1,591,785	1.2
		73,769,831	55.8
	Industrials: 4.6%
250,818	Cathay Pacific Airways Ltd.	409,343	0.3
262,285	China Merchants Holdings International Co., Ltd.	703,243	0.5
271,811	Citic Pacific Ltd.	382,710	0.3
332,697	Cosco Pacific Ltd.	368,047	0.3
452,464	Hutchison Whampoa Ltd.	3,348,436	2.5
307,143	MTR Corp.	919,361	0.7
		6,131,140	4.6
	Information Technology: 3.7%
234,475	Tencent Holdings Ltd.	4,863,506	3.7
	Materials: 0.3%
837,728	Aluminum Corp. of China Ltd.	356,819	0.3
	Telecommunication Services: 1.5%
1,001,110	China Unicom Ltd.	2,035,372	1.5
	Telecommunications: 9.5%
1,279,601	China Mobile Ltd.	12,508,484	9.5
	Utilities: 6.5%
401,654	China Resources Power Holdings Co.	606,239	0.5
383,931	CLP Holdings Ltd.	3,458,915	2.6
1,007,458	Hong Kong & China Gas	2,267,699	1.7
294,822	HongKong Electric Holdings	2,255,658	1.7
		8,588,511	6.5
	Total Common Stock
	(Cost $155,556,241)	133,020,374	100.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateral(cc)(1): 0.1%
$129,250	BNY Mellon Overnight Government Fund
	(Cost $129,250)	$129,250	0.1

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
2,210,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,210,000)	$2,210,000	1.7
		Total Short-Term Investments
		(Cost $2,339,250)	2,339,250	1.8
		Total Investments in Securities (Cost $157,895,491)*	$135,359,624	102.4
		Liabilities in Excess of Other Assets	(3,200,827)	(2.4)
		Net Assets	$132,158,797	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $160,879,701.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$3,651,910
		Gross Unrealized Depreciation	(29,171,987)
		Net Unrealized depreciation	$(25,520,077)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$4,029,009	$—	$4,029,009
Consumer Staples	—	2,198,925	—	2,198,925
Energy	—	18,538,777	—	18,538,777
Financials	—	73,769,831	—	73,769,831
Industrials	—	6,131,140	—	6,131,140
Information Technology	—	4,863,506	—	4,863,506
Materials	—	356,819	—	356,819
Telecommunication Services	—	2,035,372	—	2,035,372
Telecommunications	—	12,508,484	—	12,508,484
Utilities	—	8,588,511	—	8,588,511
Total Common Stock	—	133,020,374	—	133,020,374
Short-Term Investments	2,339,250	—	—	2,339,250
Total Investments, at value	$2,339,250	$133,020,374	$—	$135,359,624
Liabilities Table
Other Financial Instruments+
Futures	$(603,152)	$—	$—	$(603,152)
Total Liabilities	$(603,152)	$—	$—	$(603,152)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

ING Hang Seng Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	54	10/28/11	$6,039,757	$(603,152)
			$6,039,757	$(603,152)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 9.9%
10,500		Abercrombie & Fitch Co.	$646,380	0.1
12,200	@	Amazon.com, Inc.	2,638,006	0.4
4,100	@	Apollo Group, Inc. - Class A	162,401	0.0
49,300	@,L	Autonation, Inc.	1,616,054	0.3
2,700	@	Autozone, Inc.	861,813	0.1
2,700	@	Bed Bath & Beyond, Inc.	154,737	0.0
1,400		Best Buy Co., Inc.	32,620	0.0
6,100	@	Big Lots, Inc.	212,463	0.0
2,200		Cablevision Systems Corp.	34,606	0.0
2,500	@	Carmax, Inc.	59,625	0.0
39,100		Carnival Corp.	1,184,730	0.2
114,100		CBS Corp. - Class B	2,325,358	0.4
1,500	@	Chipotle Mexican Grill, Inc.	454,425	0.1
31,100		Coach, Inc.	1,611,913	0.3
125,230		Comcast Corp. — Class A	2,617,307	0.4
5,800		Darden Restaurants, Inc.	247,950	0.0
47,200		DeVry, Inc.	1,744,512	0.3
18,950	@	DIRECTV	800,638	0.1
20,100	@	Discovery Communications, Inc. - Class A	756,162	0.1
17,000		D.R. Horton, Inc.	153,680	0.0
2,100		Expedia, Inc.	54,075	0.0
7,406		Family Dollar Stores, Inc.	376,669	0.1
34,300	@	Ford Motor Co.	331,681	0.1
28,200		Fortune Brands, Inc.	1,525,056	0.2
2,500		Gannett Co., Inc.	23,825	0.0
4,431		Gap, Inc.	71,960	0.0
4,600		Genuine Parts Co.	233,680	0.0
11,800		H&R Block, Inc.	157,058	0.0
3,800		Harman International Industries, Inc.	108,604	0.0
21,600		Hasbro, Inc.	704,376	0.1
50,500		Home Depot, Inc.	1,659,935	0.3
13,500		International Game Technology	196,155	0.0
4,800		Interpublic Group of Cos., Inc.	34,560	0.0
2,400		JC Penney Co., Inc.	64,272	0.0
14,800		Johnson Controls, Inc.	390,276	0.1
21,500		Kohl’s Corp.	1,055,650	0.2
13,300		Leggett & Platt, Inc.	263,207	0.0
7,500		Lennar Corp.	101,550	0.0
75,400		Lowe’s Cos., Inc.	1,458,236	0.2
8,500		Limited Brands, Inc.	327,335	0.1
12,400		Macy’s, Inc.	326,368	0.1
14,000		Marriott International, Inc.	381,360	0.1
128,500		Mattel, Inc.	3,326,865	0.5
54,800		McDonald’s Corp.	4,812,536	0.8
2,800		McGraw-Hill Cos., Inc.	114,800	0.0
8,900	@,L	NetFlix, Inc.	1,007,124	0.2
48,900		Newell Rubbermaid, Inc.	580,443	0.1
54,100		News Corp. - Class A	836,927	0.1
17,700		Nike, Inc.	1,513,527	0.2
10,300		Omnicom Group	379,452	0.1
5,100	@	O’Reilly Automotive, Inc.	339,813	0.1
2,200	@	Priceline.com, Inc.	988,812	0.2
20,300	@,L	Pulte Homes, Inc.	80,185	0.0
3,000		Ralph Lauren Corp.	389,100	0.1
20,200		Ross Stores, Inc.	1,589,538	0.3
35,800		Scripps Networks Interactive - Class A	1,330,686	0.2
7,900		Staples, Inc.	105,070	0.0
34,700		Starbucks Corp.	1,293,963	0.2
6,334		Target Corp.	310,619	0.1
16,200		Tiffany & Co.	985,284	0.2
53,600		Time Warner Cable, Inc.	3,359,112	0.5
9,000		Time Warner, Inc.	269,730	0.0
3,900		TJX Cos., Inc.	216,333	0.0
1,500	@	Urban Outfitters, Inc.	33,480	0.0
22,648		VF Corp.	2,752,185	0.4
4,900		Viacom - Class B	189,826	0.0
52,600		Walt Disney Co.	1,586,416	0.3
4,300	L	Washington Post	1,405,971	0.2
5,600		Whirlpool Corp.	279,496	0.0
7,300		Wyndham Worldwide Corp.	208,123	0.0
14,451		Wynn Resorts Ltd.	1,663,021	0.3
50,200		Yum! Brands, Inc.	2,479,378	0.4
			62,589,083	9.9
		Consumer Staples: 12.0%
163,300		Altria Group, Inc.	4,378,073	0.7
94,486		Archer-Daniels-Midland Co.	2,344,198	0.4
22,239		Brown-Forman Corp.	1,559,843	0.3
2,281		Campbell Soup Co.	73,836	0.0
4,100		Clorox Co.	271,953	0.0
119,456		Coca-Cola Co.	8,070,447	1.3
78,200		Coca-Cola Enterprises, Inc.	1,945,616	0.3
17,500		Colgate-Palmolive Co.	1,551,900	0.2
19,400		ConAgra Foods, Inc.	469,868	0.1
61,900	@	Constellation Brands, Inc.	1,114,200	0.2
17,100		Costco Wholesale Corp.	1,404,252	0.2
86,700		CVS Caremark Corp.	2,911,386	0.5
7,627		Dr Pepper Snapple Group, Inc.	295,775	0.1
7,000		Estee Lauder Cos., Inc.	614,880	0.1
15,800		General Mills, Inc.	607,826	0.1
4,108		Hershey Co.	243,358	0.0
10,400		HJ Heinz Co.	524,992	0.1
105,500		Hormel Foods Corp.	2,850,610	0.5
2,600		JM Smucker Co.	189,514	0.0
7,000		Kellogg Co.	372,330	0.1
34,926		Kimberly-Clark Corp.	2,480,095	0.4
24,100		Kraft Foods, Inc.	809,278	0.1
72,200		Kroger Co.	1,585,512	0.3
7,600		Lorillard, Inc.	841,320	0.1
72,000		McCormick & Co., Inc.	3,323,520	0.5
2,100		Mead Johnson Nutrition Co.	144,543	0.0
61,300		Molson Coors Brewing Co.	2,428,093	0.4
65,300		PepsiCo, Inc.	4,042,070	0.6
81,079		Philip Morris International, Inc.	5,057,708	0.8
94,592		Procter & Gamble Co.	5,976,323	0.9
44,516		Reynolds American, Inc.	1,668,460	0.3
117,000		Safeway, Inc.	1,945,710	0.3
5,900		Sara Lee Corp.	96,465	0.0
9,400	L	Supervalu, Inc.	62,604	0.0
71,900		Sysco Corp.	1,862,210	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
136,000		Tyson Foods, Inc.	$2,360,960	0.4
37,900		Walgreen Co.	1,246,531	0.2
149,152		Wal-Mart Stores, Inc.	7,740,989	1.2
4,200		Whole Foods Market, Inc.	274,302	0.0
			75,741,550	12.0
		Energy: 11.8%
3,077	@	Alpha Natural Resources, Inc.	54,432	0.0
17,700		Anadarko Petroleum Corp.	1,115,985	0.2
18,800		Apache Corp.	1,508,512	0.2
7,100		Baker Hughes, Inc.	327,736	0.1
2,900		Cabot Oil & Gas Corp.	179,539	0.0
900	@	Cameron International Corp.	37,386	0.0
15,200		Chesapeake Energy Corp.	388,360	0.1
147,958		Chevron Corp.	13,689,074	2.2
80,100		ConocoPhillips	5,071,932	0.8
4,800		Consol Energy, Inc.	162,864	0.0
137,000	@	Denbury Resources, Inc.	1,575,500	0.3
72,100		Devon Energy Corp.	3,997,224	0.6
17,000	L	Diamond Offshore Drilling	930,580	0.1
21,200		El Paso Corp.	370,576	0.1
7,200		EOG Resources, Inc.	511,272	0.1
5,700		EQT Corp.	304,152	0.0
308,654		ExxonMobil Corp.	22,417,540	3.6
900	@	FMC Technologies, Inc.	33,840	0.0
3,000		Halliburton Co.	91,560	0.0
21,000		Helmerich & Payne, Inc.	852,600	0.1
32,700		Hess Corp.	1,715,442	0.3
113,200		Marathon Oil Corp.	2,442,856	0.4
17,250		Marathon Petroleum Corp.	466,785	0.1
9,000		Murphy Oil Corp.	397,440	0.1
46,400		Nabors Industries Ltd.	568,864	0.1
1,404		National Oilwell Varco, Inc.	71,913	0.0
10,600	@	Newfield Exploration Co.	420,714	0.1
1,000		Noble Corp.	29,350	0.0
4,900		Noble Energy, Inc.	346,920	0.1
35,400		Occidental Petroleum Corp.	2,531,100	0.4
20,400		Peabody Energy Corp.	691,152	0.1
3,400		Pioneer Natural Resources Co.	223,618	0.0
9,100		QEP Resources, Inc.	246,337	0.0
4,700		Range Resources Corp.	274,762	0.0
20,800	@	Rowan Cos., Inc.	627,952	0.1
36,554		Schlumberger Ltd.	2,183,371	0.3
10,100	@	Southwestern Energy Co.	336,633	0.1
22,100		Spectra Energy Corp.	542,113	0.1
47,100		Sunoco, Inc.	1,460,571	0.2
86,600	@	Tesoro Corp.	1,686,102	0.3
154,000		Valero Energy Corp.	2,738,120	0.4
29,900		Williams Cos., Inc.	727,766	0.1
			74,350,545	11.8
		Financials: 14.3%
18,800		ACE Ltd.	1,139,280	0.2
33,995		Aflac, Inc.	1,188,125	0.2
27,700		Allstate Corp.	656,213	0.1
34,100		American Express Co.	1,531,090	0.2
18,000	@	American International Group, Inc.	395,100	0.1
40,600		Ameriprise Financial, Inc.	1,598,016	0.3
17,800		AON Corp.	747,244	0.1
43,200		Apartment Investment & Management Co.	955,584	0.1
83,000		Assurant, Inc.	2,971,400	0.5
4,930		AvalonBay Communities, Inc.	562,266	0.1
468,750		Bank of America Corp.	2,868,750	0.5
82,000		Bank of New York Mellon Corp.	1,524,380	0.2
35,200		BB&T Corp.	750,816	0.1
112,200	@	Berkshire Hathaway, Inc.	7,970,688	1.3
3,300		Blackrock, Inc.	488,433	0.1
1,839		Boston Properties, Inc.	163,855	0.0
23,200		Capital One Financial Corp.	919,416	0.1
36,900		Charles Schwab Corp.	415,863	0.1
16,000		Chubb Corp.	959,840	0.2
6,100		Cincinnati Financial Corp.	160,613	0.0
114,690		Citigroup, Inc.	2,938,358	0.5
2,033		CME Group, Inc.	500,931	0.1
119,800		Discover Financial Services	2,748,212	0.4
99,400	@	E*Trade Financial Corp.	905,534	0.1
3,800		Equity Residential	197,106	0.0
106,800		Federated Investors, Inc.	1,872,204	0.3
12,172		Fifth Third Bancorp.	122,937	0.0
41,400		First Horizon National Corp.	246,744	0.0
17,000		Franklin Resources, Inc.	1,625,880	0.3
22,628		Goldman Sachs Group, Inc.	2,139,477	0.3
49,600		Hartford Financial Services Group, Inc.	800,544	0.1
56,900		HCP, Inc.	1,994,914	0.3
30,486		Health Care Real Estate Investment Trust, Inc.	1,426,745	0.2
17,100		Host Hotels & Resorts, Inc.	187,074	0.0
6,800		Hudson City Bancorp., Inc.	38,488	0.0
218,600		Huntington Bancshares, Inc.	1,049,280	0.2
21,600	@	IntercontinentalExchange, Inc.	2,554,416	0.4
23,200	@	Invesco Ltd.	359,832	0.1
71,100		Janus Capital Group, Inc.	426,600	0.1
179,051		JPMorgan Chase & Co.	5,393,016	0.9
394,100		Keycorp	2,337,013	0.4
14,000		Kimco Realty Corp.	210,420	0.0
31,900		Legg Mason, Inc.	820,149	0.1
14,000		Leucadia National Corp.	317,520	0.0
65,600		Lincoln National Corp.	1,025,328	0.2
15,600		Loews Corp.	538,980	0.1
17,500		M&T Bank Corp.	1,223,250	0.2
22,500		Marsh & McLennan Cos., Inc.	597,150	0.1
37,200		Metlife, Inc.	1,041,972	0.2
27,000		Moody’s Corp.	822,150	0.1
73,200		Morgan Stanley	988,200	0.2
2,000	@	Nasdaq Stock Market, Inc.	46,280	0.0
18,000		Northern Trust Corp.	629,640	0.1
10,300		NYSE Euronext	239,372	0.0
100		Plum Creek Timber Co., Inc.	3,471	0.0
17,400		PNC Financial Services Group, Inc.	838,506	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
6,100		Principal Financial Group, Inc.	$138,287	0.0
20,100		Progressive Corp.	356,976	0.1
95,867		ProLogis, Inc.	2,324,775	0.4
44,000		Prudential Financial, Inc.	2,061,840	0.3
4,600		Public Storage, Inc.	512,210	0.1
463,900		Regions Financial Corp.	1,544,787	0.2
3,640		Simon Property Group, Inc.	400,327	0.1
101,100		SLM Corp.	1,258,695	0.2
8,500		Starwood Hotels & Resorts Worldwide, Inc.	329,970	0.1
15,647		State Street Corp.	503,208	0.1
121,900		SunTrust Bank	2,188,105	0.3
27,300		T. Rowe Price Group, Inc.	1,304,121	0.2
34,350		Torchmark Corp.	1,197,441	0.2
19,696		Travelers Cos., Inc.	959,786	0.2
11,161		UnumProvident Corp.	233,935	0.0
24,133		US Bancorp.	568,091	0.1
3,703		Ventas, Inc.	182,928	0.0
16,017		Vornado Realty Trust	1,195,189	0.2
178,385		Wells Fargo & Co.	4,302,646	0.7
12,500		Weyerhaeuser Co.	194,375	0.0
16,700		XL Group PLC	313,960	0.0
70,700		Zions Bancorp.	994,749	0.2
			90,241,066	14.3
		Health Care: 11.3%
48,334		Abbott Laboratories	2,471,801	0.4
57,800		Aetna, Inc.	2,101,030	0.3
35,300	@	Agilent Technologies, Inc.	1,103,125	0.2
5,000		Allergan, Inc.	411,900	0.1
33,808		AmerisourceBergen Corp.	1,260,024	0.2
71,635		Amgen, Inc.	3,936,343	0.6
11,700		Baxter International, Inc.	656,838	0.1
22,700		Becton Dickinson & Co.	1,664,364	0.3
8,100	@	Biogen Idec, Inc.	754,515	0.1
44,000		Bristol-Myers Squibb Co.	1,380,720	0.2
24,600		Cardinal Health, Inc.	1,030,248	0.2
16,500	@	Celgene Corp.	1,021,680	0.2
4,700	@	Cephalon, Inc.	379,290	0.1
4,300	@	Cerner Corp.	294,636	0.0
43,700		Cigna Corp.	1,832,778	0.3
1,700	@	Coventry Health Care, Inc.	48,977	0.0
1,800		CR Bard, Inc.	157,572	0.0
41,900	@	DaVita, Inc.	2,625,873	0.4
2,400	@	Edwards Lifesciences Corp.	171,072	0.0
88,300		Eli Lilly & Co.	3,264,451	0.5
19,800	@	Express Scripts, Inc.	733,986	0.1
18,700	@	Forest Laboratories, Inc.	575,773	0.1
88,300	@	Gilead Sciences, Inc.	3,426,040	0.5
3,500	@	Hospira, Inc.	129,500	0.0
37,867		Humana, Inc.	2,754,067	0.4
104,823		Johnson & Johnson	6,678,273	1.1
6,700	@	Laboratory Corp. of America Holdings	529,635	0.1
20,500	@	Life Technologies Corp.	787,815	0.1
34,172		McKesson Corp.	2,484,304	0.4
25,808	@	Medco Health Solutions, Inc.	1,210,137	0.2
13,500		Medtronic, Inc.	448,740	0.1
119,562		Merck & Co., Inc.	3,910,873	0.6
94,200	@	Mylan Laboratories	1,601,400	0.3
10,600		Patterson Cos., Inc.	303,478	0.0
148,900		PerkinElmer, Inc.	2,860,369	0.5
322,862		Pfizer, Inc.	5,708,200	0.9
9,300		Quest Diagnostics	459,048	0.1
6,400		St. Jude Medical, Inc.	231,616	0.0
300	@	Tenet Healthcare Corp.	1,239	0.0
12,729	@	Thermo Fisher Scientific, Inc.	644,597	0.1
71,538		UnitedHealth Group, Inc.	3,299,333	0.5
9,100	@	Varian Medical Systems, Inc.	474,656	0.1
6,378	@	Waters Corp.	481,475	0.1
35,000	@	Watson Pharmaceuticals, Inc.	2,388,750	0.4
38,800		WellPoint, Inc.	2,532,864	0.4
			71,223,405	11.3
		Industrials: 10.6%
4,600		3M Co.	330,234	0.1
40,402		Avery Dennison Corp.	1,013,282	0.2
29,900		Boeing Co.	1,809,249	0.3
28,200		Caterpillar, Inc.	2,082,288	0.3
115,000		CSX Corp.	2,147,050	0.3
11,000		Cummins, Inc.	898,260	0.2
23,900		Danaher Corp.	1,002,366	0.2
16,300		Deere & Co.	1,052,491	0.2
14,100		Dover Corp.	657,060	0.1
46,800		Eaton Corp.	1,661,400	0.3
34,859		Emerson Electric Co.	1,440,025	0.2
35,616		Equifax, Inc.	1,094,836	0.2
4,300		Expeditors International Washington, Inc.	174,365	0.0
1,600	L	Fastenal Co.	53,248	0.0
14,700		FedEx Corp.	994,896	0.2
3,300		Flowserve Corp.	244,200	0.0
30,300	L	Fluor Corp.	1,410,465	0.2
36,700		General Dynamics Corp.	2,087,863	0.3
340,594		General Electric Co.	5,190,653	0.8
10,800		Goodrich Corp.	1,303,344	0.2
68,800		Honeywell International, Inc.	3,021,008	0.5
20,000		Illinois Tool Works, Inc.	832,000	0.1
12,500		Ingersoll-Rand PLC	351,125	0.1
36,841		ITT Corp.	1,547,322	0.3
25,500	@	Jacobs Engineering Group, Inc.	823,395	0.1
4,000		Joy Global, Inc.	249,520	0.0
19,600		L-3 Communications Holdings, Inc.	1,214,612	0.2
46,332		Lockheed Martin Corp.	3,365,556	0.5
20,700		Masco Corp.	147,384	0.0
23,628		Norfolk Southern Corp.	1,441,781	0.2
55,700		Northrop Grumman Corp.	2,905,312	0.5
41,100		Paccar, Inc.	1,390,002	0.2
10,400		Pall Corp.	440,960	0.1
38,600		Parker Hannifin Corp.	2,436,818	0.4
11,900	L	Pitney Bowes, Inc.	223,720	0.0
5,700		Precision Castparts Corp.	886,122	0.1
12,500	@	Quanta Services, Inc.	234,875	0.0
57,200		Raytheon Co.	2,337,764	0.4
6,000		Rockwell Automation, Inc.	336,000	0.1
28,100		Rockwell Collins, Inc.	1,482,556	0.2
10,800		Roper Industries, Inc.	744,228	0.1
133,300		RR Donnelley & Sons Co.	1,882,196	0.3
61,200		Ryder System, Inc.	2,295,612	0.4
19,400		Snap-On, Inc.	861,360	0.1
13,100		Stanley Black & Decker, Inc.	643,210	0.1
9,371	@	Stericycle, Inc.	756,427	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
12,200		Tyco International Ltd.	$497,150	0.1
23,900		Union Pacific Corp.	1,951,913	0.3
4,100		United Parcel Service, Inc. - Class B	258,915	0.0
38,597		United Technologies Corp.	2,715,685	0.4
15,500		WW Grainger, Inc.	2,317,870	0.4
			67,239,973	10.6
		Information Technology: 19.0%
20,100		Accenture PLC	1,058,868	0.2
29,700	@	Adobe Systems, Inc.	717,849	0.1
13,800	@	Advanced Micro Devices, Inc.	70,104	0.0
37,200	@	Akamai Technologies, Inc.	739,536	0.1
43,400		Altera Corp.	1,368,402	0.2
6,900		Amphenol Corp.	281,313	0.0
37,600		Analog Devices, Inc.	1,175,000	0.2
59,893	@	Apple, Inc.	22,830,014	3.6
5,600		Applied Materials, Inc.	57,960	0.0
37,100	@	Autodesk, Inc.	1,030,638	0.2
15,300		Automatic Data Processing, Inc.	721,395	0.1
37,300	@	BMC Software, Inc.	1,438,288	0.2
27,400		Broadcom Corp.	912,146	0.1
18,862		CA, Inc.	366,111	0.1
48,070		Cisco Systems, Inc.	744,604	0.1
10,200	@	Citrix Systems, Inc.	556,206	0.1
8,300	@	Cognizant Technology Solutions Corp.	520,410	0.1
19,600		Computer Sciences Corp.	526,260	0.1
37,700	@	Compuware Corp.	288,782	0.0
55,400		Corning, Inc.	684,744	0.1
221,400	@	Dell, Inc.	3,132,810	0.5
55,107	@	eBay, Inc.	1,625,106	0.3
16,700	@	Electronic Arts, Inc.	341,515	0.1
63,950	@	EMC Corp.	1,342,311	0.2
2,800	@	F5 Networks, Inc.	198,940	0.0
12,600		Fidelity National Information Services, Inc.	306,432	0.1
5,233	@,L	First Solar, Inc.	330,778	0.1
4,772	@	Fiserv, Inc.	242,275	0.0
10,400		Flir Systems, Inc.	260,520	0.0
12,280	@	Google, Inc. - Class A	6,316,586	1.0
109,776		Hewlett-Packard Co.	2,464,471	0.4
61,769		International Business Machines Corp.	10,811,428	1.7
133,710		Intel Corp.	2,852,034	0.5
17,500	@	Intuit, Inc.	830,200	0.1
2,700		Jabil Circuit, Inc.	48,033	0.0
22,800	@	Juniper Networks, Inc.	393,528	0.1
5,000		KLA-Tencor Corp.	191,400	0.0
65,000	@	Lexmark International, Inc.	1,756,950	0.3
91,900		Linear Technology Corp.	2,541,035	0.4
59,900	@	LSI Logic Corp.	310,282	0.1
9,575		Mastercard, Inc.	3,036,807	0.5
5,100		Microchip Technology, Inc.	158,661	0.0
48,500	@	Micron Technology, Inc.	244,440	0.0
525,016		Microsoft Corp.	13,067,648	2.1
4,300	@	Monster Worldwide, Inc.	30,874	0.0
17,887	@	Motorola Mobility Holdings, Inc.	675,771	0.1
5,628		Motorola Solutions, Inc.	235,813	0.0
26,405	@	NetApp, Inc.	896,186	0.1
9,600	@	Novellus Systems, Inc.	261,696	0.0
300,226		Oracle Corp.	8,628,495	1.4
12,200		Paychex, Inc.	321,714	0.1
33,716		Qualcomm, Inc.	1,639,609	0.3
14,902	@	Red Hat, Inc.	629,759	0.1
160,200	@	SAIC, Inc.	1,891,962	0.3
2,700	@	Salesforce.com, Inc.	308,556	0.1
35,600	@	Sandisk Corp.	1,436,460	0.2
88,000	@	Symantec Corp.	1,434,400	0.2
8,412	@	Teradata Corp.	450,294	0.1
45,500	@	Teradyne, Inc.	500,955	0.1
5,800		Texas Instruments, Inc.	154,570	0.0
125,900		Total System Services, Inc.	2,131,487	0.3
44,300		VeriSign, Inc.	1,267,423	0.2
24,600		Visa, Inc.	2,108,712	0.3
97,800	@	Western Digital Corp.	2,515,416	0.4
152,000		Western Union Co.	2,324,080	0.4
90,700		Xerox Corp.	632,179	0.1
5,300		Xilinx, Inc.	145,432	0.0
35,300	@	Yahoo!, Inc.	464,548	0.1
			119,979,211	19.0
		Materials: 1.9%
3,300		Air Products & Chemicals, Inc.	252,021	0.0
700		Alcoa, Inc.	6,699	0.0
12,600		CF Industries Holdings, Inc.	1,554,714	0.2
100		Cliffs Natural Resources, Inc.	5,117	0.0
10,100		Dow Chemical Co.	226,846	0.0
13,600		Eastman Chemical Co.	932,008	0.2
41,800		EI Du Pont de Nemours & Co.	1,670,746	0.3
10,000		FMC Corp.	691,600	0.1
96,300		Freeport-McMoRan Copper & Gold, Inc.	2,932,335	0.5
5,900		International Flavors & Fragrances, Inc.	331,698	0.1
8,900		Monsanto Co.	534,356	0.1
500		Newmont Mining Corp.	31,450	0.0
200		Nucor Corp.	6,328	0.0
4,336		Praxair, Inc.	405,329	0.1
79,300		Sealed Air Corp.	1,324,310	0.2
13,800		Sigma-Aldrich Corp.	852,702	0.1
9,600		Vulcan Materials Co.	264,576	0.0
			12,022,835	1.9
		Telecommunications: 2.5%
3,300	@	American Tower Corp.	177,540	0.0
189,956		AT&T, Inc.	5,417,545	0.9
61,736		CenturyTel, Inc.	2,044,696	0.3
23,128		Frontier Communications Corp.	141,312	0.0
48,800	@	MetroPCS Communications, Inc.	425,048	0.1
26,600	@	Sprint Nextel Corp.	80,864	0.0
198,716		Verizon Communications, Inc.	7,312,749	1.2
23,400		Windstream Corp.	272,844	0.0
			15,872,598	2.5
		Utilities: 5.5%
71,000	@	AES Corp.	692,960	0.1
50,900		Ameren Corp.	1,515,293	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
30,500		American Electric Power Co., Inc.	$1,159,610	0.2
38,900		CenterPoint Energy, Inc.	763,218	0.1
179,400		CMS Energy Corp.	3,550,326	0.6
12,600		Consolidated Edison, Inc.	718,452	0.1
10,500		Constellation Energy Group, Inc.	399,630	0.1
27,000		Dominion Resources, Inc.	1,370,790	0.2
22,186		DTE Energy Co.	1,087,558	0.2
62,400		Duke Energy Corp.	1,247,376	0.2
15,500		Edison International	592,875	0.1
27,400		Entergy Corp.	1,816,346	0.3
31,000		Exelon Corp.	1,320,910	0.2
52,800		FirstEnergy Corp.	2,371,248	0.4
3,600		Integrys Energy Group, Inc.	175,032	0.0
24,400		NextEra Energy, Inc.	1,318,088	0.2
10,200		NiSource, Inc.	218,076	0.0
24,400		Northeast Utilities	821,060	0.1
13,300	@	NRG Energy, Inc.	282,093	0.1
4,500		Oneok, Inc.	297,180	0.1
14,800		Pepco Holdings, Inc.	280,016	0.0
86,000		Pacific Gas & Electric Co.	3,638,660	0.6
4,800		Pinnacle West Capital Corp.	206,112	0.0
27,000		PPL Corp.	770,580	0.1
13,800		Progress Energy, Inc.	713,736	0.1
25,900		Public Service Enterprise Group, Inc.	864,283	0.1
8,602		SCANA Corp.	347,951	0.1
47,522		Sempra Energy	2,447,383	0.4
39,800		Southern Co.	1,686,326	0.3
12,600		TECO Energy, Inc.	215,838	0.0
8,800		Wisconsin Energy Corp.	275,352	0.0
73,800		Xcel Energy, Inc.	1,822,122	0.3
			34,986,480	5.5
		Total Common Stock (Cost $684,600,382)	624,246,746	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Securities Lending Collateral(cc)(1): 1.1%
$1,608,803	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$1,287,042	0.2
5,453,401		BNY Mellon Overnight Government Fund	5,453,401	0.9
			6,740,443	1.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
6,882,900		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,882,900)	$6,882,900	1.1
		Total Short-Term Investments
		(Cost $13,945,104)	13,623,343	2.2

		Total Investments in Securities (Cost $698,545,486)*	$637,870,089	101.0
		Liabilities in Excess of Other Assets	(6,342,148)	(1.0)
		Net Assets	$631,527,941	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $705,015,615.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$18,755,419
		Gross Unrealized Depreciation	(85,900,945)
		Net Unrealized depreciation	$(67,145,526)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$624,246,746	$—	$—	$624,246,746
Short-Term Investments	12,336,301	—	1,287,042	13,623,343
Total Investments, at value	$636,583,047	$—	$1,287,042	$637,870,089
Liabilities Table
Other Financial Instruments+
Futures	$(318,807)	$—	$—	$(318,807)
Total Liabilities	$(318,807)	$—	$—	$(318,807)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042
Total Investments, at value	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus LargeCap Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	144	12/16/11	$8,107,200	$(318,807)
			$8,107,200	$(318,807)

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 14.1%
26,900	@	99 Cents Only Stores	$495,498	0.1
41,100		Aaron’s, Inc.	1,037,775	0.2
26,494		Advance Auto Parts, Inc.	1,539,301	0.3
32,800	@	AMC Networks, Inc.	1,047,960	0.2
46,450		American Eagle Outfitters	544,394	0.1
23,100		American Greetings Corp.	427,350	0.1
43,100	@	ANN, Inc.	984,404	0.2
78,067	@	Ascena Retail Group, Inc.	2,113,274	0.4
38,973	@	Bally Technologies, Inc.	1,051,492	0.2
17,300		Bob Evans Farms, Inc.	493,396	0.1
73,961	@	BorgWarner, Inc.	4,476,859	0.8
18,199		Brinker International, Inc.	380,723	0.1
16,757	@	Career Education Corp.	218,679	0.0
13,300	@	Cheesecake Factory	327,845	0.1
35,935		Chico’s FAS, Inc.	410,737	0.1
20,500	@	Collective Brands, Inc.	265,680	0.0
32,600	@	Deckers Outdoor Corp.	3,040,276	0.5
78,400	@	Dick’s Sporting Goods, Inc.	2,623,264	0.5
82,351	@	Dollar Tree, Inc.	6,185,384	1.1
21,800	@	DreamWorks Animation SKG, Inc.	396,324	0.1
458,100	@,L	Eastman Kodak Co.	357,364	0.1
124,800		Foot Locker, Inc.	2,507,232	0.5
39,099	@	Fossil, Inc.	3,169,365	0.6
46,768		Gentex Corp.	1,124,770	0.2
17,017		Guess ?, Inc.	484,814	0.1
18,900	@	Hanesbrands, Inc.	472,689	0.1
16,600		International Speedway Corp.	379,144	0.1
28,140	@,L	ITT Educational Services, Inc.	1,620,301	0.3
50,783	X	J. Crew Escrow	—	—
26,703		John Wiley & Sons, Inc.	1,186,147	0.2
17,589	@,L	Lamar Advertising Co.	299,541	0.1
14,100	@	Life Time Fitness, Inc.	519,585	0.1
44,200	@	LKQ Corp.	1,067,872	0.2
16,800		Matthews International Corp.	516,768	0.1
13,900		MDC Holdings, Inc.	235,466	0.0
5,200	L	Meredith Corp.	117,728	0.0
17,363	@	Mohawk Industries, Inc.	745,046	0.1
2,201	@	NVR, Inc.	1,329,360	0.2
10,000	@	Panera Bread Co.	1,039,400	0.2
91,425		Petsmart, Inc.	3,899,276	0.7
53,800		Polaris Industries, Inc.	2,688,386	0.5
21,262		PVH Corp.	1,238,299	0.2
56,900		RadioShack Corp.	661,178	0.1
76,600		Regis Corp.	1,079,294	0.2
79,600		Rent-A-Center, Inc.	2,185,020	0.4
187,798	@,L	Saks, Inc.	1,643,233	0.3
13,600		Scholastic Corp.	381,208	0.1
136,195		Service Corp. International	1,247,546	0.2
66,345		Sotheby’s	1,829,132	0.3
42,200	@	Toll Brothers, Inc.	608,946	0.1
59,700		Tractor Supply Co.	3,734,235	0.7
50,149		Tupperware Corp.	2,695,007	0.5
35,400	@	Under Armour, Inc.	2,350,914	0.4
28,000	@	Valassis Communications, Inc.	524,720	0.1
43,350	@	Warnaco Group, Inc.	1,998,001	0.4
377,342		Wendy’s Co/The	1,732,000	0.3
35,789		Williams-Sonoma, Inc.	1,101,943	0.2
16,874	@	WMS Industries, Inc.	296,814	0.0
			77,128,359	14.1
		Consumer Staples: 4.7%
31,200	@	BJ’s Wholesale Club, Inc.	1,598,688	0.3
66,556		Church & Dwight Co., Inc.	2,941,775	0.5
25,300		Corn Products International, Inc.	992,772	0.2
24,364	@	Energizer Holdings, Inc.	1,618,744	0.3
22,600		Flowers Foods, Inc.	439,796	0.1
77,364	@	Green Mountain Coffee Roasters, Inc.	7,190,210	1.3
25,952	@	Hansen Natural Corp.	2,265,350	0.4
10,800	L	Lancaster Colony Corp.	658,908	0.1
31,532	@	Ralcorp Holdings, Inc.	2,418,820	0.4
28,600		Ruddick Corp.	1,115,114	0.2
139,043	@	Smithfield Foods, Inc.	2,711,339	0.5
14,200		Tootsie Roll Industries, Inc.	342,504	0.1
42,000		Universal Corp.	1,506,120	0.3
			25,800,140	4.7
		Energy: 6.2%
70,169		Arch Coal, Inc.	1,023,064	0.2
57,236	@	Atwood Oceanics, Inc.	1,966,629	0.4
11,976	@	Bill Barrett Corp.	434,010	0.1
17,700		CARBO Ceramics, Inc.	1,814,781	0.3
32,673		Cimarex Energy Co.	1,819,886	0.3
100	@	Comstock Resources, Inc.	1,546	0.0
40,200	@	Dresser-Rand Group, Inc.	1,629,306	0.3
37,200	@	Dril-Quip, Inc.	2,005,452	0.4
16,940	@,L	Exterran Holdings, Inc.	164,657	0.0
123,713	@	Forest Oil Corp.	1,781,467	0.3
123,800	@	Helix Energy Solutions Group, Inc.	1,621,780	0.3
147,534		HollyFrontier Corp.	3,868,341	0.7
31,000	@,L	Northern Oil And Gas, Inc.	601,090	0.1
84,932		Oceaneering International, Inc.	3,001,497	0.6
15,200	@	Oil States International, Inc.	773,984	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
20,700	@	Patriot Coal Corp.	$175,122	0.0
47,700		Patterson-UTI Energy, Inc.	827,118	0.2
75,571	@	Plains Exploration & Production Co.	1,716,217	0.3
94	@,L	Quicksilver Resources, Inc.	713	0.0
52,900		SM Energy Co.	3,208,385	0.6
71,164		Southern Union Co.	2,887,124	0.5
17,871	@	Superior Energy Services	468,935	0.1
10,818		Tidewater, Inc.	454,897	0.1
42,349	@	Unit Corp.	1,563,525	0.3
			33,809,526	6.2
		Financials: 19.5%
18,572	@	Affiliated Managers Group, Inc.	1,449,545	0.3
51,491		Alexandria Real Estate Equities, Inc.	3,161,032	0.6
79,700		American Financial Group, Inc.	2,476,279	0.4
144,100		Apollo Investment Corp.	1,083,632	0.2
99,600		Arthur J. Gallagher & Co.	2,619,480	0.5
61,800		Aspen Insurance Holdings Ltd.	1,423,872	0.3
52,800		Associated Banc-Corp.	491,040	0.1
107,600		Bancorpsouth, Inc.	944,728	0.2
58,800		Bank of Hawaii Corp.	2,140,320	0.4
59,936		BRE Properties, Inc.	2,537,690	0.5
30,600		Brown & Brown, Inc.	544,680	0.1
52,387		Camden Property Trust	2,894,906	0.5
23,486		Cathay General Bancorp.	267,271	0.0
13,100		City National Corp.	494,656	0.1
68,844		Commerce Bancshares, Inc.	2,392,329	0.4
80,800		Corporate Office Properties Trust SBI MD	1,759,824	0.3
59,100		Cousins Properties, Inc.	345,735	0.1
15,261		Cullen/Frost Bankers, Inc.	699,869	0.1
52,631		Duke Realty Corp.	552,626	0.1
31,100		East-West Bancorp., Inc.	463,701	0.1
55,154		Eaton Vance Corp.	1,228,280	0.2
35,300		Equity One, Inc.	559,858	0.1
11,405		Essex Property Trust, Inc.	1,369,056	0.2
18,874		Everest Re Group Ltd.	1,498,218	0.3
45,300		Federal Realty Investment Trust	3,733,173	0.7
182,800		Fidelity National Title Group, Inc.	2,774,904	0.5
60,000		First American Financial Corp.	768,000	0.1
283,655		First Niagara Financial Group, Inc.	2,595,443	0.5
34,300		FirstMerit Corp.	389,648	0.1
64,601		Fulton Financial Corp.	494,198	0.1
32,700	L	Greenhill & Co., Inc.	934,893	0.2
47,600		Hancock Holding Co.	1,274,728	0.2
51,555		Hanover Insurance Group, Inc.	1,830,203	0.3
101,024		HCC Insurance Holdings, Inc.	2,732,699	0.5
31,280		Highwoods Properties, Inc.	883,973	0.2
122,400		Hospitality Properties Trust	2,598,552	0.5
30,100		International Bancshares Corp.	395,815	0.1
39,964		Jefferies Group, Inc.	495,953	0.1
40,689		Jones Lang LaSalle, Inc.	2,108,097	0.4
27,896		Kemper Corp.	668,388	0.1
98,047		Liberty Property Trust	2,854,148	0.5
58,125		Macerich Co.	2,477,869	0.4
84,975		Mack-Cali Realty Corp.	2,273,081	0.4
20,300		Mercury General Corp.	778,505	0.1
104,737	@	MSCI, Inc. - Class A	3,176,673	0.6
165,097		New York Community Bancorp., Inc.	1,964,654	0.4
239,100		Old Republic International Corp.	2,132,772	0.4
111,100		Omega Healthcare Investors, Inc.	1,769,823	0.3
59,200		Potlatch Corp.	1,865,984	0.3
11,900		Prosperity Bancshares, Inc.	388,892	0.1
11,596		Protective Life Corp.	181,245	0.0
100,335		Raymond James Financial, Inc.	2,604,697	0.5
37,774		Rayonier, Inc.	1,389,705	0.3
101,100		Realty Income Corp.	3,259,464	0.6
29,000		Regency Centers Corp.	1,024,570	0.2
24,643		Reinsurance Group of America, Inc.	1,132,346	0.2
138,892		SEI Investments Co.	2,136,159	0.4
92,677		Senior Housing Properties Trust	1,996,263	0.4
31,600		SL Green Realty Corp.	1,837,540	0.3
9,734		Stancorp Financial Group, Inc.	268,366	0.0
18,700	@	SVB Financial Group	691,900	0.1
704	L	Synovus Financial Corp.	753	0.0
15,100		Taubman Centers, Inc.	759,681	0.1
43,000		TCF Financial Corp.	393,880	0.1
35,615		Transatlantic Holdings, Inc.	1,728,040	0.3
32,464		Trustmark Corp.	589,222	0.1
84,500		UDR, Inc.	1,870,830	0.3
200,025	L	Valley National Bancorp.	2,118,265	0.4
81,000		Waddell & Reed Financial, Inc.	2,025,810	0.4
22,300		Washington Federal, Inc.	284,102	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
14,700		Webster Financial Corp.	$224,910	0.0
21,172		Weingarten Realty Investors	448,211	0.1
43,600	L	Westamerica Bancorp.	1,670,752	0.3
27,400		WR Berkley Corp.	813,506	0.1
			107,209,912	19.5
		Health Care: 11.3%
176,500	@	Allscripts Healthcare Solutions, Inc.	3,180,530	0.6
51,700	@	AMERIGROUP Corp.	2,016,817	0.4
11,185	@	Bio-Rad Laboratories, Inc.	1,015,262	0.2
48,900	@	Catalyst Health Solutions, Inc.	2,821,041	0.5
10,700	@	Charles River Laboratories International, Inc.	306,234	0.0
20,562	@	Community Health Systems, Inc.	342,152	0.1
41,300		Cooper Cos., Inc.	3,268,895	0.6
12,918	@	Covance, Inc.	587,123	0.1
31,179	@	Endo Pharmaceuticals Holdings, Inc.	872,700	0.1
9,400	@	Gen-Probe, Inc.	538,150	0.1
300,485	@	Health Management Associates, Inc.	2,079,356	0.4
21,615	@	Health Net, Inc.	512,492	0.1
37,296	@	Henry Schein, Inc.	2,312,725	0.4
36,083		Hill-Rom Holdings, Inc.	1,083,212	0.2
98,606	@	Hologic, Inc.	1,499,797	0.3
45,306	@,L	Idexx Laboratories, Inc.	3,124,755	0.6
29,500	@	Kindred Healthcare, Inc.	254,290	0.0
35,131	@	Kinetic Concepts, Inc.	2,314,782	0.4
9,800	@	LifePoint Hospitals, Inc.	359,072	0.1
16,997		Lincare Holdings, Inc.	382,433	0.1
46,200		Masimo Corp.	1,000,230	0.2
10,789		Medicis Pharmaceutical Corp.	393,583	0.1
41,700	@	Mednax, Inc.	2,612,088	0.5
24,224	@	Mettler Toledo International, Inc.	3,390,391	0.6
34,566		Omnicare, Inc.	879,013	0.2
14,200		Owens & Minor, Inc.	404,416	0.1
58,480		Perrigo Co.	5,678,993	1.0
44,175		Pharmaceutical Product Development, Inc.	1,133,530	0.2
124,346	@	Resmed, Inc.	3,579,921	0.6
10,631		Steris Corp.	311,169	0.0
21,137		Techne Corp.	1,437,527	0.3
8,393		Teleflex, Inc.	451,292	0.1
67,262	@	Thoratec Corp.	2,195,432	0.4
56,165	@	United Therapeutics Corp.	2,105,626	0.4
30,059		Universal Health Services, Inc.	1,022,006	0.2
26,300	@	VCA Antech, Inc.	420,274	0.1
93,250	@	Vertex Pharmaceuticals, Inc.	4,153,355	0.7
46,045	@	WellCare Health Plans, Inc.	1,748,789	0.3
			61,789,453	11.3
		Industrials: 13.9%
51,300		Acuity Brands, Inc.	1,848,852	0.3
122,000	@	Aecom Technology Corp.	2,155,740	0.4
33,000	@	AGCO Corp.	1,140,810	0.2
5,837	@	Alaska Air Group, Inc.	328,565	0.1
23,700		Alexander & Baldwin, Inc.	865,761	0.2
9,159		Alliant Techsystems, Inc.	499,257	0.1
65,950		Ametek, Inc.	2,174,371	0.4
84,214	@	BE Aerospace, Inc.	2,788,326	0.5
58,900		Brink’s Co.	1,372,959	0.2
22,543		Carlisle Cos., Inc.	718,671	0.1
8,600	@	Clean Harbors, Inc.	441,180	0.1
15,438		Con-way, Inc.	341,643	0.1
14,646	@	Copart, Inc.	572,951	0.1
19,700		Corporate Executive Board Co.	587,060	0.1
107,647	@	Corrections Corp. of America	2,442,510	0.4
9,172		Crane Co.	327,349	0.1
29,300		Deluxe Corp.	544,980	0.1
25,012		Donaldson Co., Inc.	1,370,658	0.2
6,800	@	Esterline Technologies Corp.	352,512	0.1
58,932	@	FTI Consulting, Inc.	2,169,287	0.4
44,000		Gardner Denver, Inc.	2,796,200	0.5
16,700		GATX Corp.	517,533	0.1
29,800	@	General Cable Corp.	695,830	0.1
62,700		Graco, Inc.	2,140,578	0.4
15,927		Harsco Corp.	308,825	0.1
32,700		Herman Miller, Inc.	584,022	0.1
25,494		HNI, Corp.	487,700	0.1
50,278		Hubbell, Inc.	2,490,772	0.5
61,300	@	Huntington Ingalls Industries, Inc.	1,491,429	0.3
17,700		IDEX Corp.	551,532	0.1
21,921		JB Hunt Transport Services, Inc.	791,786	0.1
69,700	@,L	JetBlue Airways Corp.	285,770	0.1
84,159	@	Kansas City Southern	4,204,584	0.8
52,170		KBR, Inc.	1,232,777	0.2
71,600		Kennametal, Inc.	2,344,184	0.4
50,000	@	Kirby Corp.	2,632,000	0.5
26,800	@	Korn/Ferry International	326,692	0.1
8,953		Landstar System, Inc.	354,181	0.1
62,800		Lennox International, Inc.	1,618,984	0.3
48,100		Lincoln Electric Holdings, Inc.	1,395,381	0.3
20,449		Manpower, Inc.	687,495	0.1
17,800		Mine Safety Appliances Co.	479,888	0.1
42,100		MSC Industrial Direct Co.	2,376,966	0.4

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
59,700		Nordson Corp.	$2,372,478	0.4
30,100	@	Oshkosh Truck Corp.	473,774	0.1
27,470		Pentair, Inc.	879,315	0.2
10,004		Regal-Beloit Corp.	453,981	0.1
36,203		Rollins, Inc.	677,358	0.1
21,961	@	Shaw Group, Inc.	477,432	0.1
49,457		SPX Corp.	2,240,897	0.4
24,168	@	Terex Corp.	247,964	0.0
19,328	@	Thomas & Betts Corp.	771,380	0.1
75,074		Timken Co.	2,463,929	0.4
44,300		Towers Watson & Co.	2,648,254	0.5
89,900		Trinity Industries, Inc.	1,924,759	0.3
21,800		Triumph Group, Inc.	1,062,532	0.2
87,800	@,L	United Rentals, Inc.	1,478,552	0.3
16,764	@	URS Corp.	497,220	0.1
36,000		UTI Worldwide, Inc.	469,440	0.1
2,900		Valmont Industries, Inc.	226,026	0.0
8,571		Wabtec Corp.	453,149	0.1
52,300		Waste Connections, Inc.	1,768,786	0.3
7,700		Watsco, Inc.	393,470	0.1
10,300		Werner Enterprises, Inc.	214,549	0.0
10,116		Woodward Governor Co.	277,178	0.0
			76,310,974	13.9
		Information Technology: 15.0%
19,100	@	ACI Worldwide, Inc.	526,014	0.1
46,300	@	Acxiom Corp.	492,632	0.1
13,748		Adtran, Inc.	363,772	0.1
18,500	@	Advent Software, Inc.	385,725	0.1
38,941	@	Alliance Data Systems Corp.	3,609,831	0.7
33,485	@	Ansys, Inc.	1,642,104	0.3
27,100	@	AOL, Inc.	325,200	0.1
27,529	@	Arrow Electronics, Inc.	764,756	0.1
403,471	@	Atmel Corp.	3,256,011	0.6
66,197	@	Avnet, Inc.	1,726,418	0.3
106,763		Broadridge Financial Solutions ADR	2,150,207	0.4
266,569	@	Cadence Design Systems, Inc.	2,463,098	0.4
19,577	@	Ciena Corp.	219,262	0.0
13,600	@,L	Concur Technologies, Inc.	506,192	0.1
38,140	@	Convergys Corp.	357,753	0.1
32,200	@	CoreLogic, Inc.	343,574	0.1
37,565	@	Cree, Inc.	975,939	0.2
167,100		Cypress Semiconductor Corp.	2,501,487	0.4
13,023		Diebold, Inc.	358,263	0.1
6,605		DST Systems, Inc.	289,497	0.0
18,084	@	Equinix, Inc.	1,606,402	0.3
37,500		Factset Research Systems, Inc.	3,336,375	0.6
22,700		Fair Isaac Corp.	495,541	0.1
27,700	@	Fairchild Semiconductor International, Inc.	299,160	0.0
49,400	@	Gartner, Inc.	1,722,578	0.3
25,180		Global Payments, Inc.	1,017,020	0.2
38,327	@	Informatica Corp.	1,569,491	0.3
31,509	@	Ingram Micro, Inc.	508,240	0.1
248,700	@	Integrated Device Technology, Inc.	1,280,805	0.2
21,700	@	International Rectifier Corp.	404,054	0.1
43,200		Intersil Corp.	444,528	0.1
10,000	@	Itron, Inc.	295,000	0.0
16,900		Jack Henry & Associates, Inc.	489,762	0.1
95,900	@	Lam Research Corp.	3,642,282	0.7
20,100		Lender Processing Services, Inc.	275,169	0.0
13,000		Mantech International Corp.	407,940	0.1
63,400	@	Mentor Graphics Corp.	609,908	0.1
70,068	@	Micros Systems, Inc.	3,076,686	0.6
50,950		National Instruments Corp.	1,164,717	0.2
98,100	@	NCR Corp.	1,656,909	0.3
89,711	@	NeuStar, Inc.	2,255,334	0.4
112,600	@	Parametric Technology Corp.	1,731,788	0.3
66,385		Plantronics, Inc.	1,888,653	0.3
55,892	@	Polycom, Inc.	1,026,736	0.2
137,000	@	QLogic Corp.	1,737,160	0.3
83,438	@	Quest Software, Inc.	1,324,995	0.2
88,000	@	Rackspace Hosting, Inc.	3,004,320	0.5
57,827	@	RF Micro Devices, Inc.	366,623	0.1
131,200	@	Riverbed Technolgoy, Inc.	2,618,752	0.5
40,342	@	Rovi Corp.	1,733,899	0.3
7,100	@	Semtech Corp.	149,810	0.0
21,300	@	Silicon Laboratories, Inc.	713,763	0.1
51,000	@	Skyworks Solutions, Inc.	914,940	0.2
57,300		Solera Holdings, Inc.	2,893,650	0.5
108,600	@	Synopsys, Inc.	2,645,496	0.5
8,033	@	Tech Data Corp.	347,267	0.1
45,300	@	TIBCO Software, Inc.	1,014,267	0.2
96,107	@	Trimble Navigation Ltd.	3,224,390	0.6
16,000	@	Valueclick, Inc.	248,960	0.0
43,000	@	Varian Semiconductor Equipment Associates, Inc.	2,629,450	0.5
184,764	@	Vishay Intertechnology, Inc.	1,544,627	0.3
31,200	@	Zebra Technologies Corp.	965,328	0.2
			82,540,510	15.0
		Materials: 6.0%
74,900		Albemarle Corp.	3,025,960	0.6
38,400		Aptargroup, Inc.	1,715,328	0.3
25,034		Ashland, Inc.	1,105,001	0.2
66,700		Cabot Corp.	1,652,826	0.3
7,100		Carpenter Technology Corp.	318,719	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
26,200		Commercial Metals Co.	$249,162	0.0
34,100		Compass Minerals International, Inc.	2,277,198	0.4
12,154		Cytec Industries, Inc.	427,091	0.1
36,200		Domtar Corp.	2,467,754	0.4
4,400		Greif, Inc. - Class A	188,716	0.0
56,700	@	Intrepid Potash, Inc.	1,410,129	0.3
13,882	L	Martin Marietta Materials, Inc.	877,620	0.2
10,400		Minerals Technologies, Inc.	512,408	0.1
11,700		NewMarket Corp.	1,776,879	0.3
99,500		Olin Corp.	1,791,995	0.3
25,232		Packaging Corp. of America	587,905	0.1
46,211		Reliance Steel & Aluminum Co.	1,571,636	0.3
57,900		Rock-Tenn Co.	2,818,572	0.5
22,638		RPM International, Inc.	423,331	0.1
11,400		Scotts Miracle-Gro Co.	508,440	0.1
28,600		Sensient Technologies Corp.	930,930	0.2
16,700		Silgan Holdings, Inc.	613,558	0.1
28,992		Sonoco Products Co.	818,444	0.1
200,028		Steel Dynamics, Inc.	1,984,278	0.4
61,783		Temple-Inland, Inc.	1,938,133	0.4
20,899		Valspar Corp.	652,258	0.1
16,900		Worthington Industries	236,093	0.0
			32,880,364	6.0
		Telecommunications: 0.4%
12,900		Telephone & Data Systems, Inc.	274,125	0.1
115,844	@	TW Telecom, Inc.	1,913,743	0.3
			2,187,868	0.4
		Utilities: 6.8%
18,413		AGL Resources, Inc.	750,146	0.1
91,200		Alliant Energy Corp.	3,527,616	0.6
32,900		Aqua America, Inc.	709,653	0.1
66,000		Atmos Energy Corp.	2,141,700	0.4
22,489	L	Black Hills Corp.	689,063	0.1
64,300		Cleco Corp.	2,195,202	0.4
66,667		DPL, Inc.	2,009,344	0.4
67,900		Energen Corp.	2,776,431	0.5
31,700		Great Plains Energy, Inc.	611,810	0.1
94,622		Hawaiian Electric Industries	2,297,422	0.4
10,226		Idacorp, Inc.	386,338	0.1
61,700		MDU Resources Group, Inc.	1,184,023	0.2
30,944		National Fuel Gas Co.	1,506,354	0.3
59,100		NSTAR	2,648,271	0.5
63,596		NV Energy, Inc.	935,497	0.2
78,780		OGE Energy Corp.	3,764,896	0.7
124,600		PNM Resources, Inc.	2,047,178	0.4
46,700		Questar Corp.	827,057	0.1
100,053		UGI Corp.	2,628,392	0.5
46,600		Vectren Corp.	1,261,928	0.2
18,300		Westar Energy, Inc.	483,486	0.1
53,380		WGL Holdings, Inc.	2,085,557	0.4
			37,467,364	6.8
		Total Common Stock (Cost $595,457,499)	537,124,470	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateral(cc)(1): 2.2%
$2,851,192	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$2,280,954	0.5
9,577,089		BNY Mellon Overnight Government Fund	9,577,089	1.7
			11,858,043	2.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
11,226,800		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $11,226,800)	$11,226,800	2.0
		Total Short-Term Investments
		(Cost $23,655,081)	23,084,843	4.2
		Total Investments in Securities (Cost $619,112,580)*	$560,209,313	102.1
		Liabilities in Excess of Other Assets	(11,548,432)	(2.1)
		Net Assets	$548,660,881	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $623,322,868
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$25,397,460
		Gross Unrealized Depreciation	(88,511,015)
		Net Unrealized depreciation	$(63,113,555)

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$77,128,359	$—	$—	$77,128,359
Consumer Staples	25,800,140	—	—	25,800,140
Energy	33,809,526	—	—	33,809,526
Financials	107,209,912	—	—	107,209,912
Health Care	61,789,453	—	—	61,789,453
Industrials	76,310,974	—	—	76,310,974
Information Technology	82,540,510	—	—	82,540,510
Materials	32,880,364	—	—	32,880,364
Telecommunications	2,187,868	—	—	2,187,868
Utilities	37,467,364	—	—	37,467,364
Total Common Stock	537,124,470	—	—	537,124,470
Short-Term Investments	20,803,889	—	2,280,954	23,084,843
Total Investments, at value	$557,928,359	$—	$2,280,954	$560,209,313
Liabilities Table
Other Financial Instruments+
Futures	$(952,132)	$—	$—	$(952,132)
Total Liabilities	$(952,132)	$—	$—	$(952,132)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954
Total Investments, at value	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus MidCap Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	162	12/16/11	$12,618,180	$(952,132)
			$12,618,180	$(952,132)

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 14.9%
5,600	@	American Public Education, Inc.	$190,400	0.1
41,857		Arbitron, Inc.	1,384,629	0.6
7,400	@	Arctic Cat, Inc.	107,226	0.0
11,300	@	Audiovox Corp.	62,037	0.0
13,317		Big 5 Sporting Goods Corp.	80,967	0.0
821	@	Biglari Holdings, Inc.	243,336	0.1
3,800	@	BJ’s Restaurants, Inc.	167,618	0.1
3,400	@	Blue Nile, Inc.	119,952	0.1
3,300		Blyth, Inc.	182,985	0.1
33,900	@, L	Boyd Gaming Corp.	166,110	0.1
51,700		Brown Shoe Co., Inc.	368,104	0.2
21,589		Brunswick Corp.	303,109	0.1
6,910		Buckle, Inc.	265,759	0.1
20,500	@	Buffalo Wild Wings, Inc.	1,225,900	0.5
25,526	@	Cabela’s, Inc.	523,028	0.2
3,800	L	Callaway Golf Co.	19,646	0.0
57,849	@	Capella Education Co.	1,641,755	0.7
12,037	@, L	Carter’s, Inc.	367,610	0.2
12,939		Cato Corp.	291,904	0.1
5,600		CEC Entertainment, Inc.	159,432	0.1
4,094	@	Childrens Place Retail Stores, Inc.	190,494	0.1
21,600		Christopher & Banks Corp.	76,248	0.0
6,552	@, L	Coinstar, Inc.	262,080	0.1
5,104		Cracker Barrel Old Country Store	204,568	0.1
29,408	@	CROCS, Inc.	696,087	0.3
2,749	@	DineEquity, Inc.	105,809	0.0
11,571		Drew Industries, Inc.	231,189	0.1
3,100		Ethan Allen Interiors, Inc.	42,191	0.0
18,900	@	EW Scripps Co.	132,300	0.1
7,642		Finish Line	152,764	0.1
2,512		Fred’s, Inc.	26,778	0.0
9,510	@	Genesco, Inc.	490,050	0.2
5,273		Group 1 Automotive, Inc.	187,455	0.1
23,500		Harte-Hanks, Inc.	199,280	0.1
11,200		Haverty Furniture Cos., Inc.	111,888	0.0
51,096		Helen of Troy Ltd.	1,283,531	0.5
5,876	@	Hibbett Sporting Goods, Inc.	199,138	0.1
34,594		Hillenbrand, Inc.	636,530	0.3
16,300		HOT Topic, Inc.	124,369	0.1
57,096		HSN, Inc.	1,891,590	0.8
36,546	@	Iconix Brand Group, Inc.	577,427	0.2
24,700	@	Interval Leisure Group, Inc.	329,004	0.1
13,500	@, L	iRobot Corp.	339,660	0.1
39,300	@	Jack in the Box, Inc.	782,856	0.3
2,114		Jakks Pacific, Inc.	40,060	0.0
5,283	@	JoS. A Bank Clothiers, Inc.	246,346	0.1
13,100	@	KID Brands Inc.	34,584	0.0
16,475	@	K-Swiss, Inc.	70,019	0.0
4,794	@	La-Z-Boy, Inc.	35,523	0.0
13,700		Lincoln Educational Services Corp.	110,833	0.0
13,200		Lithia Motors, Inc.	189,816	0.1
133,224	@	Live Nation, Inc.	1,067,124	0.4
24,049	@, L	Liz Claiborne, Inc.	120,245	0.1
93,300	@, L	Lumber Liquidators	1,408,830	0.6
11,300	@	M/I Homes, Inc.	67,913	0.0
52,400	@	Maidenform Brands, Inc.	1,226,684	0.5
13,100		Marcus Corp.	130,345	0.1
14,000	@	MarineMax, Inc.	90,580	0.0
15,696		Men’s Wearhouse, Inc.	409,352	0.2
6,600	@	Meritage Homes Corp.	99,924	0.0
8,600	@	Midas, Inc.	70,520	0.0
6,800	@	Monarch Casino & Resort, Inc.	66,504	0.0
30,747		Monro Muffler, Inc.	1,013,729	0.4
10,500		Movado Group, Inc.	127,890	0.1
16,300	@	Multimedia Games, Inc.	65,852	0.0
75,969		Nutri/System, Inc.	919,985	0.4
11,400	@	O’Charleys, Inc.	67,716	0.0
10,102	@	OfficeMax, Inc.	48,995	0.0
2,200		Oxford Industries, Inc.	75,460	0.0
31,498	@	Papa John’s International, Inc.	957,539	0.4
3,100	@, L	Peet’s Coffee & Tea, Inc.	172,484	0.1
8,582		PEP Boys-Manny Moe & Jack	84,704	0.0
7,600	@	Perry Ellis International, Inc.	142,880	0.1
300		PetMed Express, Inc.	2,700	0.0
6,200		PF Chang’s China Bistro, Inc.	168,888	0.1
9,872	@	Pinnacle Entertainment, Inc.	89,638	0.0
7,462		Pool Corp.	195,355	0.1
31,780	@	Quiksilver, Inc.	96,929	0.0
4,300	@	Red Robin Gourmet Burgers, Inc.	103,587	0.0
18,512	@	Ruby Tuesday, Inc.	132,546	0.1
10,500	@	Rue21, Inc.	238,245	0.1
18,700	@	Ruth’s Hospitality Group, Inc.	80,223	0.0
33,600	@	Select Comfort Corp.	469,392	0.2
42,650	@	Shuffle Master, Inc.	358,686	0.2
105,521	@	Skechers USA, Inc.	1,480,460	0.6
4,200		Skyline Corp.	40,110	0.0
7,420		Sonic Automotive, Inc.	80,062	0.0
7,200	@	Sonic Corp.	50,904	0.0
20,100		Spartan Motors, Inc.	83,013	0.0
2,906		Stage Stores, Inc.	40,306	0.0
11,900		Standard Motor Products, Inc.	154,343	0.1
16,800		Stein Mart, Inc.	105,000	0.0
23,750	@	Steven Madden Ltd.	714,875	0.3
4,068		Sturm Ruger & Co., Inc.	105,687	0.0
14,200		Superior Industries International	219,390	0.1
14,505		Texas Roadhouse, Inc.	191,756	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
69,162	@	True Religion Apparel, Inc.	$1,864,607	0.8
21,900	@	Tuesday Morning Corp.	77,088	0.0
9,030	@	Universal Electronics, Inc.	148,002	0.1
12,700	@	Universal Technical Institute, Inc.	172,593	0.1
14,600	@	Vitamin Shoppe, Inc.	546,624	0.2
3,900	@, L	Winnebago Industries	26,988	0.0
27,803		Wolverine World Wide, Inc.	924,450	0.4
14,000	@	Zale Corp.	39,900	0.0
66,800	@, L	Zumiez, Inc.	1,169,668	0.5
			36,479,244	14.9
		Consumer Staples: 4.5%
30,000	@	Alliance One International, Inc.	73,200	0.0
27,010		Andersons, Inc.	909,157	0.4
29,000		B&G Foods, Inc.	483,720	0.2
2,685	@, L	Boston Beer Co., Inc.	195,200	0.1
7,300	L	Calavo Growers, Inc.	149,796	0.1
2,898		Cal-Maine Foods, Inc.	91,084	0.0
7,893		Casey’s General Stores, Inc.	344,529	0.1
29,475	@	Central Garden & Pet Co.	208,683	0.1
83,353	@	Darling International, Inc.	1,049,414	0.4
3,727	L	Diamond Foods, Inc.	297,377	0.1
7,539	@	Hain Celestial Group, Inc.	230,316	0.1
9,200		Inter Parfums, Inc.	142,140	0.0
8,651		J&J Snack Foods Corp.	415,681	0.2
16,402		Nash Finch Co.	441,706	0.2
30,400	@	Prestige Brands Holdings, Inc.	275,120	0.1
4,352		Sanderson Farms, Inc.	206,720	0.1
5,500	@	Seneca Foods Corp.	108,900	0.0
68,986		Snyders-Lance, Inc.	1,438,358	0.6
13,700		Spartan Stores, Inc.	212,076	0.1
50,468	@	TreeHouse Foods, Inc.	3,120,941	1.3
9,371	@	United Natural Foods, Inc.	347,102	0.1
10,200		WD-40 Co.	406,368	0.2
			11,147,588	4.5
		Energy: 3.5%
17,200	@, L	Approach Resources, Inc.	292,228	0.1
4,000	@	Basic Energy Services, Inc.	56,640	0.0
24,327		Bristow Group, Inc.	1,032,195	0.4
2,700	@	Contango Oil & Gas Co.	147,717	0.1
11,200	@	Georesources, Inc.	199,248	0.1
8,700		Gulf Island Fabrication, Inc.	179,916	0.1
8,400	@	Gulfport Energy Corp.	203,112	0.1
6,300	@	Hornbeck Offshore Services, Inc.	156,933	0.1
66,787	@	ION Geophysical Corp.	315,903	0.1
5,896		Lufkin Industries, Inc.	313,726	0.1
16,000	@	Matrix Service Co.	136,160	0.1
2,700	@	OYO Geospace Corp.	151,983	0.1
63,468		Penn Virginia Corp.	353,517	0.1
32,324	@	Petroleum Development Corp.	626,762	0.2
5,899	@, L	Petroquest Energy, Inc.	32,444	0.0
166,938	@	Pioneer Drilling Co.	1,198,615	0.5
9,796		SEACOR Holdings, Inc.	785,737	0.3
8,682	@	Stone Energy Corp.	140,735	0.1
75,446	@	Swift Energy Co.	1,836,356	0.7
8,557	@	Tetra Technologies, Inc.	66,060	0.0
14,179		World Fuel Services Corp.	462,944	0.2
			8,688,931	3.5
		Financials: 19.7%
8,598		Acadia Realty Trust	160,783	0.1
11,112	@	Amerisafe, Inc.	204,572	0.1
27,800		Bank Mutual Corp.	72,558	0.0
3,506		Bank of the Ozarks, Inc.	73,381	0.0
44,138		BioMed Realty Trust, Inc.	731,367	0.3
18,400		Boston Private Financial Holdings, Inc.	108,192	0.0
14,340		Brookline Bancorp., Inc.	110,561	0.0
12,200		Calamos Asset Management, Inc.	122,122	0.1
4,891		Cash America International, Inc.	250,224	0.1
29,100		Cedar Shopping Centers, Inc.	90,501	0.0
9,200	L	City Holding Co.	248,308	0.1
14,220		Colonial Properties Trust	258,235	0.1
7,558		Columbia Banking System, Inc.	108,231	0.0
15,667		Community Bank System, Inc.	355,484	0.1
55,040		Delphi Financial Group	1,184,461	0.5
106,489		DiamondRock Hospitality Co.	744,358	0.3
16,900		Dime Community Bancshares	171,197	0.1
3,906		EastGroup Properties, Inc.	148,975	0.1
10,700		Employers Holdings, Inc.	136,532	0.1
8,500	@	Encore Capital Group, Inc.	185,725	0.1
34,958		Entertainment Properties Trust	1,362,663	0.6
17,264		Extra Space Storage, Inc.	321,628	0.1
58,560	@	Ezcorp, Inc.	1,671,302	0.7
18,000	@	Financial Engines, Inc.	325,980	0.1
12,900	@, L	First BanCorp/Puerto Rico	36,120	0.0
5,526	@	First Cash Financial Services, Inc.	231,816	0.1
19,700		First Commonwealth Financial Corp.	72,890	0.0
94,869		First Financial Bancorp.	1,309,192	0.5

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
24,525	L	First Financial Bankshares, Inc.	$641,574	0.3
56,381		First Midwest Bancorp., Inc.	412,709	0.2
72,500		FNB Corp.	621,325	0.3
18,494	@	Forestar Real Estate Group, Inc.	201,770	0.1
11,092		Franklin Street Properties Corp.	125,450	0.1
75,600		Getty Realty Corp.	1,090,152	0.4
80,000		Glacier Bancorp., Inc.	749,600	0.3
91,400	@	Hanmi Financial Corp.	75,862	0.0
119,298		Healthcare Realty Trust, Inc.	2,010,171	0.8
13,300		Home Bancshares, Inc.	282,226	0.1
—		Home Properties, Inc.	—	—
72,142		Horace Mann Educators Corp.	823,140	0.3
12,910		Independent Bank Corp.	280,663	0.1
7,465		Infinity Property & Casualty Corp.	391,763	0.2
16,300		Inland Real Estate Corp.	118,990	0.0
5,700		Interactive Brokers Group, Inc.	79,401	0.0
9,400	@	Investment Technology Group, Inc.	92,026	0.0
25,126		Kilroy Realty Corp.	786,444	0.3
38,400		Kite Realty Group Trust	140,544	0.1
26,300		LaSalle Hotel Properties	504,960	0.2
98,882		Lexington Realty Trust	646,688	0.3
15,331		LTC Properties, Inc.	388,181	0.2
32,200		Meadowbrook Insurance Group, Inc.	286,902	0.1
18,659		Medical Properties Trust, Inc.	166,998	0.1
30,722		Mid-America Apartment Communities, Inc.	1,850,079	0.8
23,000	@	Nara Bancorp., Inc.	139,610	0.1
78,130	@	National Financial Partners Corp.	854,742	0.3
16,600		National Penn Bancshares, Inc.	116,366	0.0
71,791		National Retail Properties, Inc.	1,929,024	0.8
7,480	@	Navigators Group, Inc.	323,136	0.1
20,808		NBT Bancorp., Inc.	387,445	0.2
64,100		Northwest Bancshares, Inc.	763,431	0.3
12,800		Old National Bancorp.	119,296	0.0
34,000		Oritani Financial Corp.	437,240	0.2
4,000		PacWest Bancorp	55,760	0.0
13,304		Parkway Properties, Inc.	146,477	0.1
61,818		Pennsylvania Real Estate Investment Trust	477,853	0.2
13,600	@, L	Pinnacle Financial Partners, Inc.	148,784	0.1
7,617	@	Piper Jaffray Cos.	136,573	0.1
18,628	@	Portfolio Recovery Associates, Inc.	1,159,034	0.5
9,921		Post Properties, Inc.	344,656	0.1
12,900		Presidential Life Corp.	106,038	0.0
14,821		PrivateBancorp, Inc.	111,454	0.0
5,892		ProAssurance Corp.	424,342	0.2
38,400		Prospect Capital Corp.	322,944	0.1
21,100		Provident Financial Services, Inc.	226,825	0.1
23,590		PS Business Parks, Inc.	1,168,649	0.5
3,700		RLI Corp.	235,246	0.1
15,100		S&T Bancorp, Inc.	244,016	0.1
9,144		Safety Insurance Group, Inc.	345,917	0.1
7,000		Saul Centers, Inc.	236,670	0.1
13,900		Selective Insurance Group	181,395	0.1
31,038	@	Signature Bank	1,481,444	0.6
10,439		Simmons First National Corp.	226,526	0.1
4,644		Sovran Self Storage, Inc.	172,617	0.1
18,700		Sterling Bancorp.	135,762	0.1
11,600		Stewart Information Services Corp.	102,544	0.0
89,188	@	Stifel Financial Corp.	2,368,833	1.0
81,751		Susquehanna Bancshares, Inc.	447,178	0.2
17,697		SWS Group, Inc.	82,999	0.0
74,708		Tanger Factory Outlet Centers, Inc.	1,943,155	0.8
8,400	@	Texas Capital Bancshares, Inc.	191,940	0.1
5,000		Tompkins Financial Corp.	178,900	0.1
80,858		Tower Group, Inc.	1,848,414	0.8
54,955		Trustco Bank Corp.	245,099	0.1
33,991		UMB Financial Corp.	1,090,431	0.4
29,727		Umpqua Holdings Corp.	261,300	0.1
37,208	L	United Bankshares, Inc.	747,509	0.3
11,040	@, L	United Community Banks, Inc./GA	93,730	0.0
12,778		United Fire & Casualty Co.	226,043	0.1
7,600		Universal Health Realty Income Trust	255,436	0.1
14,103		Urstadt Biddle Properties, Inc.	225,225	0.1
37,100	@	Wilshire Bancorp., Inc.	101,654	0.0
6,486		Wintrust Financial Corp.	167,404	0.1
18,162	@, L	World Acceptance, Corp.	1,016,164	0.4
			48,318,206	19.7
		Health Care: 12.7%
5,600	@	Abaxism, Inc.	128,296	0.1
16,300	@	Affymetrix, Inc.	79,870	0.0
2,900	@	Air Methods Corp.	184,643	0.1
46,587	@	Align Technology, Inc.	706,725	0.3
24,100	@	Almost Family, Inc.	400,783	0.2
30,345	@	Amedisys, Inc.	449,713	0.2
23,900	@	AMN Healthcare Services, Inc.	95,839	0.0
9,343	@	Amsurg Corp.	210,218	0.1
3,500		Analogic Corp.	158,935	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
26,800	@	Arqule, Inc.	$135,340	0.1
7,100	@	Bio-Reference Labs, Inc.	130,711	0.1
17,800	@	Cambrex Corp.	89,712	0.0
7,800		Cantel Medical Corp.	164,736	0.1
54,906	@	Centene Corp.	1,574,155	0.6
4,600		Chemed Corp.	252,816	0.1
1,900		Computer Programs & Systems, Inc.	125,685	0.0
5,600	@	Conmed Corp.	128,856	0.1
3,900	@	Corvel Corp.	165,750	0.1
18,800	@	Cross Country Healthcare, Inc.	78,584	0.0
16,900	@	CryoLife, Inc.	75,881	0.0
13,047	@	Cubist Pharmaceuticals, Inc.	460,820	0.2
5,440	@	Cyberonics	153,952	0.1
51,000	@	Emergent Biosolutions, Inc.	786,930	0.3
8,000		Ensign Group, Inc.	184,880	0.1
20,400	@	Enzo Biochem, Inc.	52,428	0.0
26,148	@	eResearch Technology, Inc.	116,620	0.0
129,679	@	Gentiva Health Services, Inc.	715,828	0.3
11,900	@	Greatbatch, Inc.	238,119	0.1
24,012	@	Haemonetics Corp.	1,404,222	0.6
9,100	@	Hanger Orthopedic Group, Inc.	171,899	0.1
81,270	@	Healthspring, Inc.	2,963,104	1.2
8,400	@	Healthways, Inc.	82,572	0.0
6,200	@	Hi-Tech Pharmacal Co., Inc.	208,320	0.1
17,600	@	HMS Holdings Corp.	429,264	0.2
3,700	@	ICU Medical, Inc.	136,160	0.1
16,300	@	Integra LifeSciences Holdings Corp.	583,051	0.2
5,338		Invacare Corp.	122,988	0.0
12,100	@	IPC The Hospitalist Co., Inc.	431,849	0.2
5,200	@	Kensey Nash Corp.	127,400	0.0
5,700		Landauer, Inc.	282,378	0.1
11,400	@	LCA-Vision, Inc.	24,396	0.0
42,940	@	LHC Group, Inc.	732,556	0.3
13,360	@	Magellan Health Services, Inc.	645,288	0.3
12,300		Medcath Corp.	170,724	0.1
36,400	@	Medicines Co.	541,632	0.2
7,700		Meridian Bioscience, Inc.	121,198	0.0
45,160	@	Merit Medical Systems, Inc.	593,402	0.2
6,532	@	Molina Healthcare, Inc.	100,854	0.0
7,549	@	MWI Veterinary Supply, Inc.	519,522	0.2
63,412	@	Natus Medical, Inc.	603,048	0.2
14,021	@	Neogen Corp.	486,809	0.2
23,500	@, L	NuVasive, Inc.	401,145	0.2
20,057	@	Omnicell, Inc.	276,385	0.1
11,500	@	Palomar Medical Technologies, Inc.	90,620	0.0
43,038	@	Par Pharmaceutical Cos., Inc.	1,145,672	0.5
61,407	@	Parexel International Corp.	1,162,435	0.5
17,800	@	PharMerica Corp.	254,006	0.1
10,702	@, L	PSS World Medical, Inc.	210,722	0.1
3,988		Quality Systems, Inc.	386,836	0.2
72,000	@	Questcor Pharmaceuticals, Inc.	1,962,720	0.8
23,070	@	Regeneron Pharmaceuticals, Inc.	1,342,674	0.5
88,870	@	Salix Pharmaceuticals Ltd.	2,630,552	1.1
17,756	@, L	Savient Pharmaceuticals, Inc.	72,800	0.0
8,300	@	SonoSite, Inc.	251,822	0.1
10,600	@	SurModics, Inc.	96,460	0.0
22,017	@	Symmetry Medical, Inc.	169,971	0.1
45,005	@	Viropharma, Inc.	813,240	0.3
8,103		West Pharmaceutical Services, Inc.	300,621	0.1
4,175	@	Zoll Medical Corp.	157,565	0.1
			31,255,707	12.7
		Industrials: 15.2%
10,800		AAON, Inc.	170,100	0.1
8,095		AAR Corp.	134,944	0.1
7,676		ABM Industries, Inc.	146,305	0.1
16,587		Actuant Corp.	327,593	0.1
3,095	@	Aerovironment, Inc.	87,124	0.0
31,800		Albany International Corp.	580,350	0.2
1,422	@	Allegiant Travel Co.	67,019	0.0
17,458		American Science & Engineering, Inc.	1,065,811	0.4
14,900		AO Smith Corp.	477,247	0.2
16,987		Apogee Enterprises, Inc.	145,918	0.1
41,524		Applied Industrial Technologies, Inc.	1,127,792	0.5
5,237		Arkansas Best Corp.	84,578	0.0
2,763	@	Astec Industries, Inc.	80,901	0.0
12,700		AZZ, Inc.	492,379	0.2
3,600		Badger Meter, Inc.	104,148	0.0
6,738		Barnes Group, Inc.	129,706	0.1
47,278		Belden CDT, Inc.	1,219,300	0.5
36,237		Brady Corp.	957,744	0.4
11,231		Briggs & Stratton Corp.	151,731	0.1
5,600		Cascade Corp.	186,984	0.1
7,900		CDI Corp.	84,372	0.0
52,076	@	Ceradyne, Inc.	1,400,324	0.6
5,300		CIRCOR International, Inc.	155,661	0.1
10,689		Clarcor, Inc.	442,311	0.2
22,900		Comfort Systems USA, Inc.	190,528	0.1
7,183	@	Consolidated Graphics, Inc.	262,395	0.1
33,963		Cubic Corp.	1,326,934	0.5
83,162		Curtiss-Wright Corp.	2,397,560	1.0
52,600	@	Dolan Media Co.	472,874	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
5,604	@	Dycom Industries, Inc.	$85,741	0.0
20,386	@	EMCOR Group, Inc.	414,447	0.2
11,500		Encore Wire Corp.	236,670	0.1
11,900	@	EnPro Industries, Inc.	353,192	0.1
6,100		ESCO Technologies, Inc.	155,550	0.1
8,500	@	Exponent, Inc.	351,305	0.1
37,600		Federal Signal Corp.	166,192	0.1
24,013		Forward Air Corp.	611,131	0.3
11,300		G&K Services, Inc.	288,602	0.1
35,480	@	Gencorp, Inc.	159,305	0.1
77,569	@	Geo Group, Inc.	1,439,681	0.6
18,400	@	Gibraltar Industries, Inc.	149,408	0.1
9,450	@	Griffon Corp.	77,301	0.0
15,394		Healthcare Services Group	248,459	0.1
11,717		Heartland Express, Inc.	158,882	0.1
6,000		Heidrick & Struggles International, Inc.	98,700	0.0
15,745	@	HUB Group, Inc.	445,111	0.2
37,292	@	II-VI, Inc.	652,610	0.3
92,200	@	Insituform Technologies, Inc.	1,067,676	0.4
3,638		Insperity, Inc.	80,945	0.0
23,340		Interface, Inc.	276,812	0.1
17,271		John Bean Technologies Corp.	246,284	0.1
15,835		Kaman Corp.	441,005	0.2
35,823		Kaydon Corp.	1,027,404	0.4
17,100		Kelly Services, Inc.	194,940	0.1
16,640		Knight Transportation, Inc.	221,478	0.1
2,400		Lawson Products	32,448	0.0
2,147		Lindsay Manufacturing Co.	115,509	0.0
10,400	@	Lydall, Inc.	92,560	0.0
10,300	@,L	Mobile Mini, Inc.	169,332	0.1
40,950	@	Moog, Inc.	1,335,789	0.5
6,555		Mueller Industries, Inc.	252,957	0.1
4,029	L	National Presto Industries, Inc.	350,160	0.1
78,400	@	Navigant Consulting, Inc.	726,768	0.3
18,359	@	Old Dominion Freight Line	531,860	0.2
22,300	@	On Assignment, Inc.	157,661	0.1
11,927	@	Orbital Sciences Corp.	152,666	0.1
54,200	@	Orion Marine Group, Inc.	312,734	0.1
5,400	@	Powell Industries, Inc.	167,238	0.1
9,488		Quanex Building Products Corp.	103,894	0.0
8,926		Robbins & Myers, Inc.	309,821	0.1
9,697	@	School Specialty, Inc.	69,140	0.0
7,740		Simpson Manufacturing Co., Inc.	192,958	0.1
31,175		Skywest, Inc.	358,824	0.1
7,700		Standard Register Co.	19,481	0.0
7,535		Standex International Corp.	234,565	0.1
113,763	@	SYKES Enterprises, Inc.	1,700,757	0.7
13,790	@	Teledyne Technologies, Inc.	673,779	0.3
11,600		Tennant Co.	410,292	0.2
100,494	@	Tetra Tech, Inc.	1,883,258	0.8
27,188		Toro Co.	1,339,553	0.5
13,900		Tredegar Corp.	206,137	0.1
12,599	@	TrueBlue, Inc.	142,747	0.1
3,509		Unifirst Corp.	158,923	0.1
12,030		United Stationers, Inc.	327,817	0.1
4,138		Universal Forest Products, Inc.	99,519	0.0
12,300		Viad Corp.	208,854	0.1
11,900		Vicor Corp.	104,125	0.0
5,100		Watts Water Technologies, Inc.	135,915	0.1
			37,197,505	15.2
		Information Technology: 17.8%
68,312	@	Advanced Energy Industries, Inc.	588,850	0.2
11,800	@	Agilysys, Inc.	84,134	0.0
6,224		Anixter International, Inc.	295,267	0.1
26,622	@	Arris Group, Inc.	274,207	0.1
9,400	@	ATMI, Inc.	148,708	0.1
17,612	@	Avid Technology, Inc.	136,317	0.1
7,100		Bel Fuse, Inc.	110,689	0.0
24,730	@	Benchmark Electronics, Inc.	321,737	0.1
10,912		Black Box Corp.	232,971	0.1
11,300		Blackbaud, Inc.	251,651	0.1
125,654	@	Blue Coat Systems, Inc.	1,744,078	0.7
20,600	@	Bottomline Technologies, Inc.	414,884	0.2
11,714	@	Brightpoint, Inc.	107,886	0.0
40,003		Brooks Automation, Inc.	326,025	0.1
3,794	@	Cabot Microelectronics Corp.	130,476	0.1
7,000	@	CACI International, Inc.	349,580	0.1
18,500	@	Cardtronics, Inc.	424,020	0.2
13,900	@	Ceva, Inc.	337,909	0.1
9,782	@	Checkpoint Systems, Inc.	132,840	0.1
43,100	@	Ciber, Inc.	130,593	0.1
12,400	@	Cirrus Logic, Inc.	182,776	0.1
46,957		Cognex Corp.	1,273,004	0.5
14,500		Cohu, Inc.	143,260	0.1
10,920	@	Commvault Systems, Inc.	404,695	0.2
15,600	@	comScore, Inc.	263,172	0.1
20,679		Comtech Telecommunications	580,873	0.2
80,170	@	CSG Systems International	1,013,349	0.4
20,799		CTS Corp.	169,096	0.1
5,400	@	Cymer, Inc.	200,772	0.1
21,372		Daktronics, Inc.	183,372	0.1
7,575	@	DealerTrack Holdings, Inc.	118,700	0.0
69,100	@	DG FastChannel, Inc.	1,171,245	0.5
15,300	@	Digi International, Inc.	168,300	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
9,100	@	Diodes, Inc.	$163,072	0.1
14,200	@	DSP Group, Inc.	83,780	0.0
3,769		DTS, Inc.	93,584	0.0
27,300	@,L	Ebix, Inc.	401,310	0.2
14,561	@	Electro Scientific Industries, Inc.	173,130	0.1
43,000	@,L	Entropic Communications, Inc.	177,590	0.1
19,000		EPIQ Systems, Inc.	238,070	0.1
26,900	@	Exar Corp.	153,599	0.1
9,900	@	Faro Technologies, Inc.	312,345	0.1
9,500	@	FEI Co.	284,620	0.1
8,900		Forrester Research, Inc.	289,339	0.1
76,100	@,L	GT Advanced Technologies, Inc.	534,222	0.2
299,726	@	Harmonic, Inc.	1,276,833	0.5
6,914		Heartland Payment Systems, Inc.	136,344	0.1
5,200	@	Hittite Microwave Corp.	253,240	0.1
17,700		iGate Corp.	204,258	0.1
22,400	@	Infospace, Inc.	187,264	0.1
19,061	@	Insight Enterprises, Inc.	288,584	0.1
8,500	@	Interactive Intelligence Group	230,775	0.1
99,158	@	Intermec, Inc.	646,510	0.3
13,800	@	Intevac, Inc.	96,462	0.0
9,996		j2 Global Communications, Inc.	268,892	0.1
47,594	@	JDA Software Group, Inc.	1,115,603	0.5
39,000	@	Kopin Corp.	133,770	0.1
49,300	@	Kulicke & Soffa Industries, Inc.	367,778	0.1
10,800	@	Liquidity Services, Inc.	346,356	0.1
6,300		Littelfuse, Inc.	253,323	0.1
28,000	@	LivePerson, Inc.	278,600	0.1
20,100	@,L	LogMeIn, Inc.	667,521	0.3
11,100	@	LoJack Corp.	35,187	0.0
5,302	@	Manhattan Associates, Inc.	175,390	0.1
7,810		MAXIMUS, Inc.	272,569	0.1
18,200	@	Mercury Computer Systems, Inc.	209,300	0.1
22,327		Methode Electronics, Inc.	165,890	0.1
10,809	L	Micrel, Inc.	102,361	0.0
75,448	@	Microsemi Corp.	1,205,659	0.5
1,600	@	MicroStrategy, Inc.	182,512	0.1
11,079		MKS Instruments, Inc.	240,525	0.1
66,900	@	Monolithic Power Systems, Inc.	681,042	0.3
17,500	@	Monotype Imaging Holdings, Inc.	212,275	0.1
9,400		MTS Systems Corp.	288,016	0.1
10,700	@	Nanometrics, Inc.	155,150	0.1
4,800	@	NCI, Inc.	57,264	0.0
8,490	@	Netgear, Inc.	219,806	0.1
102,580	@	Netscout Systems, Inc.	1,171,464	0.5
18,400	@	Network Equipment Technologies, Inc.	35,696	0.0
22,522	@	Newport Corp.	243,463	0.1
12,500	@	Oplink Communications, Inc.	189,250	0.1
3,700	@	OSI Systems, Inc.	124,024	0.0
12,525		Park Electrochemical Corp.	267,659	0.1
11,300	@	PC-Tel, Inc.	69,495	0.0
18,378	@	Perficient, Inc.	134,527	0.1
15,100	@	Pericom Semiconductor Corp.	111,891	0.0
5,544	@	Plexus Corp.	125,405	0.0
5,500		Power Integrations, Inc.	168,355	0.1
117,750	@	Progress Software Corp.	2,066,513	0.8
25,100		Pulse Electronics Corp.	71,786	0.0
16,103	@	Radisys Corp.	98,550	0.0
3,900	@	RightNow Technologies, Inc.	128,895	0.1
3,600	@	Rofin-Sinar Technologies, Inc.	69,120	0.0
2,900	@	Rogers Corp.	113,477	0.0
9,900	@,L	Rubicon Technology, Inc.	108,207	0.0
19,110	@	Rudolph Technologies, Inc.	127,846	0.1
5,000	@	Scansource, Inc.	147,800	0.1
71,956	@	Sigma Designs, Inc.	564,135	0.2
5,000	@,L	Sourcefire, Inc.	133,800	0.1
7,192		Stamps.com, Inc.	147,005	0.1
25,900	@	Standard Microsystems Corp.	502,460	0.2
12,800	@,L	Stratasys, Inc.	237,312	0.1
15,800	@	Super Micro Computer, Inc.	197,974	0.1
7,800	@	Supertex, Inc.	134,940	0.1
26,000	@	Symmetricom, Inc.	112,840	0.0
9,926	@,L	Synaptics, Inc.	237,231	0.1
15,300	@	Synchronoss Technologies, Inc.	381,123	0.2
4,752	@	SYNNEX Corp.	124,502	0.0
13,289	@	Take-Two Interactive Software, Inc.	169,036	0.1
9,132	@	Taleo Corp.	234,875	0.1
214,710	@	Tekelec	1,296,848	0.5
58,015	@	TeleTech Holdings, Inc.	884,149	0.4
95,273	@	Tessera Technologies, Inc.	1,137,560	0.5
198,017	@	THQ, Inc.	342,569	0.1
57,399	@	Triquint Semiconductor, Inc.	288,143	0.1
54,312	@	TTM Technologies, Inc.	516,507	0.2
6,508	@,L	Tyler Technologies, Inc.	164,522	0.1
4,079	@	Ultratech, Inc.	69,955	0.0
37,075		United Online, Inc.	193,902	0.1
13,818	@,L	Veeco Instruments, Inc.	337,159	0.1
47,291	@	Viasat, Inc.	1,575,263	0.6
9,100	@	Virtusa Corp.	120,120	0.0
3,200	@	Volterra Semiconductor Corp.	61,536	0.0
6,800	@	Websense, Inc.	117,640	0.0
36,079	@	Wright Express Corp.	1,372,445	0.6

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
19,100	@	XO Group, Inc.	$156,047	0.1
			43,660,177	17.8
		Materials: 5.0%
5,069		A Schulman, Inc.	86,122	0.0
10,200	@	AM Castle & Co.	111,588	0.0
6,885		Amcol International Corp.	165,171	0.1
13,000		American Vanguard Corp.	145,080	0.1
15,400		Arch Chemicals, Inc.	722,568	0.3
17,486		Balchem Corp.	652,403	0.3
24,100		Buckeye Technologies, Inc.	581,051	0.2
33,235	@	Calgon Carbon Corp.	484,234	0.2
40,707	@	Century Aluminum Co.	363,921	0.1
5,816	@	Clearwater Paper Corp.	197,628	0.1
6,500		Deltic Timber Corp.	387,920	0.2
10,600		Eagle Materials, Inc.	176,490	0.1
5,200		Hawkins, Inc.	165,568	0.1
7,400		Haynes International, Inc.	321,530	0.1
12,762		HB Fuller Co.	232,524	0.1
105,900	@	Headwaters, Inc.	152,496	0.1
3,200		Kaiser Aluminum Corp.	141,696	0.1
23,200	@	KapStone Paper and Packaging Corp.	322,248	0.1
22,400		Koppers Holdings, Inc.	573,664	0.2
19,300	@	Kraton Performance Polymers, Inc.	312,274	0.1
10,300	@	LSB Industries, Inc.	295,301	0.1
42,996	@	Materion Corp.	975,149	0.4
21,400		Myers Industries, Inc.	217,210	0.1
9,000		Neenah Paper, Inc.	127,620	0.0
5,500		Olympic Steel, Inc.	93,170	0.0
71,887	@	OM Group, Inc.	1,866,905	0.8
17,158		PolyOne Corp.	183,762	0.1
7,672		Quaker Chemical Corp.	198,858	0.1
4,400	@	RTI International Metals, Inc.	102,608	0.0
21,897		Schweitzer-Mauduit International, Inc.	1,223,385	0.5
1,474		Stepan Co.	99,023	0.0
7,700	@,L	STR Holdings, Inc.	62,447	0.0
7,400	L	Texas Industries, Inc.	234,876	0.1
29,700		Wausau Paper Corp.	189,783	0.1
13,278		Zep, Inc.	199,436	0.1
			12,365,709	5.0
		Telecommunication Services: 0.7%
16,600		Atlantic Tele-Network, Inc.	545,808	0.2
10,390	@	Cbeyond, Inc.	73,354	0.0
24,100	@	Cincinnati Bell, Inc.	74,469	0.0
23,000	@	General Communication, Inc.	188,600	0.1
13,900	@	Neutral Tandem, Inc.	134,552	0.1
26,458		NTELOS Holdings Corp.	469,100	0.2
13,400		USA Mobility, Inc.	176,880	0.1
			1,662,763	0.7
		Utilities: 4.5%
5,500		Allete, Inc.	201,465	0.1
14,300		American States Water Co.	485,199	0.2
36,037		Avista Corp.	859,482	0.3
8,100		Central Vermont Public Service Corp.	285,201	0.1
9,426		CH Energy Group, Inc.	491,754	0.2
8,747		El Paso Electric Co.	280,691	0.1
29,802		Laclede Group, Inc.	1,154,828	0.5
7,740		New Jersey Resources Corp.	329,492	0.1
38,000		Northwest Natural Gas Co.	1,675,800	0.7
31,500		NorthWestern Corp.	1,006,110	0.4
16,349		Piedmont Natural Gas Co.	472,323	0.2
5,700		South Jersey Industries, Inc.	283,575	0.1
72,116		Southwest Gas Corp.	2,608,436	1.1
24,000		UIL Holdings Corp.	790,320	0.3
5,886		Unisource Energy Corp.	212,426	0.1
			11,137,102	4.5
		Total Common Stock
		(Cost $286,232,855)	241,912,932	98.5
RIGHTS: —%
		Materials: —%
15,300	X	Gerber Scientific	—	—
		Total Rights
		(Cost $—)	—	—
		Total Long-Term Investments
		(Cost $286,232,855)	241,912,932	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
		Securities Lending Collateral(cc)(1): 4.1%
$1,429,266	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$1,143,413	0.5
8,829,821		BNY Mellon Overnight Government Fund	8,829,821	3.6
			$9,973,234	4.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
2,987,500		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,987,500)	$2,987,500	1.2
		Total Short-Term Investments
		(Cost $13,246,587)	12,960,734	5.3

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Total Investments in Securities (Cost $299,479,442)*	$254,873,666	103.8
	Liabilities in Excess of Other Assets	(9,444,911)	(3.8)
	Net Assets	$245,428,755	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $302,300,082.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$5,529,483
	Gross Unrealized Depreciation	(52,955,899)
	Net Unrealized depreciation	$(47,426,416)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$241,912,932	$—	$—	$241,912,932
Rights	—	—	—	—
Short-Term Investments	11,817,321	—	1,143,413	12,960,734
Total Investments, at value	$253,730,253	$—	$1,143,413	$254,873,666
Liabilities Table
Other Financial Instruments+
Futures	$(156,254)	$—	$—	$(156,254)
Total Liabilities	$(156,254)	$—	$—	$(156,254)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413
Total Investments, at value	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus SmallCap Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	54	12/16/11	$3,464,100	$(156,254)
			$3,464,100	$(156,254)

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.1%
	Consumer Discretionary: 9.5%
2,400	ABC-Mart, Inc.	$92,257	0.0
4,541	Accor S.A.	120,918	0.0
6,805	Adidas AG	414,124	0.1
6,700	Aisin Seiki Co., Ltd.	223,079	0.1
11,297	Bayerische Motoren Werke AG	746,292	0.2
3,200	Benesse Corp.	141,760	0.1
20,124	Bridgestone Corp.	456,607	0.2
32,144	British Sky Broadcasting PLC	331,057	0.1
15,302	Burberry Group PLC	277,874	0.1
4,863	Carnival PLC	151,583	0.1
14,500	Casio Computer Co., Ltd.	91,807	0.0
2,056	Christian Dior S.A.	230,193	0.1
18,242	Compagnie Financiere Richemont S.A.	812,596	0.3
5,175	Cie Generale des Etablissements Michelin	309,505	0.1
64,325	Compass Group PLC	518,951	0.2
1,639	Continental AG	94,603	0.0
19,024	Crown Ltd.	144,924	0.1
30,205	DaimlerChrysler AG	1,343,347	0.4
3,600	Dena Co., Ltd.	150,809	0.1
16,000	Denso Corp.	514,354	0.2
5,900	Dentsu, Inc.	186,927	0.1
15,656	Echo Entertainment Group Ltd.	55,299	0.0
7,174	Electrolux AB	105,500	0.0
34,679	Esprit Holdings Ltd.	41,999	0.0
3,754	Eutelsat Communications	150,806	0.1
88,568	John Fairfax Holdings Ltd.	69,605	0.0
2,100	Fast Retailing Co., Ltd.	376,104	0.1
25,230	Fiat S.p.A	136,218	0.0
22,000	Fuji Heavy Industries Ltd.	129,173	0.0
196,600	Genting International PLC	228,280	0.1
50,150	GKN PLC	136,170	0.0
34,485	Hennes & Mauritz AB	1,032,545	0.3
54,100	Honda Motor Co., Ltd.	1,584,852	0.5
12,317	Husqvarna AB - B Shares	49,766	0.0
7,706	Inditex S.A.	657,823	0.2
8,782	Intercontinental Hotels Group PLC	142,407	0.1
11,600	Isetan Mitsukoshi Holdings Ltd.	117,405	0.0
39,000	Isuzu Motors Ltd.	167,550	0.1
113,256	ITV PLC	103,588	0.0
19,000	J Front Retailing Co., Ltd.	90,181	0.0
4,000	Jardine Cycle & Carriage Ltd.	127,104	0.0
86	Jupiter Telecommunications Co.	93,053	0.0
1,940	Kabel Deutschland Holding AG	104,012	0.0
86,755	Kingfisher PLC	333,133	0.1
3,538	Lagardere SCA	86,905	0.0
140,722	Li & Fung Ltd.	234,806	0.1
4,753	Luxottica Group S.p.A.	120,799	0.0
8,697	LVMH Moet Hennessy Louis Vuitton S.A.	1,148,004	0.4
49,666	Marks & Spencer Group PLC	241,852	0.1
58,000	Mazda Motor Corp.	117,319	0.0
3,248	McDonald’s Holdings Co. Japan Ltd.	86,629	0.0
21,245	Mediaset S.p.A.	66,913	0.0
120,255	Mitsubishi Motors Corp.	159,386	0.1
1,735	Modern Times Group AB	69,524	0.0
6,442	Next PLC	252,558	0.1
12,800	Nikon Corp.	301,939	0.1
82,500	Nissan Motor Co., Ltd.	729,963	0.2
1,600	Nitori Co., Ltd.	161,055	0.1
4,900	NOK Corp.	88,648	0.0
3,626	Nokian Renkaat OYJ	108,555	0.0
10,054	OPAP S.A.	101,405	0.0
1,400	Oriental Land Co., Ltd.	149,369	0.1
68,800	Panasonic Corp.	664,968	0.2
27,627	Pearson PLC	487,318	0.2
4,399	Peugeot S.A.	93,583	0.0
14,059	Pirelli & C S.p.A.	100,000	0.0
2,261	PPR	292,259	0.1
3,992	Publicis Groupe	166,612	0.1
256	Rakuten, Inc.	298,252	0.1
22,344	Reed Elsevier NV	245,706	0.1
42,798	Reed Elsevier PLC	327,663	0.1
5,988	Renault S.A.	198,343	0.1
2,400	Rinnai Corp.	200,364	0.1
87,600	Sands China Ltd.	204,956	0.1
2,300	Sankyo Co., Ltd.	124,453	0.0
7,800	Sega Sammy Holdings, Inc.	181,980	0.1
16,000	Sekisui Chemical Co., Ltd.	134,518	0.0
20,000	Sekisui House Ltd.	187,407	0.1
9,688	SES S.A.	235,760	0.1
53,331	Shangri-La Asia Ltd.	101,965	0.0
31,000	Sharp Corp.	260,438	0.1
1,200	Shimamura Co., Ltd.	125,795	0.0
1,900	Shimano, Inc.	100,569	0.0
59,000	Singapore Press Holdings Ltd.	168,694	0.1
65,292	SJM Holdings Ltd.	115,344	0.0
6,854	Societe Television Francaise (T.F.1)	85,209	0.0
2,523	Sodexho Alliance S.A.	166,132	0.1
33,500	Sony Corp.	641,257	0.2
12,500	Sumitomo Rubber Industries, Inc.	159,830	0.1
12,900	Suzuki Motor Corp.	284,354	0.1
1,101	Swatch Group AG - BR	362,256	0.1
2,509	Swatch Group AG - Reg	149,540	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Consumer Discretionary (continued)
15,656	TABCORP Holdings Ltd.	$38,580	0.0
41,260	Tattersall’s Ltd.	88,276	0.0
8,100	Toho Co., Ltd.	141,482	0.1
4,200	Toyoda Gosei Co., Ltd.	79,969	0.0
4,100	Toyota Boshoku Corp.	58,592	0.0
5,500	Toyota Industries Corp.	160,404	0.1
93,689	Toyota Motor Corp.	3,211,583	1.0
985	Volkswagen AG	121,360	0.0
5,685	Whitbread PLC	139,400	0.0
10,101	Wolters Kluwer NV	163,925	0.1
36,497	WPP PLC	338,055	0.1
63,600	Wynn Macau Ltd.	150,402	0.1
2,520	Yamada Denki Co., Ltd.	175,264	0.1
8,900	Yamaha Motor Co., Ltd.	117,499	0.0
33,643	Yue Yuen Industrial Holdings	87,010	0.0
		29,549,095	9.5
	Consumer Staples: 11.3%
22,200	Aeon Co., Ltd.	300,292	0.1
21,000	Ajinomoto Co., Inc.	248,070	0.1
26,301	Anheuser-Busch InBev NV	1,396,031	0.4
2,382	Aryzta AG	103,432	0.0
11,500	Asahi Group Holdings, Ltd	243,678	0.1
9,852	Associated British Foods PLC	169,606	0.1
3,005	Beiersdorf AG	160,796	0.1
64,584	British American Tobacco PLC	2,727,088	0.9
3,361	Carlsberg A/S	199,170	0.1
18,885	Carrefour S.A.	430,048	0.1
1,915	Casino Guichard Perrachon S.A.	149,476	0.0
6,485	Coca-Cola Hellenic Bottling Co. S.A.	114,295	0.0
21,943	Coca-Cola Amatil Ltd.	251,375	0.1
3,015	Colruyt S.A.	125,252	0.0
19,996	Groupe Danone	1,229,217	0.4
3,036	Delhaize Group	177,481	0.1
84,760	Diageo PLC	1,616,093	0.5
17,322	Distribuidora Internacional de Alimentacion SA	68,972	0.0
3,800	FamilyMart Co., Ltd.	145,132	0.0
53,707	Foster’s Group Ltd.	274,413	0.1
3,384	Heineken Holding NV	130,596	0.0
7,204	Heineken NV	323,712	0.1
5,302	Henkel KGaA	232,373	0.1
5,894	Henkel KGaA - Vorzug	313,396	0.1
33,917	Imperial Tobacco Group PLC	1,144,621	0.4
35,033	J Sainsbury PLC	149,173	0.0
166	Japan Tobacco, Inc.	776,475	0.3
9,553	Jeronimo Martins	149,183	0.0
18,317	Kao Corp.	510,208	0.2
3,523	Kerry Group PLC	123,662	0.1
1,889	Kesko OYJ	58,119	0.0
27,000	Kirin Brewery Co., Ltd.	353,162	0.1
39,805	Koninklijke Ahold NV	468,113	0.2
3,600	Lawson, Inc.	203,779	0.1
20	Lindt & Spruengli AG	58,179	0.0
6	Lindt & Spruengli AG - REG	207,257	0.1
8,224	L’Oreal S.A.	802,271	0.3
2,600	MEIJI Holdings Co., Ltd.	123,378	0.0
4,684	Metro AG	198,829	0.1
117,584	Nestle S.A.	6,473,317	2.1
7,000	Nippon Meat Packers, Inc.	90,967	0.0
7,000	Nisshin Seifun Group, Inc.	91,375	0.0
52,272	Olam International Ltd.	89,075	0.0
6,628	Pernod-Ricard S.A.	518,922	0.2
20,644	Reckitt Benckiser PLC	1,045,995	0.3
31,292	SABMiller PLC	1,021,031	0.3
26,200	Seven & I Holdings Co., Ltd.	734,389	0.2
11,800	Shiseido Co., Ltd.	228,844	0.1
6,557	Swedish Match AB	216,389	0.1
272,314	Tesco PLC	1,595,106	0.5
4,000	Toyo Suisan Kaisha Ltd.	109,700	0.0
3,700	Uni-Charm Corp.	177,465	0.1
58,569	Unilever NV	1,853,902	0.6
47,158	Unilever PLC	1,477,189	0.5
35,111	Wesfarmers Ltd.	1,060,862	0.3
8,868	Wesfarmers Ltd. - Price Protected Shares	272,842	0.1
63,000	Wilmar International Ltd.	250,694	0.1
60,176	WM Morrison Supermarkets PLC	271,318	0.1
41,865	Woolworths Ltd.	1,000,428	0.3
2,900	Yakult Honsha Co., Ltd.	90,483	0.0
		35,126,696	11.3
	Energy: 7.8%
10,247	Acergy S.A.	194,651	0.1
4,626	Aker Kvaerner ASA	44,314	0.0
9,984	Amec PLC	125,977	0.0
110,387	BG Group PLC	2,112,662	0.7
638,540	BP PLC	3,828,494	1.2
42,229	Cairn Energy PLC	183,149	0.1
4,381	Cie Generale de Geophysique-Veritas	77,165	0.0
81,679	ENI S.p.A.	1,436,952	0.5
11,617	Essar Energy PLC	45,007	0.0
1,963	Fugro NV	98,997	0.0
6,620	Galp Energia SGPS S.A.	120,894	0.0
82	Inpex Holdings, Inc.	503,570	0.2
78,100	JX Holdings, Inc.	438,351	0.1
5,924	Neste Oil OYJ	51,412	0.0
5,441	OMV AG	161,959	0.0
29,407	Origin Energy Ltd.	376,293	0.1
24,189	Paladin Resources Ltd.	27,758	0.0
5,802	Petrofac Ltd.	107,322	0.0
25,753	Repsol YPF S.A.	679,846	0.2
90,571	Royal Dutch Shell PLC - Class B	2,818,102	0.9

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
118,564		Royal Dutch Shell PLC - Class A	$3,663,285	1.2
7,558		Saipem S.p.A.	265,265	0.1
26,819		Santos Ltd.	290,246	0.1
5,340		SBM Offshore NV	92,552	0.0
9,461		SeaDrill Ltd.	261,278	0.1
38,178		Statoil ASA	819,219	0.3
3,364		Technip S.A.	269,513	0.1
14,958		Tenaris S.A.	188,418	0.1
14,000		TonenGeneral Sekiyu KK	160,866	0.0
69,896		Total S.A.	3,083,763	1.0
9,916		Transocean Ltd.	478,094	0.2
26,076		Tullow Oil PLC	527,366	0.2
20,138		Woodside Petroleum Ltd.	623,949	0.2
8,532		WorleyParsons Ltd.	212,887	0.1
			24,369,576	7.8
		Financials: 21.0%
36,245		3i Group PLC	105,372	0.0
6,075		Admiral Group PLC	119,172	0.0
53,762		Aegon NV	217,917	0.1
74,865		Ageas	128,927	0.0
272,600		AIA Group Ltd.	771,987	0.3
15,127		Allianz AG	1,417,838	0.5
17,214		Alpha Bank AE	30,028	0.0
88,365		AMP Ltd.	331,904	0.1
31,000		Aozora Bank Ltd.	71,375	0.0
62,000		Ascendas Real Estate Investment Trust	95,606	0.0
41,494		Assicurazioni Generali S.p.A.	657,106	0.2
5,503		ASX Ltd.	159,839	0.1
87,212		Australia & New Zealand Banking Group Ltd.	1,618,756	0.5
90,860		Aviva PLC	427,305	0.1
56,545		AXA S.A.	735,641	0.2
1,602		Baloise Holding AG	117,319	0.0
35,319		Banco De Sabadell S.A.	126,107	0.0
32,701		Banco Espirito Santo S.A.	86,611	0.0
57,255		Banco Popolare Scarl	94,666	0.0
27,228		Banco Popular Espanol S.A.	125,616	0.0
283,350		Banco Santander Central Hispano S.A.	2,316,633	0.7
34,965		Bank Hapoalim BM	120,722	0.0
32,991		Bank Leumi Le-Israel BM	101,073	0.0
12,991		Bank of Cyprus Public Co., Ltd.	19,978	0.0
15,407		Bank of Cyprus Public Co., Ltd.	23,789	0.0
49,205		Bank of East Asia Ltd.	151,121	0.1
18,000		Bank of Kyoto Ltd.	160,262	0.1
41,000		Bank of Yokohama Ltd.	205,603	0.1
376,396		Barclays PLC	923,061	0.3
143,539		Banco Bilbao Vizcaya Argentaria S.A.	1,188,450	0.4
9,816		Bendigo Bank Ltd.	79,509	0.0
31,156		BNP Paribas	1,228,248	0.4
97,410		BOC Hong Kong Holdings Ltd.	205,956	0.1
25,489		British Land Co. PLC	187,749	0.1
17,905		Capital Shopping Centres Group PLC	90,791	0.0
79,000		CapitaLand Ltd.	147,399	0.1
74,000		CapitaMall Trust	102,621	0.0
81,000		CapitaMalls Asia Ltd.	74,646	0.0
54,187		CFS Retail Property Trust	90,930	0.0
49,383		Cheung Kong Holdings Ltd.	535,343	0.2
25,000		Chiba Bank Ltd.	173,399	0.1
10,000		Chugoku Bank Ltd.	147,266	0.1
119,560		Chuo Mitsui Trust Holdings, Inc.	395,731	0.1
19,000		City Developments Ltd.	137,757	0.0
6,456		CNP Assurances	95,058	0.0
110,374		Commerzbank AG	276,616	0.1
51,201		Commonwealth Bank of Australia	2,226,709	0.7
1,478		Corio NV	68,101	0.0
29,357		Credit Agricole S.A.	201,897	0.1
7,600		Credit Saison Co., Ltd.	146,534	0.1
37,551		Credit Suisse Group	982,380	0.3
26,155		Criteria Caixacorp S.A.	114,590	0.0
230		Dai-ichi Life Insurance Co., Ltd.	237,741	0.1
3,173		Daito Trust Construction Co., Ltd.	290,898	0.1
14,000		Daiwa House Industry Co., Ltd.	179,261	0.1
59,000		Daiwa Securities Group, Inc.	220,321	0.1
19,048		Danske Bank A/S	266,409	0.1
60,000		DBS Group Holdings Ltd.	538,023	0.2
5,900		Delta Lloyd NV	93,107	0.0
31,206		Deutsche Bank AG	1,081,326	0.4
5,408		Deutsche Boerse AG	273,512	0.1
21,983		Dexia S.A.	41,813	0.0
123,844		Dexus Property Group	97,616	0.0
29,315		DnB NOR ASA	292,158	0.1
7,164		Erste Bank der Oesterreichischen Sparkassen AG	182,710	0.1
1,341		Fonciere Des Regions	93,544	0.0
37,000		Fukuoka Financial Group, Inc.	154,815	0.1
1,150		Gecina S.A.	100,520	0.0
55,700		Global Logistic Properties Ltd.	69,849	0.0
236,983		Goodman Group	129,841	0.0
874,585	X	GPT Group	—	—
58,223		GPT Group	175,120	0.1
3,332		Groupe Bruxelles Lambert S.A.	234,018	0.1
17,000		Gunma Bank Ltd.	94,755	0.0
24,000		Hachijuni Bank Ltd.	147,017	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
22,460		Hammerson PLC	$131,492	0.0
25,617		Hang Lung Group Ltd.	130,526	0.0
60,682		Hang Lung Properties Ltd.	180,549	0.1
19,973		Hang Seng Bank Ltd.	233,978	0.1
2,473		Hannover Rueckversicheru - Reg	111,808	0.0
36,656		Henderson Land Development Co., Ltd.	164,571	0.1
32,000		Hiroshima Bank Ltd.	158,381	0.1
34,254		Hong Kong Exchanges and Clearing Ltd.	496,883	0.2
17,500		Hopewell Holdings	50,212	0.0
585,696		HSBC Holdings PLC	4,486,038	1.4
1,027		ICADE	80,240	0.0
14,126		ICAP PLC	90,041	0.0
37,115		Immofinanz Immobilien Anlagen AG	104,928	0.0
118,178	**	ING Groep NV	833,608	0.3
76,066		Insurance Australia Group	220,197	0.1
331,462		Intesa Sanpaolo S.p.A.	519,811	0.2
17,695		Investec PLC	95,738	0.0
12,391		Investor AB	218,052	0.1
15,401		Iyo Bank Ltd.	157,128	0.1
17		Japan Real Estate Investment Corp.	166,202	0.1
65		Japan Retail Fund Investment Corp.	104,507	0.0
38,000		Joyo Bank Ltd.	176,786	0.1
6,698		Julius Baer Group Ltd.	223,835	0.1
5,208		KBC Groep NV	120,152	0.0
26,000		Keppel Land Ltd.	50,785	0.0
29,318		Kerry Properties Ltd.	93,579	0.0
6,794		Kinnevik Investment AB	125,712	0.0
3,307		Klepierre	92,699	0.0
24,990		Land Securities Group PLC	248,366	0.1
192,406		Legal & General Group PLC	287,364	0.1
12,935		Lend Lease Corp., Ltd.	86,871	0.0
80,827		Link Real Estate Investment Trust	255,365	0.1
1,357,171		Lloyds TSB Group PLC	728,606	0.2
9,315		Macquarie Group Ltd.	201,445	0.1
63,107		Man Group PLC	163,244	0.1
21,449		Mediobanca S.p.A.	168,389	0.1
130,442		Mirvac Group	143,409	0.0
43,000		Mitsubishi Estate Co., Ltd.	697,487	0.2
432,721		Mitsubishi UFJ Financial Group, Inc.	1,986,040	0.6
27,919		Mitsui Fudosan Co., Ltd.	441,042	0.1
739,172		Mizuho Financial Group, Inc.	1,082,433	0.4
18,169		Mitsui Sumitomo Insurance Group Holdings, Inc.	395,315	0.1
6,145		Muenchener Rueckversicherungs AG	763,187	0.2
70,557		National Australia Bank Ltd.	1,498,724	0.5
33,039		National Bank of Greece S.A.	119,531	0.0
36,925		Natixis	116,157	0.0
88,235		New World Development Ltd.	84,369	0.0
17		Nippon Building Fund, Inc.	175,989	0.1
12,327		NKSJ Holdings, Inc.	273,641	0.1
119,700		Nomura Holdings, Inc.	436,535	0.1
15		Nomura Real Estate Office Fund, Inc.	91,473	0.0
89,835		Nordea Bank AB	727,046	0.2
172,168		Old Mutual PLC	279,370	0.1
3,300		ORIX Corp.	259,009	0.1
75,608		Oversea-Chinese Banking Corp.	465,987	0.2
86,171		Prudential PLC	740,043	0.2
34,442		QBE Insurance Group Ltd.	422,955	0.1
1,748		Raiffeisen International Bank Holding AG	50,598	0.0
9,752		Ratos AB	111,953	0.0
43,142		Resolution Ltd.	165,315	0.1
34,500		Resona Holdings, Inc.	164,604	0.1
551,333		Royal Bank of Scotland Group PLC	197,239	0.1
112,623		Royal & Sun Alliance Insurance Group	193,820	0.1
12,956		Sampo OYJ	325,421	0.1
3,076		Schroders PLC	60,974	0.0
5,688		Scor S.A.	122,696	0.0
35,792		Segro PLC	122,097	0.0
22,000		Shizuoka Bank Ltd.	230,500	0.1
32,000		Singapore Exchange Ltd.	160,848	0.1
79,858		Sino Land Co.	105,461	0.0
38,963		Skandinaviska Enskilda Banken AB	209,450	0.1
20,995		Societe Generale	549,601	0.2
5,000		Sony Financial Holdings, Inc.	76,339	0.0
78,433		Standard Chartered PLC	1,564,820	0.5
71,871		Standard Life PLC	222,419	0.1
83,493		Stockland	232,401	0.1
45,700		Sumitomo Mitsui Financial Group, Inc.	1,287,624	0.4
13,000		Sumitomo Realty & Development Co., Ltd.	249,900	0.1
49,915		Sun Hung Kai Properties Ltd.	572,625	0.2
39,174		Suncorp-Metway Ltd.	298,256	0.1
17,139		Svenska Handelsbanken AB	436,122	0.1
23,745		Swedbank AB	262,172	0.1
21,079		Swire Pacific Ltd.	216,584	0.1
831		Swiss Life Holding	91,135	0.0
12,232		Swiss Re Ltd.	573,813	0.2
18,400		T&D Holdings, Inc.	173,355	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
24,450		Tokio Marine Holdings, Inc.	$619,636	0.2
28,000		Tokyu Land Corp.	100,638	0.0
1,732		TrygVesta A/S	91,068	0.0
120,528		UBS AG - Reg	1,378,668	0.4
3,008		Unibail	536,736	0.2
445,304		UniCredito Italiano S.p.A.	472,186	0.2
18,608		Unione di Banche Italiane SCPA	68,886	0.0
40,000		United Overseas Bank Ltd.	514,351	0.2
25,000		United Overseas Land Ltd.	78,792	0.0
71,751		Westfield Group	532,083	0.2
72,581		Westfield Retail Trust	168,916	0.1
101,375		Westpac Banking Corp.	1,963,149	0.6
42,264		Wharf Holdings Ltd.	208,517	0.1
31,882		Wheelock & Co., Ltd.	94,330	0.0
8,818		Wing Hang Bank Ltd.	71,172	0.0
5,193		Zurich Financial Services AG	1,081,725	0.4
			65,320,213	21.0
		Health Care: 9.4%
2,778		Actelion Ltd. - Reg	92,290	0.0
2,200		Alfresa Holdings Corp.	91,982	0.0
15,600		Astellas Pharma, Inc.	588,852	0.2
47,361		AstraZeneca PLC	2,101,864	0.7
27,275		Bayer AG	1,505,135	0.5
3,366		Celesio AG	44,295	0.0
9,000		Chugai Pharmaceutical Co., Ltd.	152,464	0.0
1,756		Cochlear Ltd.	77,843	0.0
20,271		CSL Ltd.	575,479	0.2
22,700		Daiichi Sankyo Co., Ltd.	473,215	0.2
9,600		Eisai Co., Ltd.	387,346	0.1
17,044		Elan Corp. PLC	180,663	0.1
6,922		Cie Generale D’Optique Essilor International S.A.	497,780	0.2
6,383		Fresenius Medical Care AG & Co. KGaA	433,016	0.1
3,544		Fresenius AG	315,014	0.1
8,933		Getinge AB	194,931	0.1
174,632		GlaxoSmithKline PLC	3,603,558	1.2
1,449		Lonza Group AG	87,308	0.0
1,583		Merck KGaA	129,661	0.0
8,300		Mitsubishi Tanabe Pharma Corp.	154,309	0.0
77,558		Novartis AG	4,332,521	1.4
13,894		Novo-Nordisk A/S	1,385,707	0.4
8,700		Olympus Corp.	268,515	0.1
4,000		Ono Pharmaceutical Co., Ltd.	238,658	0.1
7,700		Otsuka Holdings Co. Ltd.	210,951	0.1
6,662		Qiagen NV	92,528	0.0
23,689		Roche Holding AG - Genusschein	3,826,061	1.2
36,847		Sanofi-Aventis	2,423,672	0.8
12,800		Shionogi & Co., Ltd.	189,382	0.1
17,119		Shire PLC	533,851	0.2
27,880		Smith & Nephew PLC	250,792	0.1
12,138		Sonic Healthcare Ltd.	132,671	0.0
2,075		Sonova Holding AG - Reg	188,275	0.1
4,500		Suzuken Co., Ltd.	121,035	0.0
1,585	#	Synthes, Inc.	256,507	0.1
25,900		Takeda Pharmaceutical Co., Ltd.	1,228,392	0.4
6,600		Terumo Corp.	343,493	0.1
32,522		Teva Phaemaceutical Industries Ltd.	1,204,946	0.4
3,700		Tsumura & Co.	117,970	0.0
4,283		UCB S.A.	182,528	0.1
			29,215,460	9.4
		Industrials: 11.9%
76,061		ABB Ltd.	1,301,090	0.4
10,678		Abertis Infraestructuras S.A.	164,217	0.1
4,645		ACS Actividades de Construccion y Servicios S.A.	163,692	0.1
3,549		Adecco S.A.	139,882	0.1
1,357		Aeroports de Paris	102,072	0.0
8,862		Aggreko PLC	223,005	0.1
4,950		Air France-KLM	36,179	0.0
11,672		Alfa Laval AB	183,747	0.1
29,000		All Nippon Airways Co., Ltd.	90,761	0.0
6,739		Alstom	221,972	0.1
15		AP Moller - Maersk A/S - Class A	83,961	0.0
48		AP Moller - Maersk A/S - Class B	281,963	0.1
29,000		Asahi Glass Co., Ltd.	283,134	0.1
74,430		Asciano Group	102,548	0.0
7,858		Assa Abloy AB	161,674	0.1
10,815		Altantia S.p.A.	155,503	0.1
21,754		Atlas Copco AB - Class A	385,057	0.1
15,833		Atlas Copco AB - Class B	247,882	0.1
15,732		Babcock International Group	160,397	0.1
120,074		BAE Systems PLC	495,927	0.2
29,395		Balfour Beatty PLC	116,276	0.0
893		Bekaert SA	36,356	0.0
7,073		Bouygues S.A.	233,984	0.1
45,477		Brambles Ltd.	280,354	0.1
1,032		Brenntag AG	89,525	0.0
11,501		Bunzl PLC	137,051	0.0
1,680		Bureau Veritas S.A.	120,767	0.0
19,997		Capita Group PLC	219,022	0.1
43,053		Cathay Pacific Airways Ltd.	70,264	0.0
57		Central Japan Railway Co.	497,428	0.2
8,000		Chiyoda Corp.	77,994	0.0
13,916		Cie de Saint-Gobain	530,913	0.2

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Industrials (continued)
22,959	Cobham PLC	$62,148	0.0
73,000	ComfortDelgro Corp., Ltd.	72,487	0.0
19,000	Dai Nippon Printing Co., Ltd.	196,481	0.1
7,800	Daikin Industries Ltd.	223,410	0.1
252	Delek Group Ltd.	38,205	0.0
9,104	Deutsche Lufthansa AG	118,026	0.0
26,888	Deutsche Post AG	344,241	0.1
7,164	DSV A/S	128,897	0.0
11,702	East Japan Railway Co.	709,453	0.2
4,726	Edenred	112,586	0.0
1,728	Elbit Systems Ltd.	67,285	0.0
15,302	European Aeronautic Defence and Space Co. NV	430,121	0.1
28,732	Experian Group Ltd.	322,537	0.1
6,700	Fanuc Ltd.	922,898	0.3
18,547	Ferrovial SA	211,430	0.1
25,230	Fiat Industrial SpA	188,523	0.1
14,902	Finmeccanica S.p.A.	103,110	0.0
30,000	Fraser and Neave Ltd.	131,688	0.0
27,000	Furukawa Electric Co., Ltd.	73,534	0.0
42,552	Group 4 Securicor PLC	176,060	0.1
4,238	GEA Group AG	98,926	0.0
1,377	Geberit AG - Reg	254,249	0.1
13,122	Groupe Eurotunnel S.A.	111,211	0.0
8,342	Hexagon AB	108,473	0.0
6,000	Hitachi Construction Machinery Co., Ltd.	100,458	0.0
971	Hochtief AG	60,649	0.0
177,400	Hutchison Port Holdings Trust	119,745	0.1
75,615	Hutchison Whampoa Ltd.	559,585	0.2
46,000	Ishikawajima - Harima Heavy Industries Co., Ltd.	101,413	0.0
4,544	Intertek Group PLC	130,689	0.0
32,288	Invensys PLC	112,476	0.0
49,300	Itochu Corp.	471,102	0.2
16,000	Japan Steel Works Ltd.	95,439	0.0
8,000	JGC Corp.	195,634	0.1
9,200	JS Group Corp.	257,553	0.1
8,800	JTEKT Corp.	105,301	0.0
33,000	Kajima Corp.	108,308	0.0
18,000	Kamigumi Co., Ltd.	160,669	0.1
53,000	Kawasaki Heavy Industries Ltd.	135,155	0.0
32,000	Kawasaki Kisen Kaisha Ltd.	66,549	0.0
16,000	Keihin Electric Express Railway Co., Ltd.	147,716	0.1
18,000	Keio Corp.	128,775	0.0
16,000	Keisei Electric Railway Co., Ltd.	108,493	0.0
40,700	Keppel Corp., Ltd.	238,675	0.1
50,000	Kintetsu Corp.	188,516	0.1
32,200	Komatsu Ltd.	694,234	0.2
6,349	Kone OYJ	301,977	0.1
2,504	Koninklijke Boskalis Westminster NV	77,019	0.0
2,210	Koninklijke Vopak NV	105,626	0.0
38,000	Kubota Corp.	309,893	0.1
1,830	Kuehne & Nagel International AG	205,386	0.1
4,700	Kurita Water Industries Ltd.	131,755	0.0
3,939	Legrand S.A.	122,796	0.0
4,841	Leighton Holdings Ltd.	85,978	0.0
3,200	Makita Corp.	113,897	0.0
2,000	MAN AG	155,032	0.1
57,000	Marubeni Corp.	318,286	0.1
4,465	Metso OYJ	130,694	0.0
45,000	Mitsubishi Corp.	916,184	0.3
68,000	Mitsubishi Electric Corp.	602,335	0.2
100,000	Mitsubishi Heavy Industries Ltd.	421,760	0.1
58,107	Mitsui & Co., Ltd.	841,696	0.3
31,000	Mitsui Engineering & Shipbuilding Co., Ltd.	52,059	0.0
39,000	Mitsui OSK Lines Ltd.	150,263	0.1
61,658	MTR Corp.	184,559	0.1
7,000	Nabtesco Corp.	132,304	0.0
8,000	NGK Insulators Ltd.	120,379	0.0
3,400	Nidec Corp.	273,825	0.1
42,000	Nippon Express Co., Ltd.	179,150	0.1
43,000	Nippon Sheet Glass Co., Ltd.	96,205	0.0
56,000	Nippon Yusen KK	151,896	0.1
120,727	Noble Group Ltd.	120,445	0.0
14,000	NSK Ltd.	102,885	0.0
62,063	NWS Holdings Ltd.	82,119	0.0
17,000	Obayashi Corp.	83,971	0.0
20,000	Odakyu Electric Railway Co., Ltd.	190,104	0.1
21,965	Orkla ASA	166,960	0.1
7,959	Prysmian S.p.A.	104,560	0.0
40,295	Qantas Airways Ltd.	54,016	0.0
42,776	QR National Ltd.	129,353	0.0
3,356	Randstad Holdings NV	106,991	0.0
64,690	Rolls-Royce Holdings PLC	594,681	0.2
31,579	Koninklijke Philips Electronics NV	566,588	0.2
5,086	Safran S.A.	155,585	0.1
35,182	Sandvik AB	405,411	0.1
10,829	Scania AB - B Shares	154,718	0.1
1,627	Schindler Holding AG	172,468	0.1
16,762	Schneider Electric S.A.	897,025	0.3
6,500	Secom Co., Ltd.	313,512	0.1
11,088	Securitas AB	80,652	0.0
52,000	SembCorp Industries Ltd.	134,214	0.0
38,000	SembCorp Marine Ltd.	93,045	0.0
17,846	Serco Group PLC	141,178	0.1
176	SGS S.A.	267,380	0.1
27,450	Siemens AG	2,469,681	0.8
16,000	Singapore Airlines Ltd.	138,527	0.1
14,262	Skanska AB	197,436	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Industrials (continued)
11,441	SKF AB - B Shares	$215,572	0.1
1,600	SMC Corp.	233,860	0.1
12,325	Smiths Group PLC	190,206	0.1
52,804	Snam Rete Gas S.p.A.	243,775	0.1
1,228	Societe BIC S.A.	104,555	0.0
81,000	Singapore Technologies Engineering Ltd.	172,425	0.1
740	Sulzer AG	76,046	0.0
38,400	Sumitomo Corp.	475,145	0.2
24,100	Sumitomo Electric Industries Ltd.	283,040	0.1
18,000	Sumitomo Heavy Industries	92,049	0.0
3,444	Thales S.A.	107,650	0.0
5,400	THK Co., Ltd.	89,860	0.0
11,274	TNT Express NV	78,829	0.0
11,274	TNT NV	49,315	0.0
23,000	Tobu Railway Co., Ltd.	108,338	0.0
40,000	Tokyu Corp.	201,007	0.1
28,225	Toll Holdings Ltd.	118,361	0.0
19,000	Toppan Printing Co., Ltd.	138,383	0.0
8,800	Toyota Tsusho Corp.	150,555	0.1
47,291	Transurban Group	245,873	0.1
3,577	Vallourec	204,843	0.1
7,112	Vestas Wind Systems A/S	115,259	0.0
15,233	Vinci S.A.	653,371	0.2
47,763	Volvo AB - B Shares	469,214	0.2
6,406	Wartsila OYJ	152,003	0.1
5,864	Weir Group PLC	140,104	0.1
1,012	Wendel Investissement	63,421	0.0
6,600	West Japan Railway Co.	282,916	0.1
7,243	Wolseley PLC	179,713	0.1
17,400	Yamato Holdings Co., Ltd.	317,224	0.1
		36,945,081	11.9
	Information Technology: 4.6%
5,500	Advantest Corp.	59,286	0.0
84,087	Alcatel-Lucent	243,810	0.1
5,537	Amadeus IT Holding S.A.	88,463	0.0
47,469	ARM Holdings PLC	405,939	0.1
14,608	ASML Holding NV	505,121	0.2
7,565	Autonomy Corp. PLC	299,309	0.1
10,800	Brother Industries Ltd.	126,886	0.0
37,700	Canon, Inc.	1,711,808	0.6
4,891	Capgemini S.A.	162,618	0.1
14,378	Computershare Ltd.	102,378	0.0
2,179	Dassault Systemes S.A.	153,870	0.1
8,900	Elpida Memory, Inc.	55,666	0.0
100,364	Telefonaktiebolaget LM Ericsson	963,696	0.3
105,473	Foxconn International Holdings Ltd.	54,486	0.0
15,800	Fuji Photo Film Co., Ltd.	367,200	0.1
54,000	Fujitsu Ltd.	254,656	0.1
5,400	Gree, Inc.	164,686	0.1
900	Hirose Electric Co., Ltd.	83,667	0.0
3,700	Hitachi High-Technologies Corp.	74,248	0.0
154,000	Hitachi Ltd.	764,466	0.3
13,000	Hoya Corp.	301,399	0.1
5,000	Ibiden Co., Ltd.	105,660	0.0
35,494	Infineon Technologies AG	261,895	0.1
1,370	Keyence Corp.	374,906	0.1
11,000	Konica Minolta Holdings, Inc.	75,424	0.0
5,600	Kyocera Corp.	468,248	0.2
7,100	Murata Manufacturing Co., Ltd.	385,489	0.1
85,000	NEC Corp.	172,681	0.1
1,454	Neopost S.A.	106,615	0.0
2,037	NICE Systems Ltd.	61,303	0.0
3,300	Nintendo Co., Ltd.	484,894	0.2
12,000	Nippon Electric Glass Co., Ltd.	109,044	0.0
124,329	Nokia OYJ	703,050	0.2
53	NTT Data Corp.	163,582	0.1
6,500	Omron Corp.	127,650	0.0
2,000	Oracle Corp. Japan	70,412	0.0
26,790	Renewable Energy Corp. A/S	23,433	0.0
23,000	Ricoh Co., Ltd.	192,770	0.1
2,600	Rohm Co., Ltd.	135,629	0.0
46,029	Sage Group PLC	182,552	0.1
28,850	SAP AG	1,467,950	0.5
5,400	Seiko Epson Corp.	68,714	0.0
21,020	STMicroelectronics NV	137,368	0.1
6,400	Sumco Corp.	59,767	0.0
3,900	TDK Corp.	136,046	0.0
6,000	Tokyo Electron Ltd.	272,159	0.1
140,000	Toshiba Corp.	571,123	0.2
3,600	Trend Micro, Inc.	112,591	0.0
564	Yahoo! Japan Corp.	175,169	0.1
16,000	Yaskawa Electric Corp.	120,625	0.0
13,800	Yokogawa Electric Corp.	130,537	0.0
		14,400,944	4.6
	Materials: 9.7%
9,397	Air Liquide	1,097,340	0.4
7,105	Akzo Nobel NV	313,525	0.1
70,786	Alumina Ltd.	98,707	0.0
44,631	Amcor Ltd.	295,472	0.1
43,123	Anglo American PLC	1,483,912	0.5
12,812	Antofagasta PLC	182,938	0.1
27,457	ArcelorMittal	438,674	0.1
1,500	Arkema	86,863	0.0
38,000	Asahi Kasei Corp.	227,739	0.1
30,297	BASF AG	1,847,065	0.6
107,992	BHP Billiton Ltd.	3,575,658	1.2
71,568	BHP Billiton PLC	1,911,870	0.6
58,996	BlueScope Steel Ltd.	40,680	0.0
9,141	Boliden AB	94,000	0.0
19,252	Boral Ltd.	64,068	0.0
14,687	Cimpor Cimentos de Portugal SG	98,077	0.0
20,402	CRH PLC	317,280	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Materials (continued)
16,000	Daido Steel Co., Ltd.	$95,693	0.0
20,000	Denki Kagaku Kogyo K K	76,252	0.0
271	Eramet SLN	37,416	0.0
8,468	Eurasian Natural Resources Corp.	75,050	0.0
19,923	Fletcher Building Ltd.	116,523	0.0
42,988	Fortescue Metals Group Ltd.	179,562	0.1
6,660	Fresnillo PLC	162,818	0.1
273	Givaudan	212,911	0.1
25,623	Glencore International PLC	160,985	0.1
3,960	HeidelbergCement AG	143,863	0.0
8,050	Holcim Ltd.	427,196	0.1
3,691	Holmen AB	91,688	0.0
10,000	Iluka Resources Ltd.	117,046	0.0
1,545	Imerys S.A.	77,286	0.0
53,312	Incitec Pivot Ltd.	165,175	0.1
15,439	Israel Chemicals Ltd.	175,824	0.1
85	Israel Corp., Ltd.	54,428	0.0
14,137	James Hardie Industries SE	77,301	0.0
16,400	JFE Holdings, Inc.	331,054	0.1
7,101	Johnson Matthey PLC	174,178	0.1
7,600	JSR Corp.	130,764	0.0
4,320	K+S AG	226,147	0.1
7,492	Kazakhmys PLC	91,523	0.0
94,000	Kobe Steel Ltd.	156,908	0.1
4,972	Koninklijke DSM NV	216,175	0.1
9,000	Kuraray Co., Ltd.	122,743	0.0
6,182	Lafarge S.A.	212,469	0.1
2,273	Lanxess	109,035	0.0
5,263	Linde AG	704,258	0.2
5,725	Lonmin PLC	92,956	0.0
9,080	MacArthur Coal Ltd.	138,847	0.0
41,000	Mitsubishi Chemical Holdings Corp.	278,053	0.1
20,000	Mitsubishi Gas Chemical Co., Inc.	122,780	0.0
55,000	Mitsubishi Materials Corp.	133,927	0.0
44,000	Mitsui Chemicals, Inc.	147,171	0.1
24,735	Newcrest Mining Ltd.	815,293	0.3
5,800	Nippon Paper Group, Inc.	154,420	0.1
185,000	Nippon Steel Corp.	530,598	0.2
6,100	Nitto Denko Corp.	240,076	0.1
31,110	Norsk Hydro ASA	141,104	0.0
1,513	Novozymes A/S	215,116	0.1
34,000	OJI Paper Co., Ltd.	186,484	0.1
42,078	OneSteel Ltd.	49,313	0.0
11,693	Orica Ltd.	262,416	0.1
7,188	Outokumpu OYJ	47,165	0.0
10,350	OZ Minerals Ltd.	92,205	0.0
2,797	Randgold Resources Ltd.	271,690	0.1
4,508	Rautaruukki OYJ	45,205	0.0
37,952	Rexam PLC	182,501	0.1
14,573	Rio Tinto Ltd.	853,590	0.3
48,174	Rio Tinto PLC	2,136,435	0.7
2,129	Salzgitter AG	102,177	0.0
14,886	Shin-Etsu Chemical Co., Ltd.	730,212	0.2
60,000	Showa Denko KK	118,439	0.0
78	Sika AG	138,103	0.0
8,401	Sims Group Ltd.	100,808	0.0
1,611	Solvay S.A.	151,693	0.1
7,813	SSAB Svenskt Staal AB - Class A	57,951	0.0
18,961	Stora Enso OYJ (Euro Denominated Security)	110,981	0.0
53,000	Sumitomo Chemical Co., Ltd.	204,502	0.1
135,000	Sumitomo Metal Industries Ltd.	279,810	0.1
19,000	Sumitomo Metal Mining Co., Ltd.	251,565	0.1
16,830	Svenska Cellulosa AB - B Shares	204,922	0.1
3,055	Syngenta AG	793,897	0.3
40,000	Teijin Ltd.	143,798	0.0
11,499	ThyssenKrupp AG	282,546	0.1
55,000	Toray Industries, Inc.	385,173	0.1
5,600	Toyo Seikan Kaisha Ltd.	84,749	0.0
44,000	Ube Industries Ltd.	146,223	0.1
4,253	Umicore	154,182	0.1
18,916	UPM-Kymmene OYJ	213,694	0.1
3,841	Vedanta Resources PLC	65,291	0.0
4,242	Voestalpine AG	122,624	0.0
765	Wacker Chemie AG	67,916	0.0
67,962	Xstrata PLC	858,206	0.3
5,842	Yara International ASA	222,876	0.1
		30,225,822	9.7
	Telecommunication Services: 0.5%
5,476	Belgacom S.A.	164,805	0.0
9,322	Hellenic Telecommunications Organization S.A.	39,626	0.0
2,602	Millicom International Cellular S.A.	259,294	0.1
709	Swisscom AG	288,443	0.1
10,425	Tele2 AB - B Shares	188,823	0.1
11,107	Telekom Austria AG	112,096	0.0
77,770	TeliaSonera AB	512,738	0.2
		1,565,825	0.5
	Telecommunications: 5.6%
74,082	Bezeq Israeli Telecommunication Corp., Ltd.	138,616	0.0
270,216	BT Group PLC	724,269	0.2
93,731	Deutsche Telekom AG	1,100,198	0.4
59,564	France Telecom S.A.	974,872	0.3
13,525	Inmarsat PLC	103,002	0.0
96	KDDI Corp.	660,899	0.2
52,297	Koninklijke KPN NV	688,804	0.2
17,800	Nippon Telegraph & Telephone Corp.	852,765	0.3
537	NTT DoCoMo, Inc.	978,440	0.3

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Telecommunications (continued)
18,132		Portugal Telecom SGPS S.A.	$133,215	0.0
264,000		Singapore Telecommunications Ltd.	636,380	0.2
27,400		Softbank Corp.	801,726	0.3
84,431		Telecom Corp. of New Zealand Ltd.	167,825	0.1
318,064		Telecom Italia S.p.A.	345,579	0.1
192,779		Telecom Italia S.p.A. RNC	187,483	0.1
139,495		Telefonica S.A.	2,673,386	0.9
26,836		Telenor ASA	413,897	0.1
152,348		Telstra Corp., Ltd.	453,726	0.1
38,207		Vivendi	777,890	0.3
1,754,126		Vodafone Group PLC	4,520,892	1.5
			17,333,864	5.6
		Utilities: 4.8%
1,584		Acciona S.A.	133,532	0.0
15,168		AGL Energy Ltd.	207,976	0.1
176,522		Centrica PLC	813,701	0.3
23,236		Cheung Kong Infrastructure Holdings Ltd.	135,370	0.0
22,400		Chubu Electric Power Co., Inc.	419,533	0.1
8,744		Chugoku Electric Power Co., Inc.	153,794	0.1
66,103		CLP Holdings Ltd.	595,536	0.2
61,955		E.ON AG	1,344,175	0.4
8,091		Electricite de France SA	234,322	0.1
15,886		EDP Renovaveis S.A.	86,504	0.0
3,200		Electric Power Development Co.	94,559	0.0
5,323		Enagas	97,828	0.0
48,321		Enel Green Power SpA	110,090	0.0
226,172		Enel S.p.A.	998,369	0.3
54,421		Energias de Portugal S.A.	167,616	0.1
13,230		Fortum OYJ	311,418	0.1
8,515		Gas Natural SDG S.A.	144,798	0.0
41,852		Gaz de France	1,243,490	0.4
4,200		Hokkaido Electric Power Co., Inc.	61,911	0.0
5,900		Hokuriku Electric Power Co.	108,866	0.0
169,811		Hong Kong & China Gas	382,230	0.1
52,302		HongKong Electric Holdings	400,158	0.1
140,447		Iberdrola S.A.	949,545	0.3
51,749		International Power PLC	245,657	0.1
27,700		Kansai Electric Power Co., Inc.	478,694	0.2
15,700		Kyushu Electric Power Co., Inc.	252,423	0.1
118,492		National Grid PLC	1,174,498	0.4
92,000		Osaka Gas Co., Ltd.	382,225	0.1
3,509		Red Electrica de Espana	159,901	0.1
14,176		RWE AG	522,926	0.2
30,656		Scottish & Southern Energy PLC	615,180	0.2
7,240		Severn Trent PLC	172,983	0.1
6,200		Shikoku Electric Power Co.	170,446	0.1
7,203		Suez Environnement S.A.	100,244	0.0
47,152		Terna S.p.A	174,851	0.1
14,200		Tohoku Electric Power Co., Inc.	196,733	0.1
40,400		Tokyo Electric Power Co., Inc.	122,135	0.0
83,079		Tokyo Gas Co., Ltd.	385,887	0.1
21,419		United Utilities Group PLC	207,330	0.1
12,236		Veolia Environnement	178,695	0.1
2,474		Verbund AG	71,202	0.0
			14,807,331	4.8
		Total Common Stock
		(Cost $273,057,507)	298,859,907	96.1
PREFERRED STOCK: 0.3%
		Consumer Discretionary: 0.3%
5,610		Porsche AG	267,211	0.1
3,341		ProSieben SAT.1 Media AG	58,746	0.0
4,819		Volkswagen AG	635,954	0.2
		Total Preferred Stock
		(Cost $782,815)	961,911	0.3
RIGHTS: 0.0%
		: —%
15,860	X	Immoeast AG	—	—
		Financials: 0.0%
143,539		Banco Bilbao Vizcaya Argentaria SA	21,154	0.0
26,155		CaixaBank	2,137	0.0
			23,291	0.0
		Total Rights
		(Cost $—)	23,291	0.0
WARRANTS: 0.0%
		Consumer Staples: 0.0%
17,122		Golden Agri-Resources Ltd.	1,492	0.0
		Total Warrants
		(Cost $—)	1,492	0.0
		Total Long-Term Investments
		(Cost $273,840,322)	299,846,601	96.4

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
		Securities Lending Collateral(cc)(1): 5.1%
37,727	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$30,182	0.0
15,963,862		BNY Mellon Overnight Government Fund	15,963,862	5.1
			15,994,044	5.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.5%
7,734,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $7,734,000)	7,734,000	2.5
		Total Short-Term Investments
		(Cost $23,735,589)	23,728,044	7.6
		Total Investments in Securities (Cost $297,575,911)*	$323,574,645	104.0
		Liabilities in Excess of Other Assets	(12,411,338)	(4.0)
		Net Assets	$311,163,307	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $307,093,838.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$48,854,919
		Gross Unrealized Depreciation	(32,374,112)
		Net Unrealized appreciation	$16,480,807

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$55,299	$29,493,796	$—	$29,549,095
Consumer Staples	790,759	34,335,937	—	35,126,696

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Energy	$—	$24,369,576	$—	$24,369,576
Financials	4,021,815	61,298,398	—	65,320,213
Health Care	—	29,215,460	—	29,215,460
Industrials	508,467	36,436,614	—	36,945,081
Information Technology	—	14,400,944	—	14,400,944
Materials	261,793	29,964,029	—	30,225,822
Telecommunication Services	—	1,565,825	—	1,565,825
Telecommunications	—	17,333,864	—	17,333,864
Utilities	—	14,807,331	—	14,807,331
Total Common Stock	5,638,133	293,221,774	—	298,859,907
Preferred Stock	—	961,911	—	961,911
Rights	23,291	—	—	23,291
Warrants	1,492	—	—	1,492
Short-Term Investments	23,697,862	—	30,182	23,728,044
Total Investments, at value	$29,360,778	$294,183,685	$30,182	$323,574,645
Other Financial Instruments+
Forward Foreign Currency Contracts	—	162,493	—	162,493
Total Assets	$29,360,778	$294,346,178	$30,182	$323,737,138
Liabilities Table
Other Financial Instruments+
Futures	$(133,928)	$—	$—	$(133,928)
Forward Foreign Currency Contracts	—	(223,770)	—	(223,770)
Total Liabilities	$(133,928)	$(223,770)	$—	$(357,698)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$30,182	$—	$—	$—	$—	$—	$—	$—	$30,182
Total Investments, at value	$30,182	$—	$—	$—	$—	$—	$—	$—	$30,182

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING International Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Australian Dollar	2,000,000	Buy	12/21/11	$1,927,560	$1,916,134	$(11,426)
Barclays Bank PLC	EU Euro	2,600,000	Buy	12/21/11	3,550,456	3,482,221	(68,235)
Brown Brothers Harriman & Co.	Australian Dollar	1,000,000	Buy	12/21/11	1,007,540	958,067	(49,473)
Citigroup, Inc.	Japanese Yen	230,000,000	Buy	12/21/11	3,010,447	2,985,727	(24,720)
UBS Warburg LLC	Japanese Yen	250,000,000	Buy	12/21/11	3,277,262	3,245,357	(31,905)
JPMorgan Chase & Co.	EU Euro	3,000,000	Buy	12/21/11	4,044,126	4,017,947	(26,179)
JPMorgan Chase & Co.	British Pound	2,000,000	Buy	12/21/11	3,103,906	3,116,287	12,381
JPMorgan Chase & Co.	British Pound	1,700,000	Buy	12/21/11	2,660,677	2,648,845	(11,832)
							$(211,389)

The Bank of New York Mellon Corp.	Australian Dollar	2,000,000	Sell	12/21/11	$1,965,144	$1,916,134	$49,010
Brown Brothers Harriman & Co.	EU Euro	3,600,000	Sell	12/21/11	4,893,591	4,821,536	72,055
UBS Warburg LLC	Japanese Yen	300,000,000	Sell	12/21/11	3,915,836	3,894,428	21,408

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	British Pound	2,000,000	Sell	12/21/11	$3,123,926	$3,116,287	$7,639
							$150,112

ING International Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Mini Index	201	12/16/11	$13,533,330	$(133,928)
			$13,533,330	$(133,928)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Equity contracts	$(133,928)
Foreign exchange contracts	(61,277)
Total	$(195,205)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.1%
	Consumer Discretionary: 17.9%
3,000	ABC-Mart, Inc.	$115,321	0.0
94	Accordia Golf Co., Ltd.	73,100	0.0
1,400	Aeon Fantasy Co., Ltd.	21,475	0.0
11,000	Aichi Machine Industry Co., Ltd.	34,590	0.0
6,000	Aigan Co., Ltd.	31,159	0.0
3,600	Aisan Industry Co., Ltd.	31,720	0.0
26,800	Aisin Seiki Co., Ltd.	892,318	0.2
7,400	Akebono Brake Industry Co., Ltd.	38,192	0.0
5,000	Alpen Co., Ltd.	92,867	0.0
4,500	Alpha Corp.	50,494	0.0
3,100	Alpine Electronics, Inc.	39,951	0.0
14	Amiyaki Tei Co., Ltd.	34,661	0.0
700	Amuse, Inc.	9,520	0.0
2,000	AOKI Holdings, Inc.	30,656	0.0
4,300	Aoyama Trading Co., Ltd.	74,564	0.0
6,700	Arc Land Sakamoto Co., Ltd.	132,789	0.1
2,000	Arnest One Corp.	20,672	0.0
3,400	Asahi Co., Ltd.	81,592	0.0
38,000	Asahi TEC Corp.	11,054	0.0
4,000	Asatsu-DK, Inc.	110,241	0.0
27,700	Asics Corp.	378,227	0.1
2,500	ASKUL Corp.	35,753	0.0
3,200	Autobacs Seven Co., Ltd.	143,556	0.1
2,900	Avex Group Holdings, Inc.	35,412	0.0
7,450	Belluna Co., Ltd.	64,429	0.0
10,300	Benesse Corp.	456,291	0.1
4,500	Best Denki Co., Ltd.	12,729	0.0
61	BIC Camera, Inc.	33,075	0.0
98,500	Bridgestone Corp.	2,234,933	0.5
23,000	Calsonic Kansei Corp.	139,168	0.1
60	Can Do Co., Ltd.	63,655	0.0
9,100	Canon Sales Co., Inc.	111,092	0.0
30,600	Casio Computer Co., Ltd.	193,744	0.1
1,500	Central Sports Co., Ltd.	19,033	0.0
2,100	CHI Group Co., Ltd.	7,649	0.0
3,900	Chiyoda Co., Ltd.	65,600	0.0
1,200	Chofu Seisakusho Co., Ltd.	34,185	0.0
19,000	Chori Co., Ltd.	21,862	0.0
3,000	Chuo Spring Co., Ltd.	11,081	0.0
38,000	Clarion Co., Ltd.	62,272	0.0
2,000	Cleanup Corp.	12,499	0.0
9,500	Colowide Co., Ltd.	62,025	0.0
2,000	Corona Corp.	37,301	0.0
3,000	Daido Metal Co., Ltd.	34,447	0.0
7,400	Daidoh Ltd.	83,207	0.0
17,050	Daiei, Inc.	62,666	0.0
35,000	Daihatsu Motor Co., Ltd.	635,078	0.2
1,200	Daikoku Denki Co., Ltd.	10,776	0.0
1,200	Dainichi Co., Ltd.	15,899	0.0
3,200	Daisyo Corp.	39,082	0.0
15,000	Daito Woolen Spinning & Weaving Co., Ltd.	11,362	0.0
2,300	Daiyu Eight Co., Ltd.	20,773	0.0
2,600	DCM Japan Holdings Co., Ltd.	22,746	0.0
12,000	Dena Co., Ltd.	502,698	0.1
66,000	Denso Corp.	2,121,710	0.5
30,900	Dentsu, Inc.	978,991	0.3
10,000	Descente Ltd.	57,252	0.0
4,700	Don Quijote Co., Ltd.	167,793	0.1
2,200	Doshisha Co., Ltd.	63,474	0.0
4,600	Doutor Nichires Holdings Co., Ltd.	58,353	0.0
10,000	Dynic Corp.	17,165	0.0
2,000	Eagle Industry Co., Ltd.	21,816	0.0
8,000	Econach Co., Ltd.	3,304	0.0
13,600	EDION Corp.	113,834	0.0
3,200	Exedy Corp.	121,173	0.1
4,700	F&A Aqua Holdings, Inc.	48,003	0.0
7,300	Fast Retailing Co., Ltd.	1,307,409	0.3
3,400	FCC Co., Ltd.	70,745	0.0
1,800	Felissimo Corp.	25,494	0.0
3,900	Foster Electric Co., Ltd.	45,892	0.0
11,000	France Bed Holdings Co., Ltd.	18,139	0.0
2,600	F-Tech, Inc.	32,711	0.0
3,500	Fuji Co., Ltd.	84,082	0.0
103,000	Fuji Heavy Industries Ltd.	604,765	0.2
3,000	Fuji Kiko Co., Ltd.	9,165	0.0
13,000	Fuji Kyuko Co., Ltd.	83,608	0.0
319	Fuji Television Network, Inc.	458,632	0.1
9,000	Fujibo Holdings, Inc.	19,417	0.0
1,600	Fujikura Rubber Ltd.	6,251	0.0
22,000	Fujita Kanko, Inc.	79,751	0.0
11,000	Fujitsu General Ltd.	64,858	0.0
2,300	Funai Electric Co., Ltd.	45,058	0.0
3,000	Furukawa Battery Co., Ltd.	15,547	0.0
14,000	Futaba Industrial Co., Ltd.	108,096	0.0
12,000	Gakken Holdings Co., Ltd.	26,350	0.0
5,900	Genki Sushi Co., Ltd.	74,996	0.0
31	Geo Co., Ltd.	37,285	0.0
8,000	GLOBERIDE, Inc.	9,266	0.0
9,000	Goldwin, Inc.	29,833	0.0
10,000	Gourmet Kineya Co., Ltd.	56,951	0.0
32,000	GSI Creos Corp.	40,432	0.0
460	Gulliver International Co.	20,225	0.0
10,000	Gunze Ltd.	32,813	0.0
9,000	H2O Retailing Corp.	71,860	0.0
4,800	Hakuhodo DY Holdings, Inc.	278,462	0.1
6,300	Hakuyosha Co., Ltd.	17,321	0.0
2,600	Happinet Corp.	44,369	0.0
4,100	Hard Off Corp. Co., Ltd.	22,239	0.0
2,900	Haruyama Trading Co., Ltd.	14,459	0.0
183,000	Haseko Corp.	115,043	0.0
3,300	Heiwa Corp.	58,415	0.0
4,700	Hiday Hidaka Corp.	75,774	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Consumer Discretionary (continued)
1,200	Hikari Tsushin, Inc.	$28,406	0.0
3,100	HIS Co., Ltd.	91,300	0.0
6,500	Hitachi Koki Co., Ltd.	48,781	0.0
259,200	Honda Motor Co., Ltd.	7,593,227	1.8
3,800	Honeys Co., Ltd.	54,954	0.0
111	Hoosiers Corp.	34,939	0.0
3,000	Horipro, Inc.	26,360	0.0
1,200	House of Rose Co., Ltd.	19,434	0.0
3,400	Hurxley Corp.	23,199	0.0
2,700	Ichibanya Co., Ltd.	84,647	0.0
8,000	Ichikawa Co., Ltd.	15,728	0.0
11,000	Ichikoh Industries Ltd.	19,489	0.0
16	Ikyu Corp.	7,521	0.0
1,200	Imasen Electric Industrial	16,641	0.0
2,200	Intage, Inc.	44,962	0.0
62,900	Isetan Mitsukoshi Holdings Ltd.	636,617	0.2
182,000	Isuzu Motors Ltd.	781,899	0.2
7,300	Izumi Co., Ltd.	113,146	0.0
74,000	J Front Retailing Co., Ltd.	351,231	0.1
50,000	Janome Sewing Machine Co., Ltd.	35,797	0.0
1,000	Japan Vilene Co., Ltd.	4,689	0.0
5,000	Japan Wool Textile Co., Ltd.	44,733	0.0
4,700	Joban Kosan Co., Ltd.	5,075	0.0
7,000	Joshin Denki Co., Ltd.	81,399	0.0
4,870	JVC Kenwood Holdings, Inc.	19,391	0.0
3,000	Kadokawa Group Holdings, Inc.	104,286	0.0
6,900	Kanto Auto Works Ltd.	59,487	0.0
2,800	Kappa Create Co., Ltd.	62,202	0.0
8,000	Kasai Kogyo Co., Ltd.	48,089	0.0
5,000	Kawai Musical Instruments Manufacturing Co., Ltd.	10,412	0.0
18,000	Kayaba Industry Co., Ltd.	100,894	0.0
7,400	Keihin Corp.	126,903	0.1
10,800	Keiyo Co., Ltd.	67,878	0.0
8,100	Kimoto Co., Ltd.	60,820	0.0
47,000	Kinki Nippon Tourist Co., Ltd.	51,308	0.0
3,000	Kinugawa Rubber Industrial Co., Ltd.	25,090	0.0
2,900	Kisoji Co., Ltd.	54,730	0.0
4,700	Kohnan Shoji Co., Ltd.	82,837	0.0
18,000	Koito Manufacturing Co., Ltd.	284,764	0.1
2,700	Kojima Co., Ltd.	19,093	0.0
13,000	Komatsu Seiren Co., Ltd.	63,403	0.0
3,400	Komeri Co., Ltd.	111,448	0.0
5,000	Kourakuen Corp.	75,404	0.0
6,860	K’S Holdings Corp.	269,188	0.1
1,400	Kura Corp.	18,464	0.0
10,000	Kurabo Industries Ltd.	19,890	0.0
900	Kuraudia Co., Ltd.	14,152	0.0
1,400	Kyoritsu Maintenance Co., Ltd.	23,343	0.0
195,200	LAND Co., Ltd.	30,369	0.0
2,200	LEC, Inc.	44,471	0.0
16,200	Look, Inc.	34,724	0.0
800	Marche Corp.	7,311	0.0
1,300	Mars Engineering Corp.	21,776	0.0
37,900	Marui Co., Ltd.	284,954	0.1
9,300	Matsuya Co., Ltd.	59,835	0.0
3,200	Matsuya Foods Co., Ltd.	61,669	0.0
255,000	Mazda Motor Corp.	515,801	0.1
4,050	Megane TOP Co., Ltd.	42,108	0.0
4,900	Meiko Network Japan Co., Ltd.	47,212	0.0
2,900	Meiwa Estate Co., Ltd.	13,817	0.0
5,000	Misawa Homes Co., Ltd.	33,043	0.0
6,000	Mitsuba Corp.	48,805	0.0
626,000	Mitsubishi Motors Corp.	829,703	0.2
1,000	Mitsui Home Co., Ltd.	5,178	0.0
8,000	Mizuno Corp.	41,358	0.0
4,000	MOS Food Services, Inc.	81,762	0.0
8,600	Mr Max Corp.	35,319	0.0
4,300	Musashi Seimitsu Industry Co., Ltd.	103,686	0.0
7,000	Naigai Co., Ltd.	3,305	0.0
4,200	Nakayamafuku Co., Ltd.	32,377	0.0
32,900	Namco Bandai Holdings, Inc.	445,595	0.1
29,000	NGK Spark Plug Co., Ltd.	394,122	0.1
26,000	NHK Spring Co., Ltd.	229,731	0.1
9,000	Nice Holdings, Inc.	19,544	0.0
3,000	Nidec-Tosok Corp.	37,218	0.0
4,900	Nifco, Inc.	126,228	0.1
1,400	Nihon Eslead Corp.	11,799	0.0
12,000	Nihon Tokushu Toryo Co., Ltd.	50,548	0.0
1,600	Nikkato Corp.	10,245	0.0
54,800	Nikon Corp.	1,292,677	0.3
108,000	Nippon Columbia Co. Ltd.	37,316	0.0
2,200	Nippon Felt Co., Ltd.	11,069	0.0
10,000	Nippon Piston Ring Co., Ltd.	20,468	0.0
2,780	Nippon Television Network Corp.	402,050	0.1
6,300	Nishimatsuya Chain Co., Ltd.	50,692	0.0
379,800	Nissan Motor Co., Ltd.	3,360,485	0.8
9,000	Nissan Shatai Co., Ltd.	73,703	0.0
34,000	Nissei Build Kogyo Co., Ltd.	45,931	0.0
12,000	Nissen Holdings Co., Ltd.	79,425	0.0
23,000	Nisshinbo Industries, Inc.	200,537	0.1
8,100	Nissin Kogyo Co., Ltd.	121,295	0.1
5,950	Nitori Co., Ltd.	598,924	0.2
14,000	Nitto Seimo Co., Ltd.	17,207	0.0
16,300	NOK Corp.	294,890	0.1
6,100	Noritsu Koki Co., Ltd.	30,364	0.0
4,800	Ohashi Technica, Inc.	38,355	0.0
22,000	Onward Kashiyama Co., Ltd.	174,664	0.1
9,300	Oriental Land Co., Ltd.	992,236	0.3
9,000	Pacific Industrial Co., Ltd.	50,940	0.0
1,500	Pal Co., Ltd.	52,845	0.0
3,200	Paltac Corp.	59,688	0.0
5,000	PanaHome Corp.	33,864	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Consumer Discretionary (continued)
342,900	Panasonic Corp.	$3,314,210	0.8
3,500	Parco Co., Ltd.	27,384	0.0
4,900	Paris Miki Holdings, Inc.	46,054	0.0
130	PGM Holdings K K	66,243	0.0
3,000	PIA Corp.	32,085	0.0
2,900	Piolax, Inc.	67,490	0.0
48,700	Pioneer Corp.	204,028	0.1
2,040	Point, Inc.	103,116	0.0
14,000	Press Kogyo Co., Ltd.	62,505	0.0
1,400	Renaissance, Inc.	6,832	0.0
10,200	Renown, Inc.	21,719	0.0
7,000	Resort Solution Co., Ltd.	13,045	0.0
3,500	Resorttrust, Inc.	59,312	0.0
6,900	Right On Co., Ltd.	41,674	0.0
5,000	Riken Corp.	20,774	0.0
3,600	Ringer Hut Co., Ltd.	51,217	0.0
5,200	Rinnai Corp.	434,123	0.1
876	Riso Kyoiku Co., Ltd.	55,080	0.0
1,500	Roland Corp.	11,346	0.0
3,400	Round One Corp.	24,589	0.0
6,000	Royal Holdings Co., Ltd.	69,111	0.0
4,000	Ryohin Keikaku Co., Ltd.	220,499	0.1
11,000	Sagami Chain Co., Ltd.	69,663	0.0
12,000	Sagami Co., Ltd.	13,069	0.0
3,300	Saizeriya Co., Ltd.	59,927	0.0
18,000	Sakai Ovex Co., Ltd.	24,943	0.0
1,600	San Holdings, Inc.	27,293	0.0
16,000	Sanden Corp.	55,753	0.0
4,500	Sangetsu Co., Ltd.	119,550	0.0
8,100	Sankyo Co., Ltd.	438,293	0.1
16,200	Sankyo Seiko Co., Ltd.	55,717	0.0
900	Sanoh Industrial Co., Ltd.	8,592	0.0
6,800	Sanrio Co., Ltd.	318,611	0.1
664,000	Sansui Electric Co., Ltd.	17,218	0.0
22,000	Sanyo Shokai Ltd.	51,781	0.0
17,100	Scroll Corp.	57,308	0.0
32,500	Sega Sammy Holdings, Inc.	758,250	0.2
7,000	Seiko Holdings Corp.	18,070	0.0
3,500	Seiren Co., Ltd.	24,565	0.0
61,000	Sekisui Chemical Co., Ltd.	512,848	0.1
100,000	Sekisui House Ltd.	937,033	0.2
5,300	Senshukai Co., Ltd.	39,971	0.0
139,000	Sharp Corp.	1,167,768	0.3
13,000	Shikibo Ltd.	14,824	0.0
5,200	Shimachu Co., Ltd.	125,248	0.1
3,200	Shimamura Co., Ltd.	335,453	0.1
12,300	Shimano, Inc.	651,052	0.2
3,400	Shimojima Co., Ltd.	49,130	0.0
6,000	Shingakukai Co., Ltd.	22,039	0.0
5,000	Shinyei Kaisha	8,890	0.0
7,000	Shiroki Corp.	22,421	0.0
2,200	Shobunsha Publications, Inc.	16,670	0.0
15,000	Shochiku Co., Ltd.	141,749	0.1
4,900	Showa Corp.	29,048	0.0
2,600	Shuei Yobiko Co., Ltd.	10,468	0.0
8,100	SK Japan Co., Ltd.	25,523	0.0
73	Sky Perfect Jsat Corp.	38,081	0.0
168,800	Sony Corp.	3,231,167	0.8
3,500	SRI Sports Ltd.	39,065	0.0
600	St. Marc Holdings Co., Ltd.	23,999	0.0
22,200	Stanley Electric Co., Ltd.	335,462	0.1
5,200	Studio Alice Co., Ltd.	105,257	0.0
19,000	Suminoe Textile Co., Ltd.	33,118	0.0
16,000	Sumitomo Forestry Co., Ltd.	139,020	0.1
17,800	Sumitomo Rubber Industries, Inc.	227,598	0.1
62,900	Suzuki Motor Corp.	1,386,501	0.3
25,000	SxL Corp.	33,689	0.0
5,000	T RAD Co., Ltd.	18,972	0.0
4,000	Tac Co., Ltd.	10,190	0.0
5,400	Tachi-S Co., Ltd.	95,465	0.0
38	Tact Home Co., Ltd.	33,936	0.0
5,400	Taiho Kogyo Co., Ltd.	53,087	0.0
4,200	Takamatsu Construction Group Co., Ltd.	74,956	0.0
35,000	Takashimaya Co., Ltd.	255,245	0.1
5,400	Takata Corp.	122,859	0.1
445	Take And Give Needs Co., Ltd.	28,865	0.0
1,000	Takihyo Co., Ltd.	5,756	0.0
2,300	Tamron Co., Ltd.	72,270	0.0
5,000	Tasaki Shinju Co., Ltd.	3,407	0.0
800	Taya Co., Ltd.	6,825	0.0
2,000	TBK Co., Ltd.	8,798	0.0
1,600	TPR Co., Ltd.	19,292	0.0
8,000	Teikoku Sen-I Co., Ltd.	51,584	0.0
22	T-Gaia Corp.	48,240	0.0
42,000	Toabo Corp.	27,458	0.0
7,000	Toei Co., Ltd.	34,506	0.0
20,100	Toho Co., Ltd.	351,084	0.1
40,000	Tokai Kanko Co., Ltd.	10,372	0.0
8,300	Tokai Rika Co., Ltd.	149,478	0.1
1,600	Tokai Rubber Industries, Inc.	22,206	0.0
10,000	Tokai Senko KK	10,764	0.0
660	Token Corp.	26,248	0.0
14,900	Tokyo Broadcasting System, Inc.	183,280	0.1
23,000	Tokyo Dome Corp.	52,594	0.0
3,800	Tokyo Individualized Educational Institute, Inc.	6,240	0.0
5,000	Tokyotokeiba Co., Ltd.	7,029	0.0
10,700	Tomy Co., Ltd.	83,653	0.0
10,000	Tonichi Carlife Group, Inc.	13,868	0.0
3,800	Topre Corp.	37,557	0.0
1,000	Totenko Co., Ltd.	1,587	0.0
1,200	Touei Housing Corp.	12,396	0.0
7,600	Tow Co., Ltd.	44,319	0.0
18,000	Toyo Tire & Rubber Co., Ltd.	45,078	0.0
102,000	Toyobo Co., Ltd.	149,210	0.1
9,700	Toyoda Gosei Co., Ltd.	184,690	0.1
2,200	Toyota Auto Body Co., Ltd.	34,192	0.0
12,200	Toyota Boshoku Corp.	174,348	0.1
29,700	Toyota Industries Corp.	866,182	0.2
391,600	Toyota Motor Corp.	13,423,729	3.2
5,400	TS Tech Co., Ltd.	79,143	0.0
4,450	TSI Holdings Co. Ltd.	25,847	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Consumer Discretionary (continued)
18,000	Tsukamoto Corp. Co., Ltd.	$18,774	0.0
61	TV Asahi Corp.	98,883	0.0
4,800	Tv Tokyo Holdings Corp.	70,815	0.0
2,000	Unipres Corp.	54,056	0.0
76,000	Unitika Ltd.	44,876	0.0
4,300	U-Shin Ltd.	34,852	0.0
3,800	USS Co., Ltd.	323,102	0.1
16,000	Wacoal Holdings Corp.	204,930	0.1
2,600	Watabe Wedding Corp.	21,029	0.0
3,000	WATAMI Co., Ltd.	73,848	0.0
1,200	Xebio Co., Ltd.	30,573	0.0
14,450	Yamada Denki Co., Ltd.	1,004,986	0.3
25,600	Yamaha Corp.	277,015	0.1
49,500	Yamaha Motor Co., Ltd.	653,508	0.2
28,000	Yamatane Corp.	44,763	0.0
7,500	Yamato International, Inc.	32,884	0.0
2,300	Yellow Hat Ltd.	30,603	0.0
700	Yokohama Reito Co., Ltd.	5,322	0.0
36,000	Yokohama Rubber Co., Ltd.	209,128	0.1
16,000	Yomiuri Land Co., Ltd.	55,940	0.0
2,000	Yorozu Corp.	51,659	0.0
58	Yoshinoya D&C Co., Ltd.	75,479	0.0
3,000	Zenrin Co., Ltd.	29,662	0.0
6,100	Zensho Holdings Co., Ltd.	86,139	0.0
		76,434,472	17.9
	Consumer Staples: 6.7%
104,000	Aeon Co., Ltd.	1,406,772	0.3
2,900	Aeon Hokkaido Corp.	13,509	0.0
1,800	Ain Pharmaciez, Inc.	79,315	0.0
94,000	Ajinomoto Co., Inc.	1,110,411	0.3
1,100	Arcs Co., Ltd.	22,051	0.0
2,900	Ariake Japan Co., Ltd.	58,974	0.0
63,200	Asahi Group Holdings, Ltd	1,339,168	0.3
4,500	Belc Co., Ltd.	67,806	0.0
1,500	Cawachi Ltd.	29,659	0.0
10,000	CFS Corp.	47,119	0.0
4,600	Chubu Shiryo Co., Ltd.	29,520	0.0
3,000	Circle K Sunkus Co., Ltd.	50,484	0.0
5,500	Coca-Cola Central Japan Co., Ltd.	77,696	0.0
10,200	Coca-Cola West Co., Ltd.	195,655	0.1
1,720	Cocokara Fine Holdings, Inc.	47,119	0.0
1,600	Cosmos Pharmaceutical Corp.	82,232	0.0
3,000	Create SD Holdings	69,920	0.0
42	Dr Ci:Labo Co., Ltd.	271,139	0.1
2,200	Dydo Drinco, Inc.	85,094	0.0
2,100	Echo Trading Co., Ltd.	19,496	0.0
3,100	Eco’s Co., Ltd.	18,788	0.0
9,000	Ezaki Glico Co., Ltd.	115,653	0.0
10,300	FamilyMart Co., Ltd.	393,384	0.1
6,500	Fancl Corp.	93,634	0.0
7,300	Fuji Oil Co., Ltd.	120,782	0.0
3,000	Fujicco Co., Ltd.	40,107	0.0
5,000	Fujiya Co., Ltd.	9,650	0.0
5,200	Harashin Narus Holdings Co., Ltd.	84,620	0.0
23,000	Hayashikane Sangyo Co., Ltd.	19,409	0.0
2,000	Heiwado Co., Ltd.	27,197	0.0
4,000	Hokuto Corp.	93,128	0.0
8,800	House Foods Corp.	169,292	0.1
3,000	Inageya Co., Ltd.	36,322	0.0
8,100	Ito En Ltd.	148,372	0.1
2,500	Itochu-Shokuhin Co., Ltd.	94,065	0.0
27,000	Itoham Foods, Inc.	100,108	0.0
11,000	Izumiya Co., Ltd.	51,069	0.0
681	Japan Tobacco, Inc.	3,185,418	0.8
23,000	J-Oil Mills, Inc.	72,642	0.0
11,000	Kagome Co., Ltd.	217,707	0.1
84,800	Kao Corp.	2,362,048	0.6
4,000	Kasumi Co., Ltd.	27,072	0.0
2,500	Kato Sangyo Co., Ltd.	59,606	0.0
20,200	Kewpie Corp.	293,240	0.1
3,300	KEY Coffee, Inc.	66,651	0.0
29,000	Kikkoman Corp.	331,319	0.1
137,000	Kirin Brewery Co., Ltd.	1,791,969	0.4
1,300	Kirindo Co., Ltd.	8,065	0.0
5,000	Kobayashi Pharmaceutical Co., Ltd.	268,592	0.1
5,000	Kose Corp.	127,357	0.0
20,000	Kyodo Shiryo Co., Ltd.	22,552	0.0
10,300	Lawson, Inc.	583,033	0.2
1,900	Life Corp.	38,637	0.0
32,000	Lion Corp.	192,808	0.1
1,000	Mandom Corp.	29,762	0.0
10,000	Marudai Food Co., Ltd.	36,762	0.0
9,000	Maruetsu, Inc.	31,258	0.0
66,000	Maruha Nichiro Holdings, Inc.	129,826	0.0
5,200	Matsumotokiyoshi Holdings Co., Ltd.	105,800	0.0
6,100	Megmilk Snow Brand Co., Ltd.	125,110	0.0
11,000	MEIJI Holdings Co., Ltd.	521,984	0.1
1,100	Meito Sangyo Co., Ltd.	14,556	0.0
3,800	Mikuni Coca-Cola Bottling Co., Ltd.	34,627	0.0
1,060	Milbon Co., Ltd.	33,058	0.0
1,000	Ministop Co., Ltd.	18,756	0.0
22,000	Mitsui Sugar Co., Ltd.	93,254	0.0
20,000	Miyoshi Oil & Fat Co., Ltd.	28,769	0.0
18,000	Morinaga & Co., Ltd.	44,980	0.0
34,000	Morinaga Milk Industry Co., Ltd.	150,756	0.1
16,000	Morozoff Ltd.	56,841	0.0
1,000	Nagatanien Co., Ltd.	11,516	0.0
2,000	Nakamuraya Co., Ltd.	10,918	0.0
5,200	Natori Co., Ltd.	57,195	0.0
40,000	Nichirei Corp.	185,023	0.1
1,020	Nihon Chouzai Co., Ltd.	37,911	0.0
15,000	Nippon Beet Sugar Manufacturing Co., Ltd.	33,263	0.0
14,000	Nippon Flour Mills Co., Ltd.	67,990	0.0
8,000	Nippon Formula Feed Manufacturing Co., Ltd.	11,320	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Consumer Staples (continued)
27,000	Nippon Meat Packers, Inc.	$350,874	0.1
45,500	Nippon Suisan Kaisha Ltd.	172,064	0.1
7,000	Nisshin Oillio Group Ltd.	33,579	0.0
34,500	Nisshin Seifun Group, Inc.	450,349	0.1
12,900	Nissin Food Products Co., Ltd.	519,050	0.1
25,000	Oenon Holdings, Inc.	60,288	0.0
1,400	OIE Sangyo Co., Ltd.	15,853	0.0
7,000	Okuwa Co., Ltd.	108,692	0.0
2,800	Olympic Corp.	22,714	0.0
3,100	Pigeon Corp.	127,086	0.0
4,900	Poplar Co., Ltd.	28,435	0.0
16,000	Prima Meat Packers Ltd.	20,144	0.0
2,900	Rock Field Co., Ltd.	49,091	0.0
4,300	Ryoshoku Ltd.	124,042	0.0
7,000	S Foods, Inc.	57,028	0.0
2,600	Sakata Seed Corp.	40,151	0.0
1,000	San-A Co., Ltd.	41,157	0.0
54,000	Sapporo Holdings Ltd.	201,350	0.1
120,700	Seven & I Holdings Co., Ltd.	3,383,233	0.8
57,400	Shiseido Co., Ltd.	1,113,192	0.3
6,000	Showa Sangyo Co., Ltd.	19,436	0.0
600	Sogo Medical Co., Ltd.	22,071	0.0
10,000	Starzen Co., Ltd.	31,549	0.0
4,500	Sugi Pharmacy Co., Ltd.	126,454	0.0
4,300	Sundrug Co., Ltd.	135,146	0.1
30,000	Takara Holdings, Inc.	181,289	0.1
9,000	Tobu Store Co., Ltd.	30,424	0.0
9,000	Toho Co., Ltd./Hyogo	36,788	0.0
8,000	Tohto Suisan Co., Ltd.	12,939	0.0
7,300	Torigoe Co., Ltd.	68,716	0.0
5,000	Toyo Sugar Refining Co., Ltd.	6,050	0.0
15,000	Toyo Suisan Kaisha Ltd.	411,374	0.1
1,500	Tsuruha Holdings, Inc.	83,543	0.0
18,300	Uni-Charm Corp.	877,733	0.2
3,200	Unihair Co. Ltd.	29,718	0.0
19,200	UNY Co., Ltd.	178,414	0.1
3,400	Valor Co., Ltd.	58,164	0.0
4,200	Warabeya Nichiyo Co., Ltd.	55,628	0.0
5,200	Yaizu Suisankagaku Industry Co., Ltd.	51,862	0.0
19,400	Yakult Honsha Co., Ltd.	605,300	0.2
400	Yamaya Corp.	4,035	0.0
25,000	Yamazaki Baking Co., Ltd.	379,112	0.1
3,800	Yamazawa Co., Ltd.	67,068	0.0
1,300	Yaoko Co., Ltd.	49,234	0.0
5,000	Yomeishu Seizo Co., Ltd.	49,340	0.0
3,500	Yonekyu Corp.	27,356	0.0
		28,755,785	6.7
	Energy: 1.4%
10,800	AOC Holdings, Inc.	60,603	0.0
67,000	Cosmo Oil Co., Ltd.	165,832	0.0
38,000	Fuji Kosan Co., Ltd.	31,640	0.0
3,100	Idemitsu Kosan Co., Ltd.	277,703	0.1
345	Inpex Holdings, Inc.	2,118,678	0.5
4,300	Itochu Enex Co., Ltd.	25,074	0.0
500	Japan Drilling Co., Ltd.	15,992	0.0
3,000	Japan Oil Transportation Co., Ltd.	7,461	0.0
5,600	Japan Petroleum Exploration Co.	203,561	0.1
349,510	JX Holdings, Inc.	1,961,690	0.5
11,000	Kyoei Tanker Co., Ltd.	17,266	0.0
8,000	Mitsuuroko Co., Ltd.	53,803	0.0
5,300	Modec, Inc.	93,785	0.0
6,600	Nippon Gas Co., Ltd.	127,626	0.0
6,000	Sala Corp.	38,982	0.0
7,000	San-Ai Oil Co., Ltd.	34,081	0.0
3,800	Shinko Plantech Co., Ltd.	35,547	0.0
29,300	Showa Shell Sekiyu KK	208,714	0.1
12,000	Sinanen Co., Ltd.	55,579	0.0
49,000	TonenGeneral Sekiyu KK	563,032	0.1
19,000	Toyo Kanetsu K K	37,789	0.0
		6,134,438	1.4
	Financials: 15.6%
50,000	77 Bank Ltd.	227,570	0.1
6,370	Acom Co., Ltd.	122,248	0.0
10,900	Aeon Credit Service Co., Ltd.	167,689	0.1
14,900	Aeon Mall Co., Ltd.	340,346	0.1
900	Aichi Bank Ltd.	56,618	0.0
10,750	Aiful Corp.	15,315	0.0
10,900	Airport Facilities Co., Ltd.	45,114	0.0
22,000	Akita Bank Ltd.	71,962	0.0
36,000	Aomori Bank Ltd.	125,191	0.0
123,000	Aozora Bank Ltd.	283,197	0.1
30,000	Awa Bank Ltd.	207,030	0.1
1,500	Bank of Iwate Ltd.	75,162	0.0
59,000	Bank of Kyoto Ltd.	525,302	0.1
20,000	Bank of Nagoya Ltd.	69,728	0.0
1,800	Bank of Okinawa Ltd.	83,146	0.0
19,000	Bank of Saga Ltd.	52,094	0.0
203,000	Bank of Yokohama Ltd.	1,017,985	0.3
5,300	Century Leasing System, Inc.	105,015	0.0
116,000	Chiba Bank Ltd.	804,570	0.2
8,200	Chiba Kogyo Bank Ltd.	50,139	0.0
25,000	Chugoku Bank Ltd.	368,164	0.1
18,000	Chukyo Bank Ltd.	47,074	0.0
538,440	Chuo Mitsui Trust Holdings, Inc.	1,782,180	0.4
25,600	Credit Saison Co., Ltd.	493,589	0.1
6,100	Daibiru Corp.	42,887	0.0
1,583	Dai-ichi Life Insurance Co., Ltd.	1,636,280	0.4
7,300	Daiko Clearing Services Corp.	24,216	0.0
42,000	Daikyo, Inc.	67,357	0.0
19,000	Daisan Bank Ltd.	46,285	0.0
32,000	Daishi Bank Ltd.	109,489	0.0
31,000	Daito Bank Ltd.	23,559	0.0
14,200	Daito Trust Construction Co., Ltd.	1,301,844	0.3
94,000	Daiwa House Industry Co., Ltd.	1,203,607	0.3

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Financials (continued)
304,000	Daiwa Securities Group, Inc.	$1,135,214	0.3
19,000	Ehime Bank Ltd.	58,293	0.0
22,000	Eighteenth Bank Ltd.	66,503	0.0
28,600	FIDEA Holdings Co., Ltd.	85,470	0.0
77	Fidec Corp.	7,788	0.0
20,000	Fukui Bank Ltd.	66,482	0.0
129,000	Fukuoka Financial Group, Inc.	539,760	0.1
9,000	Fukushima Bank Ltd.	4,523	0.0
2,000	Fuyo General Lease Co., Ltd.	73,672	0.0
4,250	Goldcrest Co., Ltd.	78,079	0.0
61,000	Gunma Bank Ltd.	340,005	0.1
58,000	Hachijuni Bank Ltd.	355,292	0.1
34,000	Heiwa Real Estate Co., Ltd.	72,772	0.0
20,000	Higashi-Nippon Bank Ltd.	43,968	0.0
20,000	Higo Bank Ltd.	120,473	0.0
73,000	Hiroshima Bank Ltd.	361,306	0.1
6,700	Hitachi Capital Corp.	83,514	0.0
34,000	Hokkoku Bank Ltd.	127,134	0.0
55,000	Hokkoku Bank Ltd.	119,249	0.0
192,000	Hokugin Financial Group, Inc.	419,511	0.1
12,700	Hulic Co., Ltd.	142,923	0.1
32,000	Hyakugo Bank Ltd.	136,049	0.0
25,000	Hyakujushi Bank Ltd.	114,430	0.0
4,300	IBJ Leasing Co., Ltd.	103,702	0.0
6,900	Ichiyoshi Securities Co., Ltd.	41,043	0.0
2,200	Iida Home Max	18,562	0.0
6,600	Iwai Securities Co., Ltd.	24,103	0.0
31,000	Iyo Bank Ltd.	316,277	0.1
16,000	Jaccs Co., Ltd.	52,082	0.0
4,800	Jafco Co., Ltd.	89,251	0.0
18,000	Japan Asia Investment Co., Ltd.	14,341	0.0
10,600	Japan Securities Finance Co., Ltd.	53,820	0.0
122,000	Joyo Bank Ltd.	567,576	0.2
39,000	Juroku Bank Ltd.	128,025	0.0
15,500	kabu.com Securities Co., Ltd.	42,912	0.0
23,000	Kagoshima Bank Ltd.	166,870	0.1
45,000	Kansai Urban Banking Corp.	82,357	0.0
10,300	Keihanshin Building Co. Ltd	49,620	0.0
22,000	Keiyo Bank Ltd.	118,941	0.0
301	Kenedix, Inc.	36,099	0.0
2,600	Kita-Nippon Bank Ltd.	71,839	0.0
106,000	Kiyo Holdings, Inc.	164,279	0.1
5,000	Kosei Securities Co., Ltd.	3,918	0.0
6,100	Kyokuto Securities Co., Ltd.	43,017	0.0
45	Land Business Co., Ltd.	10,369	0.0
21,600	Leopalace21 Corp.	47,127	0.0
11,600	Marusan Securities Co., Ltd.	47,794	0.0
15,700	Matsui Securities Co., Ltd.	70,799	0.0
27,000	Michinoku Bank Ltd.	58,424	0.0
9,000	Mie Bank Ltd.	23,405	0.0
9,000	Minato Bank Ltd.	17,208	0.0
8,000	Mito Securities Co., Ltd.	10,629	0.0
208,000	Mitsubishi Estate Co., Ltd.	3,373,888	0.8
2,250,600	Mitsubishi UFJ Financial Group, Inc.	10,329,475	2.4
7,440	Mitsubishi UFJ Lease & Finance Co., Ltd.	297,001	0.1
139,000	Mitsui Fudosan Co., Ltd.	2,195,810	0.5
26,000	Miyazaki Bank Ltd.	61,514	0.0
3,915,400	Mizuho Financial Group, Inc.	5,733,654	1.4
219	Monex Beans Holdings, Inc.	34,008	0.0
88,611	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,927,970	0.5
2,900	Musashino Bank Ltd.	103,832	0.0
21,000	Nagano Bank Ltd.	48,209	0.0
27,000	Nanto Bank Ltd.	162,229	0.1
96,000	Nishi-Nippon City Bank Ltd.	295,023	0.1
3,200	Nisshin Fudosan Co.	16,500	0.0
62,150	NKSJ Holdings, Inc.	1,379,691	0.3
624,900	Nomura Holdings, Inc.	2,278,955	0.6
14,800	Nomura Real Estate Holdings, Inc.	223,912	0.1
247	NTT Urban Development Corp.	179,491	0.1
25,000	Ogaki Kyoritsu Bank Ltd.	86,463	0.0
15,000	Oita Bank Ltd.	50,199	0.0
18,000	Okasan Securities Group, Inc.	60,715	0.0
16,200	ORIX Corp.	1,271,497	0.3
12,600	Osaka Securities Finance Co., Ltd.	22,424	0.0
4,800	Pocket Card Co., Ltd.	17,501	0.0
15,800	Promise Co., Ltd.	132,468	0.0
194,100	Resona Holdings, Inc.	926,076	0.2
800	Ricoh Leasing Co., Ltd.	17,804	0.0
15,000	San-In Godo Bank Ltd.	115,535	0.0
3,000	Sankei Building Co., Ltd.	14,655	0.0
36,400	Sapporo Hokuyo Holdings, Inc.	128,989	0.0
3,965	Softbank Investment Corp.	342,607	0.1
96,950	Senshu Ikeda Holdings, Inc.	158,695	0.1
33,000	Shiga Bank Ltd.	227,036	0.1
19,000	Shikoku Bank Ltd.	77,777	0.0
2,000	Shimizu Bank Ltd.	89,267	0.0
178,000	Shinsei Bank Ltd.	200,072	0.1
95,000	Shizuoka Bank Ltd.	995,341	0.3
5,900	Shoei Co., Ltd./Chiyoda-ku	46,811	0.0
30,400	Sony Financial Holdings, Inc.	464,138	0.1
226,552	Sumitomo Mitsui Financial Group, Inc.	6,383,235	1.5
1,990	Sumitomo Real Estate Sales	84,245	0.0
73,000	Sumitomo Realty & Development Co., Ltd.	1,403,282	0.3

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Financials (continued)
196	Sun Frontier Fudousan Co., Ltd.	$20,047	0.0
825	Suncity Co., Ltd.	754	0.0
35,000	Suruga Bank Ltd.	340,978	0.1
111,900	T&D Holdings, Inc.	1,054,264	0.3
5,200	Takara Leben Co., Ltd.	22,937	0.0
18,200	TOC Co., Ltd.	87,659	0.0
15,000	Tochigi Bank Ltd.	58,223	0.0
25,000	Toho Bank Ltd.	69,270	0.0
39,000	Tohoku Bank Ltd.	66,829	0.0
41,000	Tokai Tokyo Financial Holdings	124,821	0.0
112,600	Tokio Marine Holdings, Inc.	2,853,621	0.7
7,000	Tokyo Rakutenchi Co., Ltd.	24,872	0.0
59,000	Tokyo Tatemono Co., Ltd.	179,551	0.1
8,000	Tokyo Tatemono Real Estate Sales Co., Ltd.	23,947	0.0
28,000	Tokyo Theatres Co., Inc.	41,425	0.0
5,400	Tokyo Tomin Bank Ltd.	70,439	0.0
69,000	Tokyu Land Corp.	248,001	0.1
4,100	Tokyu Livable, Inc.	36,661	0.0
18,000	Tomato Bank Ltd.	33,251	0.0
27,800	TOMONY Holdings, Inc.	125,337	0.0
28,000	Tottori Bank Ltd.	63,193	0.0
47,000	Towa Bank Ltd.	59,858	0.0
10,000	Toyo Securities Co., Ltd.	14,683	0.0
9,400	Tsukuba Bank Ltd.	34,956	0.0
2,700	Yachiyo Bank Ltd.	76,926	0.0
16,000	Yamagata Bank Ltd.	87,425	0.0
22,000	Yamaguchi Financial Group, Inc.	222,347	0.1
13,000	Yamanashi Chuo Bank Ltd.	59,692	0.0
		66,678,712	15.6
	Health Care: 6.3%
8,700	Alfresa Holdings Corp.	363,748	0.1
1,000	As One Corp.	20,998	0.0
8,000	ASKA Pharmaceutical Co., Ltd.	67,335	0.0
69,300	Astellas Pharma, Inc.	2,615,862	0.6
2,800	BML, Inc.	72,176	0.0
33,100	Chugai Pharmaceutical Co., Ltd.	560,730	0.1
1,500	CMIC Co., Ltd.	26,749	0.0
1,100	Create Medic Co., Ltd.	11,607	0.0
106,000	Daiichi Sankyo Co., Ltd.	2,209,728	0.5
22,400	Dainippon Sumitomo Pharma Co., Ltd.	246,180	0.1
2,000	Eiken Chemical Co., Ltd.	26,794	0.0
38,700	Eisai Co., Ltd.	1,561,488	0.4
13	EPS Co., Ltd.	29,535	0.0
3,500	Falco Biosystems Ltd.	42,607	0.0
1,000	Fuso Pharmaceutical Industries Ltd.	2,956	0.0
10,200	Hisamitsu Pharmaceutical Co., Inc.	490,099	0.1
5,000	Hitachi Medical Corp.	54,894	0.0
1,300	Hogy Medical Co., Ltd.	60,063	0.0
261	I’rom Holdings Co., Ltd.	11,511	0.0
4,300	Japan Medical Dynamic Marketing, Inc.	9,884	0.0
14,000	Jeol Ltd.	39,898	0.0
8,000	Kaken Pharmaceutical Co., Ltd.	111,803	0.0
6,100	Kissei Pharmaceutical Co., Ltd.	133,330	0.0
8,000	Kyorin Co., Ltd.	167,293	0.1
42,000	Kyowa Hakko Kogyo Co., Ltd.	468,284	0.1
36	M3, Inc.	179,226	0.1
30,000	Mediceo Paltac Holdings Co., Ltd.	303,874	0.1
8,300	Miraca Holdings, Inc.	364,816	0.1
27,300	Mitsubishi Tanabe Pharma Corp.	507,547	0.1
10,000	Mochida Pharmaceutical Co., Ltd.	114,702	0.0
5,800	Nagaileben Co., Ltd.	88,673	0.0
5,400	Nichii Gakkan Co.	61,037	0.0
7,200	Nihon Kohden Corp.	193,906	0.1
8,000	Nikkiso Co., Ltd.	70,916	0.0
16,000	Nippon Chemiphar Co., Ltd.	65,630	0.0
3,000	Nippon Shinyaku Co., Ltd.	38,519	0.0
9,000	Nipro Corp.	84,709	0.0
4,700	Nissui Pharmaceutical Co., Ltd.	42,305	0.0
38,900	Olympus Corp.	1,200,603	0.3
16,300	Ono Pharmaceutical Co., Ltd.	972,531	0.2
73,100	Otsuka Holdings Co. Ltd.	2,002,665	0.5
1,200	Paramount Bed Co., Ltd.	32,812	0.0
18,000	Rohto Pharmaceutical Co., Ltd.	235,095	0.1
10,700	Santen Pharmaceutical Co., Ltd.	449,703	0.1
2,000	Sawai Pharmaceutical Co., Ltd.	215,894	0.1
7,300	Seikagaku Corp.	85,452	0.0
7,400	Shin Nippon Biomedical Laboratories Ltd.	21,807	0.0
49,400	Shionogi & Co., Ltd.	730,895	0.2
7,600	Ship Healthcare Holdings, Inc.	187,633	0.1
13,600	Suzuken Co., Ltd.	365,794	0.1
11,700	Sysmex Corp.	420,956	0.1
3,100	Taiko Pharmaceutical Co., Ltd.	33,391	0.0
27,000	Taisho Pharmaceutical Co., Ltd.	666,694	0.2
118,000	Takeda Pharmaceutical Co., Ltd.	5,596,534	1.3
23,600	Terumo Corp.	1,228,246	0.3
6,800	Toho Pharmaceutical Co., Ltd.	83,473	0.0
3,800	Torii Pharmaceutical Co., Ltd.	78,341	0.0
1,600	Towa Pharmaceutical Co., Ltd.	73,431	0.0
9,500	Tsumura & Co.	302,896	0.1
9,300	Vital KSK Holdings, Inc.	81,424	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Health Care (continued)
7,000	Wakamoto Pharmaceutical Co., Ltd.	$23,552	0.0
3,000	ZERIA Pharmaceutical Co., Ltd.	51,352	0.0
		26,662,586	6.3
	Industrials: 20.0%
5,000	A&A Material Corp.	4,527	0.0
2,600	Advan Co., Ltd.	24,833	0.0
11,000	Advanex, Inc.	9,311	0.0
3,200	Aeon Delight Co., Ltd.	68,678	0.0
7,500	Aica Kogyo Co., Ltd.	107,292	0.0
4,200	Aichi Corp.	17,237	0.0
1,800	Aida Engineering Ltd.	8,621	0.0
1,900	Airtech Japan Ltd.	8,203	0.0
412,000	All Nippon Airways Co., Ltd.	1,289,430	0.3
49,000	Amada Co., Ltd.	322,322	0.1
11,600	Amano Corp.	104,316	0.0
6,000	Anest Iwata Corp.	25,296	0.0
10,600	Arrk Corp.	10,156	0.0
2,900	Asahi Diamond Industrial Co., Ltd.	40,339	0.0
154,000	Asahi Glass Co., Ltd.	1,503,537	0.4
4,800	Asahi Holdings, Inc.	101,795	0.0
5,600	Asahi Kogyosha Co., Ltd.	24,677	0.0
11,000	Asanuma Corp.	10,469	0.0
2,500	Asunaro Aoki Construction Co., Ltd.	13,959	0.0
3,000	Bando Chemical Industries Ltd.	11,395	0.0
7,000	Bunka Shutter Co., Ltd.	21,487	0.0
29,000	Central Glass Co., Ltd.	141,401	0.1
264	Central Japan Railway Co.	2,303,876	0.6
1,300	Central Security Patrols Co., Ltd.	13,395	0.0
27,000	Chiyoda Corp.	263,228	0.1
1,800	Chiyoda Integre Co., Ltd.	25,037	0.0
5,600	Chudenko Corp.	72,952	0.0
9,000	Chugai Ro Co., Ltd.	29,837	0.0
6,700	CKD Corp.	39,526	0.0
15,400	COMSYS Holdings Corp.	151,684	0.1
5,500	Cosel Co., Ltd.	82,519	0.0
5,600	CTI Engineering Co., Ltd.	39,542	0.0
97,000	Dai Nippon Printing Co., Ltd.	1,003,089	0.3
10,000	Dai-Dan Co., Ltd.	70,484	0.0
6,000	Daido Kogyo Co., Ltd.	11,685	0.0
11,500	Daifuku Co., Ltd.	61,670	0.0
15,000	Daihen Corp.	57,192	0.0
20,000	Daiho Corp.	24,184	0.0
26,000	Daiichi Chuo KK	32,770	0.0
11,000	Daiichi Jitsugyo Co., Ltd.	48,621	0.0
35,200	Daikin Industries Ltd.	1,008,210	0.3
500	Daiohs Corp.	3,180	0.0
1,300	Daiseki Co., Ltd.	25,726	0.0
5,000	Daisue Construction Co., Ltd.	2,791	0.0
9,000	Danto Holdings Corp.	9,053	0.0
1,500	Denyo Co., Ltd.	18,498	0.0
3,000	Dijet Industrial Co., Ltd.	6,077	0.0
17	Dream Incubator, Inc.	14,242	0.0
10,300	Duskin Co., Ltd.	210,212	0.1
51,800	East Japan Railway Co.	3,140,459	0.8
55,000	Ebara Corp.	217,609	0.1
400	Ebara Jitsugyo Co., Ltd.	6,429	0.0
31,000	Enshu Ltd.	34,119	0.0
31,400	Fanuc Ltd.	4,325,221	1.0
27,200	Fudo Tetra Corp.	56,054	0.0
70,000	Fuji Electric Holdings Co., Ltd.	181,206	0.1
53,000	Fujikura Ltd.	173,497	0.1
20,000	Fujitec Co., Ltd.	108,248	0.0
1,600	Fukushima Industries Corp.	19,726	0.0
16,000	Fukuyama Transporting Co., Ltd.	97,389	0.0
101	FULLCAST Holdings Co., Ltd.	16,973	0.0
9,700	Funai Consulting Co., Ltd.	66,373	0.0
15,000	Furukawa Co., Ltd.	14,599	0.0
101,000	Furukawa Electric Co., Ltd.	275,073	0.1
4,900	Futaba Corp.	100,569	0.0
2,500	Gakujo Co., Ltd.	8,833	0.0
8,200	Glory Ltd.	192,761	0.1
59,000	GS Yuasa Corp.	276,656	0.1
400	Hamakyorex Co., Ltd.	12,231	0.0
209,000	Hankyu Hanshin Holdings, Inc.	893,837	0.2
23,000	Hanwa Co., Ltd.	103,960	0.0
37,800	Hazama Corp.	54,449	0.0
2,000	Helios Techno Holdings Co., Ltd.	4,183	0.0
2,800	Hibiya Engineering Ltd.	31,685	0.0
38,000	Hino Motors Ltd.	226,091	0.1
2,500	Hirakawa Hewtech Corp.	25,806	0.0
5,000	Hisaka Works Ltd.	55,840	0.0
19,000	Hitachi Cable Ltd.	49,453	0.0
16,200	Hitachi Construction Machinery Co., Ltd.	271,238	0.1
800	Hitachi Tool Engineering Ltd.	8,542	0.0
6,900	Hitachi Transport System Ltd.	128,146	0.0
112,500	Hitachi Zosen Corp.	167,695	0.1
5,300	Hoshizaki Electric Co., Ltd.	129,121	0.0
8,000	Hosokawa Micron Corp.	35,942	0.0
23,000	Howa Machinery Ltd.	17,685	0.0
8,600	Ichinen Holdings Co., Ltd.	44,358	0.0
1,000	Idec Corp.	10,804	0.0
223,000	Ishikawajima - Harima Heavy Industries Co., Ltd.	491,632	0.1
4,900	Iino Kaiun Kaisha Ltd.	25,915	0.0
2,700	Inaba Denki Sangyo Co., Ltd.	82,969	0.0
7,000	Inaba Seisakusho Co., Ltd.	82,840	0.0
4,700	Inabata & Co., Ltd.	26,720	0.0
7,000	Inui Steamship Co., Ltd.	26,944	0.0
21,000	Iseki & Co., Ltd.	51,614	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Industrials (continued)
3,000	Ishii Iron Works Co., Ltd.	$5,449	0.0
7,000	Ishikawa Seisakusho Ltd.	4,638	0.0
207,300	Itochu Corp.	1,980,923	0.5
1,100	Itoki Corp.	2,441	0.0
12,000	Iwasaki Electric Co., Ltd.	26,193	0.0
19,000	Iwatani International Corp.	64,380	0.0
700	Jalux, Inc.	6,909	0.0
9,700	Japan Airport Terminal Co., Ltd.	144,295	0.1
22,000	Japan Pulp & Paper Co., Ltd.	83,456	0.0
53,000	Japan Steel Works Ltd.	316,142	0.1
11,000	Japan Transcity Corp.	35,530	0.0
18,000	JFE Shoji Holdings, Inc.	79,413	0.0
36,000	JGC Corp.	880,354	0.2
6,800	JK Holdings Co., Ltd.	32,590	0.0
39,670	JS Group Corp.	1,110,556	0.3
35,200	JTEKT Corp.	421,204	0.1
9,000	Juki Corp.	16,966	0.0
170,000	Kajima Corp.	557,948	0.1
32,000	Kamigumi Co., Ltd.	285,634	0.1
3,000	Kanaden Corp.	20,561	0.0
9,000	Kanagawa Chuo Kotsu Co., Ltd.	49,563	0.0
5,000	Kandenko Co., Ltd.	23,282	0.0
22,000	Kanematsu Corp.	18,801	0.0
10,800	Kanematsu-NNK Corp.	18,684	0.0
2,500	Katakura Industries Co., Ltd.	25,808	0.0
18,000	Kato Works Co., Ltd.	46,955	0.0
2,300	Kawada Technologies, Inc.	36,747	0.0
243,000	Kawasaki Heavy Industries Ltd.	619,671	0.2
102,000	Kawasaki Kisen Kaisha Ltd.	212,124	0.1
75,000	Keihan Electric Railway Co., Ltd.	360,252	0.1
84,000	Keihin Electric Express Railway Co., Ltd.	775,511	0.2
86,000	Keio Corp.	615,261	0.2
49,000	Keisei Electric Railway Co., Ltd.	332,260	0.1
6,900	Kimura Chemical Plants Co., Ltd.	28,364	0.0
700	Kimura Unity Co., Ltd.	6,319	0.0
27,000	Kinden Corp.	233,448	0.1
4,500	King Jim Co., Ltd.	35,309	0.0
11,000	Kinki Sharyo Co., Ltd.	39,465	0.0
295,000	Kintetsu Corp.	1,112,244	0.3
3,100	Kintetsu World Express, Inc.	88,663	0.0
10,000	Kitagawa Iron Works Co., Ltd.	14,913	0.0
11,000	Kitano Construction Corp.	23,971	0.0
5,500	Kitazawa Sangyo Co., Ltd.	11,335	0.0
7,000	Kitz Corp.	35,381	0.0
12,700	Kokuyo Co., Ltd.	102,041	0.0
13,950	Komai Tekko, Inc.	34,459	0.0
150,100	Komatsu Ltd.	3,236,165	0.8
3,500	Komatsu Wall Industry Co., Ltd.	31,299	0.0
1,200	Komori Corp.	7,890	0.0
3,200	Kosaido Co., Ltd.	7,531	0.0
3,000	KRS Corp.	34,464	0.0
136,000	Kubota Corp.	1,109,089	0.2
22,000	Kumagai Gumi Co., Ltd.	18,845	0.0
17,400	Kurita Water Industries Ltd.	487,775	0.1
1,600	Kuroda Electric Co., Ltd.	19,058	0.0
5,000	Kyodo Printing Co., Ltd.	12,389	0.0
5,000	Kyoei Sangyo Co., Ltd./Tokyo	8,968	0.0
1,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	6,960	0.0
12,100	Kyowa Exeo Corp.	115,466	0.0
10,000	Kyudenko Corp.	68,462	0.0
4,600	Mabuchi Motor Co., Ltd.	213,644	0.1
13,000	Maeda Corp.	48,072	0.0
8,000	Maeda Road Construction Co., Ltd.	87,250	0.0
4,800	Maezawa Industries, Inc.	11,876	0.0
2,500	Maezawa Kasei Industries Co., Ltd.	27,500	0.0
2,300	Maezawa Kyuso Industries Co., Ltd.	30,917	0.0
13,000	Makino Milling Machine Co.	76,359	0.0
20,300	Makita Corp.	722,532	0.2
263,000	Marubeni Corp.	1,468,582	0.4
3,200	Maruwn Corp.	8,038	0.0
10,000	Maruyama Manufacturing Co., Inc.	21,567	0.0
19,000	Maruzen Showa Unyu Co., Ltd.	71,264	0.0
1,500	Matsuda Sangyo Co., Ltd.	22,673	0.0
5,000	Matsui Construction Co., Ltd.	21,250	0.0
3,000	Max Co., Ltd.	38,825	0.0
35,000	Meidensha Corp.	130,338	0.0
2,000	Meitec Corp.	38,233	0.0
4,200	Meito Transportation Co., Ltd.	34,673	0.0
9,000	Meiwa Corp.	26,277	0.0
52,000	Minebea Co., Ltd.	174,570	0.1
14,610	Mirait Holdings Corp.	116,187	0.0
9,400	MISUMI Group, Inc.	208,893	0.1
237,600	Mitsubishi Corp.	4,837,450	1.1
303,000	Mitsubishi Electric Corp.	2,683,933	0.6
505,000	Mitsubishi Heavy Industries Ltd.	2,129,889	0.5
18,000	Mitsubishi Kakoki Kaisha Ltd.	36,521	0.0
23,000	Mitsubishi Logistics Corp.	247,825	0.1
1,400	Mitsubishi Pencil Co., Ltd.	25,800	0.0
7,000	Mitsuboshi Belting Co., Ltd.	39,459	0.0
256,200	Mitsui & Co., Ltd.	3,711,127	0.9
135,000	Mitsui Engineering & Shipbuilding Co., Ltd.	226,709	0.1
28,000	Mitsui Matsushima Co., Ltd.	48,803	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Industrials (continued)
157,000	Mitsui OSK Lines Ltd.	$604,904	0.2
5,000	Mitsui-Soko Co., Ltd.	19,347	0.0
12,000	Mitsumura Printing Co., Ltd.	40,903	0.0
4,900	Miura Co., Ltd.	143,472	0.1
2,600	Miyachi Corp.	22,858	0.0
5,000	Miyaji Engineering Group, Inc.	5,000	0.0
3,200	Miyakoshi Corp.	9,542	0.0
2,000	MonotaRO Co., Ltd.	20,087	0.0
18,900	Mori Seiki Co., Ltd.	170,009	0.1
9,000	Morita Holdings Corp.	53,355	0.0
4,700	Moshi Moshi Hotline, Inc.	45,790	0.0
13,900	Nabtesco Corp.	262,718	0.1
2,500	NAC Co., Ltd.	48,468	0.0
30,000	Nachi-Fujikoshi Corp.	145,938	0.1
15,300	Nagase & Co., Ltd.	188,945	0.1
120,000	Nagoya Railroad Co., Ltd.	349,757	0.1
1,500	Nakano Corp.	3,683	0.0
72,000	Nankai Electric Railway Co., Ltd.	317,264	0.1
6,800	NEC Networks & System Integration Corp.	106,689	0.0
41,000	NGK Insulators Ltd.	616,945	0.2
10,000	Nichias Corp.	58,409	0.0
1,600	Nichiden Corp.	56,144	0.0
1,000	Nichiha Corp.	11,211	0.0
13,000	Nichireki Co., Ltd.	67,852	0.0
15,000	Nidec Corp.	1,208,052	0.3
13	Nihon M&A Center, Inc.	74,269	0.0
1,250	Nihon Trim Co., Ltd.	31,314	0.0
5,000	Nikko Co., Ltd.	19,277	0.0
8,000	Nippo Corp.	69,760	0.0
19,000	Nippon Carbon Co., Ltd.	59,723	0.0
53,300	Nippon Conveyor Co., Ltd.	50,193	0.0
6,000	Nippon Densetsu Kogyo Co., Ltd.	63,985	0.0
124,000	Nippon Express Co., Ltd.	528,920	0.1
1,300	Nippon Filcon Co., Ltd./Tokyo	7,251	0.0
3,200	Nippon Kanzai Co., Ltd.	61,395	0.0
13,000	Nippon Koei Co., Ltd.	47,354	0.0
11,500	Nippon Konpo Unyu Soko Co., Ltd.	143,200	0.1
2,100	Nippon Kucho Service Co., Ltd.	19,774	0.0
1,000	Nippon Road Co., Ltd.	2,674	0.0
1,000	Nippon Seisen Co., Ltd.	4,735	0.0
9,000	Nippon Sharyo Ltd.	38,431	0.0
149,000	Nippon Sheet Glass Co., Ltd.	333,362	0.1
6,000	Nippon Steel Trading Co., Ltd.	16,857	0.0
6,000	Nippon Thompson Co., Ltd.	35,837	0.0
270,880	Nippon Yusen KK	734,741	0.2
10,000	Nippon Yusoki Co., Ltd.	27,585	0.0
60,000	Nishimatsu Construction Co., Ltd.	93,213	0.0
47,000	Nishi-Nippon Railroad Co., Ltd.	222,270	0.1
6,900	Nissei Plastic Industrial Co., Ltd.	21,945	0.0
4,700	Nissha Printing Co., Ltd.	54,134	0.0
20,000	Nissin Corp.	49,962	0.0
3,000	Nissin Electric Co., Ltd.	22,446	0.0
3,400	Nitta Corp.	72,542	0.0
15,000	Nitto Boseki Co., Ltd.	45,753	0.0
3,800	Nitto Kogyo Corp.	51,602	0.0
700	Nitto Kohki Co., Ltd.	17,152	0.0
7,000	Nitto Seiko Co., Ltd.	18,529	0.0
11,000	Nomura Co., Ltd.	35,316	0.0
3,000	Noritake Co., Ltd.	10,643	0.0
5,200	Noritz Corp.	118,912	0.0
20,000	NS United Kaiun Kaisha Ltd.	28,928	0.0
72,000	NSK Ltd.	529,125	0.1
78,000	NTN Corp.	365,800	0.1
1,400	Obara Corp.	16,748	0.0
108,000	Obayashi Corp.	533,463	0.1
3,000	Obayashi Road Corp.	7,610	0.0
104,000	Odakyu Electric Railway Co., Ltd.	988,539	0.2
1,200	Oiles Corp.	23,520	0.0
12,000	Okamura Corp.	90,593	0.0
16,000	OKK Corp.	18,005	0.0
26,000	Okuma Corp.	157,919	0.1
18,000	Okumura Corp.	70,023	0.0
2,300	Onoken Co., Ltd.	21,095	0.0
8,000	Organo Corp.	61,964	0.0
8,500	OSG Corp.	102,383	0.0
4,000	Oyo Corp.	41,464	0.0
10,400	Park24 Co., Ltd.	129,257	0.0
5,000	Pasco Corp.	16,401	0.0
65	Pasona Group, Inc.	66,055	0.0
6,200	Pegasus Sewing Machine Manufacturing Co., Ltd.	17,085	0.0
14,000	Penta-Ocean Construction Co., Ltd.	40,521	0.0
21	Pilot Corp.	44,434	0.0
6,600	Pronexus, Inc.	33,982	0.0
3,200	PS Mitsubishi Construction Co., Ltd.	10,782	0.0
6,800	Raito Kogyo Co., Ltd.	28,070	0.0
29,000	Rasa Industries Ltd.	47,506	0.0
7,200	Rheon Automatic Machinery Co., Ltd.	16,931	0.0
7,000	Ryobi Ltd.	31,983	0.0
14,000	Sakai Heavy Industries Ltd.	25,930	0.0
1,900	Sakai Moving Service Co., Ltd.	42,555	0.0
25,000	Sakurada Co., Ltd.	5,186	0.0
7,300	Sanix, Inc.	23,183	0.0
5,000	Sanki Engineering Co., Ltd.	27,817	0.0
16,000	Sanko Metal Industrial Co., Ltd.	52,216	0.0
35,000	Sankyu, Inc.	164,842	0.1
30,000	Sanwa Shutter Corp.	98,274	0.0
21,000	Sasebo Heavy Industries Co., Ltd.	34,478	0.0
12,000	Sata Construction Co., Ltd.	9,687	0.0
1,100	Sato Holding Corp.	14,442	0.0
2,900	Sato Shoji Corp.	17,915	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Industrials (continued)
1,000	Sawafuji Electric Co., Ltd.	$3,444	0.0
32,800	Secom Co., Ltd.	1,582,029	0.4
3,000	Seibu Electric Industry Co., Ltd.	13,566	0.0
6,000	Seika Corp.	17,209	0.0
67,000	Seikitokyu Kogyo Co., Ltd.	39,041	0.0
16,000	Seino Holdings Co., Ltd.	130,108	0.0
3,000	Sekisui Jushi Corp.	31,356	0.0
14,000	Senko Co., Ltd.	56,386	0.0
13,000	Shibusawa Warehouse Co., Ltd.	41,419	0.0
5,900	Shibuya Kogyo Co., Ltd.	61,479	0.0
3,300	Shima Seiki Manufacturing Ltd.	61,112	0.0
101,000	Shimizu Corp.	443,312	0.1
3,000	Shin Nippon Air Technologies Co., Ltd.	15,918	0.0
9,000	Shin-Keisei Electric Railway Co., Ltd.	41,141	0.0
1,000	Shin-Kobe Electric Machinery Co., Ltd.	16,956	0.0
5,000	Shinmaywa Industries Ltd.	18,639	0.0
14,100	Shinnihon Corp.	37,743	0.0
15,000	Shinsho Corp.	37,848	0.0
1,600	Shinwa Co., Ltd./Nagoya	18,681	0.0
2,800	SHO-BOND Holdings Co., Ltd.	67,369	0.0
14,000	Sinfonia Technology Co.	36,822	0.0
3,500	Sintokogio Ltd.	34,252	0.0
9,100	SMC Corp.	1,330,077	0.3
2,000	Soda Nikka Co., Ltd.	9,164	0.0
11,000	Sohgo Security Services Co., Ltd.	123,469	0.0
200,500	Sojitz Corp.	366,294	0.1
56,000	Sotetsu Holdings, Inc.	187,446	0.1
10,000	Subaru Enterprise Co., Ltd.	30,162	0.0
3,100	Sugimoto & Co., Ltd.	30,993	0.0
10,000	Sumikin Bussan Corp.	22,605	0.0
35,200	Sumiseki Holdings, Inc.	32,638	0.0
163,500	Sumitomo Corp.	2,023,078	0.5
1,800	Sumitomo Densetsu Co., Ltd.	9,835	0.0
111,300	Sumitomo Electric Industries Ltd.	1,307,151	0.3
89,700	Sumitomo Heavy Industries	458,712	0.1
17,500	Sumitomo Mitsui Construction Co., Ltd.	11,584	0.0
8,000	Sumitomo Precision Products	53,548	0.0
18,000	Sumitomo Warehouse Co., Ltd.	83,077	0.0
19,000	SWCC Showa Holdings Co., Ltd.	18,710	0.0
13,000	Tadano Ltd.	90,188	0.0
1,000	Taihei Dengyo Kaisha Ltd.	6,359	0.0
11,000	Taihei Kogyo Co., Ltd.	52,078	0.0
36,000	Taiheiyo Kouhatsu, Inc.	30,209	0.0
700	Taikisha Ltd.	15,756	0.0
161,500	Taisei Corp.	444,610	0.1
700	Takano Co., Ltd.	4,624	0.0
7,000	Takaoka Electric Manufacturing Co., Ltd.	17,552	0.0
6,500	Takara Printing Co., Ltd.	51,872	0.0
12,000	Takara Standard Co., Ltd.	99,313	0.0
5,600	Takasago Thermal Engineering Co., Ltd.	48,639	0.0
20,000	Takashima & Co., Ltd.	43,718	0.0
12,000	Takuma Co., Ltd.	49,110	0.0
1,400	Tanaka Co., Ltd./Tokyo	7,636	0.0
1,000	Tatsuta Electric Wire and Cable Co., Ltd.	5,079	0.0
800	Teikoku Electric Manufacturing Co., Ltd.	18,923	0.0
8,000	Tekken Corp.	8,688	0.0
3,000	Temp Holdings Co., Ltd.	27,782	0.0
20,500	THK Co., Ltd.	341,136	0.1
10,000	Toa Corp.	17,485	0.0
16,000	TOA Road Corp.	30,236	0.0
6,700	Tobishima Corp.	7,055	0.0
141,000	Tobu Railway Co., Ltd.	664,161	0.2
3,100	Tocalo Co., Ltd.	60,511	0.0
39,000	Toda Corp.	152,081	0.1
10,000	Toenec Corp.	59,729	0.0
14,300	TOKAI Holdings Corp.	76,258	0.0
3,000	Tokyo Energy & Systems, Inc.	14,166	0.0
14,000	TOKYO KEIKI INC.	21,840	0.0
500	Tokyu Community Corp.	16,726	0.0
5,560	Tokyu Construction Co., Ltd.	16,729	0.0
180,000	Tokyu Corp.	904,531	0.2
20,000	Toli Corp.	38,302	0.0
3,000	Tomoe Corp.	10,903	0.0
16,000	Tonami Holdings Co., Ltd.	35,323	0.0
8,700	Toppan Forms Co., Ltd.	69,625	0.0
86,000	Toppan Printing Co., Ltd.	626,365	0.2
5,300	Torishima Pump Manufacturing Co., Ltd.	74,436	0.0
8,000	Toshiba Machine Co., Ltd.	33,207	0.0
1,000	Toshiba Plant Systems & Services Corp.	9,912	0.0
23,000	Tosho Printing Co., Ltd.	47,234	0.0
3,000	Totetsu Kogyo Co., Ltd.	24,915	0.0
48,000	Toto Ltd.	423,390	0.1
11,500	Totoku Electric Co., Ltd.	12,104	0.0
74,000	Toyo Construction Co., Ltd.	76,254	0.0
3,000	Toyo Electric Manufacturing Co., Ltd.	15,093	0.0
23,000	Toyo Engineering Corp.	76,684	0.0
7,000	Toyo Logistics Co., Ltd.	15,962	0.0
900	Toyo Tanso Co., Ltd.	37,419	0.0
5,000	Toyo Wharf & Warehouse Co., Ltd.	8,866	0.0
36,000	Toyota Tsusho Corp.	615,907	0.2
1,800	Trusco Nakayama Corp.	37,042	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Industrials (continued)
20,000	Tsubakimoto Chain Co.	$103,956	0.0
6,000	Tsubakimoto Kogyo Co., Ltd.	16,066	0.0
6,000	Tsudakoma Corp.	11,325	0.0
7,000	Tsugami Corp.	27,488	0.0
7,000	Tsukishima Kikai Co., Ltd.	60,409	0.0
3,000	Tsurumi Manufacturing Co., Ltd.	25,250	0.0
6,000	Uchida Yoko Co., Ltd.	16,084	0.0
7,100	Ueki Corp.	15,485	0.0
1,200	Union Tool Co.	20,948	0.0
18,800	Ushio, Inc.	286,215	0.1
5,900	Utoc Corp.	20,462	0.0
66,000	Wakachiku Construction Co., Ltd.	91,329	0.0
3,000	Weathernews, Inc.	96,257	0.0
29,500	West Japan Railway Co.	1,264,547	0.3
4,600	Yahagi Construction Co., Ltd.	25,140	0.0
3,400	YAMABIKO Corp.	42,194	0.0
5,000	Yamato Corp.	21,582	0.0
64,900	Yamato Holdings Co., Ltd.	1,183,209	0.3
6,200	Yamazen Corp.	46,054	0.0
5,200	Yasuda Warehouse Co., Ltd.	33,193	0.0
8,000	Yondenko Corp.	34,468	0.0
20,000	Yuasa Trading Co., Ltd.	28,873	0.0
7,000	Yuken Kogyo Co., Ltd.	15,570	0.0
3,000	Yurtec Corp.	15,060	0.0
1,800	Yusen Air & Sea Service Co., Ltd.	23,848	0.0
1,500	Yushin Precision Equipment Co., Ltd.	28,303	0.0
		85,588,385	20.0
	Information Technology: 11.0%
3,100	A&D Co., Ltd.	11,967	0.0
22,400	Advantest Corp.	241,454	0.1
1,200	Agrex, Inc.	11,830	0.0
14,700	Ai Holdings Corp.	61,423	0.0
3,000	Aichi Tokei Denki Co., Ltd.	9,586	0.0
3,500	Aiphone Co., Ltd.	67,487	0.0
2,700	Alpha Systems, Inc.	43,263	0.0
26,300	Alps Electric Co., Ltd.	201,473	0.1
1,000	Anritsu Corp.	11,091	0.0
800	Argo Graphics, Inc.	10,466	0.0
1,600	Arisawa Manufacturing Co., Ltd.	7,662	0.0
3,000	Asahi Net, Inc.	13,992	0.0
2,025	Axell Corp.	46,932	0.0
41,500	Brother Industries Ltd.	487,570	0.1
6,100	CAC Corp.	50,028	0.0
2,000	Canon Electronics, Inc.	56,246	0.0
186,766	Canon, Inc.	8,480,306	2.0
4,300	Capcom Co., Ltd.	107,179	0.0
4,800	Computer Institute of Japan Ltd.	16,184	0.0
35,000	Citizen Watch Co., Ltd.	174,271	0.1
3,600	CMK Corp.	14,666	0.0
1,000	Computer Engineering & Consulting Ltd.	4,870	0.0
3,000	Cresco Ltd.	20,918	0.0
95	Cybernet Systems Co., Ltd.	25,388	0.0
54	Cybozu, Inc.	11,648	0.0
39,000	Dainippon Screen Manufacturing Co., Ltd.	238,418	0.1
1,800	Daito Electron Co., Ltd.	14,464	0.0
23,000	Daiwabo Holdings Co., Ltd.	51,260	0.0
3,000	Denki Kogyo Co., Ltd.	12,070	0.0
3,600	Disco Corp.	170,191	0.1
1,300	DTS Corp.	16,212	0.0
14	Dwango Co., Ltd.	25,290	0.0
198	eAccess Ltd.	49,998	0.0
2,000	Eizo Nanao Corp.	43,961	0.0
700	Elematec Corp.	12,146	0.0
30,300	Elpida Memory, Inc.	189,515	0.1
2,900	Enplas Corp.	56,771	0.0
1,000	ESPEC Corp.	6,811	0.0
1,100	Excel Co., Ltd.	11,009	0.0
281	Faith, Inc.	27,379	0.0
400	Fuji Soft, Inc.	6,588	0.0
67,300	Fuji Photo Film Co., Ltd.	1,564,086	0.4
291,000	Fujitsu Ltd.	1,372,312	0.3
106	Future Architect, Inc.	45,447	0.0
3,600	GMO internet, Inc.	14,218	0.0
20	GMO Payment Gateway, Inc.	93,425	0.0
3,800	Gourmet Navigator, Inc.	48,365	0.0
7,800	Gree, Inc.	237,879	0.1
10,200	Hamamatsu Photonics KK	411,124	0.1
2,200	Hioki EE Corp.	45,187	0.0
4,900	Hirose Electric Co., Ltd.	455,520	0.1
1,200	Hitachi Business Solution Co., Ltd.	10,144	0.0
9,400	Hitachi High-Technologies Corp.	188,630	0.1
9,000	Hitachi Kokusai Electric, Inc.	57,834	0.0
676,146	Hitachi Ltd.	3,356,433	0.8
6,000	Hochiki Corp.	31,920	0.0
23,000	Hokuriku Electric Industry Co., Ltd.	35,882	0.0
5,200	Horiba Ltd.	157,891	0.1
8,300	Hosiden Corp.	59,125	0.0
69,100	Hoya Corp.	1,602,053	0.4
20,000	Ibiden Co., Ltd.	422,641	0.1
2,700	Icom, Inc.	69,214	0.0
38,000	Ikegami Tsushinki Co., Ltd.	23,784	0.0
7,300	Ines Corp.	48,839	0.0
1,300	I-Net Corp.	7,813	0.0
25	Internet Initiative Japan, Inc.	116,035	0.0
2,800	Information Services International-Dentsu Ltd.	22,947	0.0
9,500	IT Holdings Corp.	92,012	0.0
10,000	Itfor, Inc.	34,554	0.0
2,500	Itochu Techno-Solutions Corp.	112,474	0.0
20,000	Iwatsu Electric Co., Ltd.	17,661	0.0
7,000	Japan Aviation Electronics Industry Ltd.	46,966	0.0
6,200	Japan Cash Machine Co., Ltd.	57,264	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Information Technology (continued)
3,500	Japan Digital Laboratory Co.	$40,531	0.0
3,000	Japan Radio Co., Ltd.	7,929	0.0
5,800	Jastec Co., Ltd.	37,677	0.0
4,000	JBCC Holdings, Inc.	29,706	0.0
5,600	JBIS Holdings, Inc.	19,513	0.0
1,000	Kaga Electronics Co., Ltd.	10,702	0.0
4,400	Kakaku.com, Inc.	180,611	0.1
6,600	Keyence Corp.	1,806,118	0.4
1,800	Koa Corp.	19,507	0.0
14,623	Konami Corp.	490,920	0.1
86,000	Konica Minolta Holdings, Inc.	589,677	0.2
25,000	Kyocera Corp.	2,090,393	0.5
900	Macnica, Inc.	19,239	0.0
4,900	Macromill, Inc.	57,740	0.0
2,800	Marubun Corp.	11,654	0.0
1,400	Maruwa Co., Ltd./Aichi	59,447	0.0
400	Panasonic Electric Works Information systems Co., Ltd.	11,241	0.0
3,600	Megachips Corp.	50,901	0.0
1,600	Melco Holdings, Inc.	49,921	0.0
2,800	Mimasu Semiconductor Industry Co., Ltd.	26,146	0.0
900	Mitsui High-Tec, Inc.	4,377	0.0
12,200	Mitsumi Electric Co., Ltd.	81,574	0.0
31,300	Murata Manufacturing Co., Ltd.	1,699,410	0.4
8,200	Mutoh Holdings Co., Ltd.	13,482	0.0
3,800	Nagano Keiki Co., Ltd.	39,776	0.0
417,000	NEC Corp.	847,151	0.2
1,800	NEC Fielding Ltd.	64,945	0.0
69	Net One systems Co., Ltd.	181,434	0.1
6,000	New Japan Radio Co., Ltd.	9,353	0.0
7,200	Nichicon Corp.	87,117	0.0
7,000	Nidec Copal Electronics Corp.	50,980	0.0
7,000	Nidec Sankyo Corp.	41,387	0.0
2,300	Nihon Dempa Kogyo Co., Ltd.	25,544	0.0
1,100	Nihon Unisys Ltd.	6,183	0.0
17,200	Nintendo Co., Ltd.	2,527,328	0.6
3,400	Nippon Ceramic Co., Ltd.	66,770	0.0
16,000	Nippon Chemi-Con Corp.	57,452	0.0
67,000	Nippon Electric Glass Co., Ltd.	608,829	0.2
700	Nippon Systemware Co., Ltd.	2,672	0.0
7,000	Nohmi Bosai Ltd.	46,064	0.0
14,700	Nomura Research Institute Ltd.	335,794	0.1
2,600	NSD CO., Ltd.	21,352	0.0
221	NTT Data Corp.	682,106	0.2
500	OBIC Business Consultants Ltd.	28,884	0.0
940	Obic Co., Ltd.	182,703	0.1
600	Okaya Electric Industries Co., Ltd.	2,819	0.0
83,000	Oki Electric Industry Ltd.	75,354	0.0
33,600	Omron Corp.	659,854	0.2
1,000	Optex Co., Ltd.	13,156	0.0
4,700	Oracle Corp. Japan	165,467	0.1
3,000	Osaki Electric Co., Ltd.	29,531	0.0
1,900	Otsuka Corp.	130,968	0.0
2,300	Pixela Corp.	6,087	0.0
9,900	Renesas Electronics Corp.	66,039	0.0
96,000	Ricoh Co., Ltd.	804,604	0.2
2,800	Riso Kagaku Corp.	50,394	0.0
16,000	Rohm Co., Ltd.	834,637	0.2
3,400	Roland DG Corp.	36,362	0.0
4,000	Ryosan Co., Ltd.	88,363	0.0
3,100	Ryoyo Electro Corp.	29,460	0.0
12,000	Sanken Electric Co., Ltd.	45,658	0.0
2,900	Sanshin Electronics Co., Ltd.	25,271	0.0
6,600	Satori Electric Co., Ltd.	42,214	0.0
8,000	Saxa Holdings, Inc.	13,860	0.0
21,900	Seiko Epson Corp.	278,674	0.1
39,000	Shimadzu Corp.	328,984	0.1
8,000	Shindengen Electric Manufacturing Co., Ltd.	33,132	0.0
1,500	Shinkawa Ltd.	8,378	0.0
6,600	Shinko Electric Industries	46,907	0.0
4,000	Shinko Shoji Co., Ltd.	32,276	0.0
1,900	Siix Corp.	24,764	0.0
51	Simplex Technology, Inc.	17,021	0.0
12,000	SMK Corp.	44,600	0.0
36	Softbrain Co., Ltd.	3,435	0.0
19	So-net Entertainment Corp.	79,740	0.0
6,600	Soshin Electric Co., Ltd.	32,494	0.0
67	Sourcenext Corp.	13,950	0.0
6,500	Square Enix Co., Ltd.	117,045	0.0
3,400	Star Micronics Co., Ltd.	33,508	0.0
21,400	Sumco Corp.	199,845	0.1
4,944	SCSK Corp.	78,639	0.0
500	Sun-Wa Technos Corp.	4,541	0.0
700	Suzuden Corp.	4,802	0.0
27	SystemPro Co., Ltd.	22,046	0.0
3,500	Tachibana Eletech Co., Ltd.	30,567	0.0
15,000	Taiyo Yuden Co., Ltd.	109,364	0.0
9,000	Tamura Corp.	22,560	0.0
400	TDC Software Engineering, Inc.	3,842	0.0
18,100	TDK Corp.	631,392	0.2
39,000	Teac Corp.	14,944	0.0
9,000	TECMO KOEI HOLDINGS CO., Ltd.	86,189	0.0
2,600	TKC Corp.	54,457	0.0
10,000	Toko, Inc.	19,257	0.0
1,000	Tokyo Denpa Co., Ltd.	5,277	0.0
24,400	Tokyo Electron Ltd.	1,106,779	0.3
5,900	Tokyo Seimitsu Co., Ltd.	102,655	0.0
200	Tomen Devices Corp.	4,882	0.0
3,800	Tomen Electronics Corp.	46,035	0.0
10,000	Topcon Corp.	49,702	0.0
595,000	Toshiba Corp.	2,427,273	0.6

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Information Technology (continued)
20,000	Toshiba Tec Corp.	$74,995	0.0
800	Toukei Computer Co., Ltd.	11,536	0.0
9,400	Towa Corp.	40,812	0.0
5,900	Toyo Corp./Chuo-ku	66,886	0.0
2,900	Trans Cosmos, Inc.	35,104	0.0
14,000	Trend Micro, Inc.	437,853	0.1
1,500	UKC Holdings Corp.	15,922	0.0
6,500	Ulvac, Inc.	86,722	0.0
6,000	Uniden Corp.	21,773	0.0
78	Wacom Co., Ltd.	91,421	0.0
4,900	Y.A.C. Co., Ltd.	40,119	0.0
2,362	Yahoo! Japan Corp.	733,599	0.2
2,000	Yamaichi Electronics Co., Ltd.	5,098	0.0
5,500	Yamatake Corp.	117,723	0.0
38,000	Yaskawa Electric Corp.	286,484	0.1
34,000	Yokogawa Electric Corp.	321,613	0.1
2,600	Yokowo Co., Ltd.	15,870	0.0
		46,945,486	11.0
	Materials: 7.9%
16,000	Achilles Corp.	24,005	0.0
12,000	ADEKA Corp.	128,630	0.0
10,000	Aichi Steel Corp.	59,333	0.0
23,000	Air Water, Inc.	284,289	0.1
16,000	Araya Industrial Co., Ltd.	25,834	0.0
189,000	Asahi Kasei Corp.	1,132,703	0.3
16,000	Asahi Organic Chemicals Industry Co., Ltd.	44,522	0.0
11,000	Chuetsu Pulp & Paper Co., Ltd.	17,576	0.0
6,000	Chugoku Marine Paints Ltd.	43,758	0.0
13,000	Chugokukogyo Co., Ltd.	13,795	0.0
36,000	Dai Nippon Toryo Co., Ltd.	38,676	0.0
45,000	Daicel Corp.	256,185	0.1
59,000	Daido Steel Co., Ltd.	352,867	0.1
7,000	Dai-Ichi Kogyo Seiyaku Co., Ltd.	22,045	0.0
15,000	Daiken Corp.	50,560	0.0
9,000	Daiki Aluminium Industry Co., Ltd.	29,371	0.0
3,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	15,407	0.0
16,000	Daio Paper Corp.	148,647	0.0
9,000	Daiso Co., Ltd.	30,435	0.0
16,700	DC Co., Ltd.	48,197	0.0
73,000	Denki Kagaku Kogyo K K	278,319	0.1
90,000	Dainippon Ink & Chemicals	163,494	0.1
42,000	Dowa Holdings Co., Ltd.	233,743	0.1
1,900	Earth Chemical Co., Ltd.	70,800	0.0
1,100	Ebara-Udylite Co., Ltd.	27,326	0.0
2,000	FP Corp.	142,212	0.0
3,300	Fuji Seal International, Inc.	64,420	0.0
6,500	Fujikura Kasei Co., Ltd.	32,603	0.0
2,200	Fujimi, Inc.	26,100	0.0
2,200	Fujimori Kogyo Co., Ltd.	39,011	0.0
19,000	Furukawa-Sky Aluminum Corp.	53,655	0.0
27,000	Godo Steel Ltd.	60,987	0.0
18,000	Gun-Ei Chemical Industry Co., Ltd.	52,534	0.0
2,200	Hakudo Co., Ltd.	22,388	0.0
6,800	Harima Chemicals, Inc.	62,497	0.0
15,300	Hitachi Chemical Co., Ltd.	252,596	0.1
23,000	Hitachi Metals Ltd.	264,850	0.1
9,000	Hodogaya Chemical Co., Ltd.	32,717	0.0
13,000	Hokkan Holdings Ltd.	43,365	0.0
26,000	Hokuetsu Kishu Paper Co., Ltd.	186,737	0.1
7,600	Hokushin Co., Ltd.	13,029	0.0
3,000	Ihara Chemical Industry Co., Ltd.	11,411	0.0
62,000	Ishihara Sangyo Kaisha Ltd.	74,703	0.0
2,900	Japan Carlit Co., Ltd.	15,829	0.0
5	Japan Pure Chemical Co., Ltd.	13,525	0.0
74,600	JFE Holdings, Inc.	1,505,893	0.4
3,100	JSP Corp.	53,717	0.0
25,700	JSR Corp.	442,187	0.1
45,000	Kaneka Corp.	254,560	0.1
32,000	Kansai Paint Co., Ltd.	306,648	0.1
3,000	Kanto Denka Kogyo Co., Ltd.	14,622	0.0
3,000	Koatsu Gas Kogyo Co., Ltd.	19,587	0.0
469,000	Kobe Steel Ltd.	782,869	0.2
1,300	Kohsoku Corp.	11,525	0.0
3,400	Konishi Co., Ltd.	51,783	0.0
11,000	Krosaki Harima Corp.	38,966	0.0
7,000	Kumiai Chemical Industry Co., Ltd.	24,767	0.0
49,600	Kuraray Co., Ltd.	676,450	0.2
23,000	Kureha Corp.	99,455	0.0
18,000	Kurimoto Ltd.	27,894	0.0
4,600	Kyoei Steel Ltd.	77,305	0.0
4,300	Lintec Corp.	85,326	0.0
10,700	Maruichi Steel Tube Ltd.	252,665	0.1
4,000	MEC Co., Ltd./Japan	14,759	0.0
19,000	Mitsubishi Steel Manufacturing Co., Ltd.	54,222	0.0
186,100	Mitsubishi Chemical Holdings Corp.	1,262,089	0.3
54,000	Mitsubishi Gas Chemical Co., Inc.	331,506	0.1
212,520	Mitsubishi Materials Corp.	517,494	0.1
65,000	Mitsubishi Paper Mills Ltd.	63,477	0.0
154,000	Mitsui Chemicals, Inc.	515,099	0.1
102,000	Mitsui Mining & Smelting Co., Ltd.	262,941	0.1
7,000	Nakabayashi Co., Ltd.	17,213	0.0
5,000	Nakayama Steel Works Ltd.	5,644	0.0
5,000	Neturen Co., Ltd.	42,522	0.0
3,000	Nihon Nohyaku Co., Ltd.	14,260	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Materials (continued)
7,000	Nihon Parkerizing Co., Ltd.	$99,238	0.0
21,000	Nihon Yamamura Glass Co., Ltd.	56,802	0.0
11,000	Nippon Carbide Industries Co., Inc.	15,706	0.0
12,000	Nippon Chemical Industrial Co., Ltd.	22,403	0.0
3,000	Nippon Chutetsukan KK	5,878	0.0
26,000	Nippon Coke & Engineering Co., Ltd.	33,680	0.0
8,000	Nippon Concrete Industries Co., Ltd.	17,702	0.0
10,000	Nippon Denko Co., Ltd.	52,970	0.0
5,900	Nippon Fine Chemical Co., Ltd.	39,900	0.0
7,000	Nippon Kasei Chemical Co., Ltd.	14,122	0.0
28,000	Nippon Kayaku Co., Ltd.	288,788	0.1
12,000	Nippon Kinzoku Co., Ltd.	22,024	0.0
21,000	Nippon Koshuha Steel Co., Ltd.	24,354	0.0
52,000	Nippon Light Metal Co., Ltd.	85,569	0.0
15,000	Nippon Metal Industry Co., Ltd.	14,277	0.0
34,000	Nippon Paint Co., Ltd.	273,821	0.1
17,029	Nippon Paper Group, Inc.	453,383	0.1
6,000	Nippon Pillar Packing Co., Ltd.	36,527	0.0
25,000	Nippon Shokubai Co., Ltd.	309,838	0.1
20,000	Nippon Soda Co., Ltd.	90,327	0.0
812,000	Nippon Steel Corp.	2,328,893	0.6
10,000	Nippon Synthetic Chemical Industry Co., Ltd.	52,011	0.0
10,000	Nippon Valqua Industries Ltd.	26,730	0.0
20,000	Nippon Yakin Kogyo Co., Ltd.	33,720	0.0
25,200	Nissan Chemical Industries Ltd.	235,669	0.1
136,000	Nisshin Steel Co., Ltd.	242,736	0.1
6,000	Nittetsu Mining Co., Ltd.	24,725	0.0
26,600	Nitto Denko Corp.	1,046,887	0.3
18,000	NOF Corp.	94,217	0.0
1,200	Ohara, Inc.	10,952	0.0
151,000	OJI Paper Co., Ltd.	828,208	0.2
5,400	Okabe Co., Ltd.	27,545	0.0
15,000	Okamoto Industries, Inc.	63,318	0.0
12,000	Okura Industrial Co., Ltd.	45,452	0.0
2,900	Osaka Steel Co., Ltd.	52,381	0.0
3,300	OSAKA Titanium Technologies Co.	136,494	0.0
25,000	Pacific Metals Co., Ltd.	143,421	0.0
3,100	Pack Corp.	50,762	0.0
29,000	Rengo Co., Ltd.	221,979	0.1
3,000	Sakata INX Corp.	14,139	0.0
8,000	Sanyo Chemical Industries Ltd.	61,944	0.0
19,000	Sanyo Special Steel Co., Ltd.	106,464	0.0
3,000	Sekisui Plastics Co., Ltd.	13,103	0.0
10,000	Shinagawa Refractories Co., Ltd.	27,462	0.0
50,800	Shin-Etsu Chemical Co., Ltd.	2,491,924	0.6
8,200	Shin-Etsu Polymer Co., Ltd.	44,389	0.0
230,000	Showa Denko KK	454,015	0.1
3,300	ST Corp.	44,454	0.0
1,900	Stella Chemifa Corp.	52,687	0.0
27,000	Sumitomo Bakelite Co., Ltd.	144,043	0.0
231,000	Sumitomo Chemical Co., Ltd.	891,322	0.2
66,000	Sumitomo Light Metal Industries Ltd.	58,090	0.0
585,000	Sumitomo Metal Industries Ltd.	1,212,511	0.3
87,000	Sumitomo Metal Mining Co., Ltd.	1,151,902	0.3
59,000	Sumitomo Osaka Cement Co., Ltd.	197,405	0.1
8,900	Sumitomo Pipe & Tube Co., Ltd.	53,548	0.0
11,000	Sumitomo Seika Chemicals Co., Ltd.	51,373	0.0
4,500	T Hasegawa Co., Ltd.	75,842	0.0
124,000	Taiheiyo Cement Corp.	224,998	0.1
1,500	Taisei Lamick Co., Ltd.	47,255	0.0
47,000	Taiyo Nippon Sanso Corp.	327,238	0.1
12,000	Takasago International Corp.	58,585	0.0
21,000	Takiron Co., Ltd.	76,888	0.0
8,000	Tayca Corp.	34,029	0.0
124,000	Teijin Ltd.	445,773	0.1
2,600	Tenma Corp.	23,466	0.0
10,000	Titan Kogyo KK	50,098	0.0
22,000	Toagosei Co., Ltd.	107,826	0.0
5,000	Toda Kogyo Corp.	39,744	0.0
3,200	Toho Titanium Co., Ltd.	53,071	0.0
23,000	Toho Zinc Co., Ltd.	85,231	0.0
12,000	Tohpe Corp.	10,530	0.0
36,000	Tokai Carbon Co., Ltd.	178,499	0.1
31,000	Tokushu Tokai Holdings Co., Ltd.	61,511	0.0
43,000	Tokuyama Corp.	148,945	0.1
6,100	Tokyo Ohka Kogyo Co., Ltd.	123,052	0.0
21,000	Tokyo Rope Manufacturing Co., Ltd.	45,234	0.0
12,400	Tokyo Steel Manufacturing Co., Ltd.	117,875	0.0
22,000	Tokyo Tekko Co., Ltd.	61,976	0.0
18,000	Tomoegawa Co., Ltd.	41,399	0.0
22,000	Tomoku Co., Ltd.	64,719	0.0
34,000	Topy Industries Ltd.	81,668	0.0
231,000	Toray Industries, Inc.	1,617,726	0.4
62,000	Tosoh Corp.	194,279	0.1
27,000	Toyo Ink Manufacturing Co., Ltd.	106,706	0.0
5,000	Toyo Kohan Co., Ltd.	21,283	0.0
23,800	Toyo Seikan Kaisha Ltd.	360,183	0.1
6,000	TYK Corp.	13,354	0.0
164,000	Ube Industries Ltd.	545,013	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Materials (continued)
7,000	Wood One Co., Ltd.	$28,080	0.0
6,500	Yamato Kogyo Co., Ltd.	170,487	0.1
20,000	Yodogawa Steel Works Ltd.	92,119	0.0
3,600	Yushiro Chemical Industry Co., Ltd.	46,006	0.0
26,000	Zeon Corp.	238,974	0.1
		33,546,977	7.9
	Telecommunications: 4.0%
469	KDDI Corp.	3,228,765	0.8
112,200	Nippon Telegraph & Telephone Corp.	5,375,294	1.3
2,440	NTT DoCoMo, Inc.	4,445,800	1.0
134,300	Softbank Corp.	3,929,626	0.9
		16,979,485	4.0
	Utilities: 3.3%
91,400	Chubu Electric Power Co., Inc.	1,711,844	0.4
47,700	Chugoku Electric Power Co., Inc.	838,975	0.2
23,000	Electric Power Development Co.	679,646	0.2
28,400	Hokkaido Electric Power Co., Inc.	418,637	0.1
23,000	Hokkaido Gas Co., Ltd.	83,859	0.0
33,000	Hokuriku Electric Power Co.	608,909	0.1
119,000	Kansai Electric Power Co., Inc.	2,056,483	0.5
66,500	Kyushu Electric Power Co., Inc.	1,069,180	0.3
1,600	Okinawa Electric Power Co., Inc.	71,514	0.0
330,000	Osaka Gas Co., Ltd.	1,371,025	0.3
23,000	Saibu Gas Co., Ltd.	62,102	0.0
32,400	Shikoku Electric Power Co.	890,719	0.2
14,500	Shizuoka Gas Co., Ltd.	97,893	0.0
75,000	Toho Gas Co., Ltd.	492,248	0.1
80,300	Tohoku Electric Power Co., Inc.	1,112,513	0.3
232,300	Tokyo Electric Power Co., Inc.	702,278	0.2
372,000	Tokyo Gas Co., Ltd.	1,727,872	0.4
		13,995,697	3.3
	Total Common Stock
	(Cost $426,906,572)	401,722,023	94.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 20.1%
		Securities Lending Collateral(cc)(1): 20.1%
$85,789,270		BNY Mellon Overnight Government Fund
		(Cost $85,789,270)	$85,789,270	20.1
		Total Short-Term Investments
		(Cost $85,789,270)	85,789,270	20.1
		Total Investments in Securities (Cost $512,695,842)*	$487,511,293	114.2
		Liabilities in Excess of Other Assets	(60,503,900)	(14.2)
		Net Assets	$427,007,393	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $517,099,344.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$22,697,519
		Gross Unrealized Depreciation	(52,285,570)
		Net Unrealized depreciation	$(29,588,051)

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$142,782	$76,291,690	$—	$76,434,472
Consumer Staples	—	28,755,785	—	28,755,785
Energy	—	6,134,438	—	6,134,438
Financials	10,329,475	56,349,237	—	66,678,712
Health Care	32,812	25,963,080	666,694	26,662,586
Industrials	1,123,817	84,464,568	—	85,588,385
Information Technology	—	46,945,486	—	46,945,486
Materials	—	33,546,977	—	33,546,977
Telecommunications	—	16,979,485	—	16,979,485
Utilities	—	13,995,697	—	13,995,697
Total Common Stock	11,628,886	389,426,443	666,694	401,722,023
Short-Term Investments	85,789,270	—	—	85,789,270
Total Investments, at value	$97,418,156	$389,426,443	$666,694	$487,511,293
Liabilities Table
Other Financial Instruments+
Futures	$(9,269,000)	$—	$—	$(9,269,000)
Forward Foreign Currency Contracts	—	(45,051)	—	(45,051)
Total Liabilities	$(9,269,000)	$(45,051)	$—	$(9,314,051)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$666,694	$—	$666,694
Total Investments, at value	$—	$—	$—	$—	$—	$—	$666,694	$—	$666,694

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	Japanese Yen	1,200,000,000	Buy	12/21/11	$15,622,762	$15,577,711	$(45,051)
							$(45,051)

ING Japan TOPIX Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	124	12/08/11	$12,178,141	$(9,269,000)
			$12,178,141	$(9,269,000)

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Equity contracts	$(9,269,000)
Foreign exchange contracts	(45,051)
Total	$(9,314,051)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 11.7%
28,971	@	Amazon.com, Inc.	$6,264,399	1.8
8,200		CBS Corp. - Class B	167,116	0.0
23,300		Coach, Inc.	1,207,639	0.4
95,700		Comcast Corp. – Class A	2,000,130	0.6
61,120	@	DIRECTV	2,582,320	0.8
166,400	@	Ford Motor Co.	1,609,088	0.5
76,630		Home Depot, Inc.	2,518,828	0.7
13,650		Johnson Controls, Inc.	359,951	0.1
19,580		Kohl’s Corp.	961,378	0.3
31,200	@	Las Vegas Sands Corp.	1,196,208	0.4
82,580		McDonald’s Corp.	7,252,176	2.1
28,430		Nike, Inc.	2,431,049	0.7
3,900	@	Priceline.com, Inc.	1,752,894	0.5
59,574		Starbucks Corp.	2,221,514	0.7
2,880		Target Corp.	141,235	0.0
14,200		Thomson Reuters Corp.	383,968	0.1
26,700		Time Warner Cable, Inc.	1,673,289	0.5
30,800		TJX Cos., Inc.	1,708,476	0.5
46,600		Viacom - Class B	1,805,284	0.5
37,110		Yum! Brands, Inc.	1,832,863	0.5
			40,069,805	11.7
		Consumer Staples: 15.2%
124,330		Altria Group, Inc.	3,333,287	1.0
157,330		Coca-Cola Co.	10,629,215	3.1
35,040		Colgate-Palmolive Co.	3,107,347	0.9
34,850		Costco Wholesale Corp.	2,861,882	0.8
9,000		Estee Lauder Cos., Inc.	790,560	0.2
38,320		General Mills, Inc.	1,474,170	0.4
18,380		Kellogg Co.	977,632	0.3
27,340		Kimberly-Clark Corp.	1,941,414	0.6
36,130		Kroger Co.	793,415	0.2
125,780		PepsiCo, Inc.	7,785,782	2.3
128,180		Philip Morris International, Inc.	7,995,869	2.3
14,840		Procter & Gamble Co.	937,591	0.3
8,100		Reynolds American, Inc.	303,588	0.1
46,500		Sysco Corp.	1,204,350	0.4
68,800		Walgreen Co.	2,262,832	0.7
107,370		Wal-Mart Stores, Inc.	5,572,503	1.6
			51,971,437	15.2
		Energy: 10.6%
6,100		Anadarko Petroleum Corp.	384,605	0.1
8,800		Apache Corp.	706,112	0.2
13,800		Baker Hughes, Inc.	637,008	0.2
9,100		Chevron Corp.	841,932	0.2
21,400		EOG Resources, Inc.	1,519,614	0.4
289,410		ExxonMobil Corp.	21,019,848	6.2
72,800		Halliburton Co.	2,221,856	0.6
9,300	L	Kinder Morgan, Inc./Delaware	240,777	0.1
18,600		Occidental Petroleum Corp.	1,329,900	0.4
108,050		Schlumberger Ltd.	6,453,827	1.9
27,627	@	Southwestern Energy Co.	920,808	0.3
			36,276,287	10.6
		Financials: 2.6%
50,654		American Express Co.	2,274,364	0.7
3,620		Blackrock, Inc.	535,796	0.2
79,940		Charles Schwab Corp.	900,924	0.3
11,500		Franklin Resources, Inc.	1,099,860	0.3
10,500		Public Storage, Inc.	1,169,175	0.3
19,006		Simon Property Group, Inc.	2,090,280	0.6
27,400		Wells Fargo & Co.	660,888	0.2
			8,731,287	2.6
		Health Care: 9.5%
116,170		Abbott Laboratories	5,940,934	1.7
24,249		Allergan, Inc.	1,997,633	0.6
40,850		Baxter International, Inc.	2,293,319	0.7
17,400		Becton Dickinson & Co.	1,275,768	0.4
19,200	@	Biogen Idec, Inc.	1,788,480	0.5
14,000		Cardinal Health, Inc.	586,320	0.2
36,820	@	Celgene Corp.	2,279,894	0.7
21,100		Covidien PLC	930,510	0.3
26,890		Eli Lilly & Co.	994,123	0.3
39,540	@	Express Scripts, Inc.	1,465,748	0.4
62,680	@	Gilead Sciences, Inc.	2,431,984	0.7
6,400	@	HCA Holdings, Inc.	129,024	0.0
44,520		Johnson & Johnson	2,836,369	0.8
20,070		McKesson Corp.	1,459,089	0.4
31,840	@	Medco Health Solutions, Inc.	1,492,978	0.4
73,490		Medtronic, Inc.	2,442,808	0.7
26,180		St. Jude Medical, Inc.	947,454	0.3
25,010		Stryker Corp.	1,178,721	0.4
			32,471,156	9.5
		Industrials: 10.9%
49,960		3M Co.	3,586,628	1.1
52,110		Boeing Co.	3,153,176	0.9
51,330		Caterpillar, Inc.	3,790,207	1.1
87,800		CSX Corp.	1,639,226	0.5
15,600		Cummins, Inc.	1,273,896	0.4
43,700		Danaher Corp.	1,832,778	0.5
33,460		Deere & Co.	2,160,512	0.6
59,780		Emerson Electric Co.	2,469,512	0.7
1,500		FedEx Corp.	101,520	0.0
62,700		Honeywell International, Inc.	2,753,157	0.8
33,200		Illinois Tool Works, Inc.	1,381,120	0.4
19,920		Lockheed Martin Corp.	1,446,989	0.4
29,120		Paccar, Inc.	984,838	0.3
11,400		Precision Castparts Corp.	1,772,244	0.5
6,340		Union Pacific Corp.	517,788	0.2
58,470		United Parcel Service, Inc. - Class B	3,692,381	1.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
68,860		United Technologies Corp.	$4,844,990	1.4
			37,400,962	10.9
		Information Technology: 32.2%
51,400		Accenture PLC	2,707,752	0.8
40,110	@	Adobe Systems, Inc.	969,459	0.3
73,575	@	Apple, Inc.	28,045,319	8.2
6,600		Applied Materials, Inc.	68,310	0.0
39,780		Automatic Data Processing, Inc.	1,875,627	0.6
42,720		Broadcom Corp.	1,422,149	0.4
24,200	@	Cognizant Technology Solutions Corp.	1,517,340	0.4
96,080	@	Dell, Inc.	1,359,532	0.4
50,161	@	eBay, Inc.	1,479,248	0.4
163,720	@	EMC Corp.	3,436,483	1.0
20,027	@	Google, Inc. - Class A	10,301,488	3.0
96,500		International Business Machines Corp.	16,890,395	4.9
42,510	@	Juniper Networks, Inc.	733,723	0.2
8,515		Mastercard, Inc.	2,700,617	0.8
590,700		Microsoft Corp.	14,702,523	4.3
29,300	@	NetApp, Inc.	994,442	0.3
305,780		Oracle Corp.	8,788,117	2.6
132,957		Qualcomm, Inc.	6,465,699	1.9
10,600	@	Salesforce.com, Inc.	1,211,368	0.4
60,150	@	Symantec Corp.	980,445	0.3
58,690		Texas Instruments, Inc.	1,564,088	0.5
13,475		Visa, Inc.	1,155,077	0.3
6,661	@	VMware, Inc.	535,411	0.2
			109,904,612	32.2
		Materials: 3.8%
16,840		Air Products & Chemicals, Inc.	1,286,071	0.4
73,940		EI Du Pont de Nemours & Co.	2,955,382	0.9
75,480		Freeport-McMoRan Copper & Gold, Inc.	2,298,366	0.7
1,700		LyondellBasell Industries NV	41,531	0.0
42,685		Monsanto Co.	2,562,807	0.7
21,990		Mosaic Co/The	1,076,850	0.3
24,150		Praxair, Inc.	2,257,542	0.7
13,580		Southern Copper Corp.	339,364	0.1
			12,817,913	3.8
		Telecommunications: 1.0%
31,520	@	American Tower Corp.	1,695,776	0.5
50,900		Verizon Communications, Inc.	1,873,120	0.5
			3,568,896	1.0
		Total Common Stock (Cost $271,542,811)	333,212,355	97.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateral(cc)(1): 0.3%
$1,230,638	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08
		(Cost $1,230,638)	$984,510	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.4%
8,046,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $8,046,000)	$8,046,000	2.4
		Total Short-Term Investments (Cost $9,276,638)	9,030,510	2.7
		Total Investments in Securities (Cost $280,819,449)*	$342,242,865	100.2
		Liabilities in Excess of Other Assets	(637,668)	(0.2)
		Net Assets	$341,605,197	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $280,871,286.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$72,196,836
		Gross Unrealized Depreciation	(10,825,257)
		Net Unrealized appreciation	$61,371,579

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$333,212,355	$—	$—	$333,212,355
Short-Term Investments	8,046,000	—	984,510	9,030,510
Total Investments, at value	$341,258,355	$—	$984,510	$342,242,865
Liabilities Table
Other Financial Instruments+
Futures	$(149,503)	$—	$—	$(149,503)
Total Liabilities	$(149,503)	$—	$—	$(149,503)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510
Total Investments, at value	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Large Cap Growth Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	158	12/16/11	$8,895,400	$(149,503)
			$8,895,400	$(149,503)

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 9.7%
28,000	@	Amazon.com, Inc.	$6,054,440	0.9
32,800		Carnival Corp.	993,840	0.1
51,500		CBS Corp. - Class B	1,049,570	0.2
22,600		Coach, Inc.	1,171,358	0.2
212,250		Comcast Corp. – Class A	4,436,025	0.7
59,057	@	DIRECTV	2,495,158	0.4
286,800	@	Ford Motor Co.	2,773,356	0.4
58,500	@	General Motors Co.	1,180,530	0.2
123,000		Home Depot, Inc.	4,043,010	0.6
52,200		Johnson Controls, Inc.	1,376,514	0.2
22,400		Kohl’s Corp.	1,099,840	0.2
30,200	@	Las Vegas Sands Corp.	1,157,868	0.2
100,250		Lowe’s Cos., Inc.	1,938,835	0.3
79,900		McDonald’s Corp.	7,016,818	1.1
176,650		News Corp. - Class A	2,732,776	0.4
27,500		Nike, Inc.	2,351,525	0.4
3,800	@	Priceline.com, Inc.	1,707,948	0.3
57,700		Starbucks Corp.	2,151,633	0.3
53,000		Target Corp.	2,599,120	0.4
29,000		Thomson Reuters Corp.	784,160	0.1
25,893		Time Warner Cable, Inc.	1,622,714	0.2
82,383		Time Warner, Inc.	2,469,019	0.4
29,700		TJX Cos., Inc.	1,647,459	0.2
45,050		Viacom - Class B	1,745,237	0.3
145,500		Walt Disney Co.	4,388,280	0.7
35,800		Yum! Brands, Inc.	1,768,162	0.3
			62,755,195	9.7
		Consumer Staples: 12.0%
161,150		Altria Group, Inc.	4,320,432	0.7
52,050		Archer-Daniels-Midland Co.	1,291,360	0.2
152,050		Coca-Cola Co.	10,272,498	1.6
37,650		Colgate-Palmolive Co.	3,338,802	0.5
33,650		Costco Wholesale Corp.	2,763,338	0.4
104,350		CVS Caremark Corp.	3,504,073	0.5
8,700		Estee Lauder Cos., Inc.	764,208	0.1
49,100		General Mills, Inc.	1,888,877	0.3
18,900		Kellogg Co.	1,005,291	0.1
30,200		Kimberly-Clark Corp.	2,144,502	0.3
127,150		Kraft Foods, Inc.	4,269,697	0.7
46,650		Kroger Co.	1,024,434	0.2
121,600		PepsiCo, Inc.	7,527,040	1.2
136,900		Philip Morris International, Inc.	8,539,822	1.3
214,832		Procter & Gamble Co.	13,573,086	2.1
25,800		Reynolds American, Inc.	966,984	0.1
44,950		Sysco Corp.	1,164,205	0.2
70,450		Walgreen Co.	2,317,100	0.4
136,550		Wal-Mart Stores, Inc.	7,086,945	1.1
			77,762,694	12.0
		Energy: 12.3%
38,300		Anadarko Petroleum Corp.	2,414,815	0.4
29,550		Apache Corp.	2,371,092	0.4
33,500		Baker Hughes, Inc.	1,546,360	0.2
50,600		Chesapeake Energy Corp.	1,292,830	0.2
154,694		Chevron Corp.	14,312,289	2.2
108,800		ConocoPhillips	6,889,216	1.1
32,600		Devon Energy Corp.	1,807,344	0.3
20,650		EOG Resources, Inc.	1,466,356	0.2
379,103		ExxonMobil Corp.	27,534,251	4.2
70,450		Halliburton Co.	2,150,134	0.3
23,350		Hess Corp.	1,224,941	0.2
13,200	L	Kinder Morgan, Inc./Delaware	341,748	0.0
54,850		Marathon Oil Corp.	1,183,663	0.2
27,375		Marathon Petroleum Corp.	740,768	0.1
32,550		National Oilwell Varco, Inc.	1,667,211	0.3
62,550		Occidental Petroleum Corp.	4,472,325	0.7
104,450		Schlumberger Ltd.	6,238,798	1.0
26,800	@	Southwestern Energy Co.	893,244	0.1
45,300		Williams Cos., Inc.	1,102,602	0.2
			79,649,987	12.3
		Financials: 12.0%
26,000		ACE Ltd.	1,575,600	0.2
36,000		Aflac, Inc.	1,258,200	0.2
40,300		Allstate Corp.	954,707	0.1
80,900		American Express Co.	3,632,410	0.6
34,000	@	American International Group, Inc.	746,300	0.1
779,843		Bank of America Corp.	4,772,639	0.7
95,550		Bank of New York Mellon Corp.	1,776,274	0.3
53,600		BB&T Corp.	1,143,288	0.2
134,700	@	Berkshire Hathaway, Inc.	9,569,088	1.5
6,850		Blackrock, Inc.	1,013,869	0.2
35,400		Capital One Financial Corp.	1,402,902	0.2
80,600		Charles Schwab Corp.	908,362	0.1
22,550		Chubb Corp.	1,352,775	0.2
223,705		Citigroup, Inc.	5,731,322	0.9
5,200		CME Group, Inc.	1,281,280	0.2
11,150		Franklin Resources, Inc.	1,066,386	0.2
39,800		Goldman Sachs Group, Inc.	3,763,090	0.6
305,785		JPMorgan Chase & Co.	9,210,244	1.4
24,367		Loews Corp.	841,880	0.1
63,200		Metlife, Inc.	1,770,232	0.3
118,850		Morgan Stanley	1,604,475	0.2
40,550		PNC Financial Services Group, Inc.	1,954,104	0.3
37,450		Prudential Financial, Inc.	1,754,907	0.3
10,800		Public Storage, Inc.	1,202,580	0.2

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
22,562		Simon Property Group, Inc.	$2,481,369	0.4
38,750		State Street Corp.	1,246,200	0.2
32,200		Travelers Cos., Inc.	1,569,106	0.2
148,300		US Bancorp.	3,490,982	0.5
378,571		Wells Fargo & Co.	9,131,133	1.4
			78,205,704	12.0
		Health Care: 12.5%
119,600		Abbott Laboratories	6,116,344	0.9
29,250		Aetna, Inc.	1,063,237	0.2
23,500		Allergan, Inc.	1,935,930	0.3
71,600		Amgen, Inc.	3,934,420	0.6
43,900		Baxter International, Inc.	2,464,546	0.4
16,800		Becton Dickinson & Co.	1,231,776	0.2
18,600	@	Biogen Idec, Inc.	1,732,590	0.3
131,300		Bristol-Myers Squibb Co.	4,120,194	0.6
26,950		Cardinal Health, Inc.	1,128,666	0.2
35,650	@	Celgene Corp.	2,207,448	0.3
38,200		Covidien PLC	1,684,620	0.3
78,700		Eli Lilly & Co.	2,909,539	0.4
38,000	@	Express Scripts, Inc.	1,408,660	0.2
60,600	@	Gilead Sciences, Inc.	2,351,280	0.4
10,200	@	HCA Holdings, Inc.	205,632	0.0
211,000		Johnson & Johnson	13,442,810	2.1
19,450		McKesson Corp.	1,414,015	0.2
30,750	@	Medco Health Solutions, Inc.	1,441,867	0.2
82,400		Medtronic, Inc.	2,738,976	0.4
237,585		Merck & Co., Inc.	7,771,405	1.2
608,139		Pfizer, Inc.	10,751,898	1.7
25,300		St. Jude Medical, Inc.	915,607	0.1
24,150		Stryker Corp.	1,138,190	0.2
29,500	@	Thermo Fisher Scientific, Inc.	1,493,880	0.2
83,350		UnitedHealth Group, Inc.	3,844,102	0.6
28,300		WellPoint, Inc.	1,847,424	0.3
			81,295,056	12.5
		Industrials: 9.6%
54,700		3M Co.	3,926,913	0.6
56,800		Boeing Co.	3,436,968	0.5
49,650		Caterpillar, Inc.	3,666,156	0.6
84,850		CSX Corp.	1,584,150	0.2
15,100		Cummins, Inc.	1,233,066	0.2
42,300		Danaher Corp.	1,774,062	0.3
32,300		Deere & Co.	2,085,611	0.3
57,900		Emerson Electric Co.	2,391,849	0.4
24,250		FedEx Corp.	1,641,240	0.3
25,550		General Dynamics Corp.	1,453,539	0.2
816,250		General Electric Co.	12,439,650	1.9
60,600		Honeywell International, Inc.	2,660,946	0.4
34,350		Illinois Tool Works, Inc.	1,428,960	0.2
22,050		Lockheed Martin Corp.	1,601,712	0.2
27,200		Norfolk Southern Corp.	1,659,744	0.3
21,850		Northrop Grumman Corp.	1,139,696	0.2
28,150		Paccar, Inc.	952,033	0.1
11,000		Precision Castparts Corp.	1,710,060	0.3
27,450		Raytheon Co.	1,121,882	0.2
36,100		Tyco International Ltd.	1,471,075	0.2
37,750		Union Pacific Corp.	3,083,042	0.5
56,550		United Parcel Service, Inc. - Class B	3,571,133	0.5
70,400		United Technologies Corp.	4,953,344	0.8
36,500		Waste Management, Inc.	1,188,440	0.2
			62,175,271	9.6
		Information Technology: 20.7%
49,700		Accenture PLC	2,618,196	0.4
38,850	@	Adobe Systems, Inc.	939,005	0.1
71,200	@	Apple, Inc.	27,140,016	4.2
101,500		Applied Materials, Inc.	1,050,525	0.2
38,500		Automatic Data Processing, Inc.	1,815,275	0.3
41,300		Broadcom Corp.	1,374,877	0.2
423,300		Cisco Systems, Inc.	6,556,917	1.0
23,400	@	Cognizant Technology Solutions Corp.	1,467,180	0.2
120,850		Corning, Inc.	1,493,706	0.2
126,100	@	Dell, Inc.	1,784,315	0.3
88,700	@	eBay, Inc.	2,615,763	0.4
158,350	@	EMC Corp.	3,323,766	0.5
19,400	@	Google, Inc. - Class A	9,978,972	1.5
155,500		Hewlett-Packard Co.	3,490,975	0.5
93,250		International Business Machines Corp.	16,321,548	2.5
408,100		Intel Corp.	8,704,773	1.3
41,000	@	Juniper Networks, Inc.	707,660	0.1
8,250		Mastercard, Inc.	2,616,570	0.4
571,080		Microsoft Corp.	14,214,181	2.2
23,157		Motorola Solutions, Inc.	970,278	0.2
28,300	@	NetApp, Inc.	960,502	0.2
295,645		Oracle Corp.	8,496,837	1.3
128,500		Qualcomm, Inc.	6,248,955	1.0
10,300	@	Salesforce.com, Inc.	1,177,084	0.2
58,200	@	Symantec Corp.	948,660	0.1
89,400		Texas Instruments, Inc.	2,382,510	0.4
40,250		Visa, Inc.	3,450,230	0.5
6,500	@	VMware, Inc.	522,470	0.1
100,250	@	Yahoo!, Inc.	1,319,290	0.2
			134,691,036	20.7
		Materials: 2.8%
16,300		Air Products & Chemicals, Inc.	1,244,831	0.2
81,850		Alcoa, Inc.	783,305	0.1
90,500		Dow Chemical Co.	2,032,630	0.3
71,450		EI Du Pont de Nemours & Co.	2,855,856	0.4
72,900		Freeport-McMoRan Copper & Gold, Inc.	2,219,805	0.3

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
24,100		LyondellBasell Industries NV	$588,763	0.1
41,200		Monsanto Co.	2,473,648	0.4
21,200		Mosaic Co/The	1,038,164	0.2
37,450		Newmont Mining Corp.	2,355,605	0.4
23,300		Praxair, Inc.	2,178,084	0.3
13,100		Southern Copper Corp.	327,369	0.1
			18,098,060	2.8
		Telecommunications: 3.8%
30,500	@	American Tower Corp.	1,640,900	0.3
455,800		AT&T, Inc.	12,999,416	2.0
47,100		CenturyTel, Inc.	1,559,952	0.2
230,287	@	Sprint Nextel Corp.	700,072	0.1
217,750		Verizon Communications, Inc.	8,013,200	1.2
			24,913,540	3.8

		Utilities: 2.5%
37,100		American Electric Power Co., Inc.	1,410,542	0.2
44,350		Dominion Resources, Inc.	2,251,650	0.4
102,450		Duke Energy Corp.	2,047,975	0.3
51,000		Exelon Corp.	2,173,110	0.3
32,200		FirstEnergy Corp.	1,446,102	0.2
32,450		NextEra Energy, Inc.	1,752,949	0.3
30,600		Pacific Gas & Electric Co.	1,294,686	0.2
38,950		Public Service Enterprise Group, Inc.	1,299,761	0.2
65,350		Southern Co.	2,768,880	0.4
			16,445,655	2.5
		Total Common Stock
		(Cost $487,338,777)	635,992,198	97.9
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateral(cc): 0.1%
522,936	R	BNY Institutional Cash Reserves Fund, Series B(1)(2) (Cost $522,936)	418,349	0.1
		Mutual Funds: 1.9%
12,543,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $12,543,000)	12,543,000	1.9
		Total Short-Term Investments (Cost $13,065,936)	12,961,349	2.0
		Total Investments in Securities (Cost $500,404,713)*	$648,953,547	99.9
		Assets in Excess of Other Liabilities	751,047	0.1
		Net Assets	$649,704,594	100.0

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

		Cost for federal income tax purposes is $514,136,692.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$164,893,460
		Gross Unrealized Depreciation	(29,553,669)
		Net Unrealized appreciation	$135,339,791

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$635,992,198	$—	$—	$635,992,198
Short-Term Investments	12,543,000	—	418,349	12,961,349
Total Investments, at value	$648,535,198	$—	$418,349	$648,953,547
Liabilities Table
Other Financial Instruments+
Futures	$(357,802)	$—	$—	$(357,802)
Total Liabilities	$(357,802)	$—	$—	$(357,802)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349
Total Investments, at value	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Large Cap Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	241	12/16/11	$13,568,300	$(357,802)
			$13,568,300	$(357,802)

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 7.6%
8,100		Carnival Corp.	$245,430	0.3
10,700		CBS Corp. - Class B	218,066	0.3
28,850		Comcast Corp. – Class A	602,965	0.8
31,000	@	Ford Motor Co.	299,770	0.4
14,400	@	General Motors Co.	290,592	0.4
11,700		Home Depot, Inc.	384,579	0.5
9,635		Johnson Controls, Inc.	254,075	0.3
850		Kohl’s Corp.	41,735	0.0
24,100		Lowe’s Cos., Inc.	466,094	0.6
42,600		News Corp. - Class A	659,022	0.9
12,100		Target Corp.	593,384	0.8
3,800		Thomson Reuters Corp.	102,752	0.1
19,848		Time Warner, Inc.	594,844	0.8
35,105		Walt Disney Co.	1,058,767	1.4
			5,812,075	7.6
		Consumer Staples: 8.7%
10,100		Altria Group, Inc.	270,781	0.4
11,850		Archer-Daniels-Midland Co.	293,999	0.4
900		Colgate-Palmolive Co.	79,812	0.1
25,135		CVS Caremark Corp.	844,033	1.1
2,960		General Mills, Inc.	113,871	0.2
300		Kellogg Co.	15,957	0.0
950		Kimberly-Clark Corp.	67,460	0.1
30,700		Kraft Foods, Inc.	1,030,906	1.3
2,900		Kroger Co.	63,684	0.1
3,200		Philip Morris International, Inc.	199,616	0.3
48,185		Procter & Gamble Co.	3,044,328	4.0
4,400		Reynolds American, Inc.	164,912	0.2
1,000		Walgreen Co.	32,890	0.0
7,900		Wal-Mart Stores, Inc.	410,010	0.5
			6,632,259	8.7
		Energy: 14.1%
7,785		Anadarko Petroleum Corp.	490,844	0.6
5,060		Apache Corp.	406,014	0.5
5,000		Baker Hughes, Inc.	230,800	0.3
12,150		Chesapeake Energy Corp.	310,433	0.4
35,185		Chevron Corp.	3,255,316	4.3
26,200		ConocoPhillips	1,658,984	2.2
7,810		Devon Energy Corp.	432,987	0.6
23,918		ExxonMobil Corp.	1,737,164	2.3
5,790		Hess Corp.	303,743	0.4
1,000	L	Kinder Morgan, Inc./Delaware	25,890	0.0
13,550		Marathon Oil Corp.	292,409	0.4
6,775		Marathon Petroleum Corp.	183,332	0.2
7,800		National Oilwell Varco, Inc.	399,516	0.5
10,730		Occidental Petroleum Corp.	767,195	1.0
11,120		Williams Cos., Inc.	270,661	0.4
			10,765,288	14.1
		Financials: 22.0%
6,200		ACE Ltd.	375,720	0.5
8,700		Aflac, Inc.	304,065	0.4
9,900		Allstate Corp.	234,531	0.3
7,700		American Express Co.	345,730	0.4
8,400	@	American International Group, Inc.	184,380	0.2
187,793		Bank of America Corp.	1,149,293	1.5
23,000		Bank of New York Mellon Corp.	427,570	0.6
13,240		BB&T Corp.	282,409	0.4
32,400	@	Berkshire Hathaway, Inc.	2,301,696	3.0
850		Blackrock, Inc.	125,808	0.2
9,200		Capital One Financial Corp.	364,596	0.5
5,500		Chubb Corp.	329,945	0.4
53,855		Citigroup, Inc.	1,379,765	1.8
1,250		CME Group, Inc.	308,000	0.4
9,600		Goldman Sachs Group, Inc.	907,680	1.2
73,550		JPMorgan Chase & Co.	2,215,326	2.9
6,000		Loews Corp.	207,300	0.3
15,200		Metlife, Inc.	425,752	0.6
28,615		Morgan Stanley	386,302	0.5
9,750		PNC Financial Services Group, Inc.	469,853	0.6
8,980		Prudential Financial, Inc.	420,803	0.5
200		Public Storage, Inc.	22,270	0.0
1,058		Simon Property Group, Inc.	116,359	0.1
9,520		State Street Corp.	306,163	0.4
7,745		Travelers Cos., Inc.	377,414	0.5
35,610		US Bancorp.	838,259	1.1
84,746		Wells Fargo & Co.	2,044,074	2.7
			16,851,063	22.0
		Health Care: 15.7%
1,800		Abbott Laboratories	92,052	0.1
7,230		Aetna, Inc.	262,810	0.3
17,200		Amgen, Inc.	945,140	1.2
1,100		Baxter International, Inc.	61,754	0.1
31,550		Bristol-Myers Squibb Co.	990,039	1.3
3,330		Cardinal Health, Inc.	139,460	0.2
4,400		Covidien PLC	194,040	0.3
12,700		Eli Lilly & Co.	469,519	0.6
1,000	@	HCA Holdings, Inc.	20,160	0.0
40,350		Johnson & Johnson	2,570,699	3.4
2,800		Medtronic, Inc.	93,072	0.1
57,200		Merck & Co., Inc.	1,871,012	2.4
146,407		Pfizer, Inc.	2,588,476	3.4
7,050	@	Thermo Fisher Scientific, Inc.	357,012	0.5

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
20,100		UnitedHealth Group, Inc.	$927,012	1.2
6,770		WellPoint, Inc.	441,946	0.6
			12,024,203	15.7
		Industrials: 8.2%
1,600		3M Co.	114,864	0.1
1,550		Boeing Co.	93,791	0.1
5,550		FedEx Corp.	375,624	0.5
6,300		General Dynamics Corp.	358,407	0.5
196,505		General Electric Co.	2,994,736	3.9
600		Illinois Tool Works, Inc.	24,960	0.0
700		Lockheed Martin Corp.	50,848	0.1
6,475		Norfolk Southern Corp.	395,104	0.5
5,300		Northrop Grumman Corp.	276,448	0.4
6,550		Raytheon Co.	267,699	0.3
8,700		Tyco International Ltd.	354,525	0.5
7,590		Union Pacific Corp.	619,875	0.8
985		United Technologies Corp.	69,305	0.1
8,950		Waste Management, Inc.	291,412	0.4
			6,287,598	8.2
		Information Technology: 9.0%
23,400		Applied Materials, Inc.	242,190	0.3
102,000		Cisco Systems, Inc.	1,579,980	2.1
29,065		Corning, Inc.	359,243	0.5
8,200	@	Dell, Inc.	116,030	0.2
9,950	@	eBay, Inc.	293,426	0.4
38,100		Hewlett-Packard Co.	855,345	1.1
98,200		Intel Corp.	2,094,606	2.7
5,700		Motorola Solutions, Inc.	238,830	0.3
8,000		Texas Instruments, Inc.	213,200	0.3
6,500		Visa, Inc.	557,180	0.7
24,700	@	Yahoo!, Inc.	325,052	0.4
			6,875,082	9.0
		Materials: 1.8%
20,200		Alcoa, Inc.	193,314	0.3
21,760		Dow Chemical Co.	488,730	0.6
5,500		LyondellBasell Industries NV	134,365	0.2
9,000		Newmont Mining Corp.	566,100	0.7
			1,382,509	1.8
		Telecommunications: 6.7%
109,800		AT&T, Inc.	3,131,496	4.1
11,100		CenturyTel, Inc.	367,632	0.5
56,750	@	Sprint Nextel Corp.	172,520	0.2
40,495		Verizon Communications, Inc.	1,490,216	1.9
			5,161,864	6.7
		Utilities: 5.2%
9,190		American Electric Power Co., Inc.	349,404	0.5
10,650		Dominion Resources, Inc.	540,700	0.7
24,700		Duke Energy Corp.	493,753	0.6
12,315		Exelon Corp.	524,742	0.7
7,700		FirstEnergy Corp.	345,807	0.5
7,800		NextEra Energy, Inc.	421,356	0.5
7,340		Pacific Gas & Electric Co.	310,555	0.4
9,610		Public Service Enterprise Group, Inc.	320,686	0.4
15,700		Southern Co.	665,209	0.9
			3,972,212	5.2
		Total Common Stock (Cost $66,872,927)	75,764,153	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Securities Lending Collateral(cc)(1): 0.0%
$26,631		BNY Mellon Overnight Government Fund (Cost $26,631)	$26,631	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.9%
671,100		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $671,100)	$671,100	0.9
		Total Short-Term Investments (Cost $697,731)	697,731	0.9
		Total Investments in Securities (Cost $67,570,658)*	$76,461,884	99.9
		Assets in Excess of Other Liabilities	78,249	0.1
		Net Assets	$76,540,133	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $71,424,331.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$12,652,296
		Gross Unrealized Depreciation	(7,614,743)
		Net Unrealized appreciation	$5,037,553

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$75,764,153	$—	$—	$75,764,153
Short-Term Investments	697,731	—	—	697,731
Total Investments, at value	$76,461,884	$—	$—	$76,461,884
Liabilities Table
Other Financial Instruments+
Futures	$(22,413)	$—	$—	$(22,413)
Total Liabilities	$(22,413)	$—	$—	$(22,413)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

ING RussellTM Large Cap Value Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	14	12/16/11	$788,200	$(22,413)
			$788,200	$(22,413)

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 19.8%
9,200		Aaron’s, Inc.	$232,300	0.1
11,440		Abercrombie & Fitch Co.	704,246	0.3
11,800		Advance Auto Parts, Inc.	685,580	0.3
8,575	@	AMC Networks, Inc.	273,971	0.1
17,700	@	Apollo Group, Inc. - Class A	701,097	0.3
3,180	@	Autonation, Inc.	104,240	0.0
3,840	@	Autozone, Inc.	1,225,690	0.5
6,300	@	Bally Technologies, Inc.	169,974	0.1
36,580	@,L	Bed Bath & Beyond, Inc.	2,096,400	0.8
4,060	@	Big Lots, Inc.	141,410	0.1
16,140	@	BorgWarner, Inc.	976,954	0.4
12,300		Brinker International, Inc.	257,316	0.1
31,700		Cablevision Systems Corp.	498,641	0.2
5,900	@	Carmax, Inc.	140,715	0.1
9,100	@	Charter Communications, Inc.	426,244	0.2
18,540		Chico’s FAS, Inc.	211,912	0.1
4,520	@,L	Chipotle Mexican Grill, Inc.	1,369,334	0.5
340		Choice Hotels International, Inc.	10,105	0.0
19,940		Darden Restaurants, Inc.	852,435	0.3
6,100	@	Deckers Outdoor Corp.	568,886	0.2
8,840		DeVry, Inc.	326,726	0.1
14,860	@	Dick’s Sporting Goods, Inc.	497,216	0.2
40,800	@	Discovery Communications, Inc. - Class A	1,534,896	0.6
23,700	@	Dish Network Corp.	593,922	0.2
15,600	@	Dollar General Corp.	589,056	0.2
17,930	@	Dollar Tree, Inc.	1,346,722	0.5
3,200		DSW, Inc.	147,776	0.1
17,980		Expedia, Inc.	462,985	0.2
17,960		Family Dollar Stores, Inc.	913,446	0.4
7,700	@	Fossil, Inc.	624,162	0.2
1,180	L	Garmin Ltd.	37,489	0.0
22,520		Gentex Corp.	541,606	0.2
6,800		Genuine Parts Co.	345,440	0.1
38,500	@	Goodyear Tire & Rubber Co.	388,465	0.2
10,280		Guess ?, Inc.	292,877	0.1
28,360		H&R Block, Inc.	377,472	0.2
15,240	@	Hanesbrands, Inc.	381,152	0.2
34,500		Harley-Davidson, Inc.	1,184,385	0.5
7,280		Harman International Industries, Inc.	208,062	0.1
19,220		Hasbro, Inc.	626,764	0.2
400	@	Hyatt Hotels Corp.	12,548	0.0
24,320		International Game Technology	353,370	0.1
28,900		Interpublic Group of Cos., Inc.	208,080	0.1
4,390	@,L	ITT Educational Services, Inc.	252,776	0.1
9,600	X	J. Crew Escrow	—	—
7,380		John Wiley & Sons, Inc.	327,820	0.1
2,800	@,L	Lamar Advertising Co.	47,684	0.0
16,980		Leggett & Platt, Inc.	336,034	0.1
40,900	@,L	Liberty Global, Inc.	1,479,762	0.6
23,060	@	LKQ Corp.	557,130	0.2
39,020	L	Limited Brands, Inc.	1,502,660	0.6
8,300		Macy’s, Inc.	218,456	0.1
40,720		Marriott International, Inc.	1,109,213	0.4
37,760		Mattel, Inc.	977,606	0.4
36,720		McGraw-Hill Cos., Inc.	1,505,520	0.6
12,280	@	MGM Resorts International	114,081	0.0
3,860		Morningstar, Inc.	217,858	0.1
7,720	@	NetFlix, Inc.	873,595	0.3
23,920		Nordstrom, Inc.	1,092,666	0.4
41,200		Omnicom Group	1,517,808	0.6
20,140	@	O’Reilly Automotive, Inc.	1,341,928	0.5
4,580	@	Panera Bread Co.	476,045	0.2
17,200		Petsmart, Inc.	733,580	0.3
10,200		Polaris Industries, Inc.	509,694	0.2
1,440		PVH Corp.	83,866	0.0
9,160		Ralph Lauren Corp.	1,188,052	0.5
4,260	L	Regal Entertainment Group	50,013	0.0
17,160		Ross Stores, Inc.	1,350,321	0.5
11,920		Royal Caribbean Cruises Ltd.	257,949	0.1
13,900	@,L	Sally Beauty Holdings, Inc.	230,740	0.1
14,740		Scripps Networks Interactive - Class A	547,886	0.2
577,500	@	Sirius XM Radio, Inc.	872,025	0.3
10,800	@	Tempur-Pedic International, Inc.	568,188	0.2
8,100	@,L	Tesla Motors, Inc.	197,559	0.1
18,740		Tiffany & Co.	1,139,767	0.4
11,400		Tractor Supply Co.	713,070	0.3
9,900		Tupperware Corp.	532,026	0.2
7,200	@	Ulta Salon Cosmetics & Fragrance, Inc.	448,056	0.2
5,800	@,L	Under Armour, Inc.	385,178	0.2
18,960	@	Urban Outfitters, Inc.	423,187	0.2
46,500		Virgin Media, Inc.	1,132,275	0.4
400	@	Visteon Corp.	17,200	0.0
4,620		Weight Watchers International, Inc.	269,115	0.1
8,660		Williams-Sonoma, Inc.	266,641	0.1
11,700		Wynn Resorts Ltd.	1,346,436	0.5
			50,853,533	19.8
		Consumer Staples: 6.6%
62,920		Avon Products, Inc.	1,233,232	0.5
840	@	BJ’s Wholesale Club, Inc.	43,042	0.0
12,800		Brown-Forman Corp.	897,792	0.3
6,000		Bunge Ltd.	349,740	0.1
21,240		Campbell Soup Co.	687,539	0.3
13,060		Church & Dwight Co., Inc.	577,252	0.2
1,260		Clorox Co.	83,576	0.0
36,480		Coca-Cola Enterprises, Inc.	907,622	0.4
8,100		ConAgra Foods, Inc.	196,182	0.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
9,700		Corn Products International, Inc.	$380,628	0.1
32,400		Dr Pepper Snapple Group, Inc.	1,256,472	0.5
17,610		Flowers Foods, Inc.	342,691	0.1
18,280	@	Green Mountain Coffee Roasters, Inc.	1,698,943	0.7
10,660	@	Hansen Natural Corp.	930,512	0.4
17,460		Herbalife Ltd.	935,856	0.4
16,520		Hershey Co.	978,645	0.4
27,440		HJ Heinz Co.	1,385,171	0.5
11,500		Hormel Foods Corp.	310,730	0.1
14,340		McCormick & Co., Inc.	661,934	0.3
5,880		Mead Johnson Nutrition Co.	404,720	0.2
71,060		Sara Lee Corp.	1,161,831	0.4
22,600		Whole Foods Market, Inc.	1,476,006	0.6
			16,900,116	6.6
		Energy: 8.9%
20,070	@	Alpha Natural Resources, Inc.	355,038	0.1
2,800		Arch Coal, Inc.	40,824	0.0
10,000	@,X	Atlas Energy, Inc. - Escrow	1,000	0.0
2,600	@	Atwood Oceanics, Inc.	89,336	0.0
18,500	@	Brigham Exploration Co.	467,310	0.2
15,300		Cabot Oil & Gas Corp.	947,223	0.4
26,560	@	Cameron International Corp.	1,103,302	0.4
3,000		CARBO Ceramics, Inc.	307,590	0.1
3,600	L	Cimarex Energy Co.	200,520	0.1
17,400	@	Cobalt International Energy, Inc.	134,154	0.1
15,100	@	Concho Resources, Inc.	1,074,214	0.4
33,200		Consol Energy, Inc.	1,126,476	0.5
6,640	@	Continental Resources, Inc.	321,177	0.1
6,600		Core Laboratories NV	592,878	0.2
49,100	@,L	Denbury Resources, Inc.	564,650	0.2
5,160	L	Diamond Offshore Drilling	282,458	0.1
12,560	@	Dresser-Rand Group, Inc.	509,057	0.2
107,360		El Paso Corp.	1,876,653	0.7
8,320		EQT Corp.	443,955	0.2
21,580		EXCO Resources, Inc.	231,338	0.1
35,180	@	FMC Technologies, Inc.	1,322,768	0.5
14,100	@	Forest Oil Corp.	203,040	0.1
13,000		Helmerich & Payne, Inc.	527,800	0.2
27,860		HollyFrontier Corp.	730,489	0.3
4,400	@	Kosmos Energy LLC	51,524	0.0
32,380	@	McDermott International, Inc.	348,409	0.1
4,700		Murphy Oil Corp.	207,552	0.1
12,300	@	Newfield Exploration Co.	488,187	0.2
5,600		Noble Energy, Inc.	396,480	0.2
17,100		Oceaneering International, Inc.	604,314	0.2
6,800	@	Oil States International, Inc.	346,256	0.1
2,700		Patterson-UTI Energy, Inc.	46,818	0.0
40,200		Peabody Energy Corp.	1,361,976	0.5
13,900		Pioneer Natural Resources Co.	914,203	0.4
20,300		QEP Resources, Inc.	549,521	0.2
1,320	@,L	Quicksilver Resources, Inc.	10,006	0.0
23,540		Range Resources Corp.	1,376,148	0.5
3,340	@	Rowan Cos., Inc.	100,835	0.1
6,800	L	RPC, Inc.	110,976	0.1
64,700	@	SandRidge Energy, Inc.	359,732	0.2
8,100		SM Energy Co.	491,265	0.2
12,600	@	Superior Energy Services	330,624	0.1
500		Tidewater, Inc.	21,025	0.0
22,300		Ultra Petroleum Corp.	618,156	0.3
17,100	@	Whiting Petroleum Corp.	599,868	0.2
			22,787,125	8.9
		Financials: 7.2%
5,880	@	Affiliated Managers Group, Inc.	458,934	0.2
12,800		Apartment Investment & Management Co.	283,136	0.1
18,000		Boston Properties, Inc.	1,603,800	0.6
8,000		Camden Property Trust	442,080	0.2
42,720	@	CB Richard Ellis Group, Inc.	575,011	0.2
8,300		CBOE Holdings, Inc.	203,101	0.1
3,500		Corporate Office Properties Trust SBI MD	76,230	0.0
14,420	L	Digital Realty Trust, Inc.	795,407	0.3
8,500		Discover Financial Services	194,990	0.1
18,760		Eaton Vance Corp.	417,785	0.2
3,400		Equity Residential	176,358	0.1
4,380		Erie Indemnity Co.	311,768	0.1
2,900		Essex Property Trust, Inc.	348,116	0.1
7,440		Federal Realty Investment Trust	613,131	0.2
11,560	L	Federated Investors, Inc.	202,647	0.1
3,500	@,L	Green Dot Corp.	109,620	0.0
4,700	L	Greenhill & Co., Inc.	134,373	0.1
7,560		Hudson City Bancorp., Inc.	42,790	0.0
10,820	@	IntercontinentalExchange, Inc.	1,279,573	0.5
5,300		Jones Lang LaSalle, Inc.	274,593	0.1
17,500		Lazard Ltd.	369,250	0.2
4,600	@	LPL Investment Holdings, Inc.	116,932	0.1
7,400		Macerich Co.	315,462	0.1
29,180	L	Moody’s Corp.	888,531	0.4
19,020	@	MSCI, Inc. - Class A	576,877	0.2
2,360	@	Nasdaq Stock Market, Inc.	54,610	0.0
12,780		NYSE Euronext	297,007	0.1
11,100		People’s United Financial, Inc.	126,540	0.1
15,380		Plum Creek Timber Co., Inc.	533,840	0.2
17,700		Rayonier, Inc.	651,183	0.3
23,000		SEI Investments Co.	353,740	0.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
28,620		Starwood Hotels & Resorts Worldwide, Inc.	$1,111,028	0.4
38,500		T. Rowe Price Group, Inc.	1,839,145	0.7
34,540		TD Ameritrade Holding Corp.	507,911	0.2
2,300		UDR, Inc.	50,922	0.0
1,700		Validus Holdings Ltd.	42,364	0.0
22,500		Ventas, Inc.	1,111,500	0.4
3,200		Vornado Realty Trust	238,784	0.1
13,640		Waddell & Reed Financial, Inc.	341,137	0.1
24,700		Weyerhaeuser Co.	384,085	0.2
			18,454,291	7.2
		Health Care: 14.1%
50,960	@	Agilent Technologies, Inc.	1,592,500	0.6
26,880	@	Alexion Pharmaceuticals, Inc.	1,721,933	0.7
24,240	@	Allscripts Healthcare Solutions, Inc.	436,805	0.2
4,600	@	AMERIGROUP Corp.	179,446	0.1
40,060		AmerisourceBergen Corp.	1,493,036	0.6
20,620	@	Amylin Pharmaceuticals, Inc.	190,323	0.1
17,520	@	BioMarin Pharmaceuticals, Inc.	558,363	0.2
13,400	@	Brookdale Senior Living, Inc.	168,036	0.1
13,400	@	Bruker BioSciences Corp.	181,302	0.1
11,000	@	CareFusion Corp.	263,450	0.1
6,700	@	Catalyst Health Solutions, Inc.	386,523	0.1
20,920	@	Cerner Corp.	1,433,438	0.5
8,120	@	Charles River Laboratories International, Inc.	232,394	0.1
2,000		Cooper Cos., Inc.	158,300	0.1
9,540	@	Covance, Inc.	433,593	0.2
12,560		CR Bard, Inc.	1,099,503	0.4
13,920	@	DaVita, Inc.	872,366	0.3
23,020	@,L	Dendreon Corp.	207,180	0.1
9,080		Densply International, Inc.	278,665	0.1
16,740	@	Edwards Lifesciences Corp.	1,193,227	0.5
200	@	Emdeon, Inc.	3,758	0.0
18,400	@	Endo Pharmaceuticals Holdings, Inc.	515,016	0.2
7,540	@	Gen-Probe, Inc.	431,665	0.2
40,020	@	Health Management Associates, Inc.	276,938	0.1
7,700	@	Henry Schein, Inc.	477,477	0.2
9,020		Hill-Rom Holdings, Inc.	270,780	0.1
20,580	@	Hospira, Inc.	761,460	0.3
29,900	@	Human Genome Sciences, Inc.	379,431	0.1
9,040	@,L	Idexx Laboratories, Inc.	623,489	0.2
18,080	@	Illumina, Inc.	739,834	0.3
5,780	@	Intuitive Surgical, Inc.	2,105,538	0.8
7,920	@	Kinetic Concepts, Inc.	521,849	0.2
14,640	@	Laboratory Corp. of America Holdings	1,157,292	0.4
2,420	@	Life Technologies Corp.	93,001	0.0
14,960		Lincare Holdings, Inc.	336,600	0.1
7,640	@	Mednax, Inc.	478,570	0.2
4,920	@	Mettler Toledo International, Inc.	688,603	0.3
58,200	@	Mylan Laboratories	989,400	0.4
13,500	@	Myriad Genetics, Inc.	252,990	0.1
6,500		Patterson Cos., Inc.	186,095	0.1
12,120		Perrigo Co.	1,176,973	0.5
15,820		Pharmaceutical Product Development, Inc.	405,941	0.1
11,800	@	Pharmasset, Inc.	971,966	0.4
21,180		Quest Diagnostics	1,045,445	0.4
11,500	@,L	Regeneron Pharmaceuticals, Inc.	669,300	0.3
24,160	@,L	Resmed, Inc.	695,566	0.3
8,800	@	Sirona Dental Systems, Inc.	373,208	0.1
9,800	@	SXC Health Solutions Corp.	545,860	0.2
5,820		Techne Corp.	395,818	0.1
4,260	@	Tenet Healthcare Corp.	17,594	0.0
9,000	@	Thoratec Corp.	293,760	0.1
8,160	@	United Therapeutics Corp.	305,918	0.1
14,300		Universal Health Services, Inc.	486,200	0.2
17,140	@	Varian Medical Systems, Inc.	894,022	0.3
26,640	@,L	Vertex Pharmaceuticals, Inc.	1,186,546	0.5
24,400		Warner Chilcott PLC	348,920	0.1
13,440	@	Waters Corp.	1,014,586	0.4
17,400	@	Watson Pharmaceuticals, Inc.	1,187,550	0.5
			36,385,342	14.1
		Industrials: 14.2%
8,410	@	Aecom Technology Corp.	148,605	0.1
380		Alliant Techsystems, Inc.	20,714	0.0
23,600		Ametek, Inc.	778,092	0.3
24,760	@	AMR Corp.	73,290	0.0
380		Armstrong World Industries, Inc.	13,087	0.0
1,060		Avery Dennison Corp.	26,585	0.0
18,540	@	Babcock & Wilcox Co.	362,457	0.1
14,500	@	BE Aerospace, Inc.	480,095	0.2
820		Carlisle Cos., Inc.	26,142	0.0
24,640		CH Robinson Worldwide, Inc.	1,687,101	0.7
9,100		Chicago Bridge & Iron Co. NV	260,533	0.1
840		Con-way, Inc.	18,589	0.0
15,800		Cooper Industries PLC	728,696	0.3
3,940		Copa Holdings S.A.	241,404	0.1
9,380	@	Copart, Inc.	366,946	0.1
1,200		Covanta Holding Corp.	18,228	0.0
80,280	@	Delta Airlines, Inc.	602,100	0.2
12,060		Donaldson Co., Inc.	660,888	0.3
21,360		Dover Corp.	995,376	0.4

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
7,780		Dun & Bradstreet Corp./The	$476,603	0.2
18,900		Eaton Corp.	670,950	0.3
1,000		Equifax, Inc.	30,740	0.0
31,120		Expeditors International Washington, Inc.	1,261,916	0.5
43,180	L	Fastenal Co.	1,437,030	0.6
8,000		Flowserve Corp.	592,000	0.2
25,540		Fluor Corp.	1,188,887	0.5
8,300		Gardner Denver, Inc.	527,465	0.2
4,300	@	General Cable Corp.	100,405	0.0
8,020		Goodrich Corp.	967,854	0.4
9,600		Graco, Inc.	327,744	0.1
1,100	@	GrafTech International Ltd.	13,970	0.0
1,160		Harsco Corp.	22,492	0.0
38,600	@	Hertz Global Holdings, Inc.	343,540	0.1
11,700		IDEX Corp.	364,572	0.1
7,800	@	IHS, Inc.	583,518	0.2
38,500		Ingersoll-Rand PLC	1,081,465	0.4
26,500		Iron Mountain, Inc.	837,930	0.3
14,460		JB Hunt Transport Services, Inc.	522,295	0.2
15,340	L	Joy Global, Inc.	956,909	0.4
12,960	@	Kansas City Southern	647,482	0.3
900	@	KAR Holdings, Inc.	10,899	0.0
1,600		KBR, Inc.	37,808	0.0
1,500		Kennametal, Inc.	49,110	0.0
6,040	@	Kirby Corp.	317,946	0.1
7,580		Landstar System, Inc.	299,865	0.1
8,460		Lennox International, Inc.	218,099	0.1
8,200		Lincoln Electric Holdings, Inc.	237,882	0.1
20,800		Manitowoc Co., Inc.	139,568	0.1
56,560		Masco Corp.	402,707	0.2
6,980		MSC Industrial Direct Co.	394,091	0.2
6,220	@	Navistar International Corp.	199,786	0.1
11,000	@	Nielsen Holdings NV	286,880	0.1
9,600		Nordson Corp.	381,504	0.1
16,900		Pall Corp.	716,560	0.3
10,200		Parker Hannifin Corp.	643,926	0.3
6,200	@	Polypore International, Inc.	350,424	0.1
23,220		Robert Half International, Inc.	492,728	0.2
21,160		Rockwell Automation, Inc.	1,184,960	0.5
22,500		Rockwell Collins, Inc.	1,187,100	0.5
13,940		Roper Industries, Inc.	960,605	0.4
1,700		Snap-On, Inc.	75,480	0.0
22,020		Southwest Airlines Co.	177,041	0.1
3,800	@	Spirit Aerosystems Holdings, Inc.	60,610	0.0
2,200		SPX Corp.	99,682	0.0
12,520	@	Stericycle, Inc.	1,010,614	0.4
2,500		Textron, Inc.	44,100	0.0
2,020	@	Thomas & Betts Corp.	80,618	0.0
11,700		Timken Co.	383,994	0.1
4,900		Toro Co.	241,423	0.1
1,900		Towers Watson & Co.	113,582	0.0
7,860	@	TransDigm Group, Inc.	641,926	0.3
42,893	@	United Continental Holdings, Inc.	831,266	0.3
14,580		UTI Worldwide, Inc.	190,123	0.1
3,560		Valmont Industries, Inc.	277,466	0.1
15,800	@	Verisk Analytics, Inc.	549,366	0.2
10,660	@	WABCO Holdings, Inc.	403,588	0.2
7,600		Wabtec Corp.	401,812	0.2
15,710		Waste Connections, Inc.	531,312	0.2
3,200	@	Wesco International, Inc.	107,360	0.0
8,380		WW Grainger, Inc.	1,253,145	0.5
			36,451,651	14.2
		Information Technology: 18.5%
8,400	@	Acme Packet, Inc.	357,756	0.1
97,120	@	Advanced Micro Devices, Inc.	493,370	0.2
26,840	@	Akamai Technologies, Inc.	533,579	0.2
8,080	@,L	Alliance Data Systems Corp.	749,016	0.3
47,860		Altera Corp.	1,509,026	0.6
25,840		Amphenol Corp.	1,053,497	0.4
43,900	L	Analog Devices, Inc.	1,371,875	0.5
13,860	@	Ansys, Inc.	679,694	0.3
15,300	@	Ariba, Inc.	423,963	0.2
2,580	@	Arrow Electronics, Inc.	71,672	0.0
67,600	@	Atmel Corp.	545,532	0.2
33,720	@	Autodesk, Inc.	936,742	0.4
28,000		Avago Technologies Ltd.	917,560	0.4
25,940	@	BMC Software, Inc.	1,000,246	0.4
1,700	@	Booz Allen Hamilton Holding Corp.	25,279	0.0
18,380		Broadridge Financial Solutions ADR	370,173	0.1
42,420	@	Cadence Design Systems, Inc.	391,961	0.2
15,020	@,L	Ciena Corp.	168,224	0.1
27,480	@	Citrix Systems, Inc.	1,498,484	0.6
25,300	@	Compuware Corp.	193,798	0.1
1,040	@	Cree, Inc.	27,019	0.0
26,520		Cypress Semiconductor Corp.	397,004	0.2
8,420	@,L	Dolby Laboratories, Inc.	231,045	0.1
820		DST Systems, Inc.	35,941	0.0
48,740	@	Electronic Arts, Inc.	996,733	0.4
7,380	@	Equinix, Inc.	655,565	0.3
11,780	@	F5 Networks, Inc.	836,969	0.3
7,240		Factset Research Systems, Inc.	644,143	0.2
8,800	@,L	First Solar, Inc.	556,248	0.2
16,760	@	Fiserv, Inc.	850,905	0.3
2,300	@	FleetCor Technologies, Inc.	60,398	0.0
25,180		Flir Systems, Inc.	630,759	0.2
18,900	@	Fortinet, Inc.	317,520	0.1
4,300	@	Freescale Semiconductor Holdings Ltd.	47,429	0.0
15,400	@	Gartner, Inc.	536,998	0.2
15,420		Genpact Ltd.	221,894	0.1
12,680		Global Payments, Inc.	512,145	0.2

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
5,420		Harris Corp.	$185,201	0.1
16,100	@	Informatica Corp.	659,295	0.3
9,840		Intersil Corp.	101,254	0.0
45,020	@	Intuit, Inc.	2,135,749	0.8
4,400	@	IPG Photonics Corp.	191,136	0.1
25,120		Jabil Circuit, Inc.	446,885	0.2
35,740	@	JDS Uniphase Corp.	356,328	0.1
19,700	L	KLA-Tencor Corp.	754,116	0.3
19,680	@	Lam Research Corp.	747,447	0.3
13,680		Lender Processing Services, Inc.	187,279	0.1
33,340		Linear Technology Corp.	921,851	0.4
1,400	@,L	LinkedIn Corp.	109,312	0.0
28,900	@	LSI Logic Corp.	149,702	0.1
43,280		Maxim Integrated Products	1,009,722	0.4
21,580	@	MEMC Electronic Materials, Inc.	113,079	0.0
27,900	L	Microchip Technology, Inc.	867,969	0.3
12,780	@	Micros Systems, Inc.	561,170	0.2
14,390		National Instruments Corp.	328,955	0.1
19,680	@	NCR Corp.	332,395	0.1
11,660	@	NeuStar, Inc.	293,132	0.1
37,600	@	Nuance Communications, Inc.	765,536	0.3
87,820	@	Nvidia Corp.	1,097,750	0.4
70,220	@	ON Semiconductor Corp.	503,477	0.2
43,500		Paychex, Inc.	1,147,095	0.4
2,100	@	PMC - Sierra, Inc.	12,558	0.0
27,800	@	Polycom, Inc.	510,686	0.2
13,520	@	QLogic Corp.	171,434	0.1
16,300	@	Rackspace Hosting, Inc.	556,482	0.2
28,245	@	Red Hat, Inc.	1,193,634	0.5
24,200	@	Riverbed Technolgoy, Inc.	483,032	0.2
16,480	@	Rovi Corp.	708,310	0.3
14,660	@	SAIC, Inc.	173,135	0.1
6,278	@	Silicon Laboratories, Inc.	210,376	0.1
29,900	@	Skyworks Solutions, Inc.	536,406	0.2
11,200		Solera Holdings, Inc.	565,600	0.2
1,600	@	Synopsys, Inc.	38,976	0.0
24,640	@	Teradata Corp.	1,318,979	0.5
26,200	@	TIBCO Software, Inc.	586,618	0.2
19,380	@	Trimble Navigation Ltd.	650,199	0.3
11,400	@	Varian Semiconductor Equipment Associates, Inc.	697,110	0.3
14,100	@	Verifone Holdings, Inc.	493,782	0.2
24,580		VeriSign, Inc.	703,234	0.3
6,800		VistaPrint NV	183,804	0.1
9,372	@	WebMD Health Corp.	282,566	0.1
92,500		Western Union Co.	1,414,325	0.5
38,900	L	Xilinx, Inc.	1,067,416	0.4
8,620	@	Zebra Technologies Corp.	266,703	0.1
			47,641,362	18.5
		Materials: 8.1%
11,400		Airgas, Inc.	727,548	0.3
3,500	L	AK Steel Holding Corp.	22,890	0.0
13,480		Albemarle Corp.	544,592	0.2
15,600		Allegheny Technologies, Inc.	577,044	0.2
14,100	@	Allied Nevada Gold Corp.	504,921	0.2
24,540		Ball Corp.	761,231	0.3
7,000		Carpenter Technology Corp.	314,230	0.1
22,880		Celanese Corp.	744,286	0.3
8,831		CF Industries Holdings, Inc.	1,089,657	0.4
21,360		Cliffs Natural Resources, Inc.	1,092,991	0.4
5,180		Compass Minerals International, Inc.	345,920	0.1
22,800	@	Crown Holdings, Inc.	697,908	0.3
10,400		Eastman Chemical Co.	712,712	0.3
34,020	L	Ecolab, Inc.	1,663,238	0.7
10,560		FMC Corp.	730,330	0.3
5,900		Huntsman Corp.	57,053	0.0
12,240		International Flavors & Fragrances, Inc.	688,133	0.3
14,600		International Paper Co.	339,450	0.1
8,300	@	Intrepid Potash, Inc.	206,421	0.1
3,400		Kronos Worldwide, Inc.	54,672	0.0
3,400	L	Martin Marietta Materials, Inc.	214,948	0.1
8,900	@,L	Molycorp, Inc.	292,543	0.1
19,480		Nalco Holding Co.	681,410	0.3
14,600		Packaging Corp. of America	340,180	0.1
23,200		PPG Industries, Inc.	1,639,312	0.7
1,700		Reliance Steel & Aluminum Co.	57,817	0.0
10,900		Rock-Tenn Co.	530,612	0.2
10,200	@	Rockwood Holdings, Inc.	343,638	0.1
8,580		Royal Gold, Inc.	549,635	0.2
1,020		Schnitzer Steel Industries, Inc.	37,536	0.0
6,180	L	Scotts Miracle-Gro Co.	275,628	0.1
13,220	L	Sherwin-Williams Co.	982,511	0.4
17,820	L	Sigma-Aldrich Corp.	1,101,098	0.4
7,800		Silgan Holdings, Inc.	286,572	0.1
19,300	@	Solutia, Inc.	248,005	0.1
25,200		Steel Dynamics, Inc.	249,984	0.1
4,400		Temple-Inland, Inc.	138,028	0.1
7,200	L	Titanium Metals Corp.	107,856	0.1
1,900		Valspar Corp.	59,299	0.0
9,000		Walter Industries, Inc.	540,090	0.2
700		Westlake Chemical Corp.	23,996	0.0
10,400	@	WR Grace & Co.	346,320	0.1
			20,922,245	8.1
		Telecommunication Services: 1.2%
24,500	@,L	Clearwire Corp.	57,085	0.0
42,960	@	Crown Castle International Corp.	1,747,183	0.7
21,680	@	NII Holdings, Inc.	584,276	0.2
17,860	@	SBA Communications Corp.	615,813	0.3
			3,004,357	1.2

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Telecommunications: 0.5%
43,820	@	MetroPCS Communications, Inc.	$381,672	0.2
20,340	@	TW Telecom, Inc.	336,017	0.1
44,700		Windstream Corp.	521,202	0.2
			1,238,891	0.5
		Utilities: 0.3%
2,300		Aqua America, Inc.	49,611	0.0
8,080		ITC Holdings Corp.	625,634	0.3
1,900		National Fuel Gas Co.	92,492	0.0
1,300		Oneok, Inc.	85,852	0.0
			853,589	0.3
		Total Common Stock
		(Cost $220,661,146)	255,492,502	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
		Securities Lending Collateral(cc)(1): 5.7%
$1,077,859	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$862,287	0.4
13,676,735		BNY Mellon Overnight Government Fund	13,676,735	5.3
			14,539,022	5.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
1,550,200		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,550,200)	$1,550,200	0.6
		Total Short-Term Investments
		(Cost $16,304,794)	16,089,222	6.3
		Total Investments in Securities (Cost $236,965,940)*	$271,581,724	105.7
		Liabilities in Excess of Other Assets	(14,641,131)	(5.7)
		Net Assets	$256,940,593	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $237,796,871.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$55,145,461
		Gross Unrealized Depreciation	(21,360,608)
		Net Unrealized appreciation	$33,784,853

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$50,853,533	$—	$—	$50,853,533
Consumer Staples	16,900,116	—	—	16,900,116
Energy	22,786,125	—	1,000	22,787,125
Financials	18,454,291	—	—	18,454,291
Health Care	36,385,342	—	—	36,385,342
Industrials	36,451,651	—	—	36,451,651
Information Technology	47,641,362	—	—	47,641,362
Materials	20,922,245	—	—	20,922,245
Telecommunication Services	3,004,357	—	—	3,004,357
Telecommunications	1,238,891	—	—	1,238,891
Utilities	853,589	—	—	853,589
Total Common Stock	255,491,502	—	1,000	255,492,502
Short-Term Investments	15,226,935	—	862,287	16,089,222
Total Investments, at value	$270,718,437	$—	$863,287	$271,581,724
Liabilities Table
Other Financial Instruments+
Futures	$(108,201)	$—	$—	$(108,201)
Total Liabilities	$(108,201)	$—	$—	$(108,201)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$1,000	$—	$1,000
Short-Term Investments	$862,287	$—	$—	$—	$—	$—	$—	$—	$862,287
Total Investments, at value	$862,287	$—	$—	$—	$—	$—	$1,000	$—	$863,287

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Mid Cap Growth Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	24	12/16/11	$1,869,360	$(108,201)
			$1,869,360	$(108,201)

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 15.3%
31,550		Aaron’s, Inc.	$796,638	0.1
34,650		Abercrombie & Fitch Co.	2,133,054	0.2
30,700		Advance Auto Parts, Inc.	1,783,670	0.1
21,400	@	AMC Networks, Inc.	683,730	0.1
76,750		American Eagle Outfitters	899,510	0.1
47,550	@	Apollo Group, Inc. - Class A	1,883,456	0.1
35,200		Autoliv, Inc.	1,707,200	0.1
16,150	@,L	Autonation, Inc.	529,397	0.0
10,550	@	Autozone, Inc.	3,367,455	0.2
17,000	@	Bally Technologies, Inc.	458,660	0.0
98,150	@	Bed Bath & Beyond, Inc.	5,624,977	0.4
124,700		Best Buy Co., Inc.	2,905,510	0.2
29,600	@	Big Lots, Inc.	1,030,968	0.1
43,150	@	BorgWarner, Inc.	2,611,870	0.2
33,450		Brinker International, Inc.	699,774	0.1
85,600		Cablevision Systems Corp.	1,346,488	0.1
24,400	@,L	Career Education Corp.	318,420	0.0
89,000	@	Carmax, Inc.	2,122,650	0.2
22,800	@	Charter Communications, Inc.	1,067,952	0.1
69,500		Chico’s FAS, Inc.	794,385	0.1
12,300	@	Chipotle Mexican Grill, Inc.	3,726,285	0.3
11,300		Choice Hotels International, Inc.	335,836	0.0
16,050	@	Clear Channel Outdoor Holdings, Inc.	150,228	0.0
53,750		Darden Restaurants, Inc.	2,297,812	0.2
15,300	@	Deckers Outdoor Corp.	1,426,878	0.1
27,100		DeVry, Inc.	1,001,616	0.1
37,150	@	Dick’s Sporting Goods, Inc.	1,243,039	0.1
13,400		Dillard’s, Inc.	582,632	0.0
109,800	@	Discovery Communications, Inc. - Class A	4,130,676	0.3
78,900	@	Dish Network Corp.	1,977,234	0.1
39,000	@	Dollar General Corp.	1,472,640	0.1
48,250	@	Dollar Tree, Inc.	3,624,057	0.3
110,300		D.R. Horton, Inc.	997,112	0.1
28,100	@	DreamWorks Animation SKG, Inc.	510,858	0.0
8,500		DSW, Inc.	392,530	0.0
15,200	@,L	Education Management Corp.	225,568	0.0
76,450		Expedia, Inc.	1,968,587	0.1
48,250		Family Dollar Stores, Inc.	2,453,995	0.2
7,750	@	Federal Mogul Corp.	114,312	0.0
61,000		Foot Locker, Inc.	1,225,490	0.1
60,800		Fortune Brands, Inc.	3,288,064	0.2
20,700	@	Fossil, Inc.	1,677,942	0.1
55,750	@,L	GameStop Corp.	1,287,825	0.1
94,750		Gannett Co., Inc.	902,967	0.1
159,200		Gap, Inc.	2,585,408	0.2
42,350	L	Garmin Ltd.	1,345,460	0.1
56,300		Gentex Corp.	1,354,015	0.1
62,050		Genuine Parts Co.	3,152,140	0.2
96,250	@	Goodyear Tire & Rubber Co.	971,163	0.1
25,500		Guess ?, Inc.	726,495	0.1
120,400		H&R Block, Inc.	1,602,524	0.1
38,100	@	Hanesbrands, Inc.	952,881	0.1
93,200		Harley-Davidson, Inc.	3,199,556	0.2
27,500		Harman International Industries, Inc.	785,950	0.1
48,050		Hasbro, Inc.	1,566,911	0.1
17,400	@	Hyatt Hotels Corp.	545,838	0.0
118,300		International Game Technology	1,718,899	0.1
192,650		Interpublic Group of Cos., Inc.	1,387,080	0.1
11,050	@,L	ITT Educational Services, Inc.	636,259	0.0
21,400	X	J. Crew Escrow	—	—
36,100		Jarden Corp.	1,020,186	0.1
65,200		JC Penney Co., Inc.	1,746,056	0.1
18,350		John Wiley & Sons, Inc.	815,107	0.1
23,000	@,L	Lamar Advertising Co.	391,690	0.0
41,400		Lear Corp.	1,776,060	0.1
56,350		Leggett & Platt, Inc.	1,115,167	0.1
63,150		Lennar Corp.	855,051	0.1
104,100	@	Liberty Global, Inc.	3,766,338	0.3
237,000	@	Liberty Media Corp. - Interactive - Class A	3,500,490	0.3
27,950	@	Liberty Media Corp. - Liberty Capital	1,848,054	0.1
20,600	@	Liberty Media Corp. - Liberty Starz	1,309,336	0.1
57,450	@	LKQ Corp.	1,387,992	0.1
104,950		Limited Brands, Inc.	4,041,625	0.3
167,850		Macy’s, Inc.	4,417,812	0.3
23,775	@	Madison Square Garden, Inc.	542,070	0.0
109,625		Marriott International, Inc.	2,986,185	0.2
137,050		Mattel, Inc.	3,548,224	0.3
120,050		McGraw-Hill Cos., Inc.	4,922,050	0.4
138,850	@	MGM Resorts International	1,289,916	0.1
22,300	@	Mohawk Industries, Inc.	956,893	0.1
9,700		Morningstar, Inc.	547,468	0.0
20,700	@	NetFlix, Inc.	2,342,412	0.2
114,800		Newell Rubbermaid, Inc.	1,362,676	0.1
64,250		Nordstrom, Inc.	2,934,940	0.2
2,320	@	NVR, Inc.	1,401,234	0.1
110,800		Omnicom Group	4,081,872	0.3
54,350	@	O’Reilly Automotive, Inc.	3,621,340	0.3
11,450	@	Panera Bread Co.	1,190,113	0.1
26,800	@	Penn National Gaming, Inc.	892,172	0.1
44,750		Petsmart, Inc.	1,908,588	0.1
25,600		Polaris Industries, Inc.	1,279,232	0.1
134,690	@	Pulte Homes, Inc.	532,026	0.0
23,600		PVH Corp.	1,374,464	0.1
41,750		RadioShack Corp.	485,135	0.0
24,700		Ralph Lauren Corp.	3,203,590	0.2
31,900	L	Regal Entertainment Group	374,506	0.0
46,350		Ross Stores, Inc.	3,647,281	0.3
53,250		Royal Caribbean Cruises Ltd.	1,152,330	0.1
37,400	@	Sally Beauty Holdings, Inc.	620,840	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
36,950		Scripps Networks Interactive - Class A	$1,373,431	0.1
15,300	@,L	Sears Holding Corp.	880,056	0.1
94,100		Service Corp. International	861,956	0.1
34,250		Signet Jewelers Ltd.	1,157,650	0.1
1,555,200	@,L	Sirius XM Radio, Inc.	2,348,352	0.2
281,100		Staples, Inc.	3,738,630	0.3
27,000	@	Tempur-Pedic International, Inc.	1,420,470	0.1
20,100	@,L	Tesla Motors, Inc.	490,239	0.0
17,400		Thor Industries, Inc.	385,410	0.0
50,350		Tiffany & Co.	3,062,287	0.2
57,750	@	Toll Brothers, Inc.	833,332	0.1
28,500		Tractor Supply Co.	1,782,675	0.1
40,150	@	TRW Automotive Holdings Corp.	1,314,109	0.1
24,600		Tupperware Corp.	1,322,004	0.1
17,900	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,113,917	0.1
14,300	@	Under Armour, Inc.	949,663	0.1
47,450	@	Urban Outfitters, Inc.	1,059,084	0.1
34,350		VF Corp.	4,174,212	0.3
125,000		Virgin Media, Inc.	3,043,750	0.2
20,100	@	Visteon Corp.	864,300	0.1
2,020	L	Washington Post	660,479	0.0
11,400		Weight Watchers International, Inc.	664,050	0.0
124,600		Wendy’s Co/The	571,914	0.0
30,000		Whirlpool Corp.	1,497,300	0.1
41,300		Williams-Sonoma, Inc.	1,271,627	0.1
22,500	@	WMS Industries, Inc.	395,775	0.0
67,050		Wyndham Worldwide Corp.	1,911,596	0.1
31,300		Wynn Resorts Ltd.	3,602,004	0.3
			210,249,319	15.3
		Consumer Staples: 6.7%
169,550		Avon Products, Inc.	3,323,180	0.2
21,600	@	BJ’s Wholesale Club, Inc.	1,106,784	0.1
40,412		Brown-Forman Corp.	2,834,498	0.2
57,950		Bunge Ltd.	3,377,906	0.2
69,900		Campbell Soup Co.	2,262,663	0.2
56,400		Church & Dwight Co., Inc.	2,492,880	0.2
52,550		Clorox Co.	3,485,642	0.3
128,000		Coca-Cola Enterprises, Inc.	3,184,640	0.2
161,200		ConAgra Foods, Inc.	3,904,264	0.3
71,650	@	Constellation Brands, Inc.	1,289,700	0.1
30,100		Corn Products International, Inc.	1,181,124	0.1
72,250	@	Dean Foods Co.	640,857	0.0
87,250		Dr Pepper Snapple Group, Inc.	3,383,555	0.2
27,400	@	Energizer Holdings, Inc.	1,820,456	0.1
44,050		Flowers Foods, Inc.	857,213	0.1
48,400	@	Green Mountain Coffee Roasters, Inc.	4,498,296	0.3
27,600	@	Hansen Natural Corp.	2,409,204	0.2
47,000		Herbalife Ltd.	2,519,200	0.2
59,900		Hershey Co.	3,548,476	0.3
126,900		HJ Heinz Co.	6,405,912	0.5
54,100		Hormel Foods Corp.	1,461,782	0.1
45,750		JM Smucker Co.	3,334,717	0.2
56,650		Lorillard, Inc.	6,271,155	0.5
52,250		McCormick & Co., Inc.	2,411,860	0.2
80,600		Mead Johnson Nutrition Co.	5,547,698	0.4
52,950		Molson Coors Brewing Co.	2,097,349	0.2
21,700	@	Ralcorp Holdings, Inc.	1,664,607	0.1
139,600		Safeway, Inc.	2,321,548	0.2
230,550		Sara Lee Corp.	3,769,492	0.3
65,450	@	Smithfield Foods, Inc.	1,276,275	0.1
83,650	L	Supervalu, Inc.	557,109	0.0
118,600		Tyson Foods, Inc.	2,058,896	0.1
60,950		Whole Foods Market, Inc.	3,980,645	0.3
			91,279,583	6.7
		Energy: 7.3%
89,283	@	Alpha Natural Resources, Inc.	1,579,416	0.1
75,200		Arch Coal, Inc.	1,096,416	0.1
30,500	@,X	Atlas Energy, Inc. - Escrow	3,050	0.0
22,300	@	Atwood Oceanics, Inc.	766,228	0.1
46,100	@	Brigham Exploration Co.	1,164,486	0.1
41,150		Cabot Oil & Gas Corp.	2,547,597	0.2
96,600	@	Cameron International Corp.	4,012,764	0.3
7,600		CARBO Ceramics, Inc.	779,228	0.1
33,650		Cimarex Energy Co.	1,874,305	0.1
46,600	@	Cobalt International Energy, Inc.	359,286	0.0
40,700	@	Concho Resources, Inc.	2,895,398	0.2
89,350		Consol Energy, Inc.	3,031,646	0.2
16,500	@	Continental Resources, Inc.	798,105	0.1
18,000		Core Laboratories NV	1,616,940	0.1
158,425	@	Denbury Resources, Inc.	1,821,887	0.1
27,100	L	Diamond Offshore Drilling	1,483,454	0.1
31,450	@	Dresser-Rand Group, Inc.	1,274,668	0.1
303,100		El Paso Corp.	5,298,188	0.4
52,950		EQT Corp.	2,825,412	0.2
58,800		EXCO Resources, Inc.	630,336	0.0
94,700	@	FMC Technologies, Inc.	3,560,720	0.3
44,800	@	Forest Oil Corp.	645,120	0.0
37,550		Helmerich & Payne, Inc.	1,524,530	0.1
75,316		HollyFrontier Corp.	1,974,786	0.1
13,000	@	Kosmos Energy LLC	152,230	0.0
92,450	@	McDermott International, Inc.	994,762	0.1
76,250		Murphy Oil Corp.	3,367,200	0.2
113,300		Nabors Industries Ltd.	1,389,058	0.1
53,050	@	Newfield Exploration Co.	2,105,555	0.2
69,550		Noble Energy, Inc.	4,924,140	0.4
42,800		Oceaneering International, Inc.	1,512,552	0.1
20,150	@	Oil States International, Inc.	1,026,038	0.1
60,900		Patterson-UTI Energy, Inc.	1,056,006	0.1
106,800		Peabody Energy Corp.	3,618,384	0.3
46,050		Pioneer Natural Resources Co.	3,028,708	0.2
55,650	@	Plains Exploration & Production Co.	1,263,811	0.1
69,650		QEP Resources, Inc.	1,885,426	0.1
46,550	@	Quicksilver Resources, Inc.	352,849	0.0
63,300		Range Resources Corp.	3,700,518	0.3
50,250	@	Rowan Cos., Inc.	1,517,048	0.1
16,900	L	RPC, Inc.	275,808	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
161,650	@	SandRidge Energy, Inc.	$898,774	0.1
8,500		SEACOR Holdings, Inc.	681,785	0.1
25,100		SM Energy Co.	1,522,315	0.1
49,150		Southern Union Co.	1,994,015	0.1
256,200		Spectra Energy Corp.	6,284,586	0.5
47,750		Sunoco, Inc.	1,480,727	0.1
31,400	@	Superior Energy Services	823,936	0.1
16,450		Teekay Shipping Corp.	371,935	0.0
56,650	@	Tesoro Corp.	1,102,975	0.1
20,500		Tidewater, Inc.	862,025	0.1
60,200		Ultra Petroleum Corp.	1,668,744	0.1
16,450	@	Unit Corp.	607,334	0.0
224,800		Valero Energy Corp.	3,996,944	0.3
46,200	@	Whiting Petroleum Corp.	1,620,696	0.1
			99,650,850	7.3
		Financials: 18.4%
20,550	@	Affiliated Managers Group, Inc.	1,603,928	0.1
24,300		Alexandria Real Estate Equities, Inc.	1,491,777	0.1
2,621	@	Alleghany Corp.	756,159	0.1
14,950		Allied World Assurance Co.	802,965	0.1
61,200		American Capital Agency Corp.	1,658,520	0.1
138,900	@	American Capital Ltd.	947,298	0.1
31,700		American Financial Group, Inc.	984,919	0.1
2,700		American National Insurance	186,975	0.0
95,500		Ameriprise Financial, Inc.	3,758,880	0.3
362,050		Annaly Capital Management, Inc.	6,020,892	0.4
130,234		AON Corp.	5,467,223	0.4
47,012		Apartment Investment & Management Co.	1,039,905	0.1
51,950	@	Arch Capital Group Ltd.	1,697,466	0.1
80,700		Ares Capital Corp.	1,111,239	0.1
43,500		Arthur J. Gallagher & Co.	1,144,050	0.1
27,900		Aspen Insurance Holdings Ltd.	642,816	0.0
68,250		Associated Banc-Corp.	634,725	0.0
38,050		Assurant, Inc.	1,362,190	0.1
72,600		Assured Guaranty Ltd.	797,874	0.1
34,440		AvalonBay Communities, Inc.	3,927,882	0.3
51,000		Axis Capital Holdings Ltd.	1,322,940	0.1
18,800		Bank of Hawaii Corp.	684,320	0.0
13,200		BankUnited, Inc.	274,032	0.0
10,150		BOK Financial Corp.	475,934	0.0
57,350		Boston Properties, Inc.	5,109,885	0.4
53,350		Brandywine Realty Trust	427,334	0.0
29,400		BRE Properties, Inc.	1,244,796	0.1
45,850		Brown & Brown, Inc.	816,130	0.1
27,600		Camden Property Trust	1,525,176	0.1
127,250		CapitalSource, Inc.	781,315	0.1
65,996		Capitol Federal Financial, Inc.	696,918	0.1
115,250	@	CB Richard Ellis Group, Inc.	1,551,265	0.1
20,800		CBOE Holdings, Inc.	508,976	0.0
404,900		Chimera Investment Corp.	1,121,573	0.1
57,650		Cincinnati Financial Corp.	1,517,924	0.1
79,000	@	CIT Group, Inc.	2,399,230	0.2
18,350		City National Corp.	692,896	0.1
10,550		CNA Financial Corp.	237,058	0.0
69,700		Comerica, Inc.	1,601,009	0.1
29,155		Commerce Bancshares, Inc.	1,013,136	0.1
28,487		CommonWealth REIT	540,398	0.0
28,000		Corporate Office Properties Trust SBI MD	609,840	0.0
21,000		Cullen/Frost Bankers, Inc.	963,060	0.1
85,200		DDR Corp.	928,680	0.1
37,500		Digital Realty Trust, Inc.	2,068,500	0.2
215,050		Discover Financial Services	4,933,247	0.4
49,050		Douglas Emmett, Inc.	838,755	0.1
99,650		Duke Realty Corp.	1,046,325	0.1
98,900	@	E*Trade Financial Corp.	900,979	0.1
58,600		East-West Bancorp., Inc.	873,726	0.1
46,750		Eaton Vance Corp.	1,041,122	0.1
16,000		Endurance Specialty Holdings Ltd.	546,400	0.0
116,150		Equity Residential	6,024,700	0.4
10,900		Erie Indemnity Co.	775,862	0.1
12,850		Essex Property Trust, Inc.	1,542,514	0.1
18,100		Everest Re Group Ltd.	1,436,778	0.1
24,500		Federal Realty Investment Trust	2,019,045	0.1
35,650		Federated Investors, Inc.	624,944	0.0
88,050		Fidelity National Title Group, Inc.	1,336,599	0.1
362,050		Fifth Third Bancorp.	3,656,705	0.3
2,200		First Citizens BancShares, Inc.	315,788	0.0
103,759		First Horizon National Corp.	618,404	0.0
119,500		First Niagara Financial Group, Inc.	1,093,425	0.1
29,000	@	First Republic Bank	671,640	0.0
54,100	@	Forest City Enterprises, Inc.	576,706	0.0
78,550		Fulton Financial Corp.	600,907	0.0
222,081		General Growth Properties, Inc.	2,687,180	0.2
193,300	@	Genworth Financial, Inc.	1,109,542	0.1
8,700	@	Green Dot Corp.	272,484	0.0
11,700		Greenhill & Co., Inc.	334,503	0.0
17,900		Hanover Insurance Group, Inc.	635,450	0.0
175,500		Hartford Financial Services Group, Inc.	2,832,570	0.2
44,850		HCC Insurance Holdings, Inc.	1,213,192	0.1
160,050		HCP, Inc.	5,611,353	0.4
69,650		Health Care Real Estate Investment Trust, Inc.	3,259,620	0.2
48,700		Hospitality Properties Trust	1,033,901	0.1
270,424		Host Hotels & Resorts, Inc.	2,958,439	0.2
8,406	@	Howard Hughes Corp.	353,893	0.0
186,600		Hudson City Bancorp., Inc.	1,056,156	0.1
340,300		Huntington Bancshares, Inc.	1,633,440	0.1
14,400		Interactive Brokers Group, Inc.	200,592	0.0
29,000	@	IntercontinentalExchange, Inc.	3,429,540	0.3
182,100	@	Invesco Ltd.	2,824,371	0.2

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
73,450		Janus Capital Group, Inc.	$440,700	0.0
53,250		Jefferies Group, Inc.	660,832	0.0
16,900		Jones Lang LaSalle, Inc.	875,589	0.1
19,650		Kemper Corp.	470,814	0.0
374,850		Keycorp	2,222,860	0.2
160,350		Kimco Realty Corp.	2,410,060	0.2
43,700		Lazard Ltd.	922,070	0.1
58,650		Legg Mason, Inc.	1,507,891	0.1
77,850		Leucadia National Corp.	1,765,638	0.1
45,400		Liberty Property Trust	1,321,594	0.1
123,550		Lincoln National Corp.	1,931,086	0.1
13,500	@	LPL Investment Holdings, Inc.	343,170	0.0
49,410		M&T Bank Corp.	3,453,759	0.3
51,598		Macerich Co.	2,199,623	0.2
34,300		Mack-Cali Realty Corp.	917,525	0.1
3,780	@	Markel Corp.	1,349,951	0.1
216,150		Marsh & McLennan Cos., Inc.	5,736,621	0.4
58,250	@,L	MBIA, Inc.	423,477	0.0
10,550		Mercury General Corp.	404,593	0.0
78,550		Moody’s Corp.	2,391,848	0.2
47,450	@	MSCI, Inc. - Class A	1,439,159	0.1
48,750	@	Nasdaq Stock Market, Inc.	1,128,075	0.1
172,400		New York Community Bancorp., Inc.	2,051,560	0.1
85,600		Northern Trust Corp.	2,994,288	0.2
103,200		NYSE Euronext	2,398,368	0.2
102,200		Old Republic International Corp.	911,624	0.1
26,600		PartnerRe Ltd.	1,390,382	0.1
141,050		People’s United Financial, Inc.	1,607,970	0.1
68,100		Piedmont Office Realty Trust, Inc.	1,101,177	0.1
63,850		Plum Creek Timber Co., Inc.	2,216,234	0.2
403,700	@	Popular, Inc.	605,550	0.0
126,650		Principal Financial Group, Inc.	2,871,156	0.2
258,500		Progressive Corp.	4,590,960	0.3
172,440		ProLogis, Inc.	4,181,670	0.3
33,800		Protective Life Corp.	528,294	0.0
40,200		Raymond James Financial, Inc.	1,043,592	0.1
48,000		Rayonier, Inc.	1,765,920	0.1
50,000		Realty Income Corp.	1,612,000	0.1
35,400		Regency Centers Corp.	1,250,682	0.1
495,250		Regions Financial Corp.	1,649,183	0.1
29,200		Reinsurance Group of America, Inc.	1,341,740	0.1
20,400		RenaissanceRe Holdings Ltd.	1,301,520	0.1
57,350		SEI Investments Co.	882,043	0.1
56,000		Senior Housing Properties Trust	1,206,240	0.1
31,900		SL Green Realty Corp.	1,854,985	0.1
207,900		SLM Corp.	2,588,355	0.2
25,700	@,L	St Joe Co.	385,243	0.0
17,850		Stancorp Financial Group, Inc.	492,125	0.0
76,850		Starwood Hotels & Resorts Worldwide, Inc.	2,983,317	0.2
211,600		SunTrust Bank	3,798,220	0.3
309,900	L	Synovus Financial Corp.	331,593	0.0
102,350		T. Rowe Price Group, Inc.	4,889,260	0.4
22,000		Taubman Centers, Inc.	1,106,820	0.1
62,650		TCF Financial Corp.	573,874	0.0
86,250		TD Ameritrade Holding Corp.	1,268,306	0.1
31,450	@	TFS Financial Corp.	255,688	0.0
45,050		Torchmark Corp.	1,570,443	0.1
24,650		Transatlantic Holdings, Inc.	1,196,018	0.1
74,868		UDR, Inc.	1,657,578	0.1
121,350		UnumProvident Corp.	2,543,496	0.2
30,400		Validus Holdings Ltd.	757,568	0.1
66,954		Valley National Bancorp.	709,043	0.1
99,846		Ventas, Inc.	4,932,392	0.4
72,650		Vornado Realty Trust	5,421,143	0.4
34,050		Waddell & Reed Financial, Inc.	851,590	0.1
43,750		Washington Federal, Inc.	557,375	0.0
47,700		Weingarten Realty Investors	1,009,809	0.1
212,332		Weyerhaeuser Co.	3,301,763	0.2
2,730	@	White Mountains Insurance Group Ltd.	1,107,698	0.1
45,100		WR Berkley Corp.	1,339,019	0.1
121,900		XL Group PLC	2,291,720	0.2
72,450		Zions Bancorp.	1,019,372	0.1
			252,683,706	18.4
		Health Care: 10.3%
137,200	@	Agilent Technologies, Inc.	4,287,500	0.3
33,600	@	Alere, Inc.	660,240	0.0
72,500	@	Alexion Pharmaceuticals, Inc.	4,644,350	0.3
75,000	@	Allscripts Healthcare Solutions, Inc.	1,351,500	0.1
17,200	@	AMERIGROUP Corp.	670,972	0.0
108,000		AmerisourceBergen Corp.	4,025,160	0.3
51,550	@	Amylin Pharmaceuticals, Inc.	475,807	0.0
43,750	@	BioMarin Pharmaceuticals, Inc.	1,394,312	0.1
7,800	@	Bio-Rad Laboratories, Inc.	708,006	0.0
602,400	@	Boston Scientific Corp.	3,560,184	0.3
38,400	@	Brookdale Senior Living, Inc.	481,536	0.0
33,400	@	Bruker BioSciences Corp.	451,902	0.0
88,100	@	CareFusion Corp.	2,109,995	0.2
16,800	@	Catalyst Health Solutions, Inc.	969,192	0.1
30,000	@	Cephalon, Inc.	2,421,000	0.2
56,100	@	Cerner Corp.	3,843,972	0.3
20,400	@	Charles River Laboratories International, Inc.	583,848	0.0
106,700		Cigna Corp.	4,474,998	0.3
37,450	@	Community Health Systems, Inc.	623,168	0.0
18,250		Cooper Cos., Inc.	1,444,488	0.1
23,900	@	Covance, Inc.	1,086,255	0.1
58,500	@	Coventry Health Care, Inc.	1,685,385	0.1
33,850		CR Bard, Inc.	2,963,229	0.2
37,650	@	DaVita, Inc.	2,359,526	0.2
57,500	@	Dendreon Corp.	517,500	0.0
55,500		Densply International, Inc.	1,703,295	0.1
45,200	@	Edwards Lifesciences Corp.	3,221,856	0.2
11,400	@	Emdeon, Inc.	214,206	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
45,950	@	Endo Pharmaceuticals Holdings, Inc.	$1,286,141	0.1
112,800	@	Forest Laboratories, Inc.	3,473,112	0.3
18,900	@	Gen-Probe, Inc.	1,082,025	0.1
99,750	@	Health Management Associates, Inc.	690,270	0.0
35,650	@	Health Net, Inc.	845,261	0.1
36,300	@	Henry Schein, Inc.	2,250,963	0.2
24,900		Hill-Rom Holdings, Inc.	747,498	0.1
103,050	@	Hologic, Inc.	1,567,390	0.1
66,050	@	Hospira, Inc.	2,443,850	0.2
74,800	@	Human Genome Sciences, Inc.	949,212	0.1
66,400		Humana, Inc.	4,829,272	0.4
22,600	@,L	Idexx Laboratories, Inc.	1,558,722	0.1
48,550	@	Illumina, Inc.	1,986,666	0.1
15,550	@	Intuitive Surgical, Inc.	5,664,554	0.4
25,100	@	Kinetic Concepts, Inc.	1,653,839	0.1
39,500	@	Laboratory Corp. of America Holdings	3,122,475	0.2
70,461	@	Life Technologies Corp.	2,707,816	0.2
20,700	@	LifePoint Hospitals, Inc.	758,448	0.1
37,300		Lincare Holdings, Inc.	839,250	0.1
18,950	@	Mednax, Inc.	1,187,028	0.1
12,700	@	Mettler Toledo International, Inc.	1,777,492	0.1
173,100	@	Mylan Laboratories	2,942,700	0.2
33,800	@	Myriad Genetics, Inc.	633,412	0.0
45,650		Omnicare, Inc.	1,160,879	0.1
40,650		Patterson Cos., Inc.	1,163,809	0.1
44,350		PerkinElmer, Inc.	851,964	0.1
32,700		Perrigo Co.	3,175,497	0.2
39,450		Pharmaceutical Product Development, Inc.	1,012,287	0.1
29,200	@	Pharmasset, Inc.	2,405,204	0.2
92,100		Qiagen NV	1,273,743	0.1
62,050		Quest Diagnostics	3,062,788	0.2
28,800	@	Regeneron Pharmaceuticals, Inc.	1,676,160	0.1
60,300	@	Resmed, Inc.	1,736,037	0.1
22,000	@	Sirona Dental Systems, Inc.	933,020	0.1
24,400	@	SXC Health Solutions Corp.	1,359,080	0.1
14,650		Techne Corp.	996,346	0.1
15,850		Teleflex, Inc.	852,255	0.1
192,850	@	Tenet Healthcare Corp.	796,470	0.1
22,500	@	Thoratec Corp.	734,400	0.1
20,400	@	United Therapeutics Corp.	764,796	0.1
35,600		Universal Health Services, Inc.	1,210,400	0.1
46,150	@	Varian Medical Systems, Inc.	2,407,184	0.2
34,150	@	VCA Antech, Inc.	545,717	0.0
81,200	@	Vertex Pharmaceuticals, Inc.	3,616,648	0.3
66,900		Warner Chilcott PLC	956,670	0.1
36,050	@	Waters Corp.	2,721,415	0.2
49,850	@	Watson Pharmaceuticals, Inc.	3,402,263	0.2
75,700	@	Zimmer Holdings, Inc.	4,049,950	0.3
			140,795,760	10.3
		Industrials: 11.8%
46,950	@	Aecom Technology Corp.	829,607	0.1
37,400	@	AGCO Corp.	1,292,918	0.1
13,700	@	Air Lease Corp.	263,040	0.0
16,350		Alexander & Baldwin, Inc.	597,266	0.0
13,200		Alliant Techsystems, Inc.	719,532	0.1
63,475		Ametek, Inc.	2,092,771	0.2
131,400	@,L	AMR Corp.	388,944	0.0
8,300		Armstrong World Industries, Inc.	285,852	0.0
42,150		Avery Dennison Corp.	1,057,122	0.1
46,275	@	Babcock & Wilcox Co.	904,676	0.1
38,250	@	BE Aerospace, Inc.	1,266,458	0.1
24,100		Carlisle Cos., Inc.	768,308	0.1
65,250		CH Robinson Worldwide, Inc.	4,467,668	0.3
39,400		Chicago Bridge & Iron Co. NV	1,128,022	0.1
49,750		Cintas Corp.	1,399,965	0.1
10,500		CNH Global NV	275,520	0.0
21,850		Con-way, Inc.	483,540	0.0
65,000		Cooper Industries PLC	2,997,800	0.2
12,800		Copa Holdings S.A.	784,256	0.1
23,500	@	Copart, Inc.	919,320	0.1
42,350	@	Corrections Corp. of America	960,921	0.1
47,750		Covanta Holding Corp.	725,323	0.1
19,200		Crane Co.	685,248	0.0
333,262	@	Delta Airlines, Inc.	2,499,465	0.2
30,100		Donaldson Co., Inc.	1,649,480	0.1
73,550		Dover Corp.	3,427,430	0.2
19,500		Dun & Bradstreet Corp./The	1,194,570	0.1
134,500		Eaton Corp.	4,774,750	0.3
48,550		Equifax, Inc.	1,492,427	0.1
83,650		Expeditors International Washington, Inc.	3,392,008	0.2
116,200	L	Fastenal Co.	3,867,136	0.3
22,000		Flowserve Corp.	1,628,000	0.1
68,650		Fluor Corp.	3,195,657	0.2
20,600		Gardner Denver, Inc.	1,309,130	0.1
18,350		GATX Corp.	568,666	0.0
20,600	@	General Cable Corp.	481,010	0.0
49,150		Goodrich Corp.	5,931,422	0.4
23,900		Graco, Inc.	815,946	0.1
50,500	@	GrafTech International Ltd.	641,350	0.0
31,850		Harsco Corp.	617,571	0.0
96,350	@	Hertz Global Holdings, Inc.	857,515	0.1
23,800		Hubbell, Inc.	1,179,052	0.1
19,200	@	Huntington Ingalls Industries, Inc.	467,136	0.0
32,650		IDEX Corp.	1,017,374	0.1
19,450	@	IHS, Inc.	1,455,055	0.1
130,500		Ingersoll-Rand PLC	3,665,745	0.3
71,050		Iron Mountain, Inc.	2,246,601	0.2
72,550		ITT Corp.	3,047,100	0.2
50,050	@	Jacobs Engineering Group, Inc.	1,616,114	0.1
36,000		JB Hunt Transport Services, Inc.	1,300,320	0.1
41,250		Joy Global, Inc.	2,573,175	0.2
43,300	@	Kansas City Southern	2,163,268	0.2
11,300	@	KAR Holdings, Inc.	136,843	0.0
59,700		KBR, Inc.	1,410,711	0.1
32,300		Kennametal, Inc.	1,057,502	0.1
21,200	@	Kirby Corp.	1,115,968	0.1
41,750		L-3 Communications Holdings, Inc.	2,587,247	0.2

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
18,900		Landstar System, Inc.	$747,684	0.1
21,050		Lennox International, Inc.	542,669	0.0
33,200		Lincoln Electric Holdings, Inc.	963,132	0.1
51,950		Manitowoc Co., Inc.	348,585	0.0
32,400		Manpower, Inc.	1,089,288	0.1
141,100		Masco Corp.	1,004,632	0.1
17,450		MSC Industrial Direct Co.	985,227	0.1
28,600	@	Navistar International Corp.	918,632	0.1
31,800	@	Nielsen Holdings NV	829,344	0.1
23,900		Nordson Corp.	949,786	0.1
35,900	@	Oshkosh Truck Corp.	565,066	0.0
49,200	@	Owens Corning, Inc.	1,066,656	0.1
45,750		Pall Corp.	1,939,800	0.1
64,000		Parker Hannifin Corp.	4,040,320	0.3
38,750		Pentair, Inc.	1,240,387	0.1
72,150	L	Pitney Bowes, Inc.	1,356,420	0.1
15,400	@	Polypore International, Inc.	870,408	0.1
84,950	@	Quanta Services, Inc.	1,596,210	0.1
15,300		Regal-Beloit Corp.	694,314	0.0
126,510		Republic Services, Inc.	3,549,871	0.3
57,900		Robert Half International, Inc.	1,228,638	0.1
56,900		Rockwell Automation, Inc.	3,186,400	0.2
60,650		Rockwell Collins, Inc.	3,199,894	0.2
37,800		Roper Industries, Inc.	2,604,798	0.2
81,750		RR Donnelley & Sons Co.	1,154,310	0.1
20,300		Ryder System, Inc.	761,453	0.1
28,550	@	Shaw Group, Inc.	620,677	0.0
23,000		Snap-On, Inc.	1,021,200	0.1
312,100		Southwest Airlines Co.	2,509,284	0.2
46,250	@	Spirit Aerosystems Holdings, Inc.	737,687	0.1
20,100		SPX Corp.	910,731	0.1
66,277		Stanley Black & Decker, Inc.	3,254,201	0.2
33,850	@	Stericycle, Inc.	2,732,372	0.2
43,250	@	Terex Corp.	443,745	0.0
108,950		Textron, Inc.	1,921,878	0.1
20,700	@	Thomas & Betts Corp.	826,137	0.1
34,450		Timken Co.	1,130,649	0.1
12,300		Toro Co.	606,021	0.0
22,600		Towers Watson & Co.	1,351,028	0.1
19,700	@	TransDigm Group, Inc.	1,608,899	0.1
31,500		Trinity Industries, Inc.	674,415	0.0
130,790	@	United Continental Holdings, Inc.	2,534,710	0.2
30,950	@	URS Corp.	917,977	0.1
40,450		UTI Worldwide, Inc.	527,468	0.0
8,900		Valmont Industries, Inc.	693,666	0.0
46,900	@	Verisk Analytics, Inc.	1,630,713	0.1
26,600	@	WABCO Holdings, Inc.	1,007,076	0.1
19,000		Wabtec Corp.	1,004,530	0.1
44,800		Waste Connections, Inc.	1,515,136	0.1
16,950	@	Wesco International, Inc.	568,673	0.0
22,400		WW Grainger, Inc.	3,349,696	0.2
			162,209,314	11.8
		Information Technology: 13.1%
21,100	@	Acme Packet, Inc.	898,649	0.1
166,900		Activision Blizzard, Inc.	1,986,110	0.2
242,300	@	Advanced Micro Devices, Inc.	1,230,884	0.1
73,600	@	Akamai Technologies, Inc.	1,463,168	0.1
20,050	@	Alliance Data Systems Corp.	1,858,635	0.1
127,000		Altera Corp.	4,004,310	0.3
73,150		Amdocs Ltd.	1,983,828	0.1
69,450		Amphenol Corp.	2,831,477	0.2
118,200		Analog Devices, Inc.	3,693,750	0.3
36,150	@	Ansys, Inc.	1,772,796	0.1
42,100	@	AOL, Inc.	505,200	0.0
38,000	@	Ariba, Inc.	1,052,980	0.1
45,550	@	Arrow Electronics, Inc.	1,265,379	0.1
180,400	@	Atmel Corp.	1,455,828	0.1
90,600	@	Autodesk, Inc.	2,516,868	0.2
75,400		Avago Technologies Ltd.	2,470,858	0.2
60,200	@	Avnet, Inc.	1,570,016	0.1
18,950		AVX Corp.	224,937	0.0
69,750	@	BMC Software, Inc.	2,689,560	0.2
9,200	@	Booz Allen Hamilton Holding Corp.	136,804	0.0
48,650		Broadridge Financial Solutions ADR	979,811	0.1
186,300	@	Brocade Communications Systems, Inc.	804,816	0.1
151,200		CA, Inc.	2,934,792	0.2
105,950	@	Cadence Design Systems, Inc.	978,978	0.1
37,450	@	Ciena Corp.	419,440	0.0
74,050	@	Citrix Systems, Inc.	4,037,946	0.3
61,200		Computer Sciences Corp.	1,643,220	0.1
86,100	@	Compuware Corp.	659,526	0.1
38,200	@	CoreLogic, Inc.	407,594	0.0
43,200	@,L	Cree, Inc.	1,122,336	0.1
66,200		Cypress Semiconductor Corp.	991,014	0.1
25,800		Diebold, Inc.	709,758	0.1
21,000	@	Dolby Laboratories, Inc.	576,240	0.0
13,850		DST Systems, Inc.	607,046	0.0
15,150	@	EchoStar Holding Corp.	342,542	0.0
131,100	@	Electronic Arts, Inc.	2,680,995	0.2
18,500	@	Equinix, Inc.	1,643,355	0.1
31,950	@	F5 Networks, Inc.	2,270,047	0.2
18,250		Factset Research Systems, Inc.	1,623,702	0.1
50,350	@	Fairchild Semiconductor International, Inc.	543,780	0.0
103,355		Fidelity National Information Services, Inc.	2,513,594	0.2
23,500	@,L	First Solar, Inc.	1,485,435	0.1
56,650	@	Fiserv, Inc.	2,876,120	0.2
5,800	@	FleetCor Technologies, Inc.	152,308	0.0
62,950		Flir Systems, Inc.	1,576,897	0.1
47,300	@	Fortinet, Inc.	794,640	0.1
17,100	@	Freescale Semiconductor Holdings Ltd.	188,613	0.0
38,300	@	Gartner, Inc.	1,335,521	0.1
49,600		Genpact Ltd.	713,744	0.1
31,600		Global Payments, Inc.	1,276,324	0.1
50,150		Harris Corp.	1,713,626	0.1
31,750	@	IAC/InterActiveCorp	1,255,713	0.1
41,600	@	Informatica Corp.	1,703,520	0.1
63,500	@	Ingram Micro, Inc.	1,024,255	0.1
27,500	@	International Rectifier Corp.	512,050	0.0
49,450		Intersil Corp.	508,840	0.0
119,250	@	Intuit, Inc.	5,657,220	0.4
10,800	@	IPG Photonics Corp.	469,152	0.0
16,000	@	Itron, Inc.	472,000	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
75,950		Jabil Circuit, Inc.	$1,351,151	0.1
89,350	@	JDS Uniphase Corp.	890,820	0.1
66,200		KLA-Tencor Corp.	2,534,136	0.2
49,050	@	Lam Research Corp.	1,862,919	0.1
34,000		Lender Processing Services, Inc.	465,460	0.0
31,300	@	Lexmark International, Inc.	846,039	0.1
89,700		Linear Technology Corp.	2,480,205	0.2
3,500	@,L	LinkedIn Corp.	273,280	0.0
238,750	@	LSI Logic Corp.	1,236,725	0.1
200,250		Marvell Technology Group Ltd.	2,909,633	0.2
116,400		Maxim Integrated Products	2,715,612	0.2
90,850	@	MEMC Electronic Materials, Inc.	476,054	0.0
75,050	L	Microchip Technology, Inc.	2,334,806	0.2
341,900	@	Micron Technology, Inc.	1,723,176	0.1
32,000	@	Micros Systems, Inc.	1,405,120	0.1
53,250		Molex, Inc.	1,084,703	0.1
50,950	@	Monster Worldwide, Inc.	365,821	0.0
102,800	@	Motorola Mobility Holdings, Inc.	3,883,784	0.3
35,750		National Instruments Corp.	817,245	0.1
62,500	@	NCR Corp.	1,055,625	0.1
29,100	@	NeuStar, Inc.	731,574	0.1
35,250	@	Novellus Systems, Inc.	960,915	0.1
93,950	@	Nuance Communications, Inc.	1,912,822	0.1
236,650	@	Nvidia Corp.	2,958,125	0.2
175,400	@	ON Semiconductor Corp.	1,257,618	0.1
127,300		Paychex, Inc.	3,356,901	0.3
92,100	@	PMC - Sierra, Inc.	550,758	0.0
69,600	@	Polycom, Inc.	1,278,552	0.1
41,250	@	QLogic Corp.	523,050	0.0
40,600	@	Rackspace Hosting, Inc.	1,386,084	0.1
76,050	@	Red Hat, Inc.	3,213,873	0.2
60,500	@	Riverbed Technolgoy, Inc.	1,207,580	0.1
44,600	@	Rovi Corp.	1,916,908	0.1
113,700	@	SAIC, Inc.	1,342,797	0.1
94,000	@	Sandisk Corp.	3,792,900	0.3
17,450	@	Silicon Laboratories, Inc.	584,749	0.0
74,600	@	Skyworks Solutions, Inc.	1,338,324	0.1
27,800		Solera Holdings, Inc.	1,403,900	0.1
31,689	@,L	Sunpower Corp. - Class A	256,364	0.0
57,800	@	Synopsys, Inc.	1,408,008	0.1
18,400	@	Tech Data Corp.	795,432	0.1
143,050		Tellabs, Inc.	613,684	0.0
66,550	@	Teradata Corp.	3,562,421	0.3
73,150	@	Teradyne, Inc.	805,381	0.1
65,400	@	TIBCO Software, Inc.	1,464,306	0.1
63,950		Total System Services, Inc.	1,082,673	0.1
48,350	@	Trimble Navigation Ltd.	1,622,142	0.1
29,700	@	Varian Semiconductor Equipment Associates, Inc.	1,816,155	0.1
35,200	@	Verifone Holdings, Inc.	1,232,704	0.1
66,450		VeriSign, Inc.	1,901,135	0.1
59,950	@	Vishay Intertechnology, Inc.	501,182	0.0
16,900		VistaPrint NV	456,807	0.0
23,310	@	WebMD Health Corp.	702,797	0.1
91,600	@	Western Digital Corp.	2,355,952	0.2
249,200		Western Union Co.	3,810,268	0.3
552,317		Xerox Corp.	3,849,649	0.3
104,700		Xilinx, Inc.	2,872,968	0.2
21,500	@	Zebra Technologies Corp.	665,210	0.1
			180,023,529	13.1
		Materials: 6.1%
30,850		Airgas, Inc.	1,968,847	0.1
43,450	L	AK Steel Holding Corp.	284,163	0.0
36,100		Albemarle Corp.	1,458,440	0.1
41,750		Allegheny Technologies, Inc.	1,544,333	0.1
35,200	@	Allied Nevada Gold Corp.	1,260,512	0.1
26,500		Aptargroup, Inc.	1,183,755	0.1
31,200		Ashland, Inc.	1,377,168	0.1
66,300		Ball Corp.	2,056,626	0.2
41,450		Bemis Co., Inc.	1,214,900	0.1
25,900		Cabot Corp.	641,802	0.0
17,350		Carpenter Technology Corp.	778,841	0.1
61,550		Celanese Corp.	2,002,221	0.1
28,183		CF Industries Holdings, Inc.	3,477,500	0.3
55,550		Cliffs Natural Resources, Inc.	2,842,493	0.2
45,550		Commercial Metals Co.	433,180	0.0
13,000		Compass Minerals International, Inc.	868,140	0.1
61,450	@	Crown Holdings, Inc.	1,880,985	0.1
19,400		Cytec Industries, Inc.	681,716	0.0
16,200		Domtar Corp.	1,104,354	0.1
28,000		Eastman Chemical Co.	1,918,840	0.1
91,450		Ecolab, Inc.	4,470,990	0.3
28,200		FMC Corp.	1,950,312	0.1
15,100		Greif, Inc. - Class A	647,639	0.0
75,950		Huntsman Corp.	734,436	0.1
31,700		International Flavors & Fragrances, Inc.	1,782,174	0.1
172,350		International Paper Co.	4,007,138	0.3
20,700	@	Intrepid Potash, Inc.	514,809	0.0
8,600		Kronos Worldwide, Inc.	138,288	0.0
18,050	L	Martin Marietta Materials, Inc.	1,141,121	0.1
66,850		MeadWestvaco Corp.	1,641,836	0.1
22,100	@,L	Molycorp, Inc.	726,427	0.1
54,600		Nalco Holding Co.	1,909,908	0.1
124,600		Nucor Corp.	3,942,344	0.3
64,650	@	Owens-Illinois, Inc.	977,508	0.1
40,250		Packaging Corp. of America	937,825	0.1
62,350		PPG Industries, Inc.	4,405,651	0.3
29,500		Reliance Steel & Aluminum Co.	1,003,295	0.1
27,300		Rock-Tenn Co.	1,328,964	0.1
27,000	@	Rockwood Holdings, Inc.	909,630	0.1
21,400		Royal Gold, Inc.	1,370,884	0.1
51,450		RPM International, Inc.	962,115	0.1
8,650		Schnitzer Steel Industries, Inc.	318,320	0.0
17,950		Scotts Miracle-Gro Co.	800,570	0.1
63,050		Sealed Air Corp.	1,052,935	0.1
35,350		Sherwin-Williams Co.	2,627,212	0.2
48,050		Sigma-Aldrich Corp.	2,969,010	0.2
19,500		Silgan Holdings, Inc.	716,430	0.1
48,200	@	Solutia, Inc.	619,370	0.0
39,350		Sonoco Products Co.	1,110,850	0.1
86,050		Steel Dynamics, Inc.	853,616	0.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
42,750		Temple-Inland, Inc.	$1,341,068	0.1
33,650		Titanium Metals Corp.	504,077	0.0
56,700	L	United States Steel Corp.	1,247,967	0.1
37,850		Valspar Corp.	1,181,299	0.1
50,900	L	Vulcan Materials Co.	1,402,804	0.1
24,500		Walter Industries, Inc.	1,470,245	0.1
7,900		Westlake Chemical Corp.	270,812	0.0
29,000	@	WR Grace & Co.	965,700	0.1
			83,934,395	6.1
		Telecommunication Services: 0.7%
71,100	@,L	Clearwire Corp.	165,663	0.0
114,400	@	Crown Castle International Corp.	4,652,648	0.4
672,050	@	Level 3 Communications, Inc.	1,001,354	0.1
67,100	@	NII Holdings, Inc.	1,808,345	0.1
44,700	@	SBA Communications Corp.	1,541,256	0.1
5,700	@	United States Cellular Corp.	226,005	0.0
			9,395,271	0.7
		Telecommunications: 0.6%
392,200		Frontier Communications Corp.	2,396,342	0.2
109,450	@	MetroPCS Communications, Inc.	953,310	0.1
35,650		Telephone & Data Systems, Inc.	757,562	0.0
59,400	@	TW Telecom, Inc.	981,288	0.1
200,900		Windstream Corp.	2,342,494	0.2
			7,430,996	0.6
		Utilities: 7.6%
258,900	@	AES Corp.	2,526,864	0.2
30,800		AGL Resources, Inc.	1,254,792	0.1
43,700		Alliant Energy Corp.	1,690,316	0.1
95,050		Ameren Corp.	2,829,639	0.2
69,100		American Water Works Co., Inc.	2,085,438	0.2
54,450		Aqua America, Inc.	1,174,487	0.1
35,600		Atmos Energy Corp.	1,155,220	0.1
138,200	@	Calpine Corp.	1,945,856	0.1
167,600		CenterPoint Energy, Inc.	3,288,312	0.2
99,450		CMS Energy Corp.	1,968,116	0.1
115,350		Consolidated Edison, Inc.	6,577,257	0.5
73,350		Constellation Energy Group, Inc.	2,791,701	0.2
46,050		DPL, Inc.	1,387,947	0.1
66,750		DTE Energy Co.	3,272,085	0.2
128,500		Edison International	4,915,125	0.4
28,500		Energen Corp.	1,165,365	0.1
70,200		Entergy Corp.	4,653,558	0.3
304,321	@	GenOn Energy, Inc.	846,012	0.1
53,550		Great Plains Energy, Inc.	1,033,515	0.1
37,550		Hawaiian Electric Industries	911,714	0.1
30,800		Integrys Energy Group, Inc.	1,497,496	0.1
20,100		ITC Holdings Corp.	1,556,343	0.1
74,450		MDU Resources Group, Inc.	1,428,696	0.1
32,600		National Fuel Gas Co.	1,586,968	0.1
110,250		NiSource, Inc.	2,357,145	0.2
69,700		Northeast Utilities	2,345,405	0.2
95,050	@	NRG Energy, Inc.	2,016,010	0.2
40,850		NSTAR	1,830,489	0.1
92,900		NV Energy, Inc.	1,366,559	0.1
38,600		OGE Energy Corp.	1,844,694	0.1
42,250		Oneok, Inc.	2,790,190	0.2
89,050		Pepco Holdings, Inc.	1,684,826	0.1
42,950		Pinnacle West Capital Corp.	1,844,273	0.1
227,500		PPL Corp.	6,492,850	0.5
116,100		Progress Energy, Inc.	6,004,692	0.4
69,950		Questar Corp.	1,238,814	0.1
45,450		SCANA Corp.	1,838,452	0.1
94,350		Sempra Energy	4,859,025	0.4
84,650		TECO Energy, Inc.	1,450,054	0.1
43,950		UGI Corp.	1,154,566	0.1
32,200		Vectren Corp.	871,976	0.1
44,900		Westar Energy, Inc.	1,186,258	0.1
92,100		Wisconsin Energy Corp.	2,881,809	0.2
190,850		Xcel Energy, Inc.	4,712,087	0.3
			104,312,996	7.6
		Total Common Stock
		(Cost $1,169,223,025)	1,341,965,719	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending Collateral(cc)(1): 1.4%
$268,841	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$215,073	0.0
18,773,691		BNY Mellon Overnight Government Fund	18,773,691	1.4
			18,988,764	1.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.9%
25,915,300		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $25,915,300)	$25,915,300	1.9
		Total Short-Term Investments
		(Cost $44,957,831)	44,904,064	3.3
		Total Investments in Securities (Cost $1,214,180,856)*	$1,386,869,783	101.2
		Liabilities in Excess of Other Assets	(16,229,411)	(1.2)
		Net Assets	$1,370,640,372	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $1,224,003,483.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$266,195,809
	Gross Unrealized Depreciation	(103,329,509)
	Net Unrealized appreciation	$162,866,300

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$210,249,319	$—	$—	$210,249,319
Consumer Staples	91,279,583	—	—	91,279,583
Energy	99,647,800	—	3,050	99,650,850
Financials	252,683,706	—	—	252,683,706
Health Care	140,795,760	—	—	140,795,760
Industrials	162,209,314	—	—	162,209,314
Information Technology	180,023,529	—	—	180,023,529
Materials	83,934,395	—	—	83,934,395
Telecommunication Services	9,395,271	—	—	9,395,271
Telecommunications	7,430,996	—	—	7,430,996
Utilities	104,312,996	—	—	104,312,996
Total Common Stock	1,341,962,669	—	3,050	1,341,965,719
Short-Term Investments	44,688,991	—	215,073	44,904,064
Total Investments, at value	$1,386,651,660	$—	$218,123	$1,386,869,783
Liabilities Table
Other Financial Instruments+
Futures	$(1,773,395)	$—	$—	$(1,773,395)
Total Liabilities	$(1,773,395)	$—	$—	$(1,773,395)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$3,050	$—	$3,050
Short-Term Investments	215,073	—	—	—	—	—	—	—	215,073
Total Investments, at value	$215,073	$—	$—	$—	$—	$—	$3,050	$—	$218,123

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Mid Cap Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	854	12/16/11	$66,518,060	$(1,773,395)
			$66,518,060	$(1,773,395)

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 12.8%
30,510	@	99 Cents Only Stores	$561,994	0.1
36,800	@	Aeropostale, Inc.	397,808	0.1
25,580	@	AFC Enterprises	302,611	0.1
9,440		Ambassadors Group, Inc.	54,091	0.0
46,660	@	American Axle & Manufacturing Holdings, Inc.	356,016	0.1
25,220		American Greetings Corp.	466,570	0.1
11,830	@	American Public Education, Inc.	402,220	0.1
7,960	@	America’s Car-Mart, Inc.	230,999	0.0
20,400	@	Amerigon, Inc.	259,692	0.0
19,380		Ameristar Casinos, Inc.	311,049	0.1
40,620	@	ANN, Inc.	927,761	0.2
18,690		Arbitron, Inc.	618,265	0.1
12,600	@	Arctic Cat, Inc.	182,574	0.0
20,580	@	Asbury Automotive Group, Inc.	339,364	0.1
47,562	@	Ascena Retail Group, Inc.	1,287,503	0.2
11,660	@	Ascent Media Corp.	458,471	0.1
24,200	L	Barnes & Noble, Inc.	286,286	0.1
40,100	@	Beazer Homes USA, Inc.	60,551	0.0
24,060		Bebe Stores, Inc.	161,683	0.0
58,800		Belo Corp.	287,532	0.1
14,150		Big 5 Sporting Goods Corp.	86,032	0.0
871	@	Biglari Holdings, Inc.	258,156	0.0
11,680	@	BJ’s Restaurants, Inc.	515,205	0.1
7,520	@,L	Blue Nile, Inc.	265,306	0.0
3,700		Blyth, Inc.	205,165	0.0
20,750		Bob Evans Farms, Inc.	591,790	0.1
17,500	@	Body Central Corp.	317,800	0.1
36,600	@,L	Boyd Gaming Corp.	179,340	0.0
5,800	@	Bravo Brio Restaurant Group, Inc.	96,512	0.0
13,550	@,L	Bridgepoint Education, Inc.	236,312	0.0
26,160		Brown Shoe Co., Inc.	186,259	0.0
67,460		Brunswick Corp.	947,138	0.2
17,080		Buckle, Inc.	656,897	0.1
13,200	@,L	Buffalo Wild Wings, Inc.	789,360	0.1
20,980	@	Cabela’s, Inc.	429,880	0.1
44,250		Callaway Golf Co.	228,773	0.0
11,380	@,L	Capella Education Co.	322,964	0.1
17,800	@	Carrols Restaurant Group, Inc.	158,420	0.0
41,190	@	Carter’s, Inc.	1,257,943	0.2
21,220		Cato Corp.	478,723	0.1
4,460	@	Cavco Industries, Inc.	153,602	0.0
14,240		CEC Entertainment, Inc.	405,413	0.1
13,500	L	Central European Media Enterprises Ltd.	105,435	0.0
75,340	@	Charming Shoppes, Inc.	195,884	0.0
42,410	@	Cheesecake Factory	1,045,406	0.2
4,980		Cherokee, Inc.	63,993	0.0
18,470	@	Childrens Place Retail Stores, Inc.	859,409	0.1
20,680		Christopher & Banks Corp.	73,000	0.0
6,027		Churchill Downs, Inc.	235,234	0.0
50,120		Cinemark Holdings, Inc.	946,266	0.2
13,710	@	Citi Trends, Inc.	161,367	0.0
23,100	@,L	Coinstar, Inc.	924,000	0.2
48,180	@,L	Collective Brands, Inc.	624,413	0.1
7,610		Columbia Sportswear Co.	353,104	0.1
13,820	@	Conn’s, Inc.	99,228	0.0
33,490		Cooper Tire & Rubber Co.	364,706	0.1
9,250	@	Core-Mark Holding Co., Inc.	283,327	0.1
64,860	@,L	Corinthian Colleges, Inc.	101,182	0.0
16,900	@	Cost Plus, Inc.	106,470	0.0
15,330		Cracker Barrel Old Country Store	614,426	0.1
54,870	@	CROCS, Inc.	1,298,773	0.2
6,790		CSS Industries, Inc.	113,257	0.0
97,510	@	Dana Holding Corp.	1,023,855	0.2
65,160	@	Denny’s Corp.	216,983	0.0
4,860		Destination Maternity Corp.	62,548	0.0
11,300	@	DineEquity, Inc.	434,937	0.1
31,560	@	Domino’s Pizza, Inc.	860,010	0.1
10,530	@	Dorman Products, Inc.	348,332	0.1
16,110		Drew Industries, Inc.	321,878	0.1
7,525	@	DSW, Inc. - CLASS B	347,504	0.1
183,790	@,L	Eastman Kodak Co.	143,375	0.0
15,400	@,L	Entercom Communications Corp.	80,850	0.0
14,140		Ethan Allen Interiors, Inc.	192,445	0.0
22,750	@	EW Scripps Co.	159,250	0.0
40,520	@	Exide Technologies	162,080	0.0
23,300		Express, Inc.	472,757	0.1
36,889		Finish Line	737,411	0.1
4,470	@	Fisher Communications, Inc.	99,860	0.0
17,890		Fred’s, Inc.	190,707	0.0
7,820	@,L	Fuel Systems Solutions, Inc.	150,222	0.0
38,310	@	Furniture Brands International, Inc.	78,919	0.0
21,040	@	Gaylord Entertainment Co.	406,914	0.1
14,430	@	Genesco, Inc.	743,578	0.1
8,710	@	G-III Apparel Group Ltd.	199,111	0.0
13,852		Global Sources Ltd.	93,778	0.0
6,700	@	GNC Holdings, Inc.	134,804	0.0
22,710	@	Grand Canyon Education, Inc.	366,767	0.1
63,200	@	Gray Television, Inc.	98,592	0.0
12,560		Group 1 Automotive, Inc.	446,508	0.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
22,960		Harte-Hanks, Inc.	$194,701	0.0
12,850		Haverty Furniture Cos., Inc.	128,372	0.0
19,210		Helen of Troy Ltd.	482,555	0.1
8,300	@,L	hhgregg, Inc.	80,925	0.0
18,650	@	Hibbett Sporting Goods, Inc.	632,049	0.1
28,900		Hillenbrand, Inc.	531,760	0.1
34,480		HOT Topic, Inc.	263,082	0.0
60,260	@,L	Hovnanian Enterprises, Inc.	73,517	0.0
27,100		HSN, Inc.	897,823	0.2
48,250	@	Iconix Brand Group, Inc.	762,350	0.1
10,000		International Speedway Corp.	228,400	0.0
26,350	@	Interval Leisure Group, Inc.	350,982	0.1
14,480	@,L	iRobot Corp.	364,317	0.1
33,720	@	Jack in the Box, Inc.	671,702	0.1
19,780		Jakks Pacific, Inc.	374,831	0.1
74,600	@	Jamba, Inc.	96,234	0.0
56,340		Jones Group, Inc.	518,891	0.1
18,530	@	JoS. A Bank Clothiers, Inc.	864,054	0.1
38,700	@	Journal Communications, Inc.	114,939	0.0
15,310	@	K12, Inc.	389,793	0.1
28,400	L	KB Home	166,424	0.0
10,950	@	Kenneth Cole Productions, Inc.	117,493	0.0
8,160	@	Kirkland’s, Inc.	74,827	0.0
19,120	@	Knology, Inc.	248,178	0.0
37,300	@	Krispy Kreme Doughnuts, Inc.	254,386	0.0
18,200	@	K-Swiss, Inc.	77,350	0.0
42,500	@	La-Z-Boy, Inc.	314,925	0.1
8,300	@	Libbey, Inc.	87,482	0.0
29,600	@	Life Time Fitness, Inc.	1,090,760	0.2
10,200		Lifetime Brands, Inc.	98,328	0.0
36,770	@	Lin TV Corp.	80,159	0.0
11,390		Lincoln Educational Services Corp.	92,145	0.0
46,200		Lions Gate Entertainment Corp.	318,780	0.1
10,400		Lithia Motors, Inc.	149,552	0.0
104,827	@	Live Nation, Inc.	839,664	0.1
63,620	@,L	Liz Claiborne, Inc.	318,100	0.1
17,480	@,L	Lumber Liquidators	263,948	0.0
15,780	@	M/I Homes, Inc.	94,838	0.0
10,800		Mac-Gray Corp.	139,428	0.0
13,480	@	Maidenform Brands, Inc.	315,567	0.1
12,780		Marcus Corp.	127,161	0.0
17,800	@	MarineMax, Inc.	115,166	0.0
20,380		Matthews International Corp.	626,889	0.1
54,600	@,L	McClatchy Co.	73,164	0.0
12,850	@	McCormick & Schmick’s Seafood Restaurants, Inc.	88,922	0.0
14,300	L	MDC Holdings, Inc.	242,242	0.0
13,200		MDC Partners, Inc.	190,344	0.0
34,200		Men’s Wearhouse, Inc.	891,936	0.1
15,100		Meredith Corp.	341,864	0.1
21,110	@	Meritage Homes Corp.	319,605	0.1
29,300	@	Modine Manufacturing Co.	265,458	0.0
19,665		Monro Muffler, Inc.	648,355	0.1
31,800	@	Morgans Hotel Group Co.	190,482	0.0
8,850		Movado Group, Inc.	107,793	0.0
20,400		National American University Holdings, Inc.	146,064	0.0
31,900		National CineMedia, Inc.	462,869	0.1
57,200	@,L	New York Times Co.	332,332	0.1
20,940		Nutri/System, Inc.	253,583	0.0
23,550	@	O’Charleys, Inc.	139,887	0.0
138,800	@	Office Depot, Inc.	285,928	0.1
52,050	@	OfficeMax, Inc.	252,443	0.0
57,400		Orient-Express Hotels Ltd.	396,634	0.1
10,260	@	Overstock.com, Inc.	95,110	0.0
4,970		Oxford Industries, Inc.	170,471	0.0
57,390	@	Pacific Sunwear of California	68,868	0.0
15,910	@	Papa John’s International, Inc.	483,664	0.1
6,340	@,L	Peet’s Coffee & Tea, Inc.	352,758	0.1
26,200		Penske Auto Group, Inc.	419,200	0.1
31,450		PEP Boys-Manny Moe & Jack	310,412	0.1
6,460	@	Perry Ellis International, Inc.	121,448	0.0
9,800		PetMed Express, Inc.	88,200	0.0
14,550		PF Chang’s China Bistro, Inc.	396,342	0.1
64,310	@	Pier 1 Imports, Inc.	628,952	0.1
35,640	@	Pinnacle Entertainment, Inc.	323,611	0.1
37,670		Pool Corp.	986,201	0.2
63,310	@	Quiksilver, Inc.	193,095	0.0
6,400	@,L	ReachLocal, Inc.	69,568	0.0
11,200	@	Red Robin Gourmet Burgers, Inc.	269,808	0.0
36,110		Regis Corp.	508,790	0.1
51,240		Rent-A-Center, Inc.	1,406,538	0.2
6,600	@	Rentrak Corp.	83,094	0.0
42,780	@	Ruby Tuesday, Inc.	306,305	0.1
8,600	@,L	Rue21, Inc.	195,134	0.0
39,102	@	Ruth’s Hospitality Group, Inc.	167,748	0.0
29,150	L	Ryland Group, Inc.	310,447	0.1
100,100	@,L	Saks, Inc.	875,875	0.1
17,420		Scholastic Corp.	488,283	0.1
39,500	@	Scientific Games Corp.	281,240	0.1
36,800	@	Select Comfort Corp.	514,096	0.1
35,480	@	Shuffle Master, Inc.	298,387	0.1
16,110	@	Shutterfly, Inc.	663,410	0.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
38,950		Sinclair Broadcast Group, Inc.	$279,271	0.1
19,600	L	Six Flags Entertainment Corp.	543,312	0.1
23,840	@	Skechers USA, Inc.	334,475	0.1
9,870		Skyline Corp.	94,259	0.0
61,020	@	Smith & Wesson Holding Corp.	153,770	0.0
30,760		Sonic Automotive, Inc.	331,900	0.1
38,380	@	Sonic Corp.	271,347	0.0
48,480		Sotheby’s	1,336,594	0.2
25,330		Spartan Motors, Inc.	104,613	0.0
9,760		Speedway Motorsports, Inc.	117,901	0.0
24,960		Stage Stores, Inc.	346,195	0.1
13,650		Standard Motor Products, Inc.	177,041	0.0
75,180	@	Standard-Pacific Corp.	185,695	0.0
14,950		Stein Mart, Inc.	93,437	0.0
9,780	@	Steiner Leisure Ltd.	398,731	0.1
4,490	@	Steinway Musical Instruments	96,804	0.0
25,165	@	Steven Madden Ltd.	757,466	0.1
10,100	@	Stoneridge, Inc.	52,722	0.0
5,700		Strayer Education, Inc.	437,019	0.1
10,740		Sturm Ruger & Co., Inc.	279,025	0.1
14,900	@	Summer Infant, Inc.	98,340	0.0
15,060		Superior Industries International	232,677	0.0
7,470	@	Systemax, Inc.	95,018	0.0
42,510	@	Talbots, Inc.	114,777	0.0
38,860	@	Tenneco, Inc.	995,205	0.2
34,920		Texas Roadhouse, Inc.	461,642	0.1
8,600	@	Tower International, Inc.	88,666	0.0
14,730	@	True Religion Apparel, Inc.	397,121	0.1
22,360	@	Tuesday Morning Corp.	78,707	0.0
10,950	@	Universal Electronics, Inc.	179,470	0.0
13,070	@	Universal Technical Institute, Inc.	177,621	0.0
19,660		Vail Resorts, Inc.	742,951	0.1
34,840	@	Valassis Communications, Inc.	652,902	0.1
26,100	@	Valuevision Media, Inc.	61,596	0.0
6,600	@,L	Vera Bradley, Inc.	237,930	0.0
10,300	@	Vitamin Shoppe, Inc.	385,632	0.1
26,981	@	Warnaco Group, Inc.	1,243,554	0.2
63,420	@	Wet Seal, Inc.	284,122	0.1
6,490		Weyco Group, Inc.	144,727	0.0
19,680	@,L	Winnebago Industries	136,186	0.0
39,560		Wolverine World Wide, Inc.	1,315,370	0.2
14,180	L	World Wrestling Entertainment, Inc.	126,344	0.0
14,550	@,L	Zumiez, Inc.	254,771	0.0
			79,499,578	12.8
		Consumer Staples: 3.9%
5,390	L	Alico, Inc.	105,860	0.0
56,040	@	Alliance One International, Inc.	136,738	0.0
13,940		Andersons, Inc.	469,220	0.1
28,490		B&G Foods, Inc.	475,213	0.1
6,650	@,L	Boston Beer Co., Inc.	483,455	0.1
9,570		Calavo Growers, Inc.	196,376	0.0
11,400		Cal-Maine Foods, Inc.	358,302	0.1
20,073		Casey’s General Stores, Inc.	876,187	0.1
43,000	@,L	Central European Distribution Corp.	301,430	0.1
26,800	@	Central Garden & Pet Co.	189,744	0.0
27,820	@	Chiquita Brands International, Inc.	232,019	0.0
4,300		Coca-Cola Bottling Co. Consolidated	238,478	0.0
76,070	@	Darling International, Inc.	957,721	0.2
14,680	L	Diamond Foods, Inc.	1,171,317	0.2
23,800	@	Dole Food Co., Inc.	238,000	0.0
17,090	@	Elizabeth Arden, Inc.	486,040	0.1
26,110		Fresh Del Monte Produce, Inc.	605,752	0.1
16,100	@	Fresh Market, Inc.	614,376	0.1
29,330	@	Hain Celestial Group, Inc.	896,032	0.2
46,380	@	Heckmann Corp.	245,350	0.0
15,460		Imperial Sugar Co.	99,562	0.0
10,440		Ingles Markets, Inc.	148,666	0.0
5,370		Inter Parfums, Inc.	82,967	0.0
10,120		J&J Snack Foods Corp.	486,266	0.1
13,793	L	Lancaster Colony Corp.	841,511	0.1
5,580	@,L	Medifast, Inc.	90,117	0.0
5,530		Nash Finch Co.	148,923	0.0
7,100		National Beverage Corp.	107,636	0.0
40,270		Nu Skin Enterprises, Inc.	1,631,740	0.3
7,400	@	Nutraceutical International Corp.	94,572	0.0
5,100		Oil-Dri Corp. of America	94,758	0.0
9,810	@	Pantry, Inc.	118,995	0.0
34,100	@,L	Pilgrim’s Pride Corp.	145,607	0.0
29,480	@	Prestige Brands Holdings, Inc.	266,794	0.1
12,260		Pricesmart, Inc.	764,043	0.1
18,500	@	Primo Water Corp.	104,340	0.0
350,300	@,L	Rite Aid Corp.	343,294	0.1
33,470		Ruddick Corp.	1,304,995	0.2
17,640	L	Sanderson Farms, Inc.	837,900	0.1
6,230	@	Seneca Foods Corp.	123,354	0.0
40,710	@	Smart Balance, Inc.	240,189	0.0
21,000		Snyders-Lance, Inc.	437,850	0.1
20,340		Spartan Stores, Inc.	314,863	0.1
12,200	@	Spectrum Brands Holdings, Inc.	288,164	0.1
54,550	@,L	Star Scientific, Inc.	126,011	0.0
19,136		Tootsie Roll Industries, Inc.	461,560	0.1
26,310	@	TreeHouse Foods, Inc.	1,627,010	0.3

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
34,430	@	United Natural Foods, Inc.	$1,275,287	0.2
15,870		Universal Corp.	569,098	0.1
5,050	@,L	USANA Health Sciences, Inc.	138,875	0.0
29,381		Vector Group Ltd.	504,766	0.1
3,210		Village Super Market	76,847	0.0
10,690		WD-40 Co.	425,890	0.1
8,100		Weis Markets, Inc.	300,186	0.1
37,700	@	Winn-Dixie Stores, Inc.	223,184	0.0
			24,123,430	3.9
		Energy: 6.1%
69,300	@,L	Abraxas Petroleum Corp.	182,952	0.0
8,500	@,L	Amyris, Inc.	172,040	0.0
5,270		Apco Oil and Gas International, Inc.	392,193	0.1
13,400	@,L	Approach Resources, Inc.	227,666	0.0
28,570	@,L	ATP Oil & Gas Corp.	220,275	0.0
18,220	@	Basic Energy Services, Inc.	257,995	0.1
39,670		Berry Petroleum Co.	1,403,525	0.2
29,660	@	Bill Barrett Corp.	1,074,878	0.2
71,870	@,L	BPZ Energy, Inc.	199,080	0.0
28,730		Bristow Group, Inc.	1,219,014	0.2
68,880	@	Cal Dive International, Inc.	131,561	0.0
32,100	@	Callon Petroleum Co.	124,227	0.0
18,000	@	Carrizo Oil & Gas, Inc.	387,900	0.1
51,830	@,L	Cheniere Energy, Inc.	266,925	0.1
3,400	@	Clayton Williams Energy, Inc.	145,554	0.0
24,040	@,L	Clean Energy Fuels Corp.	267,325	0.1
26,200	@	Cloud Peak Energy, Inc.	444,090	0.1
60,940	@	Complete Production Services, Inc.	1,148,719	0.2
21,300	@	Comstock Resources, Inc.	329,298	0.1
9,120	@	Contango Oil & Gas Co.	498,955	0.1
43,000	@	Crimson Exploration, Inc.	92,450	0.0
24,720		Crosstex Energy, Inc.	333,226	0.1
53,800		CVR Energy, Inc.	1,137,332	0.2
8,970	@	Dawson Geophysical Co.	211,513	0.0
7,800		Delek US Holdings, Inc.	87,906	0.0
43,650		DHT Maritime, Inc.	89,046	0.0
25,420	@	Dril-Quip, Inc.	1,370,392	0.2
15,450	@	Endeavour International Corp.	123,291	0.0
22,200	@	Energy Partners Ltd.	245,754	0.0
50,600	@,L	Energy XXI Bermuda Ltd.	1,085,370	0.2
28,500	@,L	Exterran Holdings, Inc.	277,020	0.1
18,300	L	Frontline Ltd.	88,755	0.0
40,690	@,L	FX Energy, Inc.	168,050	0.0
51,600	@	Gastar Exploration Ltd.	154,800	0.0
9,800	@	Georesources, Inc.	174,342	0.0
8,900	@,L	Gevo, Inc.	49,573	0.0
11,200	@	Global Geophysical Services, Inc.	89,264	0.0
66,760	@	Global Industries Ltd.	528,739	0.1
31,300	@,L	GMX Resources, Inc.	71,051	0.0
32,130		Golar LNG Ltd.	1,021,091	0.2
17,190	@,L	Goodrich Petroleum Corp.	203,186	0.0
15,700	@	Green Plains Renewable Energy, Inc.	146,481	0.0
6,490		Gulf Island Fabrication, Inc.	134,213	0.0
14,020	@	Gulfmark Offshore, Inc.	509,487	0.1
16,900	@	Gulfport Energy Corp.	408,642	0.1
25,400	@,L	Harvest Natural Resources, Inc.	217,678	0.0
77,700	@	Helix Energy Solutions Group, Inc.	1,017,870	0.2
76,490	@	Hercules Offshore, Inc.	223,351	0.0
17,140	@,L	Hornbeck Offshore Services, Inc.	426,957	0.1
7,500	@,L	Houston American Energy Corp.	103,200	0.0
110,000	@,L	Hyperdynamics Corp.	407,000	0.1
84,580	@	ION Geophysical Corp.	400,063	0.1
19,290	@,L	James River Coal Co.	122,877	0.0
98,510	@	Key Energy Services, Inc.	934,860	0.2
9,740	L	Knightsbridge Tankers Ltd.	161,197	0.0
118,200		Kodiak Oil & Gas Corp.	615,822	0.1
25,000	@,L	L&L Energy, Inc.	67,500	0.0
22,320		Lufkin Industries, Inc.	1,187,647	0.2
74,600	@	Magnum Hunter Resources Corp.	246,926	0.0
16,960	@	Matrix Service Co.	144,330	0.0
60,470	@,L	McMoRan Exploration Co.	600,467	0.1
22,300	@,L	Miller Energy Resources, Inc.	58,872	0.0
9,210	@	Natural Gas Services Group, Inc.	118,164	0.0
53,740	@	Newpark Resources	327,277	0.1
30,480	L	Nordic American Tanker Shipping	429,768	0.1
33,420	@	Northern Oil And Gas, Inc.	648,014	0.1
33,600	@	Oasis Petroleum, Inc.	750,288	0.1
15,800	L	Overseas Shipholding Group, Inc.	217,092	0.0
2,150	@	OYO Geospace Corp.	121,024	0.0
4,890		Panhandle Oil and Gas, Inc.	138,729	0.0
44,300	@	Parker Drilling Co.	194,477	0.0
52,800	@	Patriot Coal Corp.	446,688	0.1
28,880		Penn Virginia Corp.	160,862	0.0
12,910	@	Petroleum Development Corp.	250,325	0.1
31,710	@,L	Petroquest Energy, Inc.	174,405	0.0
8,960	@	PHI, Inc.	171,494	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
35,200	@	Pioneer Drilling Co.	$252,736	0.1
218,500	@	Rentech, Inc.	170,474	0.0
28,600	@	Resolute Energy Corp.	324,896	0.1
22,530	@	Rex Energy Corp.	285,005	0.1
6,800	@	RigNet, Inc.	109,004	0.0
32,620	@	Rosetta Resources, Inc.	1,116,256	0.2
18,400		Scorpio Tankers, Inc.	97,152	0.0
23,500	@	SemGroup Corp.	469,060	0.1
25,140	L	Ship Finance International Ltd.	326,820	0.1
7,500	@	Solazyme, Inc.	72,075	0.0
26,980	@	Stone Energy Corp.	437,346	0.1
22,660	@	Swift Energy Co.	551,544	0.1
65,420	@	Syntroleum Corp.	56,268	0.0
8,900		Targa Resources Corp.	264,775	0.1
15,540	@,L	Teekay Tankers Ltd.	71,484	0.0
17,400		Tesco Corp.	201,840	0.0
47,570	@	Tetra Technologies, Inc.	367,240	0.1
27,000		Triangle Petroleum Corp.	96,930	0.0
55,900	@,L	Uranerz Energy Corp.	76,583	0.0
44,490	@,L	Uranium Energy Corp.	121,903	0.0
57,000	@,L	Uranium Resources, Inc.	38,845	0.0
157,500	@,L	Ur-Energy, Inc.	141,750	0.0
73,830	@	USEC, Inc.	118,866	0.0
38,570	@	Vaalco Energy, Inc.	187,450	0.0
139,250		Vantage Drilling Co.	174,062	0.0
20,490	@	Venoco, Inc.	180,517	0.0
17,040		W&T Offshore, Inc.	234,470	0.0
55,520	@	Warren Resources, Inc.	133,248	0.0
43,980	@	Western Refining, Inc.	547,991	0.1
8,500	@	Westmoreland Coal Co.	65,960	0.0
18,400	@	Willbros Group, Inc.	76,728	0.0
46,340		World Fuel Services Corp.	1,513,001	0.3
28,100	@,L	Zion Oil & Gas, Inc.	55,076	0.0
			37,917,725	6.1
		Financials: 21.7%
12,150		1st Source Corp.	253,085	0.0
28,700	@	1st United Bancorp, Inc.	141,491	0.0
18,100		Abington Bancorp, Inc.	130,320	0.0
23,696		Acadia Realty Trust	443,115	0.1
35,560		Advance America Cash Advance Centers, Inc.	261,722	0.1
4,600		Agree Realty Corp.	100,188	0.0
1,450		Alexander’s, Inc.	523,479	0.1
62,780		Alterra Capital Holdings Ltd.	1,190,937	0.2
24,200		American Assets Trust, Inc.	434,390	0.1
40,819		American Campus Communities, Inc.	1,518,875	0.3
36,920		American Equity Investment Life Holding Co.	323,050	0.1
6,200	@	American Safety Insurance Holdings Ltd.	114,080	0.0
23,405	@	Ameris Bancorp.	203,858	0.0
13,520	@	Amerisafe, Inc.	248,903	0.0
12,430		Amtrust Financial Services, Inc.	276,692	0.1
77,580		Anworth Mortgage Asset Corp.	527,544	0.1
21,700		Apollo Commercial Real Estate Finance, Inc.	285,789	0.1
137,410		Apollo Investment Corp.	1,033,323	0.2
19,090		Argo Group International Holdings Ltd.	541,583	0.1
4,500		Arlington Asset Investment Corp.	108,225	0.0
38,900		ARMOUR Residential REIT, Inc.	264,520	0.1
5,545		Arrow Financial Corp.	123,376	0.0
19,300		Artio Global Investors, Inc.	153,628	0.0
27,910		Ashford Hospitality Trust, Inc.	195,928	0.0
21,680		Associated Estates Realty Corp.	335,173	0.1
63,180		Astoria Financial Corp.	485,854	0.1
5,180	@	Avatar Holdings, Inc.	42,372	0.0
5,850		Bancfirst Corp.	193,986	0.0
17,450	@	Bancorp, Inc.	124,942	0.0
33,000		Bancorpsouth, Inc.	289,740	0.1
36,550		Bank Mutual Corp.	95,396	0.0
20,280		Bank of the Ozarks, Inc.	424,460	0.1
28,300		BankFinancial Corp.	187,912	0.0
14,200		Banner Corp.	181,618	0.0
21,750	@	Beneficial Mutual Bancorp, Inc.	162,037	0.0
9,510		Berkshire Hills Bancorp., Inc.	175,650	0.0
57,240		BGC Partners, Inc.	345,157	0.1
100,090		BioMed Realty Trust, Inc.	1,658,491	0.3
51,550	L	BlackRock Kelso Capital Corp.	376,315	0.1
18,880		Banco Latinoamericano de Exportaciones S.A.	287,542	0.1
7,500	@	BofI Holding, Inc.	100,950	0.0
30,800		Boston Private Financial Holdings, Inc.	181,104	0.0
3,630		Bridge Bancorp, Inc.	66,429	0.0
16,270		OceanFirst Financial Corp.	189,871	0.0
28,340		Brookline Bancorp., Inc.	218,501	0.0
10,600		Bryn Mawr Bank Corp.	175,642	0.0
10,270		Calamos Asset Management, Inc.	102,803	0.0
5,440		Camden National Corp.	148,131	0.0
14,200		Campus Crest Communities, Inc.	154,496	0.0
2,120		Capital Southwest Corp.	156,880	0.0
53,430		Capital Lease Funding, Inc.	192,882	0.0
42,740		Capstead Mortgage Corp.	493,220	0.1
20,190		Cardinal Financial Corp.	174,038	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
24,280		Cash America International, Inc.	$1,242,165	0.2
49,420		Cathay General Bancorp.	562,400	0.1
104,770		CBL & Associates Properties, Inc.	1,190,187	0.2
54,070		Cedar Shopping Centers, Inc.	168,158	0.0
19,070		Centerstate Banks of Florida, Inc.	99,736	0.0
18,100		Chatham Lodging Trust	179,552	0.0
16,330		Chemical Financial Corp.	250,012	0.0
7,000		Chesapeake Lodging Trust	84,490	0.0
5,260		Citizens & Northern Corp.	78,164	0.0
21,470	@	Citizens, Inc.	137,623	0.0
11,240	L	City Holding Co.	303,368	0.1
16,900		Clifton Savings Bancorp, Inc.	154,804	0.0
6,460		CNB Financial Corp.	82,817	0.0
146,900	@	CNO Financial Group, Inc.	794,729	0.1
39,010		CoBiz Financial, Inc.	174,375	0.0
44,150		Cogdell Spencer, Inc.	166,445	0.0
8,670		Cohen & Steers, Inc.	249,262	0.0
46,990		Colonial Properties Trust	853,338	0.1
8,900		Colony Financial, Inc.	114,988	0.0
25,830		Columbia Banking System, Inc.	369,886	0.1
21,790		Community Bank System, Inc.	494,415	0.1
11,490		Community Trust Bancorp., Inc.	267,602	0.1
17,730		Compass Diversified Trust	215,951	0.0
2,820	L	Consolidated-Tomoka Land Co.	74,053	0.0
54,098		Cousins Properties, Inc.	316,473	0.1
42,500	@	Cowen Group, Inc.	115,175	0.0
4,650	@	Credit Acceptance Corp.	299,274	0.1
14,300		CreXus Investment Corp.	126,984	0.0
56,950		CubeSmart	485,783	0.1
53,420		CVB Financial Corp.	410,800	0.1
38,150		CYS Investments, Inc.	461,233	0.1
125,790		DCT Industrial Trust, Inc.	552,218	0.1
27,040		Delphi Financial Group	581,901	0.1
24,660	@	DFC Global Corp.	538,821	0.1
114,495		DiamondRock Hospitality Co.	800,320	0.1
17,910		Dime Community Bancshares	181,428	0.0
9,700		Donegal Group, Inc.	116,788	0.0
80,200	@	Doral Financial Corp.	87,418	0.0
18,180		Duff & Phelps Corp.	193,799	0.0
39,230		DuPont Fabros Technology, Inc.	772,439	0.1
25,050		Dynex Capital, Inc.	201,903	0.0
13,200	@	Eagle Bancorp, Inc.	155,364	0.0
23,220		EastGroup Properties, Inc.	885,611	0.2
14,700		Edelman Financial Group Inc.	94,962	0.0
34,810		Education Realty Trust, Inc.	299,018	0.1
13,380	@	eHealth, Inc.	182,771	0.0
28,430		Employers Holdings, Inc.	362,767	0.1
12,060	@	Encore Capital Group, Inc.	263,511	0.1
4,020	@	Enstar Group Ltd.	382,825	0.1
11,250		Enterprise Financial Services Corp.	152,888	0.0
35,910		Entertainment Properties Trust	1,399,772	0.2
10,760		Epoch Holding Corp.	146,013	0.0
19,630		Equity Lifestyle Properties, Inc.	1,230,801	0.2
22,970		Equity One, Inc.	364,304	0.1
11,692		ESB Financial Corp.	128,144	0.0
8,050		ESSA Bancorp, Inc.	84,605	0.0
10,630		Evercore Partners, Inc.	242,364	0.0
29,000		Excel Trust, Inc.	278,980	0.1
61,050		Extra Space Storage, Inc.	1,137,361	0.2
32,960	@	Ezcorp, Inc.	940,678	0.2
7,800		Federal Agricultural Mortgage Corp.	148,434	0.0
9,070		FBL Financial Group, Inc.	241,443	0.0
63,320	@	FelCor Lodging Trust, Inc.	147,536	0.0
30,670	L	Fifth Street Finance Corp.	285,844	0.1
20,100	@	Financial Engines, Inc.	364,011	0.1
81,100		First American Financial Corp.	1,038,080	0.2
10,590		First Bancorp.	106,324	0.0
37,230		First Busey Corp.	161,950	0.0
21,850	@	First Cash Financial Services, Inc.	916,607	0.2
50,920		First Commonwealth Financial Corp.	188,404	0.0
6,700		First Community Bancshares, Inc.	68,340	0.0
38,080		First Financial Bancorp.	525,504	0.1
22,965	L	First Financial Bankshares, Inc.	600,764	0.1
9,230		First Financial Corp.	253,917	0.0
12,600		First Financial Holdings, Inc.	50,526	0.0
41,710	@	First Industrial Realty Trust, Inc.	333,680	0.1
72,050	@	First Marblehead Corp.	73,491	0.0
19,220		First Merchants Corp.	135,501	0.0
48,230		First Midwest Bancorp., Inc.	353,044	0.1
3,070		First of Long Island Corp.	69,566	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
23,070		First Potomac Realty Trust	$287,683	0.1
68,895		FirstMerit Corp.	782,647	0.1
35,760		Flagstone Reinsurance Holdings S.A.	277,140	0.1
20,700		Flushing Financial Corp.	223,560	0.0
68,166		FNB Corp.	584,183	0.1
21,870	@	Forestar Real Estate Group, Inc.	238,602	0.0
8,465	@	Fpic Insurance Group, Inc.	354,176	0.1
38,170		Franklin Street Properties Corp.	431,703	0.1
4,640		GAMCO Investors, Inc.	182,770	0.0
13,020		Getty Realty Corp.	187,748	0.0
41,710		GFI Group, Inc.	167,674	0.0
45,460		Glacier Bancorp., Inc.	425,960	0.1
19,340		Gladstone Capital Corp.	132,672	0.0
13,790		Gladstone Commercial Corp.	216,227	0.0
57,730	@	Gleacher & Co., Inc.	68,699	0.0
54,120		Glimcher Realty Trust	383,170	0.1
6,093		Global Indemnity PLC	104,068	0.0
13,400	L	Golub Capital BDC, Inc.	198,990	0.0
16,000		Government Properties Income Trust	344,160	0.1
10,290		Great Southern Bancorp., Inc.	172,666	0.0
19,750		Greenlight Capital Re Ltd.	409,615	0.1
11,200	@	Hallmark Financial Services, Inc.	82,544	0.0
48,038		Hancock Holding Co.	1,286,458	0.2
6,760		Harleysville Group, Inc.	397,894	0.1
48,940		Hatteras Financial Corp.	1,231,330	0.2
38,330		Healthcare Realty Trust, Inc.	645,861	0.1
8,120		Heartland Financial USA, Inc.	115,142	0.0
33,755		Hercules Technology Growth Capital, Inc.	287,593	0.1
72,100		Hersha Hospitality Trust	249,466	0.0
8,000	@	HFF, Inc.	69,920	0.0
42,316		Highwoods Properties, Inc.	1,195,850	0.2
23,920	@	Hilltop Holdings, Inc.	172,463	0.0
13,424		Home Bancshares, Inc.	284,857	0.1
27,150		Home Properties, Inc.	1,541,034	0.3
26,670		Horace Mann Educators Corp.	304,305	0.1
3,600		Hudson Pacific Properties, Inc.	41,868	0.0
8,630		Hudson Valley Holding Corp.	150,421	0.0
18,090		IBERIABANK Corp.	851,315	0.1
29,650	@	ICG Group, Inc.	273,077	0.1
4,400		IDT Corp.	89,760	0.0
33,900	@	Imperial Holdings, Inc.	81,360	0.0
12,100		Independent Bank Corp.	263,054	0.1
8,050		Infinity Property & Casualty Corp.	422,464	0.1
49,300		Inland Real Estate Corp.	359,890	0.1
17,200	L	Insmed Inc.	87,720	0.0
35,630		International Bancshares Corp.	468,535	0.1
7,855	@	Intl. FCStone, Inc.	163,070	0.0
62,150		Invesco Mortgage Capital, Inc.	878,180	0.2
28,900	@	Investment Technology Group, Inc.	282,931	0.1
28,350	@	Investors Bancorp, Inc.	358,061	0.1
50,100		Investors Real Estate Trust	360,720	0.1
65,110	@,L	iStar Financial, Inc.	378,940	0.1
4,881		Kansas City Life Insurance Co.	150,676	0.0
22,470		KBW, Inc.	309,861	0.1
9,900		Kearny Financial Corp.	87,516	0.0
27,400		Kemet Corp.	195,910	0.0
33,300		Kennedy-Wilson Holdings, Inc.	352,980	0.1
37,330		Kilroy Realty Corp.	1,168,429	0.2
47,700		Kite Realty Group Trust	174,582	0.0
65,100	@	Knight Capital Group, Inc.	791,616	0.1
16,300		Kohlberg Capital Corp.	95,355	0.0
14,825		Lakeland Bancorp, Inc.	115,932	0.0
11,670		Lakeland Financial Corp.	241,102	0.0
53,400		LaSalle Hotel Properties	1,025,280	0.2
57,635		Lexington Realty Trust	376,933	0.1
15,620		LTC Properties, Inc.	395,498	0.1
43,600		Maiden Holdings Ltd.	322,204	0.1
10,850		Main Street Capital Corp.	192,696	0.0
17,120		MainSource Financial Group, Inc.	149,286	0.0
18,770		MarketAxess Holdings, Inc.	488,395	0.1
34,500		MB Financial Corp.	507,840	0.1
48,600		MCG Capital Corp.	192,456	0.0
31,600		Meadowbrook Insurance Group, Inc.	281,556	0.1
20,800		Medallion Financial Corp.	193,440	0.0
68,080		Medical Properties Trust, Inc.	609,316	0.1
21,100		Medley Capital Corp.	212,688	0.0
5,270		Merchants Bancshares, Inc.	141,131	0.0
89,200	@	MF Global Holdings, Ltd.	368,396	0.1
225,320		MFA Mortgage Investments, Inc.	1,581,746	0.3
143,150	@	MGIC Investment Corp.	267,690	0.1
22,820		Mid-America Apartment Communities, Inc.	1,374,220	0.2

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
6,100		Midsouth Bancorp, Inc.	$65,575	0.0
48,060		Montpelier Re Holdings Ltd.	849,701	0.1
46,600	@,L	MPG Office Trust, Inc.	98,326	0.0
14,950		MVC Capital, Inc.	156,527	0.0
19,850	@	Nara Bancorp., Inc.	120,490	0.0
3,320		National Bankshares, Inc.	80,112	0.0
29,880	@	National Financial Partners Corp.	326,887	0.1
15,810		National Health Investors, Inc.	666,075	0.1
8,490		National Interstate Corp.	186,610	0.0
82,810		National Penn Bancshares, Inc.	580,498	0.1
61,820		National Retail Properties, Inc.	1,661,103	0.3
1,365		National Western Life Insurance Co.	184,958	0.0
7,530	@	Navigators Group, Inc.	325,296	0.1
22,730		NBT Bancorp., Inc.	423,233	0.1
17,700		Nelnet, Inc.	332,406	0.1
37,700		Newcastle Investment Corp.	153,439	0.0
21,000	@	NewStar Financial, Inc.	196,140	0.0
22,470		NGP Capital Resources Co.	146,954	0.0
10,080	L	Northfield Bancorp, Inc.	133,459	0.0
89,888		Northstar Realty Finance Corp.	296,630	0.1
86,570		Northwest Bancshares, Inc.	1,031,049	0.2
49,150	@	Ocwen Financial Corp.	649,272	0.1
58,330		Old National Bancorp.	543,636	0.1
69,180		Omega Healthcare Investors, Inc.	1,102,037	0.2
22,700	@	OmniAmerican Bancorp, Inc.	309,855	0.1
11,200		One Liberty Properties, Inc.	164,192	0.0
4,560		Oppenheimer Holdings, Inc.	73,142	0.0
19,650		Oriental Financial Group	190,016	0.0
51,275		Oritani Financial Corp.	659,397	0.1
5,670		Orrstown Financial Services, Inc.	72,860	0.0
17,340		PacWest Bancorp	241,720	0.0
7,360	L	Park National Corp.	389,197	0.1
33,800	@	Park Sterling Corp.	115,596	0.0
8,490		Parkway Properties, Inc.	93,475	0.0
20,100		Pebblebrook Hotel Trust	314,565	0.1
19,130		PennantPark Investment Corp.	170,640	0.0
36,180		Pennsylvania Real Estate Investment Trust	279,671	0.1
13,300		Pennymac Mortgage Investment Trust	211,470	0.0
11,920		Peoples Bancorp., Inc.	131,120	0.0
32,490	@	PHH Corp.	522,439	0.1
80,910	@	Phoenix Cos., Inc.	98,710	0.0
13,590	@	Pico Holdings, Inc.	278,731	0.1
22,580	@	Pinnacle Financial Partners, Inc.	247,025	0.0
12,430	@	Piper Jaffray Cos.	222,870	0.0
28,640		Platinum Underwriters Holdings Ltd.	880,680	0.2
132,850	@	PMI Group, Inc.	26,570	0.0
12,420	@	Portfolio Recovery Associates, Inc.	772,772	0.1
34,517		Post Properties, Inc.	1,199,121	0.2
29,710		Potlatch Corp.	936,459	0.2
14,880		Presidential Life Corp.	122,314	0.0
16,300		Primerica, Inc.	351,428	0.1
24,410		Primus Guaranty Ltd.	128,641	0.0
29,520		PrivateBancorp, Inc.	221,990	0.0
19,341		ProAssurance Corp.	1,392,939	0.2
45,790		Prospect Capital Corp.	385,094	0.1
36,200		Prosperity Bancshares, Inc.	1,183,016	0.2
38,970		Provident Financial Services, Inc.	418,928	0.1
26,420		Provident New York Bancorp	153,764	0.0
10,890		PS Business Parks, Inc.	539,491	0.1
88,900		Radian Group, Inc.	194,691	0.0
22,016		RAIT Financial Trust	74,634	0.0
23,290		Ramco-Gershenson Properties	190,978	0.0
55,780		Redwood Trust, Inc.	623,063	0.1
14,930		Renasant Corp.	190,059	0.0
5,660		Republic Bancorp., Inc.	100,239	0.0
32,150		Resource Capital Corp.	160,750	0.0
28,800		Retail Opportunity Investments	319,104	0.1
12,490		RLI Corp.	794,114	0.1
20,300		RLJ Lodging Trust	259,231	0.1
14,990		Rockville Financial, Inc.	142,105	0.0
12,070		Roma Financial Corp.	98,370	0.0
15,760		S&T Bancorp, Inc.	254,682	0.0
13,200		Sabra Healthcare REIT, Inc.	125,928	0.0
18,093	@	Safeguard Scientifics, Inc.	271,395	0.1
9,020		Safety Insurance Group, Inc.	341,227	0.1
16,840		Sandy Spring Bancorp, Inc.	246,369	0.0
3,470		Saul Centers, Inc.	117,321	0.0
7,580		SCBT Financial Corp.	187,074	0.0
18,820		SeaBright Insurance Holdings, Inc.	135,504	0.0
37,990		Selective Insurance Group	495,769	0.1
8,150		Sierra Bancorp.	74,572	0.0
31,700	@	Signature Bank	1,513,041	0.3
11,510		Simmons First National Corp.	249,767	0.0
13,300		Solar Capital Ltd.	267,729	0.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
17,600		Solar Senior Capital Ltd.	$251,504	0.0
10,077		Southside Bancshares, Inc.	181,487	0.0
11,840	@	Southwest Bancorp., Inc.	49,965	0.0
17,240		Sovran Self Storage, Inc.	640,811	0.1
27,600		STAG Industrial, Inc.	281,520	0.1
57,350		Starwood Property Trust, Inc.	984,126	0.2
10,080		State Auto Financial Corp.	132,552	0.0
16,600		State Bancorp, Inc.	175,462	0.0
21,500	@	State Bank Financial Corp.	271,330	0.1
12,670		StellarOne Corp.	126,066	0.0
18,850		Sterling Bancorp.	136,851	0.0
13,800	L	Sterling Financial Corp.	170,844	0.0
11,900		Stewart Information Services Corp.	105,196	0.0
34,685	@	Stifel Financial Corp.	921,234	0.2
113,020	@	Strategic Hotel Capital, Inc.	487,116	0.1
3,100	@,X	Student Loan Corp.	7,750	0.0
7,930		Suffolk Bancorp	65,978	0.0
36,800		Summit Hotel Properties, Inc.	259,808	0.1
14,140		Sun Communities, Inc.	497,587	0.1
62,114	@	Sunstone Hotel Investors, Inc.	353,429	0.1
92,320		Susquehanna Bancshares, Inc.	504,990	0.1
30,560	@	SVB Financial Group	1,130,720	0.2
28,030		SWS Group, Inc.	131,461	0.0
8,040		SY Bancorp., Inc.	149,705	0.0
30,100		Symetra Financial Corp.	245,315	0.0
60,400		Tanger Factory Outlet Centers, Inc.	1,571,004	0.3
8,290	@	Tejon Ranch Co.	197,882	0.0
9,700		Terreno Realty Corp.	124,451	0.0
6,750		Territorial Bancorp, Inc.	129,262	0.0
19,540	@	Texas Capital Bancshares, Inc.	446,489	0.1
22,600		THL Credit, Inc.	246,792	0.0
19,800		TICC Capital Corp.	161,766	0.0
4,606		Tompkins Financial Corp.	164,803	0.0
9,620		Tower Bancorp, Inc.	201,443	0.0
25,954		Tower Group, Inc.	593,308	0.1
16,560		TowneBank	188,287	0.0
15,700		Triangle Capital Corp.	238,954	0.0
10,390		Trico Bancshares	127,485	0.0
50,250		Trustco Bank Corp.	224,115	0.0
48,850		Trustmark Corp.	886,627	0.2
91,200		Two Harbors Investment Corp.	805,296	0.1
23,310		UMB Financial Corp.	747,785	0.1
16,100		UMH Properties, Inc.	146,349	0.0
89,160		Umpqua Holdings Corp.	783,716	0.1
12,670		Union First Market Bankshares Corp.	135,822	0.0
25,080		United Bankshares, Inc.	503,857	0.1
10,340		United Financial Bancorp, Inc.	141,555	0.0
18,520		United Fire & Casualty Co.	327,619	0.1
6,440		Universal Health Realty Income Trust	216,448	0.0
11,460		Univest Corp. of Pennsylvania	152,762	0.0
14,040		Urstadt Biddle Properties, Inc.	224,219	0.0
11,756		ViewPoint Financial Group	134,606	0.0
6,280	@	Virtus Investment Partners	336,734	0.1
19,140		Walter Investment Management Corp.	438,880	0.1
11,800		Washington Banking Co.	114,814	0.0
44,940		Washington Real Estate Investment Trust	1,266,409	0.2
11,810		Washington Trust Bancorp, Inc.	233,602	0.0
51,760		Webster Financial Corp.	791,928	0.1
16,970		WesBanco, Inc.	293,751	0.1
11,520		West BanCorp., Inc.	97,690	0.0
10,300		West Coast Bancorp	144,200	0.0
22,070		Westamerica Bancorp.	845,722	0.1
39,640	@	Western Alliance Bancorp.	217,227	0.0
23,960		Westfield Financial, Inc.	157,896	0.0
4,280		Westwood Holdings Group, Inc.	147,874	0.0
19,500		Whitestone REIT	217,230	0.0
9,850		Winthrop Realty Trust	85,597	0.0
20,940		Wintrust Financial Corp.	540,461	0.1
10,660	@,L	World Acceptance, Corp.	596,427	0.1
5,880		WSFS Financial Corp.	185,632	0.0
			134,417,211	21.7
		Health Care: 13.1%
12,180	@	Abaxism, Inc.	279,044	0.1
20,080	@	Abiomed, Inc.	221,482	0.0
39,986	@	Accelrys, Inc.	242,315	0.1
25,700	@,L	Accretive Health, Inc.	545,611	0.1
36,903	@	Accuray, Inc.	148,350	0.0
31,200	@,L	Achillion Pharmaceuticals, Inc.	147,264	0.0
26,160	@	Acorda Therapeutics, Inc.	522,154	0.1
13,500	@	Aegerion Pharmaceuticals, Inc.	171,045	0.0
41,000	@	Affymetrix, Inc.	200,900	0.0
6,820	@	Air Methods Corp.	434,229	0.1
26,950	@	Akorn, Inc.	210,479	0.0
17,250	@	Albany Molecular Research, Inc.	48,645	0.0
38,750	@	Align Technology, Inc.	587,837	0.1
69,970	@	Alkermes PLC	1,067,742	0.2

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
41,330	@	Allos Therapeutics, Inc.	$76,047	0.0
5,870	@	Almost Family, Inc.	97,618	0.0
23,950	@,L	Alnylam Pharmaceuticals, Inc.	157,352	0.0
49,040	@	Alphatec Holdings, Inc.	103,474	0.0
14,340	@	AMAG Pharmaceuticals, Inc.	211,658	0.0
20,190	@	Amedisys, Inc.	299,216	0.1
12,020	@	American Dental Partners, Inc.	116,113	0.0
20,910	@	AMN Healthcare Services, Inc.	83,849	0.0
13,300	@,L	Ampio Pharmaceuticals, Inc.	88,445	0.0
20,140	@	Amsurg Corp.	453,150	0.1
44,095	@,L	Anacor Pharmaceuticals, Inc.	251,341	0.1
7,800		Analogic Corp.	354,198	0.1
18,000	@	Angiodynamics, Inc.	236,520	0.0
93,600	@	Antares Pharma, Inc.	217,152	0.0
19,600	@	Anthera Pharmaceuticals, Inc.	93,492	0.0
10,080	@	Ardea Biosciences, Inc.	157,450	0.0
96,800	@	Ariad Pharmaceuticals, Inc.	850,872	0.1
22,370	@	Arqule, Inc.	112,969	0.0
70,130	@	Array Biopharma, Inc.	137,455	0.0
16,500	@	Arthrocare Corp.	474,705	0.1
12,020		Assisted Living Concepts, Inc.	152,293	0.0
63,130	@	Astex Pharmaceuticals	121,210	0.0
24,180	@,L	Athenahealth, Inc.	1,439,919	0.2
830		Atrion Corp.	172,134	0.0
25,720	@	Auxilium Pharmaceuticals, Inc.	385,543	0.1
68,300	@	AVANIR Pharmaceuticals, Inc.	195,338	0.0
17,200	@	AVEO Pharmaceuticals, Inc.	264,708	0.1
98,700	@	AVI BioPharma, Inc.	110,544	0.0
36,290	@,L	BioCryst Pharmaceuticals, Inc.	100,160	0.0
17,271	@,L	Biolase Technology, Inc.	51,813	0.0
12,540	@,L	Bio-Reference Labs, Inc.	230,861	0.0
143,900	@	Biosante Pharmaceuticals, Inc.	328,092	0.1
27,210		BioScrip, Inc.	173,056	0.0
30,200	@,L	Biotime, Inc.	133,182	0.0
26,430	@,L	Cadence Pharmaceuticals, Inc.	173,117	0.0
21,000	@	Caliper Life Sciences, Inc.	219,870	0.0
30,680	@	Cambrex Corp.	154,627	0.0
7,100		Cantel Medical Corp.	149,952	0.0
28,580	@	Capital Senior Living Corp.	176,339	0.0
42,400	@	CardioNet, Inc.	127,200	0.0
61,500		Cell Therapeutics	65,190	0.0
36,200	@,L	Celldex Therapeutics, Inc.	82,717	0.0
32,740	@	Centene Corp.	938,656	0.2
40,600	@	Cepheid, Inc.	1,576,498	0.3
38,500	@	Chelsea Therapeutics International, Inc.	140,525	0.0
15,690		Chemed Corp.	862,322	0.2
9,470	@	Chindex International, Inc.	83,431	0.0
12,980	@,X	Clinical Data, Inc.	12,980	0.0
14,000	@	Codexis, Inc.	63,980	0.0
21,000	@,L	Complete Genomics, Inc.	123,270	0.0
7,230		Computer Programs & Systems, Inc.	478,265	0.1
21,330	@	Conceptus, Inc.	223,325	0.0
19,440	@	Conmed Corp.	447,314	0.1
56,900	@	Corcept Therapeutics, Inc.	176,390	0.0
3,900	@	Corvel Corp.	165,750	0.0
18,960	@	Cross Country Healthcare, Inc.	79,253	0.0
25,150	@	CryoLife, Inc.	112,923	0.0
43,470	@	Cubist Pharmaceuticals, Inc.	1,535,360	0.3
105,303	@	Curis, Inc.	332,757	0.1
16,790	@	Cyberonics	475,157	0.1
13,980	@	Cynosure, Inc.	141,058	0.0
32,500	@,L	Cytori Therapeutics, Inc.	95,875	0.0
23,020	@,L	Delcath Systems, Inc.	76,887	0.0
47,800	@	Depomed, Inc.	258,120	0.1
29,880	@	DexCom, Inc.	358,560	0.1
50,310	@	Durect Corp.	80,999	0.0
79,410	@	Dyax Corp.	100,057	0.0
82,600	@	Dynavax Technologies Corp.	153,636	0.0
35,600	@	DynaVox, Inc.	128,160	0.0
11,370	@	Emergent Biosolutions, Inc.	175,439	0.0
13,580	@,L	Emeritus Corp.	191,478	0.0
18,300	@	Endocyte, Inc.	193,980	0.0
36,630	@	Endologix, Inc.	367,765	0.1
7,120		Ensign Group, Inc.	164,543	0.0
32,950	@	Enzon Pharmaceuticals, Inc.	231,968	0.0
28,970	@	eResearch Technology, Inc.	129,206	0.0
37,100	@	Exact Sciences Corp.	245,973	0.1
10,510	@	Exactech, Inc.	147,981	0.0
15,600	@	ExamWorks Group, Inc.	158,808	0.0
78,750	@	Exelixis, Inc.	429,975	0.1
20,200	@,L	Fluidigm Corp.	281,386	0.1
9,900	@	Furiex Pharmaceuticals, Inc.	140,877	0.0
9,430	@	Genomic Health, Inc.	207,271	0.0
17,240	@	Gentiva Health Services, Inc.	95,165	0.0
58,410	@,L	Geron Corp.	123,829	0.0
15,180	@	Greatbatch, Inc.	303,752	0.1
20,990	@	Haemonetics Corp.	1,227,495	0.2

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
39,360	@	Halozyme Therapeutics, Inc.	$241,670	0.0
17,840	@	Hanger Orthopedic Group, Inc.	336,998	0.1
107,630	@	Hansen Medical, Inc.	357,332	0.1
69,620	@	Healthsouth Corp.	1,039,427	0.2
41,370	@	Healthspring, Inc.	1,508,350	0.3
24,120	@	Healthways, Inc.	237,100	0.0
6,263	@,L	HeartWare International, Inc.	403,400	0.1
7,260	@	Hi-Tech Pharmacal Co., Inc.	243,936	0.1
61,560	@	HMS Holdings Corp.	1,501,448	0.3
6,580	@	ICU Medical, Inc.	242,144	0.1
28,800		Idenix Pharmaceuticals, Inc.	143,712	0.0
34,060	@	Immunogen, Inc.	373,298	0.1
49,850	@,L	Immunomedics, Inc.	159,520	0.0
46,080	@	Impax Laboratories, Inc.	825,293	0.1
61,940	@,L	Incyte Corp., Ltd.	865,302	0.2
56,000	@	Inhibitex, Inc.	137,760	0.0
19,750	@	Insulet Corp.	301,385	0.1
12,830	@	Integra LifeSciences Holdings Corp.	458,929	0.1
28,970	@	InterMune, Inc.	585,194	0.1
19,460		Invacare Corp.	448,358	0.1
12,070	@	IPC The Hospitalist Co., Inc.	430,778	0.1
11,190	@	IRIS International, Inc.	100,374	0.0
25,100	@	Ironwood Pharmaceuticals, Inc.	271,080	0.1
50,420	@	Isis Pharmaceuticals, Inc.	341,848	0.1
18,400	@	ISTA Pharmaceuticals, Inc.	63,480	0.0
14,100	@	Jazz Pharmaceuticals, Inc.	585,432	0.1
9,040	@	Kensey Nash Corp.	221,480	0.0
41,800	@	Keryx Biopharmaceuticals, Inc.	125,400	0.0
33,956	@	Kindred Healthcare, Inc.	292,701	0.1
7,080		Landauer, Inc.	350,743	0.1
139,200	@	Lexicon Genetics, Inc.	128,050	0.0
7,010	@	LHC Group, Inc.	119,591	0.0
12,155	@	Ligand Pharmaceuticals, Inc.	166,280	0.0
22,380	@	Luminex Corp.	496,165	0.1
24,800	@	Magellan Health Services, Inc.	1,197,840	0.2
21,300	@,L	MAKO Surgical Corp.	728,886	0.1
46,710	@	MannKind Corp.	177,031	0.0
14,100	@	MAP Pharmaceuticals, Inc.	206,142	0.0
40,310		Masimo Corp.	872,711	0.2
24,530	@	MedAssets, Inc.	235,733	0.0
28,040	@	Medicines Co.	417,235	0.1
44,200		Medicis Pharmaceutical Corp.	1,612,416	0.3
10,800	@	Medidata Solutions, Inc.	177,552	0.0
19,140	@	Medivation, Inc.	324,997	0.1
17,300	@	MedQuist Holdings, Inc.	130,788	0.0
46,000	@	Merge Healthcare, Inc.	280,140	0.1
28,590		Meridian Bioscience, Inc.	450,007	0.1
19,212	@	Merit Medical Systems, Inc.	252,446	0.1
18,180	@,L	Metabolix, Inc.	79,628	0.0
34,900	@	Metropolitan Health Networks, Inc.	158,446	0.0
55,910	@	Micromet, Inc.	268,368	0.1
12,160	@	Molina Healthcare, Inc.	187,750	0.0
22,360	@	Momenta Pharmaceuticals, Inc.	257,140	0.1
8,290	@	MWI Veterinary Supply, Inc.	570,518	0.1
37,020	@	Nabi Biopharmaceuticals	62,194	0.0
5,070		National Healthcare Corp.	163,761	0.0
19,130	@	Natus Medical, Inc.	181,926	0.0
64,870	@	Nektar Therapeutics	314,620	0.1
15,015	@	Neogen Corp.	521,321	0.1
81,200	@,L	Neoprobe Corp.	240,352	0.0
103,600	@,L	Neostem, Inc.	67,340	0.0
26,220	@	Neurocrine Biosciences, Inc.	156,796	0.0
49,240	@	Novavax, Inc.	79,276	0.0
33,570	@	NPS Pharmaceuticals, Inc.	218,541	0.0
26,480	@	NuVasive, Inc.	452,014	0.1
27,070	@	NxStage Medical, Inc.	564,680	0.1
21,000		Nymox Pharmaceutical Corp.	171,780	0.0
9,190	@	Obagi Medical Products, Inc.	83,353	0.0
25,370	@	Omnicell, Inc.	349,599	0.1
9,000	@,L	OncoGenex Pharmaceutical, Inc.	88,200	0.0
29,800	@,L	Oncothyreon, Inc.	178,204	0.0
47,510	@	Onyx Pharmaceuticals, Inc.	1,425,775	0.2
32,485	@	Opko Health, Inc.	140,660	0.0
18,740	@,L	Optimer Pharmaceuticals, Inc.	259,362	0.1
35,750	@	OraSure Technologies, Inc.	284,570	0.1
50,450	@	Orexigen Therapeutics, Inc.	100,396	0.0
10,580		Orthofix International NV	365,116	0.1
47,080		Owens & Minor, Inc.	1,340,838	0.2
25,300	@	Pacific Biosciences of California, Inc.	81,213	0.0
9,200	@	Pacira Pharmaceuticals, Inc./DE	91,356	0.0
28,430		Pain Therapeutics, Inc.	135,327	0.0
22,060	@	Palomar Medical Technologies, Inc.	173,833	0.0
23,220	@	Par Pharmaceutical Cos., Inc.	618,116	0.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
42,760	@	Parexel International Corp.	$809,447	0.1
80,830		PDL BioPharma, Inc.	448,607	0.1
118,000	@,L	Peregrine Pharmaceuticals, Inc.	128,620	0.0
31,500	@	Pharmacyclics, Inc.	372,645	0.1
19,410	@	PharMerica Corp.	276,981	0.1
19,310	@	Progenics Pharmaceuticals, Inc.	110,839	0.0
9,030	@	Providence Service Corp.	96,170	0.0
42,530	@	PSS World Medical, Inc.	837,416	0.1
12,640		Quality Systems, Inc.	1,226,080	0.2
42,430	@	Questcor Pharmaceuticals, Inc.	1,156,642	0.2
13,450	@	Quidel Corp.	220,177	0.0
23,300	@	Raptor Pharmaceutical Corp.	105,083	0.0
28,750	@	Rigel Pharmaceuticals, Inc.	211,600	0.0
62,490	@	RTI Biologics, Inc.	205,592	0.0
42,230	@	Salix Pharmaceuticals Ltd.	1,250,008	0.2
41,460	@,L	Sangamo Biosciences, Inc.	180,351	0.0
58,600	@	Santarus, Inc.	163,494	0.0
45,240	@,L	Savient Pharmaceuticals, Inc.	185,484	0.0
55,170	@,L	Seattle Genetics, Inc.	1,051,540	0.2
23,500	@	Select Medical Holdings Corp.	156,745	0.0
55,150	@	Sequenom, Inc.	280,714	0.1
20,620	@,L	SIGA Technologies, Inc.	67,427	0.0
12,710	@	Skilled Healthcare Group, Inc.	45,883	0.0
11,920	@	SonoSite, Inc.	361,653	0.1
19,620	@	Spectranetics Corp.	140,087	0.0
34,640	@	Spectrum Pharmaceuticals, Inc.	264,303	0.1
42,020		Steris Corp.	1,229,925	0.2
47,150		Stewart Enterprises, Inc.	280,542	0.1
52,900	@,L	Sunesis Pharmaceuticals, Inc.	65,067	0.0
36,150	@,L	Sunrise Senior Living, Inc.	167,375	0.0
10,070	@	SurModics, Inc.	91,637	0.0
19,790	@	Symmetry Medical, Inc.	152,779	0.0
5,900	@	Synovis Life Technologies, Inc.	98,530	0.0
11,140	@,L	Synutra International, Inc.	59,265	0.0
16,000	@	Targacept, Inc.	240,000	0.0
12,500	@	Team Health Holdings, Inc.	205,250	0.0
45,210	@	Theravance, Inc.	910,529	0.2
12,570	@	Triple-S Management Corp.	210,547	0.0
22,800	@,L	Trius Therapeutics, Inc.	143,640	0.0
36,800	@,L	Unilife Corp.	154,560	0.0
16,720	@	Universal American Corp./NY	168,203	0.0
20,400	@,L	Uroplasty, Inc.	98,940	0.0
5,600		US Physical Therapy, Inc.	103,712	0.0
17,750	@	Vanda Pharmaceuticals, Inc.	87,863	0.0
12,300	@	Vascular Solutions, Inc.	140,835	0.0
82,800	@	Vical, Inc.	205,344	0.0
54,190	@	Viropharma, Inc.	979,213	0.2
53,170	@,L	Vivus, Inc.	429,082	0.1
30,810	@	Volcano Corp.	912,900	0.2
28,600	@	WellCare Health Plans, Inc.	1,086,228	0.2
26,080		West Pharmaceutical Services, Inc.	967,568	0.2
22,600	@	Wright Medical Group, Inc.	404,088	0.1
18,040	@	Xenoport, Inc.	106,436	0.0
6,000		Young Innovations, Inc.	171,000	0.0
79,000	@	Zalicus, Inc.	77,467	0.0
45,000	@,L	ZIOPHARM Oncology, Inc.	198,450	0.0
35,000	@	Zogenix, Inc.	64,050	0.0
13,910	@	Zoll Medical Corp.	524,963	0.1
			81,136,264	13.1
		Industrials: 15.1%
25,120	@,L	3D Systems Corp.	351,429	0.1
48,500	@,L	A123 Systems, Inc.	166,840	0.0
12,865	L	AAON, Inc.	202,624	0.0
23,620		AAR Corp.	393,745	0.1
38,550		ABM Industries, Inc.	734,763	0.1
25,480	@	Acacia Research - Acacia Technologies	917,025	0.2
46,560	@	ACCO Brands Corp.	222,091	0.0
11,100	@	Accuride Corp.	56,832	0.0
65,700	@	Active Power, Inc.	84,753	0.0
48,040		Actuant Corp.	948,790	0.2
32,250		Acuity Brands, Inc.	1,162,290	0.2
9,680	@	Advisory Board Co.	624,650	0.1
9,760	@	Aerovironment, Inc.	274,744	0.1
29,880	@	Air Transport Services Group, Inc.	129,380	0.0
30,340	@	Aircastle Ltd.	288,837	0.1
5,200		Alamo Group, Inc.	108,108	0.0
25,460	@	Alaska Air Group, Inc.	1,433,143	0.2
15,490		Albany International Corp.	282,692	0.1
10,000	@,L	Allegiant Travel Co.	471,300	0.1
17,130	@	Altra Holdings, Inc.	198,194	0.0
5,930	@	Amerco, Inc.	370,328	0.1
6,400	@	American Railcar Industries, Inc.	98,432	0.0
27,000	@	American Reprographics Co.	90,720	0.0
5,960		American Science & Engineering, Inc.	363,858	0.1
34,260	@,L	American Superconductor Corp.	134,642	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
7,040		American Woodmark Corp.	$85,254	0.0
6,420		Ameron International Corp.	545,315	0.1
4,470		Ampco-Pittsburgh Corp.	91,411	0.0
25,775		AO Smith Corp.	825,573	0.1
32,320	@	APAC Customer Services, Inc.	275,366	0.1
18,700		Apogee Enterprises, Inc.	160,633	0.0
28,610		Applied Industrial Technologies, Inc.	777,048	0.1
11,900		Arkansas Best Corp.	192,185	0.0
15,410	@	Astec Industries, Inc.	451,205	0.1
17,570	@	Atlas Air Worldwide Holdings, Inc.	584,905	0.1
76,530	@	Avis Budget Group, Inc.	740,045	0.1
8,060		AZZ, Inc.	312,486	0.1
9,820		Badger Meter, Inc.	284,093	0.1
18,700	L	Baltic Trading Ltd.	86,955	0.0
33,000		Barnes Group, Inc.	635,250	0.1
6,800		Barrett Business Services, Inc.	94,792	0.0
27,280	@	Beacon Roofing Supply, Inc.	436,207	0.1
31,050		Belden CDT, Inc.	800,779	0.1
32,450	@	Blount International, Inc.	433,532	0.1
39,720		Brady Corp.	1,049,800	0.2
27,270		Briggs & Stratton Corp.	368,418	0.1
32,200		Brink’s Co.	750,582	0.1
117,540	@,L	Broadwind Energy, Inc.	37,625	0.0
55,060	@	Builders FirstSource, Inc.	69,926	0.0
7,400	@	CAI International, Inc.	86,728	0.0
308,800	@	Capstone Turbine Corp.	308,800	0.1
5,330		Cascade Corp.	177,969	0.0
33,580	@	CBIZ, Inc.	221,292	0.0
6,500		CDI Corp.	69,420	0.0
13,670		Celadon Group, Inc.	121,390	0.0
36,430	@	Cenveo, Inc.	109,654	0.0
15,280	@	Ceradyne, Inc.	410,879	0.1
20,850	@	Chart Industries, Inc.	879,245	0.1
11,530		CIRCOR International, Inc.	338,636	0.1
39,130		Clarcor, Inc.	1,619,199	0.3
26,456	@	Clean Harbors, Inc.	1,357,193	0.2
16,780	@,L	Colfax Corp.	339,963	0.1
9,940	@	Columbus McKinnon Corp.	108,942	0.0
27,280		Comfort Systems USA, Inc.	226,970	0.0
18,200	@	Commercial Vehicle Group, Inc.	119,574	0.0
7,350	@	Consolidated Graphics, Inc.	268,495	0.1
21,580		Corporate Executive Board Co.	643,084	0.1
12,600	@	CoStar Group, Inc.	654,822	0.1
7,320		Courier Corp.	47,873	0.0
6,510	@	CRA International, Inc.	130,265	0.0
9,520		Cubic Corp.	371,946	0.1
30,909		Curtiss-Wright Corp.	891,106	0.2
32,750		Deluxe Corp.	609,150	0.1
18,370	@	DigitalGlobe, Inc.	356,929	0.1
11,910	@	Dolan Media Co.	107,071	0.0
21,710	@,L	Dollar Thrifty Automotive Group	1,222,273	0.2
14,300		Douglas Dynamics, Inc.	182,754	0.0
4,260		Ducommun, Inc.	63,815	0.0
15,560	@	Dycom Industries, Inc.	238,068	0.0
13,360		Dynamic Materials Corp.	210,420	0.0
61,160	@,L	Eagle Bulk Shipping, Inc.	96,021	0.0
44,210	@	EMCOR Group, Inc.	898,789	0.2
13,610		Encore Wire Corp.	280,094	0.1
44,510	@,L	Energy Recovery, Inc.	133,975	0.0
50,360	@	Energy Solutions, Inc.	177,771	0.0
13,030	@,L	Enernoc, Inc.	117,270	0.0
39,310	@	EnerSys	786,986	0.1
17,520		Ennis, Inc.	228,811	0.0
12,440	@	EnPro Industries, Inc.	369,219	0.1
15,700		ESCO Technologies, Inc.	400,350	0.1
14,800	@,L	Essex Rental Corp.	36,408	0.0
18,480	@	Esterline Technologies Corp.	958,003	0.2
37,500	L	Excel Maritime Carriers Ltd.	78,000	0.0
8,190	@	Exponent, Inc.	338,493	0.1
42,240		Federal Signal Corp.	186,701	0.0
40,700	@	Flow International Corp.	89,947	0.0
30,260	@	Force Protection, Inc.	116,501	0.0
18,770		Forward Air Corp.	477,696	0.1
16,120		Franklin Electric Co., Inc.	584,834	0.1
6,900	@	Freightcar America, Inc.	99,429	0.0
21,700	@,L	FTI Consulting, Inc.	798,777	0.1
153,840	@,L	FuelCell Energy, Inc.	129,210	0.0
35,410	@	Furmanite Corp.	191,568	0.0
10,950		G&K Services, Inc.	279,663	0.1
14,300	L	Genco Shipping & Trading Ltd.	111,683	0.0
41,490	@	Gencorp, Inc.	186,290	0.0
10,100	@	Generac Holdings, Inc.	189,981	0.0
27,040	@	Genesee & Wyoming, Inc.	1,257,901	0.2
43,417	@	Geo Group, Inc.	805,820	0.1
13,030	@	GeoEye, Inc.	369,401	0.1
17,400	@	Gibraltar Industries, Inc.	141,288	0.0
10,900	@	Global Power Equipment Group, Inc.	253,643	0.0
11,412		Gorman-Rupp Co.	281,762	0.1
12,020		Graham Corp.	200,013	0.0
18,840		Granite Construction, Inc.	353,627	0.1
31,040		Great Lakes Dredge & Dock Corp.	126,333	0.0
14,870	@	Greenbrier Cos., Inc.	173,236	0.0
21,230	@	Griffon Corp.	173,661	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
22,360	@	H&E Equipment Services, Inc.	$184,470	0.0
28,660	@	Hawaiian Holdings, Inc.	120,659	0.0
35,065		Healthcare Services Group	565,949	0.1
36,890		Heartland Express, Inc.	500,228	0.1
24,790	L	Heico Corp.	1,220,660	0.2
11,290		Heidrick & Struggles International, Inc.	185,721	0.0
46,800		Herman Miller, Inc.	835,848	0.1
72,260	@	Hexcel Corp.	1,601,282	0.3
11,800	@,L	Higher One Holdings, Inc.	191,986	0.0
32,120		HNI, Corp.	614,456	0.1
13,590		Houston Wire & Cable Co.	156,149	0.0
29,060	@	HUB Group, Inc.	821,526	0.1
14,550	@	Huron Consulting Group, Inc.	452,942	0.1
10,250	@	ICF International, Inc.	192,803	0.0
33,420	@	II-VI, Inc.	584,850	0.1
16,540	@,L	Innerworkings, Inc.	129,674	0.0
25,590	@	Insituform Technologies, Inc.	296,332	0.1
13,880		Insperity, Inc.	308,830	0.1
12,130		Insteel Industries, Inc.	122,149	0.0
29,170		Interface, Inc.	345,956	0.1
21,900	@	Interline Brands, Inc.	281,853	0.1
3,730		International Shipholding Corp.	68,968	0.0
5,900		Intersections, Inc.	75,815	0.0
159,630	@,L	JetBlue Airways Corp.	654,483	0.1
17,870		John Bean Technologies Corp.	254,826	0.0
8,640	@	Kadant, Inc.	153,446	0.0
15,500		Kaman Corp.	431,675	0.1
22,700		Kaydon Corp.	651,036	0.1
15,330		Kelly Services, Inc.	174,762	0.0
12,500	@,L	Keyw Holding Corp./The	88,875	0.0
24,730	@	Kforce, Inc.	242,601	0.0
22,680		Kimball International, Inc.	110,225	0.0
32,001		Knight Transportation, Inc.	425,933	0.1
31,040		Knoll, Inc.	425,248	0.1
27,230	@	Korn/Ferry International	331,934	0.1
22,901	@	Kratos Defense & Security Solutions, Inc.	153,895	0.0
11,120	@	Layne Christensen Co.	256,872	0.0
7,310		LB Foster Co.	162,501	0.0
10,340		Lindsay Manufacturing Co.	556,292	0.1
7,300	@	LMI Aerospace, Inc.	124,538	0.0
15,320		LSI Industries, Inc.	95,444	0.0
8,340	@	M&F Worldwide Corp.	205,331	0.0
9,400		Marten Transport Ltd.	162,056	0.0
36,190	@	Mastec, Inc.	637,306	0.1
15,580		McGrath Rentcorp	370,648	0.1
65,430	@	Meritor, Inc.	461,936	0.1
37,110	@	Metalico, Inc.	144,729	0.0
9,130		Met-Pro Corp.	78,335	0.0
4,500	@	Michael Baker Corp.	86,085	0.0
12,276	@	Middleby Corp.	864,967	0.1
9,650		Miller Industries, Inc.	167,427	0.0
15,920		Mine Safety Appliances Co.	429,203	0.1
8,900	@	Mistras Group, Inc.	156,284	0.0
23,730	@,L	Mobile Mini, Inc.	390,121	0.1
31,854	@	Moog, Inc.	1,039,077	0.2
25,920		Mueller Industries, Inc.	1,000,253	0.2
105,540		Mueller Water Products, Inc.	261,739	0.1
13,890	@	MYR Group, Inc./Delaware	245,020	0.0
3,750		Nacco Industries, Inc.	237,750	0.0
3,760	L	National Presto Industries, Inc.	326,782	0.1
32,770	@	Navigant Consulting, Inc.	303,778	0.1
6,410	@	Northwest Pipe Co.	130,059	0.0
31,315	@	Old Dominion Freight Line	907,196	0.2
27,880	@	On Assignment, Inc.	197,112	0.0
40,420	@	Orbital Sciences Corp.	517,376	0.1
16,510	@	Orion Marine Group, Inc.	95,263	0.0
33,800	@	Pacer International, Inc.	126,750	0.0
9,460	@	Pike Electric Corp.	64,044	0.0
8,670	@,L	PMFG, Inc.	136,726	0.0
3,600	@	Powell Industries, Inc.	111,492	0.0
13,300		Primoris Services Corp.	139,118	0.0
17,900		Quad/Graphics, Inc.	323,453	0.1
26,000	@	Quality Distribution, Inc.	233,220	0.0
20,350		Quanex Building Products Corp.	222,832	0.0
13,100	@	RailAmerica, Inc.	170,693	0.0
8,840		Raven Industries, Inc.	426,088	0.1
13,000	@	RBC Bearings, Inc.	441,870	0.1
29,940		Resources Connection, Inc.	292,813	0.1
9,100	@	Roadrunner Transportation Systems, Inc.	124,852	0.0
31,675		Robbins & Myers, Inc.	1,099,439	0.2
55,140		Rollins, Inc.	1,031,669	0.2
6,200	@	RPX Corp.	128,402	0.0
34,220	@	RSC Holdings, Inc.	243,989	0.0
20,400	@	Rush Enterprises, Inc. - Class A	288,864	0.1
7,860	@	Saia, Inc.	82,687	0.0
80,730	@,L	SatCon Technology Corp.	76,693	0.0
8,400	@	Sauer-Danfoss, Inc.	242,760	0.0
8,640		Schawk, Inc.	85,277	0.0
11,260	@	School Specialty, Inc.	80,284	0.0
117		Seaboard Corp.	210,833	0.0
24,810		Simpson Manufacturing Co., Inc.	618,513	0.1
38,910		Skywest, Inc.	447,854	0.1
11,040	@	Standard Parking Corp.	172,666	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
8,050		Standex International Corp.	$250,596	0.0
37,700		Steelcase, Inc.	237,887	0.0
8,500	@	Sterling Construction Co., Inc.	94,945	0.0
10,335		Sun Hydraulics Corp.	210,627	0.0
31,800	@	Swift Transporation Co.	204,792	0.0
51,300	@,L	Swisher Hygiene, Inc.	207,765	0.0
22,420	@	SYKES Enterprises, Inc.	335,179	0.1
11,380		TAL International Group, Inc.	283,817	0.1
61,020	@	Taser International, Inc.	262,996	0.1
12,100	@	Team, Inc.	253,858	0.0
9,860	@	Tecumseh Products Co.	71,879	0.0
24,960	@	Teledyne Technologies, Inc.	1,219,546	0.2
11,980		Tennant Co.	423,733	0.1
44,350	@	Tetra Tech, Inc.	831,119	0.1
5,180		Textainer Group Holdings Ltd.	105,050	0.0
29,635		Titan International, Inc.	444,525	0.1
14,540	@	Titan Machinery, Inc.	260,266	0.1
24,200	@	TMS International Corp.	176,176	0.0
18,710		Tredegar Corp.	277,469	0.1
9,150	@,L	Trex Co., Inc.	146,675	0.0
14,000	@	Trimas Corp.	207,900	0.0
20,234		Triumph Group, Inc.	986,205	0.2
27,520	@	TrueBlue, Inc.	311,802	0.1
17,980		Tutor Perini Corp.	206,590	0.0
11,900		Twin Disc, Inc.	317,373	0.1
23,050	@,L	Ultrapetrol Bahamas Ltd.	52,324	0.0
9,290		Unifirst Corp.	420,744	0.1
50,440	@	United Rentals, Inc.	849,410	0.1
36,400		United Stationers, Inc.	991,900	0.2
10,940		Universal Forest Products, Inc.	263,107	0.1
112,840	@,L	US Airways Group, Inc.	620,620	0.1
10,910		US Ecology, Inc.	168,778	0.0
28,700	@,L	USG Corp.	193,151	0.0
17,360		Viad Corp.	294,773	0.1
9,890		Vicor Corp.	86,538	0.0
5,200		VSE Corp.	134,576	0.0
43,200	@	Wabash National Corp.	206,064	0.0
20,660		Watsco, Inc.	1,055,726	0.2
18,770		Watts Water Technologies, Inc.	500,221	0.1
23,410		Werner Enterprises, Inc.	487,630	0.1
44,080		Woodward Governor Co.	1,207,792	0.2
9,400	@,L	Xerium Technologies, Inc.	98,418	0.0
5,000	@,L	Zipcar, Inc.	90,000	0.0
			93,416,623	15.1
		Information Technology: 16.9%
22,600	@	ACI Worldwide, Inc.	622,404	0.1
40,230	@	Actuate Corp.	222,070	0.0
44,800	@	Acxiom Corp.	476,672	0.1
46,040		Adtran, Inc.	1,218,218	0.2
21,150	@	Advanced Energy Industries, Inc.	182,313	0.0
21,840	@	Advent Software, Inc.	455,364	0.1
17,157	@	Agilysys, Inc.	122,329	0.0
6,900	@	Alpha & Omega Semiconductor Ltd.	56,649	0.0
20,570		American Software, Inc.	149,133	0.0
63,500	@	Amkor Technology, Inc.	276,860	0.1
5,300	@	Amtech Systems, Inc.	42,400	0.0
37,430	@	Anadigics, Inc.	80,849	0.0
12,640	@	Anaren, Inc.	242,056	0.0
16,100	@	Ancestry.com, Inc.	378,350	0.1
19,350		Anixter International, Inc.	917,964	0.2
44,330	@	Applied Micro Circuits Corp.	238,052	0.0
99,100	@	Arris Group, Inc.	1,020,730	0.2
54,930	@,L	Aruba Networks, Inc.	1,148,586	0.2
52,700	@	Aspen Technology, Inc.	804,729	0.1
21,320	@	ATMI, Inc.	337,282	0.1
35,240	@	Aviat Networks, Inc.	82,814	0.0
16,750	@	Avid Technology, Inc.	129,645	0.0
59,400	@	Axcelis Technologies, Inc.	71,280	0.0
27,500	@	AXT, Inc.	138,600	0.0
7,860		Bel Fuse, Inc.	122,537	0.0
35,200	@	Benchmark Electronics, Inc.	457,952	0.1
10,080		Black Box Corp.	215,208	0.0
28,960		Blackbaud, Inc.	644,939	0.1
25,390	@,L	Blackboard, Inc.	1,133,917	0.2
25,460	@	Blue Coat Systems, Inc.	353,385	0.1
14,660	@	Bottomline Technologies, Inc.	295,252	0.1
55,590	@	Brightpoint, Inc.	511,984	0.1
15,100	@,L	BroadSoft, Inc.	458,285	0.1
38,480		Brooks Automation, Inc.	313,612	0.1
16,060	@	Cabot Microelectronics Corp.	552,303	0.1
20,440	@	CACI International, Inc.	1,020,774	0.2
19,800	@	Calix, Inc.	154,440	0.0
27,650	@	Cardtronics, Inc.	633,738	0.1
5,950		Cass Information Systems, Inc.	184,747	0.0
34,770	@	Cavium, Inc.	939,138	0.2
16,930	@	Ceva, Inc.	411,568	0.1
25,690	@	Checkpoint Systems, Inc.	348,870	0.1
44,110	@	Ciber, Inc.	133,653	0.0
36,570	@,L	Cirrus Logic, Inc.	539,042	0.1
24,240		Cognex Corp.	657,146	0.1
15,720	@	Coherent, Inc.	675,331	0.1
15,820		Cohu, Inc.	156,302	0.0
30,140	@	Commvault Systems, Inc.	1,116,988	0.2
15,800	@	comScore, Inc.	266,546	0.1
17,100		Comtech Telecommunications	480,339	0.1
25,400	@	Concur Technologies, Inc.	945,388	0.2

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
17,240	@	Constant Contact, Inc.	$298,080	0.1
48,200	@	Convergys Corp.	452,116	0.1
26,900	@	Convio, Inc.	226,229	0.0
8,300	@	Cornerstone OnDemand, Inc.	104,082	0.0
17,000	@	Cray, Inc.	90,270	0.0
17,220	@	CSG Systems International	217,661	0.0
22,100		CTS Corp.	179,673	0.0
16,840	@	Cymer, Inc.	626,111	0.1
22,410		Daktronics, Inc.	192,278	0.0
13,900		DDi Corp.	100,636	0.0
27,040	@	DealerTrack Holdings, Inc.	423,717	0.1
23,570	@	DemandTec, Inc.	154,148	0.0
14,050	@	DG FastChannel, Inc.	238,147	0.0
23,600	@,L	Dialogic, Inc.	43,660	0.0
12,700	@	Dice Holdings, Inc.	99,314	0.0
26,280	@	Digital River, Inc.	544,784	0.1
23,410	@	Diodes, Inc.	419,507	0.1
53,000	@	Dot Hill Systems Corp.	80,030	0.0
23,150	@	DSP Group, Inc.	136,585	0.0
10,080		DTS, Inc.	250,286	0.0
62,300		Earthlink, Inc.	406,819	0.1
17,250	@,L	Ebix, Inc.	253,575	0.0
10,240	@	Echelon Corp.	71,782	0.0
11,780		Electro Rent Corp.	162,682	0.0
23,840	@	Electro Scientific Industries, Inc.	283,458	0.1
26,820	@	Electronics for Imaging	361,265	0.1
26,800	@	Ellie Mae, Inc.	149,008	0.0
19,900	@	eMagin Corp.	52,337	0.0
43,100	@	Emcore Corp.	42,669	0.0
54,790	@	Emulex Corp.	350,656	0.1
89,600	@	Entegris, Inc.	571,648	0.1
43,210	@,L	Entropic Communications, Inc.	178,457	0.0
23,250		EPIQ Systems, Inc.	291,322	0.1
6,250	@	ePlus, Inc.	154,187	0.0
34,370	@	Euronet Worldwide, Inc.	540,984	0.1
19,590	@	Exar Corp.	111,859	0.0
12,520	@	ExlService Holdings, Inc.	275,440	0.1
63,530	@	Extreme Networks	168,354	0.0
12,000		Fabrinet	224,400	0.0
28,130		Fair Isaac Corp.	614,078	0.1
13,730	@	Faro Technologies, Inc.	433,182	0.1
22,650	@	FEI Co.	678,594	0.1
59,000	@	Finisar Corp.	1,034,860	0.2
31,400	@	Formfactor, Inc.	195,622	0.0
9,870		Forrester Research, Inc.	320,874	0.1
4,800		GeekNet Inc.	97,056	0.0
26,880	@	Global Cash Access, Inc.	68,813	0.0
20,350	@	Globecomm Systems, Inc.	274,928	0.1
38,000	@,L	Glu Mobile, Inc.	80,180	0.0
19,500	@	GSI Group, Inc.	149,760	0.0
23,400	@	GSI Technology, Inc.	115,128	0.0
76,720	@,L	GT Advanced Technologies, Inc.	538,574	0.1
64,990	@	Harmonic, Inc.	276,857	0.1
21,660		Heartland Payment Systems, Inc.	427,135	0.1
17,309	@	Hittite Microwave Corp.	842,948	0.1
51,700	@,L	Identive Group, Inc.	102,883	0.0
17,630		iGate Corp.	203,450	0.0
20,950	@	Imation Corp.	153,144	0.0
23,010	@	Immersion Corp.	137,600	0.0
59,530	@,L	Infinera Corp.	459,572	0.1
20,960	@	Infospace, Inc.	175,226	0.0
4,700	@	Inphi Corp.	41,219	0.0
30,310	@	Insight Enterprises, Inc.	458,893	0.1
99,600	@	Integrated Device Technology, Inc.	512,940	0.1
19,000	@	Integrated Silicon Solution, Inc.	148,390	0.0
9,400	@	Interactive Intelligence Group	255,210	0.0
29,240		InterDigital, Inc.	1,361,999	0.2
19,800	@	Intermec, Inc.	129,096	0.0
45,570	@	Internap Network Services Corp.	224,204	0.0
15,340	@	Intevac, Inc.	107,227	0.0
18,100	@	IntraLinks Holdings, Inc.	135,931	0.0
24,410	@	Ixia	187,225	0.0
15,870	@	IXYS Corp.	172,666	0.0
30,170		j2 Global Communications, Inc.	811,573	0.1
60,930		Jack Henry & Associates, Inc.	1,765,751	0.3
27,334	@	JDA Software Group, Inc.	640,709	0.1
13,500	@	Kenexa Corp.	211,140	0.0
15,860		Keynote Systems, Inc.	335,122	0.1
23,700	@	KIT Digital, Inc.	199,080	0.0
45,510	@	Kopin Corp.	156,099	0.0
36,430	@	Kulicke & Soffa Industries, Inc.	271,768	0.1
87,230	@	Lattice Semiconductor Corp.	457,958	0.1
18,600	@	LeCroy Corp.	146,940	0.0
59,280	@	Lionbridge Technologies	145,829	0.0
10,140	@	Liquidity Services, Inc.	325,190	0.1
11,380		Littelfuse, Inc.	457,590	0.1
31,810	@	LivePerson, Inc.	316,510	0.1
10,400	@	LogMeIn, Inc.	345,384	0.1
19,340	@	LoopNet, Inc.	331,294	0.1
6,340	@	Loral Space & Communications, Inc.	317,634	0.1
39,700	@	LTX-Credence Corp.	210,013	0.0
41,200	@	Magma Design Automation, Inc.	187,460	0.0
15,140	@	Manhattan Associates, Inc.	500,831	0.1
14,810	L	Mantech International Corp.	464,738	0.1
23,760		MAXIMUS, Inc.	829,224	0.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
14,370	@	Maxwell Technologies, Inc.	$264,552	0.0
10,740	@	Measurement Specialties, Inc.	278,810	0.1
67,670	@	Mentor Graphics Corp.	650,985	0.1
17,710	@	Mercury Computer Systems, Inc.	203,665	0.0
9,500	@,L	Meru Networks, Inc.	77,425	0.0
21,760		Methode Electronics, Inc.	161,677	0.0
35,340	L	Micrel, Inc.	334,670	0.1
58,050	@	Microsemi Corp.	927,639	0.2
6,570	@	MicroStrategy, Inc.	749,440	0.1
117,190	@,L	Microvision, Inc.	79,701	0.0
17,600	@,L	Mindspeed Technologies, Inc.	91,520	0.0
35,980	@,L	MIPS Technologies, Inc.	174,143	0.0
36,040		MKS Instruments, Inc.	782,428	0.1
45,140		Moduslink Global Solutions, Inc.	157,539	0.0
84,930	@	MoneyGram International, Inc.	197,887	0.0
21,310	@	Monolithic Power Systems, Inc.	216,936	0.0
20,470	@	Monotype Imaging Holdings, Inc.	248,301	0.0
23,400	@,L	Motricity, Inc.	39,546	0.0
92,050	@	Move, Inc.	133,472	0.0
11,100		MTS Systems Corp.	340,104	0.1
4,650	@	Multi-Fineline Electronix, Inc.	92,721	0.0
8,700	@	Nanometrics, Inc.	126,150	0.0
4,420	@	NCI, Inc.	52,731	0.0
23,220	@	Netgear, Inc.	601,166	0.1
46,880	@	Netlogic Microsystems, Inc.	2,255,397	0.4
19,240	@	Netscout Systems, Inc.	219,721	0.0
15,200	@	NetSuite, Inc.	410,552	0.1
25,170	@	Newport Corp.	272,088	0.1
38,160		NIC, Inc.	436,932	0.1
28,480	@	Novatel Wireless, Inc.	86,010	0.0
11,400	@,L	Numerex Corp.	63,384	0.0
4,200	@	NVE Corp.	254,772	0.0
34,300	@	Oclaro, Inc.	124,852	0.0
39,900	@,L	OCZ Technology Group, Inc.	193,515	0.0
37,190	@	Omnivision Technologies, Inc.	522,148	0.1
12,150	@,L	OpenTable, Inc.	559,022	0.1
14,530	@	Oplink Communications, Inc.	219,984	0.0
9,600		Opnet Technologies, Inc.	335,136	0.1
81,900	@	OpNext, Inc.	102,375	0.0
10,160	@	OSI Systems, Inc.	340,563	0.1
68,971	@	Parametric Technology Corp.	1,060,774	0.2
11,510		Park Electrochemical Corp.	245,969	0.0
12,800		Pegasystems, Inc.	391,808	0.1
18,680	@	Perficient, Inc.	136,738	0.0
24,590	@	Pericom Semiconductor Corp.	182,212	0.0
28,950	@	Photronics, Inc.	144,171	0.0
39,160		Plantronics, Inc.	1,114,102	0.2
33,070	@	Plexus Corp.	748,043	0.1
14,810		Power Integrations, Inc.	453,334	0.1
39,620	@,L	Power-One, Inc.	178,290	0.0
81,280	@	Powerwave Technologies, Inc.	139,802	0.0
14,500	@	Procera Networks, Inc.	139,200	0.0
50,895	@	Progress Software Corp.	893,207	0.2
9,820	@	PROS Holdings, Inc.	126,580	0.0
35,980		Pulse Electronics Corp.	102,903	0.0
21,300	@	QAD, Inc.	227,697	0.0
45,000	@	QLIK Technologies, Inc.	974,700	0.2
146,730	@	Quantum Corp.	265,581	0.0
37,020	@	Quest Software, Inc.	587,878	0.1
9,600	@	QuinStreet, Inc.	99,360	0.0
15,860	@	Radisys Corp.	97,063	0.0
59,900	@	Rambus, Inc.	838,600	0.1
23,800	@,L	RealD, Inc.	222,530	0.0
7,225		RealNetworks, Inc.	60,907	0.0
15,900	@	RealPage, Inc.	325,155	0.1
7,160		Renaissance Learning, Inc.	120,145	0.0
206,720	@	RF Micro Devices, Inc.	1,310,605	0.2
19,100		Richardson Electronics Ltd./United States	259,951	0.0
15,580	@	RightNow Technologies, Inc.	514,919	0.1
6,000		Rimage Corp.	75,900	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	329,664	0.1
11,090	@	Rogers Corp.	433,952	0.1
8,530	@,L	Rubicon Technology, Inc.	93,233	0.0
17,030	@	Rudolph Technologies, Inc.	113,931	0.0
34,920	@	S1 Corp.	320,216	0.1
61,200	@	Sanmina-SCI Corp.	408,816	0.1
61,300		Sapient Corp.	621,582	0.1
15,730	@	Scansource, Inc.	464,979	0.1
7,500	@	SciQuest, Inc.	112,050	0.0
21,000	@	Seachange Intl., Inc.	161,700	0.0
41,840	@	Semtech Corp.	882,824	0.1
5,500	@	ServiceSource International, Inc.	72,655	0.0
30,360	@	ShoreTel, Inc.	151,193	0.0
18,600	@	Sigma Designs, Inc.	145,824	0.0
27,670	@	Silicon Graphics International Corp.	329,826	0.1
42,350	@	Silicon Image, Inc.	248,595	0.0
26,310	@	SolarWinds, Inc.	579,346	0.1
118,820	@	Sonus Networks, Inc.	257,839	0.0
18,470	@,L	Sourcefire, Inc.	494,257	0.1
18,700	@	Spansion, Inc.	228,514	0.0
9,300	@	SS&C Technologies Holdings, Inc.	132,897	0.0
15,180		Stamps.com, Inc.	310,279	0.1

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
12,630	@	Standard Microsystems Corp.	$245,022	0.0
27,110	@	STEC, Inc.	274,895	0.1
12,920	@	Stratasys, Inc.	239,537	0.0
46,660	@	SuccessFactors, Inc.	1,072,713	0.2
13,620	@	Super Micro Computer, Inc.	170,659	0.0
9,520	@	Supertex, Inc.	164,696	0.0
44,450	@	support.com, Inc.	88,011	0.0
13,896		Sycamore Networks, Inc.	250,823	0.0
22,500	@	Symmetricom, Inc.	97,650	0.0
22,470	@,L	Synaptics, Inc.	537,033	0.1
11,570	@	Synchronoss Technologies, Inc.	288,209	0.1
11,450	@	SYNNEX Corp.	299,990	0.1
8,750		Syntel, Inc.	377,913	0.1
42,220	@	Take-Two Interactive Software, Inc.	537,038	0.1
24,380	@	Taleo Corp.	627,054	0.1
44,320	@	Tekelec	267,693	0.1
37,730	@	TeleCommunication Systems, Inc.	130,168	0.0
10,900	@	TeleNav, Inc.	96,683	0.0
19,640	@	TeleTech Holdings, Inc.	299,314	0.1
29,960	@	Tessera Technologies, Inc.	357,722	0.1
43,870	@	THQ, Inc.	75,895	0.0
69,120	@	Tivo, Inc.	645,581	0.1
17,670	@	TNS, Inc.	332,196	0.1
96,480	@	Triquint Semiconductor, Inc.	484,330	0.1
46,680	@	TTM Technologies, Inc.	443,927	0.1
20,940	@	Tyler Technologies, Inc.	529,363	0.1
18,570	@	Ultimate Software Group, Inc.	867,590	0.1
17,710	@	Ultratech, Inc.	303,726	0.1
26,814	@	Unisys Corp.	420,712	0.1
58,133		United Online, Inc.	304,036	0.1
25,470	@	Universal Display Corp.	1,221,032	0.2
59,250	@	Valueclick, Inc.	921,930	0.2
18,030	@	Vasco Data Security Intl.	92,133	0.0
29,410	@,L	Veeco Instruments, Inc.	717,604	0.1
13,900	@	Verint Systems, Inc.	365,431	0.1
26,110	@	Viasat, Inc.	869,724	0.1
26,200	@,L	VirnetX Holding Corp.	392,738	0.1
18,400	@	Virtusa Corp.	242,880	0.0
12,900	@	Vishay Precision Group, Inc.	170,022	0.0
10,610	@	Vocus, Inc.	177,824	0.0
14,820	@	Volterra Semiconductor Corp.	284,989	0.1
68,300	@,L	Wave Systems Corp.	159,822	0.0
24,100	@	Web.com Group, Inc.	168,218	0.0
27,370	@	Websense, Inc.	473,501	0.1
49,000	@	Westell Technologies, Inc.	105,840	0.0
28,720	@	Wright Express Corp.	1,092,509	0.2
20,550	@	XO Group, Inc.	167,893	0.0
19,700		Xyratex Ltd.	182,619	0.0
91,700	@	Zix Corp.	244,839	0.0
13,500	@	Zygo Corp.	156,060	0.0
			104,559,992	16.9
		Materials: 4.4%
20,514		A Schulman, Inc.	348,533	0.1
5,740	@	AEP Industries, Inc.	127,428	0.0
8,220	@	AM Castle & Co.	89,927	0.0
17,260		Amcol International Corp.	414,067	0.1
14,900		American Vanguard Corp.	166,284	0.0
18,570		Arch Chemicals, Inc.	871,304	0.1
12,210		Balchem Corp.	455,555	0.1
52,970		Boise, Inc.	273,855	0.0
25,380		Buckeye Technologies, Inc.	611,912	0.1
33,180	@	Calgon Carbon Corp.	483,433	0.1
47,080	@	Century Aluminum Co.	420,895	0.1
46,400	@	Chemtura Corp.	465,392	0.1
16,716	@	Clearwater Paper Corp.	568,010	0.1
62,580	@	Coeur d’Alene Mines Corp.	1,341,715	0.2
6,380		Deltic Timber Corp.	380,758	0.1
19,300		Eagle Materials, Inc.	321,345	0.1
55,080	@	Ferro Corp.	338,742	0.1
34,200	@	Flotek Industries, Inc.	159,714	0.0
47,790	@	General Moly, Inc.	138,591	0.0
20,200	@	Georgia Gulf Corp.	279,366	0.0
37,200		Globe Specialty Metals, Inc.	540,144	0.1
16,000		Gold Resource Corp.	266,400	0.0
8,200	@,L	Golden Minerals Co.	61,008	0.0
200,100	@	Golden Star Resources Ltd.	372,186	0.1
74,580	@	Graphic Packaging Holding Co.	257,301	0.0
6,410		Hawkins, Inc.	204,094	0.0
8,240		Haynes International, Inc.	358,028	0.1
29,890		HB Fuller Co.	544,596	0.1
37,470	@	Headwaters, Inc.	53,957	0.0
175,600	@	Hecla Mining Co.	941,216	0.2
32,120	@	Horsehead Holding Corp.	238,330	0.0
12,450		Innophos Holdings, Inc.	496,382	0.1
11,300	@	Innospec, Inc.	273,573	0.0
62,000	@,L	Jaguar Mining, Inc.	291,400	0.1
9,180		Kaiser Aluminum Corp.	406,490	0.1
22,600	@	KapStone Paper and Packaging Corp.	313,914	0.1
6,200		KMG Chemicals, Inc.	76,384	0.0
12,030		Koppers Holdings, Inc.	308,088	0.1
15,500	@	Kraton Performance Polymers, Inc.	250,790	0.0
27,370	@	Landec Corp.	145,608	0.0
77,230	@	Louisiana-Pacific Corp.	393,873	0.1
11,370	@	LSB Industries, Inc.	325,978	0.1
14,370	@	Materion Corp.	325,912	0.1
9,000	@	Metals USA Holdings Corp.	80,550	0.0

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
81,600	@,L	Midway Gold Corp.	$164,016	0.0
13,230		Minerals Technologies, Inc.	651,842	0.1
19,190		Myers Industries, Inc.	194,779	0.0
10,040		Neenah Paper, Inc.	142,367	0.0
6,530		NewMarket Corp.	991,711	0.2
13,700	@	Noranda Aluminum Holding Corp.	114,395	0.0
61,440		Olin Corp.	1,106,534	0.2
6,330		Olympic Steel, Inc.	107,230	0.0
19,800	@	OM Group, Inc.	514,206	0.1
25,920	@	Omnova Solutions, Inc.	92,794	0.0
48,500	@	Paramount Gold and Silver Corp.	114,460	0.0
21,710		PH Glatfelter Co.	286,789	0.0
61,050		PolyOne Corp.	653,846	0.1
4,150		Quaker Chemical Corp.	107,568	0.0
16,800	@,L	Revett Minerals, Inc.	64,848	0.0
19,780	@	RTI International Metals, Inc.	461,270	0.1
11,560		Schweitzer-Mauduit International, Inc.	645,857	0.1
33,983		Sensient Technologies Corp.	1,106,147	0.2
21,450	@	Spartech Corp.	68,640	0.0
4,590		Stepan Co.	308,356	0.1
52,490	@	Stillwater Mining Co.	446,165	0.1
16,900	@,L	STR Holdings, Inc.	137,059	0.0
14,230	L	Texas Industries, Inc.	451,660	0.1
106,400		Thompson Creek Metals Co., Inc.	645,848	0.1
9,700	@	TPC Group, Inc.	194,776	0.0
5,000	@	Universal Stainless & Alloy	127,100	0.0
50,470	@,L	US Gold Corp.	202,385	0.0
53,600	@,L	Vista Gold Corp.	179,024	0.0
26,610		Wausau Paper Corp.	170,038	0.0
37,000		Worthington Industries	516,890	0.1
13,700	@,L	Zagg, Inc.	135,904	0.0
14,460		Zep, Inc.	217,189	0.0
16,670	@	Zoltek Cos., Inc.	107,188	0.0
			27,211,909	4.4
		Telecommunication Services: 1.0%
47,700	@,L	8x8, Inc.	194,139	0.0
17,630		AboveNet, Inc.	944,968	0.2
41,890	L	Alaska Communications Systems Group, Inc.	274,798	0.1
5,350		Atlantic Tele-Network, Inc.	175,908	0.0
11,440	@	Cbeyond, Inc.	80,766	0.0
145,040	@	Cincinnati Bell, Inc.	448,174	0.1
30,600	@	Cogent Communications Group, Inc.	411,570	0.1
15,710		Consolidated Communications Holdings, Inc.	283,566	0.1
18,400	@,L	Fairpoint Communications, Inc.	79,120	0.0
27,120	@	General Communication, Inc.	222,384	0.0
17,740	@	Global Crossing Ltd.	424,163	0.1
91,100	@,L	Globalstar, Inc.	37,260	0.0
35,900	@,L	Iridium Communications, Inc.	222,580	0.0
27,300	@	Leap Wireless International, Inc.	188,370	0.0
21,640	@	Neutral Tandem, Inc.	209,475	0.0
19,420		NTELOS Holdings Corp.	344,317	0.1
88,590	@	PAETEC Holding Corp.	468,641	0.1
66,800	@	Pendrell Corp.	150,300	0.0
35,370	@	Premier Global Services, Inc.	227,076	0.1
12,800		Shenandoah Telecom Co.	142,592	0.0
31,400	@,L	Towerstream Corp.	80,384	0.0
13,130		USA Mobility, Inc.	173,316	0.0
75,400	@	Vonage Holdings Corp.	196,040	0.0
			5,979,907	1.0
		Utilities: 4.2%
20,480		Allete, Inc.	750,182	0.1
11,350		American States Water Co.	385,105	0.1
28,000	L	Atlantic Power Corp.	397,320	0.1
37,680		Avista Corp.	898,668	0.1
30,650	L	Black Hills Corp.	939,116	0.2
9,700	@,L	Cadiz, Inc.	76,727	0.0
25,280		California Water Service Group	447,709	0.1
10,360		Central Vermont Public Service Corp.	364,776	0.1
9,490		CH Energy Group, Inc.	495,093	0.1
3,880		Chesapeake Utilities Corp.	155,627	0.0
48,190		Cleco Corp.	1,645,207	0.3
3,700		Connecticut Water Service, Inc.	92,574	0.0
9,840		Consolidated Water Co., Ltd.	77,539	0.0
61,200	@,L	Dynegy, Inc.	252,144	0.0
31,640		El Paso Electric Co.	1,015,328	0.2
26,590	L	Empire District Electric Co.	515,314	0.1
36,800		Idacorp, Inc.	1,390,304	0.2
16,400		Laclede Group, Inc.	635,500	0.1
14,460		MGE Energy, Inc.	588,088	0.1
7,160		Middlesex Water Co.	122,221	0.0
32,070		New Jersey Resources Corp.	1,365,220	0.2
26,265		Nicor, Inc.	1,444,838	0.2
20,700		Northwest Natural Gas Co.	912,870	0.1
26,950		NorthWestern Corp.	860,783	0.1
1,200		Ormat Technologies, Inc.	19,296	0.0
20,700		Otter Tail Corp.	378,810	0.1
55,450		Piedmont Natural Gas Co.	1,601,950	0.3

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
59,070		PNM Resources, Inc.	$970,520	0.2
57,530		Portland General Electric Co.	1,362,886	0.2
9,130		SJW Corp.	198,760	0.0
23,290		South Jersey Industries, Inc.	1,158,678	0.2
36,070		Southwest Gas Corp.	1,304,652	0.2
30,770		UIL Holdings Corp.	1,013,256	0.2
21,930		Unisource Energy Corp.	791,454	0.1
6,300		Unitil Corp.	161,784	0.0
38,320		WGL Holdings, Inc.	1,497,162	0.2
6,100		York Water Co.	98,698	0.0
			26,386,159	4.2
		Total Common Stock
		(Cost $602,687,786)	614,648,798	99.2
WARRANTS: 0.0%
		: 0.0%
7,460		Magnum Hunter Resources Corp.	5,189	0.0

		Total Warrants
		(Cost $—)	5,189	0.0

		Total Long-Term Investments
		(Cost $602,687,786)	614,653,987	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.5%
		Securities Lending Collateral(cc)(1): 6.7%
$502,326	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$401,860	0.1
41,182,536		BNY Mellon Overnight Government Fund	41,182,536	6.6
			41,584,396	6.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.8%
23,682,800		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $23,682,800)	$23,682,800	3.8

		Total Short-Term Investments
		(Cost $65,367,661)	65,267,196	10.5

		Total Investments in Securities (Cost $668,055,447)*	$679,921,183	109.7
		Liabilities in Excess of Other Assets	(60,242,652)	(9.7)
		Net Assets	$619,678,531	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $669,754,937.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$104,015,871
		Gross Unrealized Depreciation	(93,849,625)
		Net Unrealized appreciation	$10,166,246

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$79,499,578	$—	$—	$79,499,578
Consumer Staples	24,123,430	—	—	24,123,430
Energy	37,917,725	—	—	37,917,725
Financials	134,409,461	7,750	—	134,417,211
Health Care	81,123,284	12,980	—	81,136,264
Industrials	93,416,623	—	—	93,416,623
Information Technology	104,559,992	—	—	104,559,992
Materials	27,211,909	—	—	27,211,909
Telecommunication Services	5,979,907	—	—	5,979,907
Utilities	26,386,159	—	—	26,386,159
Total Common Stock	614,628,068	20,730	—	614,648,798
Warrants	—	5,189	—	5,189
Short-Term Investments	64,865,336	—	401,860	65,267,196
Total Investments, at value	$679,493,404	$25,919	$401,860	$679,921,183
Liabilities Table
Other Financial Instruments+
Futures	$(2,052,501)	$—	$—	$(2,052,501)
Total Liabilities	$(2,052,501)	$—	$—	$(2,052,501)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$401,860	$—	$—	$—	$—	$—	$—	$—	$401,860
Total Investments, at value	$401,860	$—	$—	$—	$—	$—	$—	$—	$401,860

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Small Cap Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	422	12/16/11	$27,071,300	$(2,052,501)
			$27,071,300	$(2,052,501)

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 13.7%
124,719		Arbitron, Inc.	$4,125,705	0.8
179,200	@	Ascena Retail Group, Inc.	4,850,944	0.9
74,300	@	Bally Technologies, Inc.	2,004,614	0.4
222,700	L	Callaway Golf Co.	1,151,359	0.2
64,200	@	Childrens Place Retail Stores, Inc.	2,987,226	0.6
248,264	@	Collective Brands, Inc.	3,217,501	0.6
316,600		Cooper Tire & Rubber Co.	3,447,774	0.7
159,400		Finish Line	3,186,406	0.6
71,862		Gildan Activewear, Inc.	1,856,914	0.4
38,800	@	Hibbett Sporting Goods, Inc.	1,314,932	0.3
155,100	@	Jack in the Box, Inc.	3,089,592	0.6
296,949	@	La-Z-Boy, Inc.	2,200,392	0.4
139,457	@	Life Time Fitness, Inc.	5,138,991	1.0
547,005	@	OfficeMax, Inc.	2,652,974	0.5
388,918		Orient-Express Hotels Ltd.	2,687,423	0.5
119,500	@	Papa John’s International, Inc.	3,632,800	0.7
122,146		Pool Corp.	3,197,782	0.6
273,300		Regis Corp.	3,850,797	0.7
411,723	@	Ruby Tuesday, Inc.	2,947,937	0.6
112,500	@	Sally Beauty Holdings, Inc.	1,867,500	0.4
457,159	@	Sonic Corp.	3,232,114	0.6
164,900	@	Wet Seal, Inc.	738,752	0.1
141,900		Wolverine World Wide, Inc.	4,718,175	0.9
111,801		Wyndham Worldwide Corp.	3,187,447	0.6
			71,286,051	13.7
		Consumer Staples: 1.5%
87,400		Casey’s General Stores, Inc.	3,815,010	0.7
98,650		Flowers Foods, Inc.	1,919,729	0.4
138,401		Spartan Stores, Inc.	2,142,447	0.4
			7,877,186	1.5
		Energy: 5.6%
138,200	@	Bill Barrett Corp.	5,008,368	1.0
210,715	@	Carrizo Oil & Gas, Inc.	4,540,908	0.9
90,400	@	Dril-Quip, Inc.	4,873,464	0.9
55,142	@	Energy Partners Ltd.	610,422	0.1
103,320		HollyFrontier Corp.	2,709,051	0.5
449,600	@	McMoRan Exploration Co.	4,464,528	0.9
195,100	L	Nordic American Tanker Shipping	2,750,910	0.5
109,700	@	Unit Corp.	4,050,124	0.8
			29,007,775	5.6
		Financials: 19.9%
46,200	@	Affiliated Managers Group, Inc.	3,605,910	0.7
97,900		American Campus Communities, Inc.	3,642,859	0.7
165,729		Capitol Federal Financial, Inc.	1,750,098	0.3
84,620		Cash America International, Inc.	4,329,159	0.8
191,963		Columbia Banking System, Inc.	2,748,910	0.5
420,082		CubeSmart	3,583,299	0.7
189,647		Delphi Financial Group	4,081,203	0.8
112,369	@	Encore Capital Group, Inc.	2,455,263	0.5
85,500		Entertainment Properties Trust	3,332,790	0.6
69,200		FirstMerit Corp.	786,112	0.2
237,112		Flushing Financial Corp.	2,560,810	0.5
159,200		Hatteras Financial Corp.	4,005,472	0.8
100,959		IBERIABANK Corp.	4,751,130	0.9
68,400		Jones Lang LaSalle, Inc.	3,543,804	0.7
233,700	@	Knight Capital Group, Inc.	2,841,792	0.6
282,858		LaSalle Hotel Properties	5,430,874	1.0
590,730		MFA Mortgage Investments, Inc.	4,146,925	0.8
161,772		National Retail Properties, Inc.	4,346,814	0.8
341,463	@	Netspend Holdings, Inc.	1,755,120	0.3
88,016		Platinum Underwriters Holdings Ltd.	2,706,492	0.5
189,800		Primerica, Inc.	4,092,088	0.8
55,818		ProAssurance Corp.	4,020,012	0.8
133,318		Prosperity Bancshares, Inc.	4,356,832	0.8
242,829		Provident Financial Services, Inc.	2,610,412	0.5
73,900	@	Signature Bank	3,527,247	0.7
272,900		Starwood Property Trust, Inc.	4,682,964	0.9
93,148	@	Stifel Financial Corp.	2,474,011	0.5
689,400		Susquehanna Bancshares, Inc.	3,771,018	0.7
114,600	@	SVB Financial Group	4,240,200	0.8
140,555		Wintrust Financial Corp.	3,627,725	0.7
			103,807,345	19.9
		Health Care: 11.3%
66,191	@	Acorda Therapeutics, Inc.	1,321,172	0.3
120,300	@	Align Technology, Inc.	1,824,951	0.4
127,200	@	Amsurg Corp.	2,862,000	0.5
148,100	@	Centene Corp.	4,246,027	0.8
51,700	@	Cubist Pharmaceuticals, Inc.	1,826,044	0.4
79,300	@	Haemonetics Corp.	4,637,464	0.9
307,106	@	Healthsouth Corp.	4,585,093	0.9
162,000	@, L	Incyte Corp., Ltd.	2,263,140	0.4
154,040	@	Medicines Co.	2,292,115	0.4
63,500	@	Mednax, Inc.	3,977,640	0.8
156,705		Meridian Bioscience, Inc.	2,466,537	0.5
304,052	@	Nektar Therapeutics	1,474,652	0.3
108,100	@	Onyx Pharmaceuticals, Inc.	3,244,081	0.6

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
172,336		Owens & Minor, Inc.	$4,908,129	0.9
195,300	@, L	PSS World Medical, Inc.	3,845,457	0.7
60,800	@	Salix Pharmaceuticals Ltd.	1,799,680	0.3
168,907	@, L	Savient Pharmaceuticals, Inc.	692,519	0.1
114,080		Steris Corp.	3,339,122	0.6
120,700	@	Thoratec Corp.	3,939,648	0.8
104,700		Universal Health Services, Inc.	3,559,800	0.7
			59,105,271	11.3
		Industrials: 17.6%
236,885		Actuant Corp.	4,678,479	0.9
138,724		Acuity Brands, Inc.	4,999,613	1.0
71,060	@	Allegiant Travel Co.	3,349,058	0.6
127,144	@	Atlas Air Worldwide Holdings, Inc.	4,232,624	0.8
237,800		Barnes Group, Inc.	4,577,650	0.9
177,600		Brady Corp.	4,693,968	0.9
86,278	@	Clean Harbors, Inc.	4,426,061	0.9
356,100	@	Diana Shipping, Inc.	2,642,262	0.5
353,000		Heartland Express, Inc.	4,786,680	0.9
166,996	@	HUB Group, Inc.	4,720,977	0.9
51,842	@	Kirby Corp.	2,728,963	0.5
118,517	@, L	Mobile Mini, Inc.	1,948,419	0.4
287,300	@	Orbital Sciences Corp.	3,677,440	0.7
95,300		Regal-Beloit Corp.	4,324,714	0.8
192,566		Resources Connection, Inc.	1,883,295	0.4
103,200	@	Teledyne Technologies, Inc.	5,042,352	1.0
178,269	@	Tetra Tech, Inc.	3,340,761	0.6
97,800		Toro Co.	4,818,606	0.9
147,668	@	TrueBlue, Inc.	1,673,078	0.3
75,000		Universal Forest Products, Inc.	1,803,750	0.3
135,064		Waste Connections, Inc.	4,567,865	0.9
80,600		Watsco, Inc.	4,118,660	0.8
196,600		Watts Water Technologies, Inc.	5,239,390	1.0
126,200		Woodward Governor Co.	3,457,880	0.7
			91,732,545	17.6
		Information Technology: 17.6%
171,700		Adtran, Inc.	4,543,182	0.9
397,000	@	Advanced Energy Industries, Inc.	3,422,140	0.7
70,200		Anixter International, Inc.	3,330,288	0.6
100,509	@	Ansys, Inc.	4,928,961	0.9
97,300	@	Ariba, Inc.	2,696,183	0.5
283,527	@	Arris Group, Inc.	2,920,328	0.6
112,700	@, L	Aruba Networks, Inc.	2,356,557	0.5
33,000	@, L	Blackboard, Inc.	1,473,780	0.3
48,400	@	CACI International, Inc.	2,417,096	0.5
125,000	@	Concur Technologies, Inc.	4,652,500	0.9
92,826	@	Digital River, Inc.	1,924,283	0.4
107,619	@	FEI Co.	3,224,265	0.6
323,300	@, L	Formfactor, Inc.	2,014,159	0.4
184,000	@	Fortinet, Inc.	3,091,200	0.6
95,267	@	Informatica Corp.	3,901,184	0.7
296,100	@	Intermec, Inc.	1,930,572	0.4
88,789	@	Micros Systems, Inc.	3,898,725	0.7
201,000	@	Microsemi Corp.	3,211,980	0.6
175,322		MKS Instruments, Inc.	3,806,241	0.7
282,900	@	Parametric Technology Corp.	4,351,002	0.8
149,962	@	Plexus Corp.	3,392,141	0.6
197,374	@	Polycom, Inc.	3,625,760	0.7
90,800		Power Integrations, Inc.	2,779,388	0.5
225,900	@	Progress Software Corp.	3,964,545	0.8
259,300	@	QLogic Corp.	3,287,924	0.6
173,300	@	Quest Software, Inc.	2,752,004	0.5
156,100	@	Riverbed Technolgoy, Inc.	3,115,756	0.6
220,159	@, L	SuccessFactors, Inc.	5,061,455	1.0
			92,073,599	17.6
		Materials: 5.6%
155,700		Buckeye Technologies, Inc.	3,753,927	0.7
360,700		Commercial Metals Co.	3,430,257	0.7
274,000		HB Fuller Co.	4,992,280	1.0
89,648		Minerals Technologies, Inc.	4,416,957	0.8
118,800		RPM International, Inc.	2,221,560	0.4
566,200		Thompson Creek Metals Co., Inc.	3,436,834	0.7
302,690		Worthington Industries	4,228,579	0.8
186,191		Zep, Inc.	2,796,589	0.5
			29,276,983	5.6
		Telecommunication Services: 1.5%
283,017		Alaska Communications Systems Group, Inc.	1,856,592	0.4
133,854		NTELOS Holdings Corp.	2,373,231	0.4
107,500	@	SBA Communications Corp.	3,706,600	0.7
			7,936,423	1.5
		Utilities: 3.7%
175,200		Cleco Corp.	5,981,328	1.1
146,197		El Paso Electric Co.	4,691,462	0.9
108,200		Idacorp, Inc.	4,087,796	0.8
201,222		Portland General Electric Co.	4,766,949	0.9
			19,527,535	3.7
		Total Common Stock
		(Cost $551,541,577)	511,630,713	98.0
EXCHANGE-TRADED FUNDS: 1.7%
135,165		iShares Russell 2000 Index Fund	8,684,351	1.7
		Total Exchange-Traded Funds
		(Cost $10,097,399)	8,684,351	1.7
		Total Long-Term Investments
		(Cost $561,638,976)	520,315,064	99.7

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Securities Lending Collateral(cc)(1): 2.4%
$2,114,770	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$1,691,816	0.3
10,860,755		BNY Mellon Overnight Government Fund	10,860,755	2.1
			12,552,571	2.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
6,675,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,675,000)	$6,675,000	1.3
		Total Short-Term Investments
		(Cost $19,650,525)	19,227,571	3.7
		Total Investments in Securities (Cost $581,289,501)*	$539,542,635	103.4
		Liabilities in Excess of Other Assets	(17,650,924)	(3.4)
		Net Assets	$521,891,711	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $595,309,294.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$33,627,311
		Gross Unrealized Depreciation	(89,393,970)
		Net Unrealized depreciation	$(55,766,659)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$511,630,713	$—	$—	$511,630,713
Exchange-Traded Funds	8,684,351	—	—	8,684,351
Short-Term Investments	17,535,755	—	1,691,816	19,227,571
Total Investments, at value	$537,850,819	$—	$1,691,816	$539,542,635

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816
Total Investments, at value	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.2%
		Consumer Discretionary: 1.7%
$6,000,000		CBS Corp., 4.300%, 02/15/21	$6,053,184	0.2
1,605,000		Comcast Corp., 6.300%, 11/15/17	1,880,291	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	388,479	0.0
3,900,000		COX Communications, Inc., 5.450%, 12/15/14	4,323,575	0.1
5,000,000		CVS Caremark Corp., 3.250%, 05/18/15	5,269,430	0.1
5,035,000	#, L	Daimler Finance North America LLC, 1.950%, 03/28/14	4,998,980	0.1
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,350,290	0.1
1,800,000		Discovery Communications LLC, 4.375%, 06/15/21	1,866,328	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	3,923,590	0.1
7,010,000		NBCUniversal Media LLC, 3.650%, 04/30/15	7,384,972	0.2
5,550,000		News America, Inc., 6.150%, 03/01/37	5,963,098	0.2
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,522,829	0.1
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,649,972	0.1
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,197,586	0.1
3,600,000		Wal-Mart Stores, Inc., 5.000%, 10/25/40	4,142,441	0.1
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,832,876	0.1
			64,747,921	1.7
		Consumer Staples: 0.8%
3,595,000		Altria Group, Inc., 9.950%, 11/10/38	5,149,111	0.1
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,107,358	0.1
3,275,000		Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,387,306	0.1
4,415,000		Kraft Foods, Inc., 6.125%, 02/01/18	5,194,495	0.1
5,600,000		Lorillard Tobacco Co., 8.125%, 06/23/19	6,577,452	0.2
2,405,000		PepsiCo, Inc., 4.875%, 11/01/40	2,775,139	0.1
2,700,000	#	Woolworths Ltd., 2.550%, 09/22/15	2,755,480	0.1
			28,946,341	0.8
		Energy: 2.2%
3,000,000		Apache Corp., 5.625%, 01/15/17	3,542,364	0.1
3,750,000	#	BG Energy Capital PLC, 4.000%, 12/09/20	3,976,399	0.1
4,910,000		BP Capital Markets PLC, 3.200%, 03/11/16	5,127,272	0.1
3,750,000		Devon Energy Corp., 4.000%, 07/15/21	3,921,184	0.1
5,490,000		Ensco PLC, 3.250%, 03/15/16	5,583,764	0.2
4,805,000		Enterprise Products Operating LLC, 3.200%, 02/01/16	4,916,490	0.1
3,500,000		Husky Energy, Inc., 5.900%, 06/15/14	3,843,907	0.1
2,825,000		Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	3,166,396	0.1
3,892,000	#	Marathon Petroleum Corp., 3.500%, 03/01/16	4,019,132	0.1
5,000,000		Noble Holding International Ltd., 4.625%, 03/01/21	5,265,240	0.1
3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	3,989,960	0.1
3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	3,935,240	0.1
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	4,062,720	0.1
5,180,000		Shell International Finance BV, 3.100%, 06/28/15	5,507,096	0.1
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,463,173	0.1
3,460,000		TC Pipelines L.P., 4.650%, 06/15/21	3,571,042	0.1
5,000,000		Total Capital S.A., 4.450%, 06/24/20	5,607,855	0.2
3,965,000		Trans-Canada Pipelines, 7.625%, 01/15/39	5,418,129	0.1
2,785,000		Valero Energy Corp., 6.625%, 06/15/37	3,008,577	0.1
2,840,000		Williams Partners L.P., 3.800%, 02/15/15	2,966,843	0.1
			84,892,783	2.2
		Financials: 11.0%
8,455,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	8,128,223	0.2
6,325,000		American Express Co., 7.000%, 03/19/18	7,500,160	0.2
5,100,000		Asian Development Bank, 2.625%, 02/09/15	5,420,209	0.1
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,556,882	0.1
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,532,367	0.0
8,000,000		Bank of America Corp., 3.625%, 03/17/16	7,294,192	0.2

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
$13,725,000		Bank of America Corp., 6.500%, 08/01/16	$13,651,818	0.3
5,905,000		Barclays Bank PLC, 6.750%, 05/22/19	6,396,320	0.2
5,640,000		Berkshire Hathaway Finance Corp., 5.750%, 01/15/40	6,381,220	0.2
7,050,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.600%, 09/11/13	7,093,865	0.2
3,475,000		BNP Paribas, 3.600%, 02/23/16	3,425,276	0.1
5,000,000		Boeing Capital Corp., 2.125%, 08/15/16	5,068,700	0.1
6,000,000		Boston Properties L.P., 5.625%, 11/15/20	6,474,534	0.2
3,235,000		Citigroup, Inc., 5.875%, 05/29/37	3,109,754	0.1
6,455,000		Citigroup, Inc., 8.125%, 07/15/39	7,778,456	0.2
7,000,000		Citigroup, Inc., 5.500%, 04/11/13	7,207,823	0.2
2,320,000		Corp Andina de Fomento, 8.125%, 06/04/19	2,861,629	0.1
5,705,000		Credit Suisse/New York NY, 2.200%, 01/14/14	5,658,168	0.1
2,605,000		Deutsche Bank AG, London, 4.875%, 05/20/13	2,693,442	0.1
4,815,000	#	Erac USA Finance Co., 7.000%, 10/15/37	5,640,705	0.1
31,820,000	L	European Investment Bank, 2.375%, 03/14/14	33,157,713	0.9
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	3,703,445	0.1
9,150,000		General Electric Capital Corp., 6.750%, 03/15/32	10,497,850	0.3
4,000,000		General Electric Capital Corp., 5.875%, 01/14/38	4,123,708	0.1
3,540,000		General Electric Capital Corp., 5.900%, 05/13/14	3,873,879	0.1
13,950,000		Goldman Sachs Group, Inc./The, 3.625%, 02/07/16	13,602,938	0.3
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,027,342	0.1
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	3,677,272	0.1
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, 06/15/18	2,684,482	0.1
4,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	4,394,170	0.1
3,400,000		HCP, Inc., 3.750%, 02/01/16	3,365,357	0.1
4,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,341,709	0.1
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,079,839	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,547,869	0.1
6,040,000		Inter-American Development Bank, 3.000%, 04/22/14	6,411,907	0.2
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,440,071	0.2
3,695,000		International Finance Corp., 2.250%, 04/11/16	3,817,508	0.1
3,700,000		John Deere Capital Corp., 2.250%, 06/07/16	3,764,576	0.1
1,815,000		JPMorgan Chase & Co., 2.125%, 12/26/12	1,855,400	0.0
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	7,845,960	0.2
12,380,000		JPMorgan Chase & Co., 2.050%, 01/24/14	12,512,924	0.3
3,810,000		Korea Development Bank, 3.250%, 03/09/16	3,694,111	0.1
21,265,000	L	Kreditanstalt fuer Wiederaufbau, 1.375%, 01/13/14	21,613,576	0.6
3,285,000		Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,533,366	0.1
4,005,000		Lincoln National Corp., 4.300%, 06/15/15	4,220,369	0.1
6,675,000		Merrill Lynch & Co., Inc., 6.220%, 09/15/26	5,667,869	0.1
6,995,000		Metlife, Inc., 6.750%, 06/01/16	8,058,177	0.2
9,260,000		Mexico Government International Bond, 5.125%, 01/15/20	10,070,250	0.3
9,650,000		Morgan Stanley, 5.375%, 10/15/15	9,586,860	0.2
11,500,000		Morgan Stanley, 6.625%, 04/01/18	11,434,841	0.3
2,710,000		Nordic Investment Bank, 5.000%, 02/01/17	3,198,941	0.1
3,695,000		Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	4,253,119	0.1
7,095,000		PNC Funding Corp., 3.625%, 02/08/15	7,452,120	0.2
7,395,000	L	Province of British Columbia Canada, 2.100%, 05/18/16	7,697,241	0.2
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	15,201,130	0.4
3,895,000		Prudential Financial, Inc., 3.875%, 01/14/15	3,985,979	0.1
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	3,926,643	0.1
3,595,000		Simon Property Group LP, 5.250%, 12/01/16	3,923,263	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
$5,295,000		Toyota Motor Credit Corp., 2.800%, 01/11/16	$5,417,521	0.1
5,935,000		Travelers Cos, Inc., 3.900%, 11/01/20	6,106,872	0.2
5,655,000		US Bancorp, 1.125%, 10/30/13	5,649,452	0.1
5,275,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14	5,890,202	0.2
14,860,000		Wells Fargo & Co., 3.625%, 04/15/15	15,493,660	0.4
			428,675,224	11.0
		Health Care: 0.5%
2,945,000		Celgene Corp., 3.950%, 10/15/20	2,993,342	0.1
4,210,000		Express Scripts, Inc., 3.125%, 05/15/16	4,258,146	0.1
3,240,000		McKesson Corp., 3.250%, 03/01/16	3,421,446	0.1
4,920,000		Pfizer, Inc., 6.200%, 03/15/19	6,182,196	0.1
3,330,000		Sanofi-Aventis SA, 4.000%, 03/29/21	3,624,872	0.1
			20,480,002	0.5
		Industrials: 1.5%
5,200,000		AngloGold Ashanti Holdings PLC, 5.375%, 04/15/20	5,109,686	0.1
4,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	4,088,076	0.1
7,101,300		Continental Airlines, Inc., 7.250%, 11/10/19	7,385,352	0.2
3,025,000		CRH America, Inc., 5.300%, 10/15/13	3,172,293	0.1
1,289,560		Delta Airlines, Inc., 6.821%, 08/10/22	1,299,232	0.0
3,510,000		Dover Corp., 4.300%, 03/01/21	3,926,009	0.1
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	3,154,666	0.1
4,695,000		Ingersoll-Rand Global Holding Co., Ltd., 6.000%, 08/15/13	5,070,130	0.1
4,000,000		Lockheed Martin Corp., 3.350%, 09/15/21	3,975,140	0.1
5,895,000		Norfolk Southern Corp., 6.000%, 03/15/05	7,136,534	0.2
3,800,000		Raytheon Co., 3.125%, 10/15/20	3,797,306	0.1
2,000,000		Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,249,728	0.1
5,895,000		Tyco International Finance S.A., 3.375%, 10/15/15	6,140,191	0.1
2,790,000		Waste Management, Inc., 6.125%, 11/30/39	3,403,457	0.1
			59,907,800	1.5
		Information Technology: 0.5%
4,220,000		Google, Inc., 2.125%, 05/19/16	4,354,913	0.1
2,970,000		Hewlett-Packard Co., 6.125%, 03/01/14	3,249,878	0.1
7,040,000		International Business Machines Corp., 1.950%, 07/22/16	7,114,828	0.2
1,500,000	#	Oracle Corp., 5.375%, 07/15/40	1,751,718	0.0
4,220,000		Texas Instruments, Inc., 2.375%, 05/16/16	4,334,873	0.1
			20,806,210	0.5
		Materials: 1.0%
580,000		ArcelorMittal, 5.250%, 08/05/20	519,763	0.0
3,680,000		ArcelorMittal, 6.125%, 06/01/18	3,560,959	0.1
2,795,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	3,038,319	0.1
5,782,000		Dow Chemical Co., 8.550%, 05/15/19	7,425,672	0.2
3,350,000		Intel Corp., 1.950%, 10/01/16	3,380,572	0.1
3,500,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	4,131,229	0.1
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,250,545	0.1
6,000,000		Southern Copper Corp., 5.375%, 04/16/20	6,180,000	0.2
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	2,118,248	0.1
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,195,600	0.0
			36,800,907	1.0
		Telecommunication Services: 2.1%
5,000,000		America Movil S.A.B de CV, 5.000%, 03/30/20	5,330,000	0.1
5,150,000		AT&T, Inc., 6.500%, 09/01/37	6,049,875	0.1
8,000,000		AT&T, Inc., 2.950%, 05/15/16	8,269,424	0.2
3,130,000		Cisco Systems, Inc., 5.500%, 01/15/40	3,634,916	0.1
7,095,000		Deutsche Telekom International Finance BV, 5.750%, 03/23/16	7,824,359	0.2
1,710,000		Embarq Corp., 7.082%, 06/01/16	1,772,923	0.0
6,775,000		France Telecom S.A., 4.375%, 07/08/14	7,237,143	0.2
3,000,000		Juniper Networks, Inc., 5.950%, 03/15/41	3,309,546	0.1
7,285,000		Qwest Corp., 6.750%, 12/01/21	7,139,300	0.2
2,220,000		Rogers Cable, Inc., 5.500%, 03/15/14	2,428,010	0.1
2,685,000		Telecom Italia Capital S.A., 5.250%, 10/01/15	2,563,445	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Telecommunication Services (continued)
$12,710,000	Telefonica Emisiones SAU, 3.992%, 02/16/16	$12,112,935	0.3
5,225,000	Verizon Communications, Inc., 6.350%, 04/01/19	6,300,164	0.2
2,940,000	Verizon Communications, Inc., 7.750%, 12/01/30	4,060,801	0.1
3,965,000	Vodafone Group PLC, 6.150%, 02/27/37	4,944,125	0.1
		82,976,966	2.1
	Utilities: 1.9%
9,385,000	Dominion Resources, Inc./VA, 1.800%, 03/15/14	9,480,079	0.2
5,670,000	Duke Energy Corp., 3.950%, 09/15/14	6,030,289	0.2
5,260,000	Exelon Generation Co. LLC, 5.200%, 10/01/19	5,693,960	0.1
3,225,000	FirstEnergy Solutions Corp., 6.800%, 08/15/39	3,545,246	0.1
3,495,000	NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	3,558,287	0.1
5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	5,960,630	0.2
3,765,000	Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,536,204	0.1
3,595,000	Ohio Power Co., 5.375%, 10/01/21	4,035,272	0.1
4,855,000	Oncor Electric Delivery Co., 5.950%, 09/01/13	5,233,234	0.1
3,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	3,959,633	0.1
3,570,000	Progress Energy, Inc., 4.400%, 01/15/21	3,856,589	0.1
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,481,992	0.1
3,700,000	SCANA Corp., 4.750%, 05/15/21	3,909,183	0.1
3,915,000	Southern California Edison Co., 3.875%, 06/01/21	4,257,022	0.1
5,920,000	Southern Co., 2.375%, 09/15/15	6,047,203	0.2
		73,584,823	1.9
	Total Corporate Bonds/Notes
	(Cost $870,418,172)	901,818,977	23.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.3%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,047,664	0.0
1,100,000	Banc of America Commercial Mortgage, Inc., 5.449%, 01/15/49	1,144,596	0.0
5,570,000	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	6,024,281	0.2
450,000	Banc of America Commercial Mortgage, Inc., 5.801%, 06/10/49	475,184	0.0
6,000,000	Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	6,214,146	0.2
7,994,000	Citigroup Commercial Mortgage Trust, 5.886%, 12/10/49	8,647,521	0.2
3,250,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	3,500,536	0.1
2,500,000	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	2,634,049	0.1
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	2,100,375	0.1
1,750,000	Credit Suisse Mortgage Capital Certificates, 5.903%, 06/15/39	1,829,881	0.1
1,400,000	Credit Suisse Mortgage Capital Certificates, 5.991%, 09/15/39	1,486,407	0.0
1,435,085	CW Capital Cobalt Ltd., 5.334%, 04/15/47	1,453,568	0.0
3,170,000	CW Capital Cobalt Ltd., 6.011%, 05/15/46	3,362,291	0.1
3,000,000	GE Capital Commercial Mortgage Corp., 5.492%, 11/10/45	3,281,673	0.1
1,755,000	Greenwich Capital Commercial Funding Corp., 6.074%, 07/10/38	1,896,119	0.1
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.819%, 02/12/51	4,211,248	0.1
362,466	JPMorgan Chase Commercial Mortgage Securities Corp., 4.871%, 10/15/42	361,812	0.0
2,607,986	JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%, 01/12/38	2,731,971	0.1
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	1,242,374	0.0
1,105,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	1,169,640	0.0
497,915	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, 02/15/51	508,082	0.0
4,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.932%, 02/12/49	5,054,843	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,255,000		JPMorgan Chase Commercial Mortgage Securities Corp., 6.125%, 02/12/51	$1,340,856	0.0
3,655,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	3,788,983	0.1
2,295,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,393,027	0.1
4,130,000		LB-UBS Commercial Mortgage Trust, 5.858%, 07/15/40	4,438,674	0.1
4,500,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, 06/12/50	4,744,759	0.1
410,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.166%, 08/12/49	432,711	0.0
1,000,000		Morgan Stanley Capital I, 5.569%, 12/15/44	1,035,730	0.0
6,124,000		Wachovia Bank Commercial Mortgage Trust, 5.313%, 11/15/48	6,490,996	0.2
1,250,000		Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,349,347	0.0
1,500,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	1,552,345	0.1
		Total Collateralized Mortgage Obligations
		(Cost $72,876,719)	87,945,689	2.3
MUNICIPAL BONDS: 0.9%
		California: 0.2%
4,335,000	@	State of California, 7.550%, 04/01/39	5,364,519	0.2
		Connecticut: 0.1%
3,735,000	@	State of Connecticut, 5.850%, 03/15/32	4,528,912	0.1
		Illinois: 0.1%
4,400,000	@	State of Illinois, 4.421%, 01/01/15	4,597,780	0.1
		New Jersey: 0.2%
3,425,000	@	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,670,604	0.1
2,335,000	@	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,427,606	0.1
			7,098,210	0.2
		New York: 0.1%
3,495,000	@	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,398,353	0.1
		Ohio: 0.1%
3,355,000	@	American Municipal Power, Inc., 7.834%, 02/15/41	4,609,233	0.1
		Washington: 0.1%
3,900,000	@	State of Washington, 5.140%, 08/01/40	4,509,336	0.1
		Total Municipal Bonds
		(Cost $31,658,614)	35,106,343	0.9
U.S. TREASURY OBLIGATIONS: 29.8%
		U.S. Treasury Bonds: 17.9%
25,085,000		2.625%, due 11/15/20	26,868,393	0.7
49,935,000		3.125%, due 05/15/21	55,521,528	1.4
5,035,000		3.625%, due 02/15/21	5,825,651	0.1
4,330,000		6.250%, due 08/15/23	6,184,457	0.2
38,220,000		1.250%, due 10/31/15	39,035,156	1.0
200,000		1.375%, due 05/15/12	201,547	0.0
25,315,000		1.375%, due 11/15/12	25,655,183	0.7
112,900,000		1.375%, due 03/15/13	114,782,720	2.9
10,180,000		2.375%, due 02/28/15	10,817,034	0.3
58,050,000		2.375%, due 03/31/16	62,049,993	1.6
45,120,000		2.375%, due 07/31/17	48,229,039	1.2
29,355,000		2.750%, due 02/15/19	31,955,677	0.8
37,185,000		3.375%, due 11/15/19	42,225,315	1.1
20,330,000		3.500%, due 05/15/20	23,314,383	0.6
88,535,000		3.500%, due 02/15/39	98,758,048	2.5
7,980,000		4.375%, due 02/15/38	10,225,620	0.3
45,585,000		4.375%, due 05/15/40	58,861,495	1.5
2,150,000		6.000%, due 02/15/26	3,086,258	0.1
1,265,000		6.125%, due 11/15/27	1,869,235	0.0
18,185,000		6.500%, due 11/15/26	27,479,244	0.7
4,025,000		8.125%, due 08/15/19	6,003,541	0.2
			698,949,517	17.9
		U.S. Treasury Notes: 11.9%
40,875,000		0.625%, due 04/30/13	41,135,210	1.1
61,935,000		1.000%, due 05/15/14	62,931,906	1.6
93,630,000		0.500%, due 10/15/13	94,017,722	2.4
30,480,000		0.500%, due 11/15/13	30,608,595	0.8
30,085,000		0.750%, due 12/15/13	30,381,157	0.8
8,230,000		1.125%, due 06/15/13	8,350,874	0.2
35,265,000		1.875%, due 04/30/14	36,626,017	1.0
113,268,000		1.875%, due 09/30/17	117,719,093	3.0
37,715,000		2.125%, due 05/31/15	39,821,609	1.0
			461,592,183	11.9
		Total U.S. Treasury Obligations
		(Cost $1,098,245,368)	1,160,541,700	29.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.1%
		Federal Home Loan Mortgage Corporation: 10.4%##
1,715,000		1.000%, due 07/30/14	1,736,539	0.1
4,300,000		1.375%, due 02/25/14	4,393,314	0.1
13,555,000		1.600%, due 08/10/15	13,681,495	0.4
7,260,000		2.500%, due 05/27/16	7,703,078	0.2
37,260,000		2.875%, due 02/09/15	39,891,786	1.0
10,945,000		3.000%, due 07/28/14	11,684,565	0.3
2,745,000		3.750%, due 03/27/19	3,110,283	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
$30,285,000	W	4.000%, due 07/15/40	$31,704,609	0.8
4,483,175		4.000%, due 11/01/40	4,701,263	0.1
6,672,229		4.000%, due 04/01/41	6,994,720	0.2
1,919,024		4.000%, due 06/01/41	2,011,776	0.1
360,964		4.000%, due 08/01/41	378,411	0.0
706,996		4.000%, due 08/01/41	741,167	0.0
35,815,000	W	4.500%, due 10/15/35	37,891,149	1.0
1,598,373		4.500%, due 03/01/39	1,693,492	0.1
4,521,016		4.500%, due 08/01/39	4,790,064	0.1
2,762,481		4.500%, due 09/01/39	2,926,878	0.1
4,282,020		4.500%, due 09/01/39	4,536,845	0.1
2,238,863		4.500%, due 09/01/39	2,372,098	0.1
6,213,898		4.500%, due 10/01/39	6,583,689	0.2
75,134		4.500%, due 10/01/39	79,605	0.0
1,240,480		4.500%, due 03/01/40	1,314,496	0.0
4,260,611		4.500%, due 04/01/40	4,514,827	0.1
7,294,075		4.500%, due 07/01/40	7,729,287	0.2
5,544,646		4.500%, due 07/01/40	5,875,476	0.2
4,368,328		4.500%, due 08/01/40	4,628,972	0.1
1,387,686		4.500%, due 08/01/40	1,470,485	0.0
1,704,090		4.500%, due 04/01/41	1,804,570	0.1
1,498,110		4.500%, due 08/01/41	1,586,444	0.1
243,995		5.000%, due 03/01/34	263,059	0.0
25,555,000	W	5.000%, due 10/15/34	27,403,751	0.7
1,296,558		5.000%, due 12/01/34	1,397,865	0.0
5,623,241		5.000%, due 08/01/35	6,059,101	0.2
1,415,706		5.000%, due 08/01/35	1,525,438	0.0
1,331,822		5.000%, due 10/01/35	1,435,052	0.0
1,604,276		5.000%, due 10/01/35	1,728,625	0.1
3,831,952		5.000%, due 10/01/35	4,128,968	0.1
3,995,632		5.000%, due 12/01/35	4,305,335	0.1
567,241		5.000%, due 04/01/36	611,208	0.0
1,673,099		5.000%, due 11/01/36	1,802,782	0.1
1,279,077		5.000%, due 02/01/37	1,375,021	0.0
13,948,327		5.000%, due 10/01/37	15,029,468	0.4
499,223		5.000%, due 03/01/38	537,684	0.0
2,562,077		5.000%, due 03/01/38	2,760,664	0.1
325,425		5.000%, due 10/01/38	349,835	0.0
1,134,996		5.000%, due 08/01/40	1,220,132	0.0
190,000		5.400%, due 03/17/21	221,131	0.0
8,832,501		5.500%, due 12/01/24	9,573,222	0.3
971,989		5.500%, due 09/01/34	1,058,617	0.0
982,051		5.500%, due 01/01/35	1,069,577	0.0
8,981,018		5.500%, due 09/01/35	9,784,258	0.3
540,502		5.500%, due 09/01/35	588,843	0.0
7,838,771		5.500%, due 10/01/35	8,539,851	0.2
3,525,000	^^, W	5.500%, due 10/15/35	3,812,509	0.1
5,178,468		5.500%, due 03/01/36	5,641,616	0.2
1,441,821		5.500%, due 03/01/36	1,568,295	0.1
1,293,299		5.500%, due 05/01/36	1,406,746	0.0
2,920,889		5.500%, due 06/01/36	3,181,213	0.1
306,699		5.500%, due 07/01/36	333,602	0.0
2,066,061		5.500%, due 07/01/36	2,247,293	0.1
47,398		5.500%, due 07/01/36	51,623	0.0
634,753		5.500%, due 10/01/36	690,432	0.0
2,018,499		5.500%, due 11/01/36	2,195,560	0.1
1,326,855		5.500%, due 12/01/36	1,443,245	0.0
555,889		5.500%, due 12/01/36	604,650	0.0
1,868,946		5.500%, due 02/01/37	2,032,887	0.1
450,576		5.500%, due 05/01/37	490,100	0.0
89,926		5.500%, due 06/01/37	97,618	0.0
1,912,455		5.500%, due 11/01/37	2,076,029	0.1
852,803		5.500%, due 12/01/37	925,744	0.0
392,134		5.500%, due 03/01/38	425,674	0.0
184,913		5.500%, due 06/01/38	200,411	0.0
883,318		5.500%, due 07/01/38	957,351	0.0
763,708		5.500%, due 01/01/39	829,028	0.0
1,002,419		5.500%, due 04/01/39	1,086,434	0.0
1,603,224		5.500%, due 01/01/40	1,740,350	0.1
403,151		5.500%, due 01/01/40	436,940	0.0
484,534		5.500%, due 01/01/41	525,144	0.0
370,000		5.550%, due 10/04/16	370,056	0.0
45,053		6.000%, due 04/01/28	50,011	0.0
10,955		6.000%, due 04/01/36	12,058	0.0
44,349		6.000%, due 04/01/36	48,889	0.0
129,138		6.000%, due 04/01/36	142,140	0.0
357,601		6.000%, due 06/01/36	393,607	0.0
196,778		6.000%, due 07/01/36	216,591	0.0
77,786		6.000%, due 08/01/36	85,618	0.0
1,873,461		6.000%, due 08/01/36	2,062,095	0.1
192,593		6.000%, due 08/01/36	211,984	0.0
1,052,576		6.000%, due 01/01/37	1,158,557	0.0
563,867		6.000%, due 02/01/37	620,642	0.0
47,695		6.000%, due 04/01/37	52,393	0.0
469,403		6.000%, due 06/01/37	515,639	0.0
22,835		6.000%, due 06/01/37	25,085	0.0
130,761		6.000%, due 07/01/37	143,641	0.0
7,461		6.000%, due 07/01/37	8,196	0.0
626,804		6.000%, due 08/01/37	688,544	0.0
44,136		6.000%, due 08/01/37	48,484	0.0
1,819,353		6.000%, due 08/01/37	1,998,560	0.1
2,316,597		6.000%, due 08/01/37	2,544,782	0.1
282,801		6.000%, due 08/01/37	310,657	0.0
59,762		6.000%, due 08/01/37	65,648	0.0
292,507		6.000%, due 08/01/37	322,416	0.0
123,628		6.000%, due 09/01/37	135,805	0.0
45,130		6.000%, due 09/01/37	49,575	0.0
306,060		6.000%, due 09/01/37	336,207	0.0
90,379		6.000%, due 10/01/37	99,366	0.0
215,815		6.000%, due 10/01/37	237,073	0.0
363,842		6.000%, due 10/01/37	400,039	0.0
76,967		6.000%, due 10/01/37	84,549	0.0
112,950		6.000%, due 10/01/37	124,076	0.0
525,000		6.000%, due 11/01/37	576,713	0.0
593,709		6.000%, due 11/01/37	652,189	0.0
56,309		6.000%, due 11/01/37	61,856	0.0
62,888		6.000%, due 11/01/37	69,083	0.0
42,785		6.000%, due 12/01/37	46,999	0.0
804,673		6.000%, due 12/01/37	883,934	0.0
981,631		6.000%, due 12/01/37	1,078,322	0.0
13,343		6.000%, due 01/01/38	14,657	0.0
30,821		6.000%, due 01/01/38	33,833	0.0
806,290		6.000%, due 01/01/38	885,709	0.0
107,831		6.000%, due 01/01/38	118,453	0.0
1,014,939		6.000%, due 02/01/38	1,114,117	0.0
33,470		6.000%, due 02/01/38	36,740	0.0
30,484		6.000%, due 06/01/38	33,463	0.0
325,446		6.000%, due 06/01/38	357,248	0.0
949,753		6.000%, due 07/01/38	1,042,562	0.0
523,746		6.000%, due 08/01/38	574,926	0.0
2,280,584		6.000%, due 09/01/38	2,503,439	0.1
186,676		6.000%, due 09/01/38	205,064	0.0
501,455		6.000%, due 09/01/38	551,319	0.0
163,646		6.000%, due 11/01/38	179,919	0.0
1,175,394		6.000%, due 12/01/38	1,290,253	0.0
1,978,483		6.000%, due 01/01/39	2,171,818	0.1
2,050,972		6.000%, due 04/01/39	2,251,391	0.1
334,167		6.000%, due 08/01/39	366,351	0.0
526,416		6.000%, due 10/01/39	577,117	0.0
188,879		6.000%, due 11/01/39	207,483	0.0
894,373		6.000%, due 11/01/39	980,512	0.0
147,061		6.000%, due 11/01/39	161,225	0.0
40,008		6.000%, due 12/01/39	43,949	0.0
939,667		6.000%, due 05/01/40	1,032,224	0.0
840,000		6.250%, due 07/15/32	1,227,844	0.0
96,106		6.500%, due 06/01/36	107,277	0.0
16,149		6.500%, due 08/01/36	18,026	0.0
41,267		6.500%, due 10/01/36	46,064	0.0
396,436		6.500%, due 10/01/36	442,517	0.0
328,519		6.500%, due 07/01/37	366,706	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
$49,663		6.500%, due 08/01/37	$55,250	0.0
134,023		6.500%, due 09/01/37	149,099	0.0
114,808		6.500%, due 09/01/37	127,722	0.0
84,060		6.500%, due 10/01/37	93,516	0.0
300,901		6.500%, due 11/01/37	334,749	0.0
88,430		6.500%, due 12/01/37	98,377	0.0
327,919		6.500%, due 01/01/38	364,636	0.0
249,137		6.500%, due 02/01/38	277,162	0.0
286,661		6.500%, due 02/01/38	318,907	0.0
293,271		6.500%, due 04/01/38	326,261	0.0
102,494		6.500%, due 04/01/38	113,896	0.0
41,328		6.500%, due 05/01/38	45,990	0.0
9,089		6.500%, due 05/01/38	10,100	0.0
50,598		6.500%, due 07/01/38	56,227	0.0
26,446		6.500%, due 08/01/38	29,388	0.0
71,554		6.500%, due 09/01/38	79,514	0.0
5,816		6.500%, due 10/01/38	6,462	0.0
81,872		6.500%, due 10/01/38	90,980	0.0
217,955		6.500%, due 11/01/38	242,472	0.0
3,434,831		6.500%, due 12/01/38	3,816,921	0.1
1,778,269		6.500%, due 12/01/38	1,976,083	0.1
105,150		6.500%, due 12/01/38	116,846	0.0
34,257		6.500%, due 12/01/38	38,067	0.0
155,825		6.500%, due 12/01/38	173,159	0.0
41,392		6.500%, due 01/01/39	45,997	0.0
3,420,000		6.750%, due 03/15/31	5,205,363	0.1
			406,368,793	10.4
		Federal National Mortgage Association: 20.3%##
3,480,000		0.550%, due 09/27/13	3,471,526	0.1
26,885,000		0.875%, due 08/28/14	27,084,164	0.7
18,605,000		1.250%, due 02/27/14	18,948,374	0.5
21,320,000		1.500%, due 03/28/14	21,429,841	0.6
9,860,000		2.375%, due 04/11/16	10,412,978	0.3
33,720,000	W	3.500%, due 07/25/26	35,216,325	0.9
38,859		4.000%, due 07/01/13	41,072	0.0
112,648		4.000%, due 06/01/14	116,168	0.0
1,115,000	W	4.000%, due 09/15/18	1,176,157	0.0
20,615,000	W	4.000%, due 10/15/18	21,729,498	0.6
153,679		4.000%, due 11/01/20	163,490	0.0
131,096		4.000%, due 07/01/22	138,646	0.0
93,712		4.000%, due 04/01/23	98,992	0.0
50,883		4.000%, due 05/01/23	53,750	0.0
79,234		4.000%, due 07/01/23	83,699	0.0
422,599		4.000%, due 03/01/24	446,147	0.0
526,411		4.000%, due 03/01/24	556,073	0.0
3,531,524		4.000%, due 03/01/24	3,728,307	0.1
31,481		4.000%, due 04/01/24	33,235	0.0
331,933		4.000%, due 04/01/24	350,429	0.0
1,793,645		4.000%, due 07/01/24	1,893,591	0.1
29,918		4.000%, due 08/01/24	31,585	0.0
3,537,763		4.000%, due 11/01/24	3,734,894	0.1
4,587,504		4.000%, due 11/01/24	4,843,128	0.1
415,402		4.000%, due 01/01/25	438,549	0.0
416,693		4.000%, due 02/01/25	439,912	0.0
2,990,099		4.000%, due 06/01/25	3,158,582	0.1
37,621		4.000%, due 07/01/25	39,740	0.0
324,490		4.000%, due 09/01/25	342,774	0.0
342,984		4.000%, due 09/01/25	362,310	0.0
3,104,539		4.000%, due 12/01/25	3,279,470	0.1
2,535,595		4.000%, due 02/01/26	2,678,468	0.1
408,410		4.000%, due 03/01/26	431,423	0.0
1,508,479		4.000%, due 04/01/26	1,593,477	0.1
55,410,000	W	4.000%, due 07/25/39	58,093,922	1.5
5,786,011		4.000%, due 12/01/40	6,074,046	0.2
11,758,966		4.000%, due 02/01/41	12,344,342	0.3
2,962,929		4.000%, due 03/01/41	3,109,501	0.1
4,127,495		4.000%, due 06/01/41	4,331,677	0.1
47,960		4.500%, due 01/01/14	50,205	0.0
2,870,000	W	4.500%, due 09/15/18	3,056,177	0.1
140,984		4.500%, due 05/01/19	151,065	0.0
99,466		4.500%, due 01/01/20	106,610	0.0
135,168		4.500%, due 08/01/20	144,854	0.0
7,389		4.500%, due 06/01/22	7,922	0.0
14,506		4.500%, due 07/01/22	15,470	0.0
236,977		4.500%, due 11/01/22	252,736	0.0
62,040		4.500%, due 02/01/23	66,166	0.0
443,618		4.500%, due 02/01/23	473,120	0.0
368,837		4.500%, due 03/01/23	393,366	0.0
1,534,234		4.500%, due 03/01/23	1,636,265	0.1
9,539		4.500%, due 03/01/23	10,173	0.0
139,874		4.500%, due 04/01/23	149,176	0.0
629,751		4.500%, due 04/01/23	671,632	0.0
226,202		4.500%, due 04/01/23	241,245	0.0
820,533		4.500%, due 04/01/23	875,101	0.0
976,866		4.500%, due 04/01/23	1,041,830	0.0
45,594		4.500%, due 04/01/23	48,626	0.0
87,745		4.500%, due 04/01/23	93,332	0.0
16,177		4.500%, due 04/01/23	17,253	0.0
238,803		4.500%, due 05/01/23	254,684	0.0
27,295		4.500%, due 05/01/23	29,110	0.0
1,082,888		4.500%, due 05/01/23	1,154,903	0.0
199,850		4.500%, due 05/01/23	213,141	0.0
22,463		4.500%, due 05/01/23	23,957	0.0
14,672		4.500%, due 05/01/23	15,648	0.0
239,695		4.500%, due 05/01/23	255,636	0.0
325,218		4.500%, due 06/01/23	346,846	0.0
205,934		4.500%, due 06/01/23	219,630	0.0
25,848		4.500%, due 07/01/23	27,567	0.0
91,644		4.500%, due 08/01/23	97,739	0.0
649,906		4.500%, due 01/01/24	693,127	0.0
196,256		4.500%, due 01/01/24	209,062	0.0
704,997		4.500%, due 04/01/24	751,000	0.0
2,757,043		4.500%, due 05/01/24	2,936,949	0.1
1,865,643		4.500%, due 07/01/24	1,991,464	0.1
3,899,938		4.500%, due 08/01/24	4,154,421	0.1
167,568		4.500%, due 09/01/24	178,502	0.0
139,284		4.500%, due 09/01/24	148,373	0.0
1,986,155		4.500%, due 09/01/24	2,115,758	0.1
166,065		4.500%, due 10/01/24	176,901	0.0
1,230,279		4.500%, due 10/01/24	1,310,558	0.0
314,885		4.500%, due 10/01/24	337,597	0.0
737,609		4.500%, due 11/01/24	785,740	0.0
29,227		4.500%, due 11/01/24	31,135	0.0
28,868		4.500%, due 11/01/24	30,752	0.0
112,696		4.500%, due 11/01/24	120,297	0.0
139,747		4.500%, due 11/01/24	148,865	0.0
48,547		4.500%, due 11/01/24	51,715	0.0
1,317,840		4.500%, due 12/01/24	1,403,834	0.1
545,435		4.500%, due 12/01/24	581,027	0.0
17,982		4.500%, due 01/01/25	19,178	0.0
480,795		4.500%, due 01/01/25	512,168	0.0
1,534,838		4.500%, due 01/01/25	1,636,909	0.1
136,351		4.500%, due 08/01/25	146,868	0.0
4,330,054		4.500%, due 01/01/26	4,618,016	0.1
52,522		4.500%, due 06/01/34	56,070	0.0
178,072		4.500%, due 05/01/35	190,240	0.0
43,835,000	W	4.500%, due 10/15/35	46,513,042	1.2
51,402		4.500%, due 03/01/38	54,649	0.0
16,790		4.500%, due 03/01/38	17,851	0.0
20,444		4.500%, due 05/01/38	21,735	0.0
29,444		4.500%, due 05/01/38	31,304	0.0
146,661		4.500%, due 06/01/38	156,384	0.0
105,401		4.500%, due 07/01/38	112,060	0.0
227,283		4.500%, due 07/01/38	241,642	0.0
149,034		4.500%, due 09/01/38	158,450	0.0
3,209,581		4.500%, due 03/01/39	3,410,347	0.1
367,957		4.500%, due 04/01/39	390,973	0.0
254,750		4.500%, due 04/01/39	270,685	0.0
16,814,523		4.500%, due 06/01/39	17,866,306	0.5

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
$5,094,433		4.500%, due 07/01/39	$5,433,797	0.2
3,599,695		4.500%, due 07/01/39	3,824,863	0.1
6,544,045		4.500%, due 07/01/39	6,953,388	0.2
11,153,602		4.500%, due 09/01/39	11,851,282	0.3
6,536,027		4.500%, due 10/01/39	6,944,869	0.2
2,166,940		4.500%, due 12/01/39	2,302,487	0.1
3,429,741		4.500%, due 12/01/39	3,644,279	0.1
1,562,136		4.500%, due 03/01/40	1,659,851	0.1
3,390,789		4.500%, due 09/01/40	3,602,889	0.1
1,946,525		4.500%, due 10/01/40	2,068,284	0.1
1,365,783		4.500%, due 10/01/40	1,451,215	0.1
2,683,328		4.500%, due 06/01/41	2,851,176	0.1
2,040,991		4.500%, due 06/01/41	2,168,660	0.1
764,928		4.500%, due 07/01/41	812,776	0.0
11,048		5.000%, due 12/01/12	11,653	0.0
832,035		5.000%, due 02/01/14	879,863	0.0
2,179		5.000%, due 02/01/14	2,344	0.0
95,613		5.000%, due 10/01/14	101,861	0.0
66,277		5.000%, due 02/01/15	68,736	0.0
100,888		5.000%, due 04/01/16	105,761	0.0
851,956		5.000%, due 01/01/18	921,926	0.0
300,000		5.000%, due 01/01/18	324,639	0.0
832,712		5.000%, due 02/01/18	901,101	0.0
118,831		5.000%, due 04/01/18	128,591	0.0
6,151		5.000%, due 02/01/20	6,652	0.0
11,098		5.000%, due 06/01/21	11,989	0.0
88,740		5.000%, due 11/01/21	95,861	0.0
289,385		5.000%, due 01/01/22	311,886	0.0
12,953		5.000%, due 02/01/22	13,993	0.0
11,086		5.000%, due 04/01/22	11,949	0.0
237,500		5.000%, due 06/01/22	255,967	0.0
20,486		5.000%, due 06/01/22	22,079	0.0
1,731		5.000%, due 06/01/22	1,866	0.0
400,210		5.000%, due 06/01/22	431,328	0.0
509,691		5.000%, due 07/01/22	549,322	0.0
14,678		5.000%, due 07/01/22	15,820	0.0
587,343		5.000%, due 08/01/22	633,011	0.0
106,097		5.000%, due 09/01/22	114,346	0.0
344,771		5.000%, due 12/01/22	371,578	0.0
282,598		5.000%, due 01/01/23	304,571	0.0
9,836		5.000%, due 01/01/23	10,600	0.0
415,317		5.000%, due 02/01/23	446,830	0.0
715,928		5.000%, due 02/01/23	770,251	0.0
8,718		5.000%, due 02/01/23	9,380	0.0
1,113,276		5.000%, due 02/01/23	1,197,749	0.0
206,096		5.000%, due 03/01/23	221,734	0.0
215,335		5.000%, due 03/01/23	231,674	0.0
294,279		5.000%, due 03/01/23	316,609	0.0
74,576		5.000%, due 03/01/23	80,234	0.0
172,384		5.000%, due 03/01/23	185,464	0.0
11,582		5.000%, due 03/01/23	12,461	0.0
208,364		5.000%, due 04/01/23	224,174	0.0
50,211		5.000%, due 04/01/23	54,020	0.0
81,965		5.000%, due 04/01/23	88,185	0.0
442,733		5.000%, due 04/01/23	476,327	0.0
225,970		5.000%, due 04/01/23	243,116	0.0
79,286		5.000%, due 05/01/23	85,302	0.0
42,544		5.000%, due 05/01/23	45,852	0.0
86,298		5.000%, due 05/01/23	92,846	0.0
237,254		5.000%, due 06/01/23	255,256	0.0
186,977		5.000%, due 06/01/23	201,165	0.0
237,375		5.000%, due 06/01/23	255,386	0.0
298,573		5.000%, due 06/01/23	321,228	0.0
63,563		5.000%, due 06/01/23	68,505	0.0
49,947		5.000%, due 07/01/23	53,737	0.0
361,854		5.000%, due 07/01/23	390,329	0.0
2,417,612		5.000%, due 07/01/23	2,601,056	0.1
1,225,576		5.000%, due 08/01/23	1,318,570	0.0
3,657		5.000%, due 09/01/23	3,935	0.0
100,681		5.000%, due 02/01/24	108,321	0.0
989,474		5.000%, due 03/01/24	1,064,554	0.0
610,954		5.000%, due 04/01/24	657,503	0.0
181,701		5.000%, due 04/01/24	195,545	0.0
367,378		5.000%, due 05/01/24	395,254	0.0
453,902		5.000%, due 06/01/24	488,343	0.0
2,455,067		5.000%, due 08/01/24	2,642,120	0.1
1,516,142		5.000%, due 07/01/33	1,638,823	0.1
20,680,000		5.000%, due 10/15/33	22,247,161	0.6
215,616		5.000%, due 02/01/34	233,063	0.0
397,694		5.000%, due 11/01/34	429,750	0.0
3,579,138		5.000%, due 06/01/35	3,867,631	0.1
312,924		5.000%, due 08/01/35	337,902	0.0
3,352,196		5.000%, due 09/01/35	3,619,778	0.1
4,015,788		5.000%, due 09/01/35	4,336,340	0.1
1,608,630		5.000%, due 09/01/35	1,737,036	0.1
361,389		5.000%, due 10/01/35	390,236	0.0
1,770,583		5.000%, due 01/01/36	1,911,916	0.1
4,759,436		5.000%, due 02/01/36	5,139,348	0.1
5,886,706		5.000%, due 03/01/36	6,356,600	0.2
1,633,767		5.000%, due 04/01/36	1,763,158	0.1
3,985,024		5.000%, due 05/01/36	4,300,629	0.1
50,829		5.000%, due 05/01/36	54,887	0.0
803,407		5.000%, due 06/01/36	867,537	0.0
621,866		5.000%, due 12/01/36	671,505	0.0
1,982,809		5.000%, due 12/01/36	2,141,082	0.1
4,333,970		5.000%, due 05/01/37	4,671,117	0.1
5,710,331		5.000%, due 09/01/37	6,162,577	0.2
649,919		5.000%, due 01/01/38	702,305	0.0
6,139,004		5.000%, due 02/01/38	6,629,038	0.2
2,952,570		5.000%, due 02/01/38	3,188,252	0.1
9,111,461		5.000%, due 03/01/38	9,845,882	0.3
4,296,427		5.000%, due 08/01/38	4,639,380	0.1
2,119,159		5.000%, due 07/01/40	2,283,681	0.1
1,289,675		5.000%, due 07/01/40	1,389,799	0.1
12,105,000		5.375%, due 06/12/17	14,713,506	0.4
350		5.500%, due 02/01/12	369	0.0
180,612		5.500%, due 01/01/13	191,648	0.0
326,116		5.500%, due 11/01/13	353,715	0.0
4,263		5.500%, due 12/01/13	4,624	0.0
105,749		5.500%, due 04/01/14	113,876	0.0
100,825		5.500%, due 12/01/14	105,076	0.0
258,481		5.500%, due 04/01/15	270,362	0.0
135,658		5.500%, due 06/01/15	142,021	0.0
287,774		5.500%, due 04/01/16	312,128	0.0
138,913		5.500%, due 01/01/17	150,756	0.0
59,051		5.500%, due 01/01/17	64,086	0.0
225,405		5.500%, due 02/01/17	239,588	0.0
2,428		5.500%, due 05/01/17	2,593	0.0
144,058		5.500%, due 10/01/17	156,430	0.0
157,752		5.500%, due 11/01/17	170,159	0.0
62,121		5.500%, due 02/01/18	67,378	0.0
72,896		5.500%, due 09/01/18	79,292	0.0
330,354		5.500%, due 07/01/20	358,517	0.0
1,390,000	W	5.500%, due 09/15/20	1,506,736	0.1
10,202		5.500%, due 04/01/21	11,071	0.0
18,700		5.500%, due 10/01/21	20,294	0.0
12,827,592		5.500%, due 10/01/21	13,929,203	0.4
48,653		5.500%, due 11/01/21	52,801	0.0
565,792		5.500%, due 11/01/21	614,028	0.0
723,954		5.500%, due 11/01/21	785,673	0.0
1,689,808		5.500%, due 11/01/21	1,833,870	0.1
1,115,686		5.500%, due 12/01/21	1,210,802	0.0
568,901		5.500%, due 12/01/21	617,402	0.0
964,618		5.500%, due 12/01/21	1,046,855	0.0
1,640,294		5.500%, due 12/01/21	1,780,134	0.1
29,714		5.500%, due 01/01/22	32,618	0.0
36,981		5.500%, due 01/01/22	40,249	0.0
1,506,816		5.500%, due 01/01/22	1,635,277	0.1
229,498		5.500%, due 01/01/22	249,063	0.0
448,684		5.500%, due 02/01/22	486,701	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
$571,557		5.500%, due 03/01/22	$620,284	0.0
20,237		5.500%, due 04/01/22	21,951	0.0
188,845		5.500%, due 06/01/22	204,944	0.0
253,861		5.500%, due 06/01/22	276,297	0.0
11,293		5.500%, due 07/01/22	12,291	0.0
23,509		5.500%, due 07/01/22	25,501	0.0
355,749		5.500%, due 07/01/22	385,891	0.0
539,389		5.500%, due 08/01/22	585,090	0.0
25,076		5.500%, due 08/01/22	27,213	0.0
118,987		5.500%, due 09/01/22	129,069	0.0
300,095		5.500%, due 09/01/22	325,522	0.0
452,250		5.500%, due 11/01/22	491,937	0.0
98,209		5.500%, due 01/01/23	106,530	0.0
71,686		5.500%, due 01/01/23	77,760	0.0
72,984		5.500%, due 02/01/23	79,207	0.0
81,523		5.500%, due 03/01/23	88,430	0.0
35,025		5.500%, due 04/01/23	37,993	0.0
56,070		5.500%, due 06/01/23	61,166	0.0
51,429		5.500%, due 08/01/23	55,787	0.0
198,797		5.500%, due 08/01/23	215,641	0.0
29,755		5.500%, due 08/01/23	32,276	0.0
429,655		5.500%, due 08/01/23	466,059	0.0
557,321		5.500%, due 09/01/23	604,542	0.0
488,876		5.500%, due 09/01/23	530,298	0.0
289,947		5.500%, due 09/01/23	314,514	0.0
379,455		5.500%, due 10/01/23	412,753	0.0
40,426		5.500%, due 11/01/23	44,099	0.0
30,332		5.500%, due 11/01/23	32,902	0.0
530,744		5.500%, due 11/01/23	575,713	0.0
434,122		5.500%, due 02/01/24	470,904	0.0
17,659		5.500%, due 03/01/24	19,219	0.0
965,363		5.500%, due 06/01/24	1,048,267	0.0
22,505		5.500%, due 07/01/24	24,416	0.0
559,123		5.500%, due 07/01/24	608,363	0.0
3,182,823		5.500%, due 01/01/25	3,456,158	0.1
1,149,498		5.500%, due 05/01/25	1,248,215	0.0
35,103		5.500%, due 07/01/27	38,183	0.0
8,320		5.500%, due 08/01/27	9,050	0.0
431,527		5.500%, due 11/01/34	471,470	0.0
391,157		5.500%, due 12/01/34	427,608	0.0
5,437,729		5.500%, due 02/01/35	5,941,059	0.2
567,592		5.500%, due 05/01/35	619,775	0.0
4,464,844		5.500%, due 09/01/35	4,875,331	0.1
1,042,327		5.500%, due 09/01/35	1,138,156	0.0
12,470,000	W	5.500%, due 10/15/35	13,533,849	0.4
662,381		5.500%, due 04/01/36	721,933	0.0
1,336,583		5.500%, due 04/01/36	1,459,465	0.1
1,904,563		5.500%, due 04/01/36	2,075,795	0.1
272,708		5.500%, due 05/01/36	297,226	0.0
1,377,575		5.500%, due 06/01/36	1,501,427	0.1
801,026		5.500%, due 10/01/36	873,044	0.0
859,229		5.500%, due 11/01/36	936,479	0.0
2,152,964		5.500%, due 11/01/36	2,346,528	0.1
463,558		5.500%, due 12/01/36	506,177	0.0
7,413,389		5.500%, due 12/01/36	8,094,957	0.2
869,331		5.500%, due 01/01/37	949,256	0.0
10,337,837		5.500%, due 03/01/37	11,249,504	0.3
934,374		5.500%, due 03/01/37	1,018,380	0.0
5,041,729		5.500%, due 03/01/37	5,495,012	0.2
891,163		5.500%, due 08/01/37	971,284	0.0
19,675		5.500%, due 01/01/38	21,411	0.0
67,030		5.500%, due 01/01/38	72,941	0.0
27,067		5.500%, due 01/01/38	29,454	0.0
291,106		5.500%, due 03/01/38	316,414	0.0
550,586		5.500%, due 05/01/38	598,453	0.0
754,437		5.500%, due 06/01/38	820,969	0.0
8,527,216		5.500%, due 09/01/38	9,279,209	0.3
3,792,036		5.500%, due 12/01/38	4,121,706	0.1
1,085,851		5.500%, due 06/01/39	1,181,609	0.0
88,190		5.500%, due 04/01/40	95,802	0.0
499,745		5.500%, due 05/01/40	543,503	0.0
1,493,928		5.500%, due 06/01/40	1,622,873	0.1
1,987,351		5.500%, due 06/01/40	2,161,369	0.1
47,275		5.500%, due 07/01/40	51,385	0.0
253		6.000%, due 11/01/11	256	0.0
15,960		6.000%, due 01/01/12	16,006	0.0
401,233		6.000%, due 10/01/18	435,364	0.0
68,589		6.000%, due 01/01/34	76,149	0.0
21,082		6.000%, due 07/01/34	23,359	0.0
477,039		6.000%, due 12/01/34	529,618	0.0
349,484		6.000%, due 05/01/35	385,820	0.0
662,245		6.000%, due 01/01/36	740,617	0.0
375,057		6.000%, due 01/01/36	417,333	0.0
273,397		6.000%, due 02/01/36	301,138	0.0
389,793		6.000%, due 03/01/36	429,345	0.0
249,275		6.000%, due 03/01/36	274,568	0.0
443,433		6.000%, due 04/01/36	488,427	0.0
148,969		6.000%, due 04/01/36	164,084	0.0
915,000		6.000%, due 04/18/36	1,058,032	0.0
983,967		6.000%, due 05/01/36	1,083,809	0.0
6,941		6.000%, due 06/01/36	7,646	0.0
137,101		6.000%, due 08/01/36	151,013	0.0
51,196		6.000%, due 08/01/36	56,391	0.0
1,145,607		6.000%, due 09/01/36	1,261,850	0.0
932,964		6.000%, due 09/01/36	1,027,631	0.0
379,743		6.000%, due 09/01/36	418,275	0.0
505,697		6.000%, due 09/01/36	557,009	0.0
82,860		6.000%, due 10/01/36	91,253	0.0
373,949		6.000%, due 10/01/36	411,894	0.0
628,532		6.000%, due 12/01/36	693,880	0.0
4,130,101		6.000%, due 12/01/36	4,551,716	0.1
186,896		6.000%, due 01/01/37	205,452	0.0
74,950		6.000%, due 02/01/37	82,527	0.0
87,978		6.000%, due 04/01/37	96,850	0.0
1,254,891		6.000%, due 07/01/37	1,379,479	0.0
68,763		6.000%, due 08/01/37	75,590	0.0
373,532		6.000%, due 08/01/37	410,617	0.0
104,870		6.000%, due 08/01/37	115,281	0.0
136,791		6.000%, due 08/01/37	150,264	0.0
783,356		6.000%, due 09/01/37	861,129	0.0
31,599		6.000%, due 09/01/37	34,736	0.0
204,094		6.000%, due 09/01/37	224,357	0.0
265,365		6.000%, due 09/01/37	291,711	0.0
277,556		6.000%, due 09/01/37	305,112	0.0
99,029		6.000%, due 09/01/37	108,860	0.0
14,616		6.000%, due 09/01/37	16,068	0.0
8,443		6.000%, due 10/01/37	9,281	0.0
260,890		6.000%, due 10/01/37	286,791	0.0
50,498		6.000%, due 10/01/37	55,749	0.0
39,983		6.000%, due 10/01/37	43,952	0.0
36,733		6.000%, due 10/01/37	40,380	0.0
328,251		6.000%, due 11/01/37	360,840	0.0
445,122		6.000%, due 11/01/37	488,967	0.0
787,083		6.000%, due 11/01/37	865,226	0.0
154,913		6.000%, due 11/01/37	170,293	0.0
529,797		6.000%, due 11/01/37	582,396	0.0
346,314		6.000%, due 11/01/37	380,696	0.0
77,123		6.000%, due 11/01/37	84,780	0.0
826,593		6.000%, due 11/01/37	908,658	0.0
114,204		6.000%, due 12/01/37	125,543	0.0
275,587		6.000%, due 12/01/37	302,948	0.0
1,177,194		6.000%, due 12/01/37	1,293,147	0.0
1,460,291		6.000%, due 12/01/37	1,605,271	0.1
172,614		6.000%, due 12/01/37	189,752	0.0
463,624		6.000%, due 12/01/37	509,653	0.0
259,474		6.000%, due 01/01/38	285,641	0.0
391,594		6.000%, due 01/01/38	430,472	0.0
18,420		6.000%, due 01/01/38	20,249	0.0
380,461		6.000%, due 01/01/38	417,937	0.0
505,153		6.000%, due 02/01/38	556,095	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
$1,865,948		6.000%, due 02/01/38	$2,050,035	0.1
71,963		6.000%, due 02/01/38	79,063	0.0
99,330		6.000%, due 03/01/38	109,130	0.0
473,881		6.000%, due 03/01/38	520,632	0.0
4,898,186		6.000%, due 04/01/38	5,384,484	0.2
379,195		6.000%, due 04/01/38	416,605	0.0
468,118		6.000%, due 05/01/38	514,301	0.0
458,886		6.000%, due 05/01/38	504,158	0.0
44,020		6.000%, due 06/01/38	48,363	0.0
251,442		6.000%, due 07/01/38	276,248	0.0
942,921		6.000%, due 07/01/38	1,035,946	0.0
45,867		6.000%, due 08/01/38	50,621	0.0
2,314,625		6.000%, due 08/01/38	2,542,977	0.1
17,007		6.000%, due 08/01/38	18,685	0.0
21,462		6.000%, due 09/01/38	23,559	0.0
993,691		6.000%, due 09/01/38	1,091,724	0.0
1,902,286		6.000%, due 09/01/38	2,089,958	0.1
252,561		6.000%, due 09/01/38	277,478	0.0
599,175		6.000%, due 09/01/38	658,287	0.0
1,240,108		6.000%, due 10/01/38	1,362,452	0.0
167,707		6.000%, due 10/01/38	184,252	0.0
1,390,047		6.000%, due 10/01/38	1,527,184	0.1
140,431		6.000%, due 10/01/38	154,286	0.0
710,885		6.000%, due 10/01/38	782,573	0.0
98,213		6.000%, due 05/01/39	107,903	0.0
6,520,000	W	6.000%, due 10/01/39	7,152,645	0.2
253,256		6.000%, due 11/01/39	278,004	0.0
996		6.500%, due 02/01/18	1,099	0.0
60,002		6.500%, due 04/01/28	66,524	0.0
2,498		6.500%, due 04/01/30	2,830	0.0
10,382		6.500%, due 02/01/32	11,684	0.0
123,090		6.500%, due 08/01/32	138,528	0.0
131,160		6.500%, due 02/01/34	147,036	0.0
49,716		6.500%, due 11/01/34	55,640	0.0
108,912		6.500%, due 01/01/36	121,789	0.0
413,122		6.500%, due 03/01/36	459,770	0.0
798,023		6.500%, due 04/01/36	888,133	0.0
20,432		6.500%, due 05/01/36	22,841	0.0
49,163		6.500%, due 06/01/36	54,715	0.0
259,806		6.500%, due 07/01/36	289,142	0.0
268,224		6.500%, due 07/01/36	298,511	0.0
16,871		6.500%, due 07/01/36	18,777	0.0
1,264,761		6.500%, due 07/01/36	1,407,573	0.1
32,840		6.500%, due 07/01/36	36,644	0.0
1,150,154		6.500%, due 07/01/36	1,280,025	0.0
51,584		6.500%, due 08/01/36	57,666	0.0
14,046		6.500%, due 08/01/36	15,632	0.0
12,951		6.500%, due 08/01/36	14,413	0.0
43,159		6.500%, due 09/01/36	48,289	0.0
1,517,858		6.500%, due 09/01/36	1,689,250	0.1
14,228		6.500%, due 09/01/36	15,834	0.0
158,257		6.500%, due 09/01/36	176,127	0.0
37,780		6.500%, due 11/01/36	42,046	0.0
8,619		6.500%, due 11/01/36	9,592	0.0
51,051		6.500%, due 11/01/36	56,816	0.0
15,938		6.500%, due 12/01/36	17,888	0.0
36,410		6.500%, due 12/01/36	40,521	0.0
18,430		6.500%, due 12/01/36	20,511	0.0
417,561		6.500%, due 01/01/37	464,710	0.0
437,525		6.500%, due 01/01/37	486,929	0.0
232,067		6.500%, due 01/01/37	258,271	0.0
7,371		6.500%, due 01/01/37	8,204	0.0
313,185		6.500%, due 02/01/37	347,375	0.0
3,864		6.500%, due 03/01/37	4,286	0.0
759,801		6.500%, due 03/01/37	842,746	0.0
112,183		6.500%, due 03/01/37	124,850	0.0
153,562		6.500%, due 03/01/37	170,326	0.0
942,329		6.500%, due 03/01/37	1,045,200	0.0
280,609		6.500%, due 04/01/37	311,593	0.0
14,532		6.500%, due 04/01/37	16,119	0.0
45,779		6.500%, due 04/01/37	50,777	0.0
13,912		6.500%, due 07/01/37	15,431	0.0
65,261		6.500%, due 08/01/37	72,386	0.0
89,245		6.500%, due 08/01/37	98,988	0.0
34,960		6.500%, due 08/01/37	38,776	0.0
9,243		6.500%, due 08/01/37	10,290	0.0
2,352,579		6.500%, due 09/01/37	2,609,402	0.1
23,171		6.500%, due 09/01/37	25,700	0.0
27,144		6.500%, due 09/01/37	30,107	0.0
662,519		6.500%, due 09/01/37	734,844	0.0
267,355		6.500%, due 09/01/37	296,542	0.0
6,380		6.500%, due 09/01/37	7,076	0.0
167,717		6.500%, due 09/01/37	186,027	0.0
4,700		6.500%, due 09/01/37	5,213	0.0
17,545		6.500%, due 09/01/37	19,460	0.0
117,765		6.500%, due 09/01/37	130,621	0.0
27,707		6.500%, due 10/01/37	30,731	0.0
59,107		6.500%, due 10/01/37	65,559	0.0
35,875		6.500%, due 10/01/37	39,926	0.0
485,816		6.500%, due 11/01/37	538,851	0.0
949,067		6.500%, due 11/01/37	1,052,673	0.0
26,410		6.500%, due 12/01/37	29,293	0.0
7,897		6.500%, due 12/01/37	8,759	0.0
16,933		6.500%, due 12/01/37	18,781	0.0
708,002		6.500%, due 12/01/37	785,292	0.0
4,122		6.500%, due 12/01/37	4,572	0.0
131,071		6.500%, due 12/01/37	145,379	0.0
181,280		6.500%, due 12/01/37	201,070	0.0
366,055		6.500%, due 12/01/37	406,016	0.0
45,152		6.500%, due 12/01/37	50,081	0.0
1,927,707		6.500%, due 12/01/37	2,138,148	0.1
9,409		6.500%, due 12/01/37	10,439	0.0
20,078		6.500%, due 01/01/38	22,270	0.0
281,778		6.500%, due 01/01/38	312,539	0.0
200,901		6.500%, due 01/01/38	222,832	0.0
9,566		6.500%, due 01/01/38	10,599	0.0
254,287		6.500%, due 01/01/38	282,046	0.0
1,397,208		6.500%, due 02/01/38	1,547,990	0.1
672,937		6.500%, due 03/01/38	745,558	0.0
663,486		6.500%, due 04/01/38	735,916	0.0
34,220		6.500%, due 05/01/38	37,924	0.0
1,799		6.500%, due 06/01/38	2,030	0.0
17,270		6.500%, due 07/01/38	19,134	0.0
1,481,457		6.500%, due 08/01/38	1,641,331	0.1
2,506,193		6.500%, due 08/01/38	2,776,653	0.1
612,936		6.500%, due 08/01/38	679,082	0.0
1,280,963		6.500%, due 09/01/38	1,419,201	0.1
9,679		6.500%, due 09/01/38	10,723	0.0
478,476		6.500%, due 09/01/38	530,112	0.0
13,474		6.500%, due 09/01/38	15,080	0.0
165,408		6.500%, due 09/01/38	183,327	0.0
332,927		6.500%, due 10/01/38	369,271	0.0
60,689		6.500%, due 10/01/38	67,428	0.0
502,343		6.500%, due 10/01/38	556,555	0.0
13,520		6.500%, due 10/01/38	14,979	0.0
562,639		6.500%, due 11/01/38	623,357	0.0
19,065		6.500%, due 01/01/39	21,218	0.0
111,878		6.500%, due 01/01/39	124,092	0.0
371,445		6.500%, due 01/01/39	411,878	0.0
1,220,362		6.500%, due 02/01/39	1,345,958	0.0
293,771		6.500%, due 03/01/39	325,473	0.0
46,056		6.500%, due 08/01/39	50,795	0.0
18,593		6.500%, due 09/01/39	20,506	0.0
2,365,000		6.625%, due 11/15/30	3,534,623	0.1
3,430,000		7.125%, due 01/15/30	5,276,252	0.2
1,560,000		7.250%, due 05/15/30	2,442,086	0.1
			789,385,356	20.3

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Government National Mortgage Association: 6.4%
$11,670,000	W	4.000%, due 10/15/39	$12,483,253	0.3
23,025,000		4.000%, due 06/20/41	24,633,151	0.6
68,565,000	^^	4.500%, due 03/20/39	74,339,455	1.9
8,885,342		4.500%, due 05/20/41	9,649,165	0.3
9,361,726		4.500%, due 06/20/41	10,166,501	0.3
2,687,551		4.500%, due 07/20/41	2,918,585	0.1
117,089		5.000%, due 10/15/37	128,889	0.0
826,710		5.000%, due 03/15/39	908,922	0.0
606,560		5.000%, due 08/15/39	666,879	0.0
9,004,544		5.000%, due 09/15/39	9,900,001	0.3
40,710,000		5.000%, due 06/20/40	44,723,750	1.2
6,003,264		5.000%, due 08/15/40	6,600,259	0.2
318,513		5.500%, due 09/15/33	354,008	0.0
418,680		5.500%, due 07/20/38	464,126	0.0
7,851,380		5.500%, due 09/20/39	8,663,113	0.2
221,273		5.500%, due 10/20/39	245,291	0.0
7,063,310		5.500%, due 11/20/39	7,793,677	0.2
119,081		5.500%, due 11/20/39	132,007	0.0
89,150		5.500%, due 12/20/40	98,816	0.0
257,278		5.500%, due 01/20/41	285,607	0.0
850,953		5.500%, due 03/20/41	943,320	0.0
2,849,911		5.500%, due 04/20/41	3,159,255	0.1
4,963,364		5.500%, due 05/20/41	5,502,114	0.2
4,517,020		5.500%, due 06/20/41	5,007,322	0.1
200,375		6.000%, due 10/15/36	223,925	0.0
489,730		6.000%, due 08/15/37	546,830	0.0
474,419		6.000%, due 11/15/37	529,733	0.0
91,881		6.000%, due 12/15/37	102,594	0.0
393,620		6.000%, due 01/15/38	439,391	0.0
449,439		6.000%, due 01/15/38	501,701	0.0
257,872		6.000%, due 02/15/38	288,298	0.0
8,432		6.000%, due 02/15/38	9,412	0.0
1,335,964		6.000%, due 02/15/38	1,491,313	0.0
11,521		6.000%, due 04/15/38	12,861	0.0
1,382,786		6.000%, due 05/15/38	1,544,444	0.1
2,793,177		6.000%, due 05/15/38	3,117,974	0.1
352,853		6.000%, due 07/15/38	393,884	0.0
532,978		6.000%, due 09/15/38	594,954	0.0
664,988		6.000%, due 11/15/38	742,314	0.0
6,804,758		6.000%, due 08/20/40	7,613,813	0.2
48,494		7.000%, due 12/15/37	56,598	0.0
			247,977,505	6.4
		Other U.S. Agency Obligations: 0.0%
75,000		5.125%, due 08/25/16	88,664	0.0
10,000		6.150%, due 01/15/38	14,535	0.0
			103,199	0.0
		Total U.S. Government Agency Obligations
		(Cost $1,413,429,562)	1,443,834,853	37.1
FOREIGN GOVERNMENT BONDS: 0.9%
3,400,000		Eksportfinans ASA, 5.500%, 06/26/17	4,030,877	0.1
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,451,440	0.3
3,700,000		Japan Finance Corp., 2.500%, 05/18/16	3,869,848	0.1
2,705,000		Poland Government International Bond, 5.125%, 04/21/21	2,705,000	0.1
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,317,944	0.2
3,355,000		Peruvian Government International Bond, 7.125%, 03/30/19	4,067,938	0.1
		Total Foreign Government Bonds
		(Cost $33,760,638)	33,443,047	0.9
		Total Long-Term Investments
		(Cost $3,520,389,073)	3,662,690,609	94.2
SHORT-TERM INVESTMENTS: 15.9%
		U.S. Government Agency Obligations: 1.5%
60,000,000	Z	Freddie Mac Discount Notes, 02/21/12
		(Cost $59,971,400)	59,997,660	1.5
		Securities Lending Collateral(cc)(1): 0.3%
10,032,970		BNY Mellon Overnight Government Fund
		(Cost $10,032,970)	10,032,970	0.3

Shares			Value	Percentage of Net Assets
		Sovereign: 10.6%
14,000,000		United States Treasury Bill	$13,989,094	0.4
80,000,000		United States Treasury Bill	79,965,440	2.0
319,000,000		United States Treasury Bill	318,878,461	8.2
		Total Sovereign
		(Cost $412,731,004)	412,832,995	10.6
		Mutual Funds: 3.5%
137,526,241		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $137,526,241)	137,526,241	3.5
		Total Short-Term Investments
		(Cost $620,261,615)	620,389,866	15.9
		Total Investments in Securities (Cost $4,140,650,688)*	$4,283,080,475	110.1
		Liabilities in Excess of Other Assets	(391,472,034)	(10.1)
		Net Assets	$3,891,608,441	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $4,141,461,258.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$150,081,315
	Gross Unrealized Depreciation	(8,462,098)
	Net Unrealized appreciation	$141,619,217

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$901,818,977	$—	$901,818,977
Collateralized Mortgage Obligations	—	87,945,689	—	87,945,689
Municipal Bonds	—	35,106,343	—	35,106,343
Short-Term Investments	147,559,211	472,830,655	—	620,389,866
U.S. Treasury Obligations	62,931,906	1,097,609,794	—	1,160,541,700
Foreign Government Bonds	—	33,443,047	—	33,443,047
U.S. Government Agency Obligations	—	1,443,834,853	—	1,443,834,853
Total Investments, at value	$210,491,117	$4,072,589,358	$—	$4,283,080,475

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Consumer Discretionary: 3.0%
4,245	Accor S.A.	$113,036	0.1
23,340	Arcelik A/S	91,490	0.1
1,456	Axel Springer AG	50,113	0.0
16,193	Compass Group PLC	130,639	0.1
15,731	Crown Ltd.	119,838	0.1
14,183	DaimlerChrysler AG	630,779	0.4
9,973	David Jones Ltd.	28,675	0.0
3,026	Electrolux AB	44,500	0.0
35,084	John Fairfax Holdings Ltd.	27,572	0.0
18,811	Ford Otomotiv Sanayi A/S	131,052	0.1
7,871	Foschini Group Ltd./The	82,531	0.0
1,582	Gestevision Telecinco S.A.	8,993	0.0
2,900	Groupe Aeroplan, Inc.	33,016	0.0
4,700	H&R Block, Inc.	62,557	0.0
23,568	Harvey Norman Holdings Ltd.	48,426	0.0
24,861	Hennes & Mauritz AB	744,384	0.4
23,800	Home Retail Group	41,360	0.0
6,245	Imperial Holdings Ltd.	81,179	0.0
5,030	Kangwon Land, Inc.	115,114	0.1
3,905	Lagardere SCA	95,920	0.1
4,400	Leggett & Platt, Inc.	87,076	0.1
500	Lojas Renner SA	13,397	0.0
20,457	Marks & Spencer Group PLC	99,617	0.1
7,700	Mattel, Inc.	199,353	0.1
31,105	Mediaset S.p.A.	97,968	0.1
5,621	Metropole Television SA	91,136	0.0
2,161	Next PLC	84,722	0.0
17,149	OPAP S.A.	172,966	0.1
13,123	PagesJaunes Groupe S.A.	51,693	0.0
13,896	Pearson PLC	245,114	0.1
1,764	Peugeot S.A.	37,527	0.0
72,000	POU Chen Corp.	51,700	0.0
13,274	Reed Elsevier NV	145,968	0.1
20,306	Reed Elsevier PLC	155,464	0.1
1,700	Sankyo Co., Ltd.	91,987	0.1
5,280	Sanoma-WSOY OYJ	62,072	0.0
3,900	Shaw Communications, Inc. - Class B	79,124	0.1
47,000	Singapore Press Holdings Ltd.	134,384	0.1
687	Societe Television Francaise (T.F.1)	8,541	0.0
46,354	TABCORP Holdings Ltd.	114,226	0.1
54,159	Tattersall’s Ltd.	115,874	0.1
6,000	Television Broadcasts Ltd.	32,729	0.0
25,192	Thomas Cook Group PLC	15,528	0.0
14,887	Tofas Truk Otomobil Fabrika	52,812	0.0
21,821	TUI Travel PLC	50,331	0.0
5,628	Wolters Kluwer NV	91,334	0.1
25,907	Woolworths Holdings Ltd./South Africa	111,857	0.1
32,100	Yellow Media, Inc.	4,748	0.0
		5,180,422	3.0
	Consumer Staples: 10.2%
43,650	Altria Group, Inc.	1,170,257	0.7
18,000	Astra Agro Lestari Tbk PT	39,008	0.0
7,600	British American Tobacco Malaysia Bhd	106,046	0.1
35,729	British American Tobacco PLC	1,508,673	0.9
3,700	Campbell Soup Co.	119,769	0.1
9,463	Carrefour S.A.	215,491	0.1
2,193	Casino Guichard Perrachon S.A.	171,175	0.1
55,500	Charoen Pokphand Foods PCL	47,430	0.0
24,000	Cia de Bebidas das Americas	584,986	0.3
13,860	Coca-Cola Amatil Ltd.	158,778	0.1
3,900	ConAgra Foods, Inc.	94,458	0.0
33,792	Diageo PLC	644,302	0.4
49,083	Foster’s Group Ltd.	250,787	0.1
3,900	HJ Heinz Co.	196,872	0.1
17,419	Imperial Tobacco Group PLC	587,851	0.3
46,800	IOI Corp. Bhd	67,623	0.0
30,965	J Sainsbury PLC	131,852	0.1
6,900	Kimberly-Clark Corp.	489,969	0.3
22,800	Kimberly-Clark Corp.	116,314	0.1
22,850	Kraft Foods, Inc.	767,303	0.4
2,954	KT&G Corp.	183,840	0.1
2,200	Lawson, Inc.	124,531	0.1
2,400	Lorillard, Inc.	265,680	0.2
334,998	Marine Harvest	145,997	0.1
20,044	Metcash Ltd.	79,014	0.0
7,700	Natura Cosmeticos S.A.	131,046	0.1
42,053	Nestle S.A.	2,315,131	1.4
24,800	Philip Morris International, Inc.	1,547,024	0.9
10,146	Pick n Pay Stores Ltd.	45,738	0.0
9,662	Reckitt Benckiser PLC	489,556	0.3
12,200	Reynolds American, Inc.	457,256	0.3
2,500	Shiseido Co., Ltd.	48,484	0.0
31,400	Souza Cruz S.A.	312,789	0.2
4,108	Spar Group Ltd./The	48,791	0.0
5,800	Supervalu, Inc.	38,628	0.0
5,000	Sysco Corp.	129,500	0.1
12,158	Tate & Lyle PLC	117,890	0.1
105,328	Tesco PLC	616,969	0.4
22,155	Unilever NV	701,279	0.4
20,092	Unilever PLC	629,367	0.4
24,376	Wesfarmers Ltd.	736,509	0.4
36,112	WM Morrison Supermarkets PLC	162,820	0.1
28,114	Woolworths Ltd.	671,827	0.4
		17,468,610	10.2
	Energy: 8.1%
6,900	ARC Resources Ltd.	148,548	0.1
700	Baytex Energy Corp.	29,265	0.0
5,400	Bonavista Energy Corp.	121,408	0.1
7,135	Caltex Australia Ltd.	73,537	0.0
11,000	Canadian Oil Sands Ltd.	214,038	0.1
18,700	ConocoPhillips	1,184,084	0.7

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Energy (continued)
5,300	Cresent Point Energy Corp.	$199,528	0.1
3,500	Diamond Offshore Drilling	191,590	0.1
6,500	Enerplus Corp.	160,469	0.1
92,802	ENI S.p.A.	1,632,636	0.9
110,000	Formosa Petrochemical Corp.	299,989	0.2
2,298	Fred Olsen Energy ASA	65,523	0.0
13,025	Hellenic Petroleum S.A.	101,828	0.1
15,000	Husky Energy, Inc.	324,792	0.2
9,400	Lukoil-Spon	477,990	0.3
7,400	OAO Gazprom ADR	129,500	0.1
4,582	OMV AG	136,390	0.1
15,136	Origin Energy Ltd.	193,681	0.1
2,100	Pembina Pipeline Corp.	51,403	0.0
12,801	Pengrowth Energy Corp.	115,684	0.1
10,313	Penn West Petroleum Ltd.	153,037	0.1
400	PetroBakken Energy Ltd.	2,577	0.0
218,000	PetroChina Co., Ltd.	264,063	0.1
6,300	Petronas Dagangan BHD	31,378	0.0
400	Provident Energy Ltd.	3,275	0.0
20,657	Repsol YPF S.A.	545,318	0.3
53,783	Royal Dutch Shell PLC - Class B	1,673,449	1.0
13,904	Santos Ltd.	150,475	0.1
11,100	Spectra Energy Corp.	272,283	0.1
52,474	Statoil ASA	1,125,981	0.7
9,000	TonenGeneral Sekiyu KK	103,414	0.1
49,748	Total S.A.	2,194,847	1.3
10,924	TransCanada Corp.	443,465	0.3
8,950	Tupras Turkiye Petrol Rafine	183,510	0.1
1,900	Vermilion Energy, Inc.	79,851	0.0
9,274	Woodside Petroleum Ltd.	287,342	0.2
4,948	WorleyParsons Ltd.	123,460	0.1
10,300	YPF SA ADR	352,363	0.2
		13,841,971	8.1
	Financials: 24.5%
28,160	Aberdeen Asset Management PLC	75,407	0.0
11,565	ABSA Group Ltd.	191,690	0.1
6,406	Admiral Group PLC	125,665	0.1
28,049	African Bank Investments Ltd.	114,100	0.1
49,428	Ageas	85,121	0.1
4,900	AGF Management Ltd.	70,889	0.0
8,316	Allianz AG	779,450	0.5
1,500	American Campus Communities, Inc.	55,815	0.0
700	American National Insurance	48,475	0.0
19,351	Amlin PLC	85,047	0.1
70,601	AMP Ltd.	265,182	0.2
3,600	Apollo Investment Corp.	27,072	0.0
3,400	Ares Capital Corp.	46,818	0.0
1,600	Arthur J. Gallagher & Co.	42,080	0.0
13,648	Ashmore Group PLC	68,566	0.0
5,845	ASX Ltd.	169,773	0.1
79,835	Australia & New Zealand Banking Group Ltd.	1,481,830	0.9
75,889	Aviva PLC	356,898	0.2
40,446	AXA S.A.	526,196	0.3
1,098	Baloise Holding AG	80,410	0.1
38,731	Banca Carige S.p.A	74,904	0.0
6,576	Banca Popolare di Sondrio Scarl	47,839	0.0
1,734,889	Banco de Chile	203,686	0.1
31,758	Banco De Sabadell S.A.	113,393	0.1
56,300	Banco do Brasil S.A.	728,808	0.4
20,214	Banco Espanol de Credito SA (Banesto)	120,720	0.1
25,933	Banco Espirito Santo S.A.	68,685	0.0
72,000	Banco Santander Brasil S.A.	533,419	0.3
234,879	Banco Santander Central Hispano S.A.	1,920,341	1.1
3,218,807	Banco Santander Chile S.A.	232,034	0.1
1,688	Bank Handlowy w Warszawie	35,130	0.0
19,033	Bank Leumi Le-Israel BM	58,310	0.0
1,347	Bank of Austria - Escrow	—	—
1,287,800	Bank of China Ltd.	398,216	0.2
9,547	Bank of Montreal	534,519	0.3
14,000	Bank of Nova Scotia	704,342	0.4
8,424	Bank of Queensland Ltd.	57,561	0.0
3,577	Bank Pekao S.A.	143,882	0.1
10,123	Bankinter S.A.	54,979	0.0
80,044	Banco Bilbao Vizcaya Argentaria S.A.	662,735	0.4
7,525	Bendigo Bank Ltd.	60,952	0.0
34,200	BM&F Bovespa S.A.	157,699	0.1
16,737	BNP Paribas	659,815	0.4
177,500	BOC Hong Kong Holdings Ltd.	375,291	0.2
306	Bolsas y Mercados Espanoles	8,197	0.0
15,162	British Land Co. PLC	111,682	0.1
6,900	Canadian Imperial Bank of Commerce	483,178	0.3
3,805	Capitol Federal Financial, Inc.	40,181	0.0
6,100	Castellum AB	74,328	0.0
900	CBL & Associates Properties, Inc.	10,224	0.0
332,245	China Development Financial Holding Corp.	98,704	0.1
6,300	CI Financial Corp.	124,689	0.1
4,600	Cincinnati Financial Corp.	121,118	0.1
14,219	CNP Assurances	209,360	0.1
45,940	Commonwealth Bank of Australia	1,997,910	1.2
8,069,086	Corpbanca	101,863	0.1
36,054	Credit Agricole S.A.	247,954	0.1
17,386	Credit Suisse Group	454,839	0.3
83,250	Criteria Caixacorp S.A.	364,733	0.2
2,100	Daito Trust Construction Co., Ltd.	192,526	0.1
1,097	Delta Lloyd NV	17,311	0.0
2,544	Deutsche Boerse AG	128,664	0.1
1,300	Digital Realty Trust, Inc.	71,708	0.0
27,978	DnB NOR ASA	278,833	0.2

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Financials (continued)
8,800	Duke Realty Corp.	$92,400	0.1
1,300	Entertainment Properties Trust	50,674	0.0
381	Euler Hermes SA	22,994	0.0
3,600	Fidelity National Title Group, Inc.	54,648	0.0
5,300	First Capital Realty, Inc.	85,982	0.1
4,700	First Niagara Financial Group, Inc.	43,005	0.0
100,921	FirstRand Ltd.	243,953	0.1
153,292	Fubon Financial Holding Co., Ltd.	158,295	0.1
3,100	Genworth MI Canada, Inc.	59,846	0.0
16,033	Gjensidige Forsikring ASA	165,528	0.1
18,850	Great-West Lifeco, Inc.	370,740	0.2
2,890	Groupe Bruxelles Lambert S.A.	202,975	0.1
80,400	Guangzhou R&F Properties Co., Ltd.	59,168	0.0
2,200	H&R Real Estate Investment Trust	44,025	0.0
699	Hammerson PLC	4,092	0.0
32,500	Hang Seng Bank Ltd.	380,728	0.2
2,948	Hannover Rueckversicheru - Reg	133,283	0.1
7,500	HCP, Inc.	262,950	0.2
3,200	Health Care Real Estate Investment Trust, Inc.	149,760	0.1
500	Highwoods Properties, Inc.	14,130	0.0
26,500	Hopewell Holdings	76,035	0.0
3,900	Hospitality Properties Trust	82,797	0.1
253,411	HSBC Holdings PLC	1,940,958	1.1
13,600	Hudson City Bancorp., Inc.	76,976	0.1
1,171	ICADE	91,491	0.1
15,017	ICAP PLC	95,720	0.1
3,272	IG Group Holdings PLC	22,675	0.0
5,050	IGM Financial, Inc.	214,646	0.1
56,231	Insurance Australia Group	162,779	0.1
183,962	Intesa Sanpaolo S.p.A.	288,496	0.2
1,389	Investor AB	23,860	0.0
30,000	Keppel Land Ltd.	58,598	0.0
3,300	Kimco Realty Corp.	49,599	0.0
4,587	Klepierre	128,579	0.1
1,000	Komercni Banka AS	185,469	0.1
25,210	Korea Exchange Bank	147,758	0.1
305,700	Land and Houses PCL	63,386	0.0
128,961	Legal & General Group PLC	192,607	0.1
16,709	Lend Lease Corp., Ltd.	112,218	0.1
9,762	Liberty Holdings Ltd.	96,357	0.1
3,600	Liberty Property Trust	104,796	0.1
2,200	Macerich Co.	93,786	0.1
1,700	Mack-Cali Realty Corp.	45,475	0.0
8,319	Macquarie Group Ltd.	179,906	0.1
224,800	Malayan Banking BHD	560,211	0.3
85,192	Man Group PLC	220,373	0.1
66,736	Corp. Mapfre S.A.	206,068	0.1
12,875	Mediolanum S.p.A	46,778	0.0
237,660	Mega Financial Holdings Co., Ltd.	163,197	0.1
155,000	Mitsubishi UFJ Financial Group, Inc.	711,396	0.4
7,598	Mizrahi Tefahot Bank Ltd.	62,413	0.0
400,400	Mizuho Financial Group, Inc.	586,340	0.3
48,300	MMI Holdings Ltd	101,571	0.1
4,516	Muenchener Rueckversicherungs AG	560,871	0.3
64,070	National Australia Bank Ltd.	1,360,931	0.8
2,500	National Retail Properties, Inc.	67,175	0.0
56,242	Natixis	176,924	0.1
8,975	Nedcor Ltd.	151,479	0.1
13,250	New York Community Bancorp., Inc.	157,675	0.1
8,250	NKSJ Holdings, Inc.	183,145	0.1
53,017	Nordea Bank AB	429,073	0.3
2,700	NYSE Euronext	62,748	0.0
39,947	Old Mutual PLC	64,820	0.0
10,000	Old Republic International Corp.	89,200	0.1
3,200	Omega Healthcare Investors, Inc.	50,976	0.0
7,700	People’s United Financial, Inc.	87,780	0.1
2,700	Piedmont Office Realty Trust, Inc.	43,659	0.0
27,432	Platinum Asset Management Ltd.	100,021	0.1
3,700	Plum Creek Timber Co., Inc.	128,427	0.1
1,010	Pohjola Bank PLC	10,625	0.0
8,900	Power Corp. of Canada	195,088	0.1
13,900	Power Financial Corp.	340,370	0.2
18,904	Powszechna Kasa Oszczednosci Bank Polski S.A.	186,267	0.1
39,207	Prudential PLC	336,713	0.2
69,191	Public Bank BHD	263,378	0.2
42,740	QBE Insurance Group Ltd.	524,856	0.3
6,770	Ratos AB	77,720	0.0
3,000	Realty Income Corp.	96,720	0.1
128,576	Redefine Properties Ltd.	127,191	0.1
2,200	Regency Centers Corp.	77,726	0.1
38,500	Resona Holdings, Inc.	183,688	0.1
7,148	RioCan Real Estate Investment Trust	177,353	0.1
21,641	RMB Holdings Ltd.	67,630	0.0
19,556	Royal Bank of Canada	896,900	0.5
107,294	Royal & Sun Alliance Insurance Group	184,649	0.1
12,122	Sampo OYJ	304,473	0.2
46,950	Sanlam Ltd.	156,818	0.1
6,185	Scor S.A.	133,417	0.1
23,767	Segro PLC	81,076	0.1
4,100	Senior Housing Properties Trust	88,314	0.1
23,000	Singapore Exchange Ltd.	115,609	0.1
10,832	Societe Generale	283,557	0.2
26,552	Standard Bank Group Ltd.	303,780	0.2
56,655	Standard Life PLC	175,330	0.1
9,100	Sul America SA	74,968	0.0

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Financials (continued)
22,700	Sumitomo Mitsui Financial Group, Inc.	$639,586	0.4
11,100	Sun Life Financial, Inc.	265,133	0.2
34,059	Suncorp-Metway Ltd.	259,312	0.2
11,795	Svenska Handelsbanken AB	300,137	0.2
803	Swiss Prime Site AG	64,700	0.0
7,179	Swiss Re Ltd.	336,773	0.2
16,000	United Overseas Bank Ltd.	205,740	0.1
4,002	Ventas, Inc.	197,699	0.1
3,253	Washington H Soul Pattinson & Co. Ltd.	39,929	0.0
104,002	Westpac Banking Corp.	2,014,022	1.2
4,053	Zurich Financial Services AG	844,258	0.5
		41,920,645	24.5
	Health Care: 11.3%
19,200	Abbott Laboratories	981,888	0.6
6,200	Astellas Pharma, Inc.	234,031	0.1
29,480	AstraZeneca PLC	1,308,312	0.8
30,900	Bristol-Myers Squibb Co.	969,642	0.5
879	Cochlear Ltd.	38,966	0.0
6,941	CSL Ltd.	197,050	0.1
12,700	Daiichi Sankyo Co., Ltd.	264,750	0.2
4,600	Eisai Co., Ltd.	185,603	0.1
23,150	Eli Lilly & Co.	855,856	0.5
108,973	GlaxoSmithKline PLC	2,248,675	1.3
31,400	Johnson & Johnson	2,000,494	1.2
36,645	Life Healthcare Group Holdings Ltd.	87,521	0.1
45,800	Merck & Co., Inc.	1,498,118	0.9
39,910	Novartis AG	2,229,440	1.3
700	Ono Pharmaceutical Co., Ltd.	41,765	0.0
110,000	Pfizer, Inc.	1,944,800	1.1
2,569	Ramsay Health Care Ltd.	46,899	0.0
11,619	Roche Holding AG - Genusschein	1,876,610	1.1
22,629	Sanofi-Aventis	1,488,459	0.9
9,713	Sonic Healthcare Ltd.	106,165	0.1
1,200	Suzuken Co., Ltd.	32,276	0.0
13,800	Takeda Pharmaceutical Co., Ltd.	654,510	0.4
		19,291,830	11.3
	Industrials: 4.2%
66,700	Aboitiz Equity Ventures, Inc.	57,627	0.0
8,488	ACS Actividades de Construccion y Servicios S.A.	299,121	0.2
12,938	Altantia S.p.A.	186,028	0.1
14,164	Auckland International Airport Ltd.	24,620	0.0
10,408	Aveng Ltd.	44,335	0.0
81,288	BAE Systems PLC	335,734	0.2
8,663	Balfour Beatty PLC	34,268	0.0
750	Bilfinger Berger AG	56,525	0.0
7,013	Bouygues S.A.	231,999	0.1
32,426	Brambles Ltd.	199,898	0.1
20,508	Brisa-Auto Estradas de Portugal S.A.	72,557	0.0
822	Campbell Brothers Ltd.	32,749	0.0
60,000	Cathay Pacific Airways Ltd.	97,922	0.1
7,700	Cia de Concessoes Rodoviarias	198,494	0.1
64,000	ComfortDelgro Corp., Ltd.	63,550	0.0
10,000	Dai Nippon Printing Co., Ltd.	103,411	0.1
234	Delek Group Ltd.	35,476	0.0
4,386	Deutsche Lufthansa AG	56,861	0.0
25,764	Deutsche Post AG	329,851	0.2
200	EcoRodovias Infraestrutura e Logistica SA	1,463	0.0
3,908	Fomento de Construcciones y Contratas S.A.	96,349	0.1
10,563	Ferrovial SA	120,415	0.1
12,521	Finmeccanica S.p.A.	86,635	0.1
15,053	Firstgroup PLC	74,836	0.1
38,416	Hays PLC	41,172	0.0
219	Hochtief AG	13,679	0.0
28,900	Keppel Corp., Ltd.	169,477	0.1
2,509	Koninklijke Boskalis Westminster NV	77,172	0.1
10,587	Leighton Holdings Ltd.	188,028	0.1
4,500	Lockheed Martin Corp.	326,880	0.2
8,007	Melrose PLC	36,096	0.0
2,444	Metso OYJ	71,538	0.0
73,300	MISC Bhd	133,884	0.1
21,200	Mitsui & Co., Ltd.	307,088	0.2
9,000	Nippon Yusen KK	24,412	0.0
24,666	Orkla ASA	187,491	0.1
15,500	Peab AB	75,653	0.1
5,300	Pitney Bowes, Inc.	99,640	0.1
29,238	Quinenco SA	66,809	0.0
12,621	Koninklijke Philips Electronics NV	226,445	0.1
6,100	RR Donnelley & Sons Co.	86,132	0.1
3,456	Scania AB - B Shares	49,377	0.0
3,400	Seco Tools AB	36,387	0.0
7,054	Securitas AB	51,309	0.0
8,000	SembCorp Industries Ltd.	20,648	0.0
48,000	SembCorp Marine Ltd.	117,530	0.1
99	SGS S.A.	150,401	0.1
27,000	Shanghai Industrial Holdings Ltd.	75,526	0.1
14,000	SIA Engineering Co., Ltd.	40,473	0.0
11,113	Skanska AB	153,843	0.1
82,930	Snam Rete Gas S.p.A.	382,855	0.2
75,000	Singapore Technologies Engineering Ltd.	159,652	0.1
39,000	Thai Airways International	24,892	0.0
5,488	TNT NV	24,006	0.0
17,580	Toll Holdings Ltd.	73,721	0.1
1,000	Toppan Printing Co., Ltd.	7,283	0.0
1,218	United Group Ltd.	13,316	0.0
8,797	Vinci S.A.	377,320	0.2
4,590	Wartsila OYJ	108,912	0.1
6,600	Waste Management, Inc.	214,896	0.1
6,447	Zardoya-Otis S.A.	81,954	0.1

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Industrials (continued)
112,000	Zhejiang Expressway Co., Ltd.	$67,749	0.0
		7,204,370	4.2
	Information Technology: 2.5%
63,000	Acer, Inc.	76,451	0.0
19,398	Asustek Computer, Inc.	144,561	0.1
12,220	Cielo SA	269,064	0.1
107,720	Compal Electronics, Inc.	97,953	0.1
2,460	Computershare Ltd.	17,516	0.0
17,000	Delta Electronics, Inc.	39,821	0.0
1,200	Diebold, Inc.	33,012	0.0
6,000	Hoya Corp.	139,107	0.1
3,133	Indra Sistemas S.A.	45,042	0.0
22,224	Lite-On Technology Corp.	20,131	0.0
82,588	Macronix International	29,039	0.0
28,000	MediaTek, Inc.	304,462	0.2
4,200	Microchip Technology, Inc.	130,662	0.1
17,510	Nan Ya Printed Circuit Board Corp.	46,966	0.0
1,382	Neopost S.A.	101,336	0.1
2,000	Nintendo Co., Ltd.	293,875	0.2
117,544	Nokia OYJ	664,682	0.4
5,000	Novatek Microelectronics Corp., Ltd.	11,450	0.0
3,000	Oracle Corp. Japan	105,618	0.1
4,850	Paychex, Inc.	127,895	0.1
27,500	Powertech Technology, Inc.	58,475	0.0
87,220	Quanta Computer, Inc.	167,082	0.1
20,600	Redecard S.A.	277,296	0.2
9,000	Ricoh Co., Ltd.	75,432	0.0
104,560	Siliconware Precision Industries Co.	101,105	0.1
459	SMA Solar Technology AG	23,773	0.0
382,427	Taiwan Semiconductor Manufacturing Co., Ltd.	860,752	0.5
78,000	United Microelectronics Corp.	28,764	0.0
29,398	Wistron Corp.	32,992	0.0
		4,324,314	2.5
	Materials: 3.2%
597	Acerinox S.A.	6,709	0.0
15,208	Adelaide Brighton Ltd	38,340	0.0
40,047	Alumina Ltd.	55,843	0.0
27,794	Amcor Ltd.	184,006	0.1
19,371	Antofagasta PLC	276,592	0.2
92,667	Asia Cement Corp.	95,380	0.1
12,080	BASF AG	736,461	0.4
62,158	BlueScope Steel Ltd.	42,860	0.0
4,009	Boliden AB	41,226	0.0
106,000	China Molybdenum Co., Ltd.	44,249	0.0
31,100	Cia Siderurgica Nacional S.A.	244,135	0.1
13,730	Cimpor Cimentos de Portugal SG	91,687	0.1
9,898	CRH PLC	153,928	0.1
51,024	Eregli Demir ve Celik Fabrikalari TAS	88,654	0.1
17,073	Fletcher Building Ltd.	99,854	0.1
68,000	Formosa Chemicals & Fibre Co.	174,735	0.1
76,000	Formosa Plastics Corp.	200,348	0.1
34,173	Incitec Pivot Ltd.	105,877	0.1
243,000	International Nickel Indonesia Tbk PT	82,669	0.0
7,205	Industrias Penoles SAB de CV	264,578	0.2
20,043	Israel Chemicals Ltd.	228,256	0.1
9,205	Kumba Iron Ore Ltd.	483,312	0.3
5,638	Lafarge S.A.	193,772	0.1
2,078	MacArthur Coal Ltd.	31,776	0.0
26,551	Nampak Ltd.	68,626	0.0
3,000	Nucor Corp.	94,920	0.1
23,386	OneSteel Ltd.	27,407	0.0
6,192	Orica Ltd.	138,961	0.1
12,463	OZ Minerals Ltd.	111,030	0.1
28,035	Pretoria Portland Cement Co., Ltd.	80,431	0.0
4,689	Rautaruukki OYJ	47,021	0.0
10,286	Rexam PLC	49,463	0.0
2,600	RPM International, Inc.	48,620	0.0
10,500	Siam Cement PCL	87,918	0.1
16,800	Southern Copper Corp.	419,832	0.3
11,692	Stora Enso OYJ (Euro Denominated Security)	68,435	0.0
6,210	Svenska Cellulosa AB - B Shares	75,613	0.0
86,000	Taiwan Cement Corp.	91,229	0.1
11,958	UPM-Kymmene OYJ	135,089	0.1
		5,509,842	3.2
	Telecommunication Services: 3.7%
89,500	Advanced Info Service PCL	366,139	0.2
14,300	BCE, Inc.	536,165	0.3
12,739	Belgacom S.A.	383,391	0.2
5,100	Bell Aliant, Inc.	134,569	0.1
2,865	Cellcom Israel Ltd.	58,490	0.0
22,800	Digi.com BHD	216,513	0.1
806	Elisa OYJ	16,476	0.0
5,330	Empresa Nacional de Telecom	102,429	0.1
106,159	Far EasTone Telecommunications Co., Ltd.	156,960	0.1
6,650	Globe Telecom, Inc.	134,306	0.1
52,626	Magyar Telekom Telecommunications PLC	117,127	0.1
1,995	Mobistar S.A.	113,888	0.1
23,935	MTN Group Ltd.	391,019	0.2
6,100	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	208,805	0.1
64,000	StarHub Ltd.	139,110	0.1
1,118	Swisscom AG	454,838	0.3
80,000	Taiwan Mobile Co., Ltd.	196,351	0.1
4,637	Tele2 AB - B Shares	83,988	0.1
10,600	Telefonica O2 Czech Republic A/S	225,523	0.1
312,600	Telefonos de Mexico SAB de CV	234,194	0.1
11,934	Telekom Austria AG	120,442	0.1
88,300	Telekom Malaysia BHD	112,713	0.1

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Telecommunication Services (continued)
46,000	Telekomunikacja Polska S.A.	$240,402	0.1
86,280	TeliaSonera AB	568,844	0.3
2,550	TELUS Corp.	124,957	0.1
52,300	Total Access Communication PCL	123,701	0.1
113,098	Turk Telekomunikasyon AS	485,645	0.3
16,979	Vodacom Group Pty Ltd.	189,249	0.1
		6,236,234	3.7
	Telecommunications: 15.5%
119,350	AT&T, Inc.	3,403,862	2.0
124,361	Bezeq Israeli Telecommunication Corp., Ltd.	232,695	0.1
91,022	BT Group PLC	243,969	0.2
20,565	Cable & Wireless Worldwide PLC	9,868	0.0
9,363	CenturyTel, Inc.	310,103	0.2
299,000	China Mobile Ltd.	2,922,815	1.7
158,673	Chunghwa Telecom Co., Ltd.	525,511	0.3
108,248	Deutsche Telekom AG	1,270,596	0.8
91,714	France Telecom S.A.	1,501,065	0.9
34,676	Frontier Communications Corp.	211,870	0.1
731	Inmarsat PLC	5,567	0.0
42,536	Koninklijke KPN NV	560,242	0.3
4,053	KT Corp.	122,094	0.1
9,260	LG Telecom Ltd.	49,883	0.0
136,900	Maxis Bhd	227,377	0.1
16,700	Mobile Telesystems OJSC ADR	205,410	0.1
15,500	Nippon Telegraph & Telephone Corp.	742,576	0.4
591	NTT DoCoMo, Inc.	1,076,831	0.6
6,323	Partner Communications	59,917	0.0
5,405	Philippine Long Distance Telephone Co.	269,457	0.2
27,926	Portugal Telecom SGPS S.A.	205,171	0.1
247,000	Singapore Telecommunications Ltd.	595,401	0.4
1,663	SK Telecom Co., Ltd.	210,019	0.1
87,382	Telecom Corp. of New Zealand Ltd.	173,691	0.1
298,489	Telecom Italia S.p.A.	324,311	0.2
139,629	Telefonica S.A.	2,675,954	1.6
279,000	Telekomunikasi Indonesia Tbk PT	237,952	0.1
22,889	Telenor ASA	353,022	0.2
17,080	Telkom SA Ltd.	67,611	0.1
578,483	Telstra Corp., Ltd.	1,722,850	1.0
57,000	Verizon Communications, Inc.	2,097,600	1.3
35,749	Vivendi	727,845	0.4
1,140,198	Vodafone Group PLC	2,938,621	1.7
18,150	Windstream Corp.	211,629	0.1
		26,493,385	15.5
	Utilities: 11.9%
88,211	AEM S.p.A.	109,737	0.1
160,600	Aboitiz Power Corp.	103,849	0.1
1,234	Acciona S.A.	104,027	0.1
100,630	AES Gener SA	50,004	0.0
2,400	AES Tiete SA	27,035	0.0
11,709	AGL Energy Ltd.	160,548	0.1
36,976	Aguas Andinas SA	19,508	0.0
2,600	Alliant Energy Corp.	100,568	0.1
4,750	Ameren Corp.	141,408	0.1
9,300	American Electric Power Co., Inc.	353,586	0.2
459	BKW FMB Energie AG	21,582	0.0
9,000	CenterPoint Energy, Inc.	176,580	0.1
97,350	Centrica PLC	448,747	0.3
12,228	CEZ A/S	468,537	0.3
12,000	Chubu Electric Power Co., Inc.	224,750	0.1
4,800	Chugoku Electric Power Co., Inc.	84,425	0.0
2,700	Cia de Saneamento Basico do Estado de Sao Paulo	62,810	0.0
9,764	Cia Energetica de Minas Gerais	115,802	0.1
32,000	CLP Holdings Ltd.	288,295	0.2
300	CMS Energy Corp.	5,937	0.0
4,750	Consolidated Edison, Inc.	270,845	0.2
25,000	CPFL Energia S.A.	273,235	0.2
8,500	Dominion Resources, Inc.	431,545	0.2
2,400	DPL, Inc.	72,336	0.0
2,082	Drax Group PLC	15,482	0.0
3,900	DTE Energy Co.	191,178	0.1
28,250	Duke Energy Corp.	564,718	0.3
53,773	E.ON AG	1,166,659	0.7
28,591	Electricite de France SA	828,020	0.5
5,300	Edison International	202,725	0.1
3,200	EDP - Energias do Brasil S.A.	63,821	0.0
3,800	Electric Power Development Co.	112,289	0.1
88,088	Empresa Nacional de Electricidad S.A.	127,619	0.1
4,384	Enagas	80,571	0.0
15,347	Endesa S.A.	355,285	0.2
195,465	Enel S.p.A.	862,822	0.5
81,821	Energias de Portugal S.A.	252,007	0.1
397,480	Enersis SA	137,774	0.1
2,300	Entergy Corp.	152,467	0.1
11,400	Exelon Corp.	485,754	0.3
7,400	FirstEnergy Corp.	332,334	0.2
600	Fortis, Inc.	18,855	0.0
15,904	Fortum OYJ	374,361	0.2
19,216	Gas Natural SDG S.A.	326,769	0.2
48,633	Gaz de France	1,444,964	0.8
80,000	Guangdong Investment Ltd.	49,722	0.0
25,583	Hera SpA	38,754	0.0
36,000	HongKong Electric Holdings	275,433	0.2
113,819	Iberdrola S.A.	769,517	0.5
1,550	Integrys Energy Group, Inc.	75,361	0.0
11,600	Kansai Electric Power Co., Inc.	200,464	0.1
10,300	Kyushu Electric Power Co., Inc.	165,602	0.1
12,300	Light S.A.	161,907	0.1
77,722	National Grid PLC	770,384	0.5

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
5,000		NextEra Energy, Inc.	$270,100	0.2
4,800		NiSource, Inc.	102,624	0.1
1,400		NSTAR	62,734	0.0
5,170		Pennon Group PLC	54,166	0.0
6,700		Pepco Holdings, Inc.	126,764	0.1
313,000		Perusahaan Gas Negara PT	94,077	0.1
42,700		Petronas Gas BHD	172,754	0.1
5,950		Pacific Gas & Electric Co.	251,744	0.1
2,300		Pinnacle West Capital Corp.	98,762	0.1
6,100		PPL Corp.	174,094	0.1
6,700		Progress Energy, Inc.	346,524	0.2
6,729		Public Power Corp.	53,448	0.0
6,300		Public Service Enterprise Group, Inc.	210,231	0.1
1,810		Red Electrica de Espana	82,479	0.0
16,133		RWE AG	595,115	0.3
2,800		SCANA Corp.	113,260	0.1
21,883		Scottish & Southern Energy PLC	439,130	0.3
7,238		Severn Trent PLC	172,935	0.1
2,500		Shikoku Electric Power Co.	68,728	0.0
15,350		Southern Co.	650,379	0.4
11,113		Suez Environnement S.A.	154,659	0.1
5,400		TECO Energy, Inc.	92,502	0.1
51,021		Terna S.p.A	189,198	0.1
12,300		Tohoku Electric Power Co., Inc.	170,410	0.1
4,800		Transalta Corp.	104,483	0.1
21,154		United Utilities Group PLC	204,765	0.1
13,081		Veolia Environnement	191,035	0.1
9,350		Xcel Energy, Inc.	230,851	0.1
194,000		YTL Power International	102,689	0.1
			20,299,954	11.9
		Total Common Stock
		(Cost $179,915,199)	167,771,577	98.1
EXCHANGE-TRADED FUNDS: 0.3%
13,000		iShares MSCI Emerging Markets Index Fund	455,910	0.3
		Total Exchange-Traded Funds
		(Cost $530,097)	455,910	0.3
RIGHTS: 0.0%
		Financials: 0.0%
80,044		Banco Bilbao Vizcaya Argentaria SA	11,796	0.0
83,250		CaixaBank	6,804	0.0
		Total Rights
		(Cost $—)	18,600	0.0
WARRANTS: 0.0%
		Energy: 0.0%
6,355		Etablissements Maurel et Prom	2,529	0.0
		Total Warrants
		(Cost $—)	2,529	0.0
		Total Long-Term Investments
		(Cost $180,445,296)	168,248,616	98.4
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
1,002,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,002,000)	1,002,000	0.6
		Total Short-Term Investments
		(Cost $1,002,000)	1,002,000	0.6
		Total Investments in Securities (Cost $181,447,296)*	$169,250,616	99.0
		Assets in Excess of Other Liabilities	1,665,088	1.0
		Net Assets	$170,915,704	100.0

	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $184,433,132.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$12,452,932
		Gross Unrealized Depreciation	(27,635,448)
		Net Unrealized depreciation	$(15,182,516)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$479,271	$4,701,151	$—	$5,180,422
Consumer Staples	6,672,638	10,795,972	—	17,468,610
Energy	4,655,150	9,186,821	—	13,841,971
Financials	11,273,902	30,646,743	—	41,920,645
Health Care	8,250,798	11,041,032	—	19,291,830
Industrials	994,314	6,210,056	—	7,204,370
Information Technology	837,929	3,486,385	—	4,324,314
Materials	1,140,711	4,369,131	—	5,509,842
Telecommunication Services	2,052,287	3,987,596	196,351	6,236,234
Telecommunications	6,440,474	20,052,911	—	26,493,385
Utilities	7,450,764	12,849,190	—	20,299,954
Total Common Stock	50,248,238	117,326,988	196,351	167,771,577
Exchange-Traded Funds	455,910	—	—	455,910
Rights	18,600	—	—	18,600
Warrants	2,529	—	—	2,529
Short-Term Investments	1,002,000	—	—	1,002,000
Total Investments, at value	$51,727,277	$117,326,988	$196,351	$169,250,616
Liabilities Table
Other Financial Instruments+
Futures	$(28,287)	$—	$—	$(28,287)
Total Liabilities	$(28,287)	$—	$—	$(28,287)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$196,351	$—	$196,351
Total Investments, at value	$—	$—	$—	$—	$—	$—	$196,351	$—	$196,351

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Mini Index	27	12/16/11	$1,817,910	$(15,218)
S&P 500 E-Mini	12	12/16/11	675,600	(13,069)
			$2,493,510	$(28,287)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 28, 2011